File Nos. 333-178461/811-4716

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 8	☒
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	☒
Amendment No. 50	☒

(Check appropriate box or boxes.)
SYMETRA RESOURCE VARIABLE ACCOUNT B
(Exact Name of Registrant)
Symetra Life Insurance Company
(Name of Depositor)

777 108th Ave NE, Suite 1200, Bellevue, WA	98004
(Address of Depositor's Principal Executive Offices)	(Zip Code)
Depositor’s Telephone Number, including Area Code (425) 256-8000
Name and Address of Agent for Service
Jacqueline M. Veneziani
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004
(425) 256-5026
Approximate date of Proposed Public Offering:
As Soon as Practicable after Effective Date of this registration statement

If appropriate, check the following:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 2, 2016, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485
Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contracts

Symetra True Variable Annuity®
Individual Flexible Premium Deferred Variable Annuity Contract

Issued By:
SYMETRA LIFE INSURANCE COMPANY
and
SYMETRA RESOURCE VARIABLE ACCOUNT B

Prospectus Dated: May 1, 2016

This prospectus describes the Symetra True Variable Annuity Contract, and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the Contract may not lawfully be sold.
Under the Contract, you allocate Contract Value to Symetra Resource Variable Account B (the “Separate Account”), which consists of Sub-accounts, each of which invests exclusively in a particular Portfolio. This variable annuity allows you to allocate Purchase Payments to the following Portfolio companies:

AB Variable Products Series Fund, Inc.	Franklin Templeton Variable Insurance Products Trust
AIM Variable Insurance Funds (Invesco Variable	Goldman Sachs VIT
Insurance Funds)	Janus Aspen Series
ALPS Variable Investment Trust	JPMorgan Insurance Trust
American Century Variable Portfolios, Inc.	The Merger Fund VL
American Funds Insurance Series	MFS® Variable Insurance Trust
BlackRock Variable Series Funds, Inc.	MFS® Variable Insurance Trust II
Calvert Variable Products, Inc.	PIMCO Variable Insurance Trust
Columbia Funds Variable Insurance Trust	Pioneer Variable Contracts Trust
Columbia Funds Variable Series Trust II	Royce Capital Fund
Delaware VIP Trust	SEI Insurance Products Trust
Deutsche Variable Series II	Sentinel Variable Products Trust
Dimensional Fund Advisors	T. Rowe Price Variable Insurance Portfolios
Dreyfus Variable Investment Fund	VanEck VIP Trust
Eaton Vance Variable Trust	Vanguard® Variable Insurance Fund Portfolios
Fidelity® Variable Insurance Products	Virtus Variable Insurance Trust
The Portfolio prospectuses should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request at no charge. For a complete listing of the Portfolios available through the Sub-accounts under the Contract, please see Appendix B of this prospectus.
To learn more about the Symetra True Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2016 which has been filed with the Securities and Exchange Commission (“SEC”). The SAI is incorporated by reference and is legally part of the prospectus. You may request a free copy of the SAI, a paper copy of this prospectus (if you have received it in an electronic format) or a prospectus for any of the underlying Portfolios, by calling us at 1-800-457-9015 or writing us at: PO Box 758545, Topeka, Kansas 66675. The table of contents for the SAI appears at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.
Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other government agency. Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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DEFINED TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the Contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

Accumulation Phase	The period between the Contract Date and the Annuity Date.

Accumulation Unit	A unit of measure we use to calculate the value in a Sub-account during the Accumulation Phase.

Administrative Office	The Symetra Life address to which all applications that are accompanied by an initial Purchase Payment, and all subsequent Purchase Payments should be mailed.

Annuitant	The natural person on whose life annuity payments for this Contract are based.

Annuity Date	The date annuity payments begin under an annuity option.

Beneficiary	The person or entity designated to receive any Contract benefits upon the Owner's death.

Business Day	Any day the New York Stock Exchange (“NYSE”) is open for trading. A Business Day generally ends at 4:00 PM Eastern Standard Time or the closing of trading on the NYSE, if earlier.

Contract	The Symetra True Variable Annuity Contract, which provides variable investment options, offered by Symetra Life.

Contract Date	The first Business Day the Contract is in force and the date from which we measure Contract Years.

Contract Maintenance Office
The Symetra Life address to which all written communications, including applications that are not accompanied by an initial Purchase Payment, general correspondence, and other transactional inquiries should be mailed.

Contract Month	A month measured from the Contract Date or a monthly anniversary of the Contract Date.

Contract Value	The sum of the value of the Sub-accounts attributable to your Contract that have not been applied to provide annuity payments.

Contract Year	A 12-month period starting on the Contract Date or on an anniversary of that date.

General Account	All assets of Symetra Life other than those allocated to the Separate Account or any other Symetra Life separate account.

Good Order	An instruction that Symetra Life receives that is accompanied by all necessary information and supporting legal documentation necessary to effect the transaction.

Income Phase	The period beginning on the Annuity Date during which the Payee receives payments.

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Internal Revenue Code (the “Code”)	The Internal Revenue Code of 1986, as amended or revised.

Owner
The person or legal entity entitled to exercise all rights and privileges under the Contract. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Contract. Any reference to Owner in this prospectus includes any joint Owner.

Payee	The person or persons designated by you to receive annuity payments. You are the Payee unless you designate another person as the Payee.

Portfolio	A series of a registered open-end management investment company in which the corresponding Sub-account invests.

Purchase Payment	An amount paid to Symetra Life for allocation under the Contract, less any premium tax due at the time the payment is made.

Separate Account	Symetra Resource Variable Account B, a segregated asset account.

Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio.

Valuation Period	The period that starts at the close of regular trading on the NYSE on any Business Day and ends at the close of regular trading on the next succeeding Business Day.

WTB Additional Benefit	The WTB Benefit Base minus your Contract Value.

WTB Benefit Base	The Contract Value plus 50% of the WTB Gain.

WTB Earnings	The amount by which your Contract Value exceeds your Purchase Payments adjusted for withdrawals.

WTB Gain	The amount by which your covered Contract Value exceeds the WTB Threshold.

WTB Threshold	The sum of all Purchase Payments reduced for withdrawals that exceed the WTB Earnings.

WTB Threshold Cap	The maximum WTB Threshold used for calculating the WTB Gain. The WTB Threshold Cap is equal to one million dollars.

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SUMMARY

This summary provides a brief overview of the Symetra True Variable Annuity. More information is provided in this prospectus, the SAI and your Contract.
What is the purpose of the Contract? The Symetra True Variable Annuity Contract is an agreement between you, the Owner, and Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”). The Contract is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The Contract provides for guaranteed income and death benefits, subject to applicable terms and conditions. You should not buy the Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.
What kinds of Contracts are described in the prospectus? The Contracts are available as non-qualified contracts that provide you certain tax deferral features under the Code.
The Contracts are also available as one of the following types of qualified contracts:

•	Individual Retirement Annuity (“IRA”);

•	Roth IRA;

•	Simple IRA; or

•	SEP IRA.
Qualified contracts do not provide additional tax deferral benefit.
How do I invest money in the Contract? We accept initial Purchase Payments in the amount of $25,000 or more. Subsequent Purchase Payments may be made at any time in the amount of $1,000 or more, or if made by electronic funds transfer, in the amount of $250 or more. We will not accept, without our prior approval, aggregate Purchase Payments in excess of $2 million dollars. All Purchase Payments should be sent to our Administrative Office.
What annuity options are available? You can select one of five basic annuity options under the Contract. The options available are:

•	Life Annuity;

•	Life Annuity with Guaranteed Period;

•	Joint and Survivor Life Annuity;

•	Joint and Survivor Life Annuity with Guaranteed Period; or

•	Period Certain Annuity.
All annuity payments will be made on a fixed basis.
What are my investment choices? Currently, the Contract offers Sub-accounts that invest in the Portfolios listed in Appendix B, however not all Sub-accounts may be available for all Contracts.
Can I make transfers between the Sub-accounts? You can transfer money among the available Sub-accounts 25 times per Contract Year free of a transfer charge. All transfers must meet a $500 minimum transfer amount.
You can use the following strategies at no additional charge:

•	Dollar Cost Averaging;

•	Sub-account Rebalancing; and

•	Customized Transfer Instructions.
Transfers made under these strategies do not count against your free transfers and are not be subject to the $500 minimum transfer amount.

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Can I make withdrawals? You can access your money through partial withdrawals, repetitive withdrawals, and a full surrender. You may have to pay income taxes and tax penalties on any money you withdraw from the Contract.
What are the charges and expenses? The Contract has insurance features and investment features, and there are costs related to each. The charges and expenses for this Contract are summarized in the following Fee Table and discussed in detail in “Section 7 – Charges and Expenses.”
What are the death benefit options? The Contract provides a death benefit equal to the Contract Value. You may also elect an optional death benefit rider that is available for an additional charge. The Wealth Transfer Benefit rider (“WTB rider”) provides an additional death benefit in the event of positive investment performance to help offset taxes and other expenses your surviving Owner or Beneficiary may incur after your death. Generally, the WTB rider works by adding the WTB Additional Benefit to your Contract Value, subject to the terms and conditions described in “Section 8 – Death Benefit and Optional Death Benefit Rider.”

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the Contract. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.
The Owner Transaction Expenses table describes the fees and expenses that you will pay when you transfer money between Sub-accounts. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES	AMOUNT DEDUCTED
TRANSFER CHARGE (Assessed for each transfer in excess of 25 transfers in a Contract Year)	$25
The Periodic Charges table below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

PERIODIC CHARGES (Not Including Portfolio Operating Fees and Expenses or Optional Benefit Charges)	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
SEPARATE ACCOUNT ANNUAL EXPENSES (As a percentage of average daily net assets of each Sub-account/deducted daily)
Mortality and Expense Risk Charge	0.60%	0.60%
Sub-account Fund Facilitation Fee (1)	0.15%	0.00%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES	0.75%	0.60%

(1)	The Sub-account fund facilitation fee is assessed against the average daily net assets invested in certain Sub-accounts. Currently, we do not assess this fee on any Sub-account.
The Annual Charges For Wealth Transfer Benefit rider table below describes the fees and expenses that you would pay if you added the optional benefit to your Contract. The WTB rider charges shown are per $1,000 of WTB Additional Benefit.

ANNUAL CHARGES FOR WEALTH TRANSFER BENEFIT RIDER (2)	MAXIMUM CHARGE (3)	CURRENT CHARGE (3)
WEALTH TRANSFER BENEFIT RIDER
Joint owners, the oldest age 95, using unisex rates (4)	$524.34	$434.60
Representative Contract Owner - 61 year old male (5)	$13.28	$10.63

(2)	The WTB rider charges are deducted monthly pro-rata from Contract Value invested in the Sub-accounts.

(3)	The charges shown are on an annual basis per $1,000 of WTB Additional Benefit.

(4)
The charges shown for the WTB rider are based on joint owners, the oldest of whom is age 95, and unisex rates. The charge applicable to you will vary based on your attained age, single or joint ownership, and, where allowed by law, sex. A Table of Current Annual Charge Rates can be found in Appendix E.

(5)
The charges shown are for an assumed representative Contract Owner who is a 61 year old male using the single life table. The charge applicable to you will vary based on your attained age, single or joint ownership, and, where allowed by law, sex. A Table of Current Annual Charge Rates can be found in Appendix E.

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The Total Annual Portfolio Operating Expense Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the Contract. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2015. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more acquired funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more acquired funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio are contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (6)	Lowest	Highest
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses (before any waivers or expense reimbursement)	0.15%	5.74%
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses (after any waiver or expense reimbursement) (7)	0.06%	1.65%

(6)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, that may be imposed by any underlying Portfolio.

(7)
The range of total annual Portfolio operating expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment advisor to reimburse or waive Portfolio operating expenses until at least April 30, 2017. Advisors to certain Portfolios offered in the Contract agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

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EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses (including the mortality and expense risk charge, the Sub-account fund facilitation fee and, if applicable, any additional rider), and the Portfolio fees and expenses.
For purposes of calculating the examples showing the highest fees and expenses, we assume the imposition of the Sub-account fund facilitation fee even though we do not currently assess it. The examples do not reflect premium taxes that may apply depending on the state where you live, and assume no transfers or partial withdrawals. We based annual expenses of the underlying Portfolios on data provided by the Portfolio companies for the year ended December 31, 2015. The examples do not take into consideration any fee waiver or reimbursement arrangements of the underlying Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower. We did not independently verify the data provided, but we did prepare the examples.
The examples should not be considered a representation of past or future expenses. Your actual costs may be higher or lower. The 5% annual return assumed in the examples is purely hypothetical. Actual returns (investment performance) will vary and may be more or less than 5%.

EXAMPLES WITH WEALTH TRANSFER BENEFIT RIDER SELECTED (1)

You would pay the following expenses on a $10,000 investment in the Contract for the time periods indicated below assuming that you elect the Wealth Transfer Benefit rider available under the Contract and your investment has a 5% return each year. (2)
THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS AND PURCHASE OF THE WEALTH TRANSFER BENEFIT RIDER AT AGE 61.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$644	$1,901	$3,118	$5,994	$644	$1,901	$3,118	$5,994	$644	$1,901	$3,118	$5,994
THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS AND PURCHASE OF THE WEALTH TRANSFER BENEFIT RIDER AT AGE 61.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$93	$301	$545	$1,386	$93	$301	$545	$1,386	$93	$301	$545	$1,386

(1)	The examples assume a $10,000 investment in the Contract which is less than the minimum required to purchase this Contract.

(2)
For purposes of calculating the examples, we use the maximum annual guaranteed WTB rider charge for a representative Contract Owner, which is based on a male, age 61 in year 1, age 63 in year 3, age 65 in year 5 and age 70 in year 10. The charges assumed in the periods are $13.28 for year 1, $16.63 for year 3, $21.67 for year 5, and $33.26 for year 10. All charges are per $1,000 of WTB Additional Benefit.

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EXAMPLES WITH STANDARD CONTRACT FEATURES (1)

You would pay the following expenses on a $10,000 investment in the Contract for the time periods indicated below assuming that your investment has a 5% return each year.
THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$644	$1,901	$3,118	$5,994	$644	$1,901	$3,118	$5,994	$644	$1,901	$3,118	$5,994
THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$92	$287	$498	$1,105	$92	$287	$498	$1,105	$92	$287	$498	$1,105

(1)	The examples assume a $10,000 investment in the Contract which is less than the minimum rehumquired to purchase this Contract.

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1. THE ANNUITY CONTRACT

This prospectus describes generally applicable provisions of the Symetra True Variable Annuity Contract. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The Contract provides for guaranteed income and death benefits, subject to applicable terms and conditions. You should not buy the Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.
The Contract is an agreement between Symetra Life and you, the Owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your Contract is in the Accumulation Phase. Once you begin receiving annuity payments, your Contract is in the Income Phase.
The Contract is called a variable annuity because you can choose among the available Sub-accounts. Each Sub-account invests in a corresponding Portfolio, and you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you select affects the value of your Contract and, therefore, affects the amount of the annuity payments available at the time of annuitization and your death benefit.
VARIATIONS
This prospectus describes the material rights and obligations under the Contract. Certain provisions of the Contract may be different from the general description in this prospectus due to variations required by state law. For example, state law may require different “free-look” periods, which is the amount of time allowed to examine the Contract and return it for a refund, and may impose different issue age limitations. The state in which your Contract is issued also governs whether or not certain riders, options, charges or fees are available or will vary under your Contract. Please see Appendix C for a listing of general state variations as well as your Contract for specific variations applicable to you. Any state variations will be included in your Contract or in riders or endorsements attached to your Contract.
OTHER CONTRACTS
We offer other variable annuity contracts that have different features and investment options. However, these other contracts also have different charges that would affect the Sub-account performance and may not be offered in your state. To obtain more information about these other contracts, contact us.
INQUIRIES
If you need more information, you can contact us at:
Contract Maintenance Office: For all written communications, including applications that are not accompanied by an initial Purchase Payment, general correspondence, and other transactional inquiries, please contact us at:
Symetra Life Insurance Company
PO Box 758545
Topeka, KS 66675
Administrative Office: For all applications that are accompanied by an initial Purchase Payment, and all subsequent Purchase Payments, please contact us at:
Symetra Life Insurance Company
PO Box 758568
Topeka, KS 66675

We will not deem correspondence, including transactional inquiries and Purchase Payments, sent to any other address as received by us until they are picked up at the addresses listed above and delivered to our processing office.

Customer Service By Phone:	1-800-457-9015	For Overnight Mail:	Symetra Life Insurance Company 5801 SW 6th Street Topeka, KS 66636
On the Internet:	http://www.symetra.com
Transactions made through the Internet. Certain transactions made electronically through the Internet will be accepted if you provide us with certain identification information, such as a password or personal identification information. We will not be liable for following instructions we receive electronically through the Internet that we reasonably believe to be genuine. We may suspend, modify, or terminate our electronic transaction procedures at any time.

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OWNER
The Owner (“you”) is as shown on the Contract application, unless changed. You, as the Owner, may exercise all ownership rights under the Contract. The Contract must be issued prior to the Owner reaching the maximum issue age as stated in the Contract. If your birthday falls between the application date and the Contract Date, we will issue the Contract based upon your age as of the application date if requested by you and subject to state regulations.
Joint Owners: A non-qualified Contract can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly, unless both Owners direct us otherwise in writing. Only two Owners are allowed per Contract. An Owner who is a non-natural person (e.g., a corporation or a trust) may not name a joint Owner.
If you elected the WTB rider, any joint Owner named on the Contract must be the spouse of the Owner. For information on spousal continuation, please see “Section 8 – Death Benefit and Optional Death Benefit Rider.” Any election otherwise will terminate the WTB rider elected.
Changes to Ownership: You may change the Owner or joint Owner by sending us a signed and dated request. If you designate someone else as Owner, that person must not have been older than the maximum issue age as of the Contract Date. The WTB rider will terminate if you add or replace an Owner to the Contract. Unless you specify otherwise, a change in ownership is effective as of the date you signed the notice of change, subject to any payments made or actions we may take prior to receipt of the notice.
Use care when naming joint Owners and making changes to the ownership of your Contract and consult your agent or other advisor if you have questions.
ANNUITANT
You initially name the Annuitant and any joint Annuitant on your Contract application. This designation can be changed at any time prior to the Annuity Date, unless the Contract is owned by a non-natural person (e.g., corporations or trusts). Unless you specify otherwise, a change in Annuitant is effective as of the date you signed the notice of change, subject to any payments made or actions we may take prior to receipt of the notice. Only two Annuitants are allowed per Contract. Each Annuitant must be age 85 or younger as of the Contract Date. Annuity payments must begin prior to the Annuitant reaching the maximum annuitization age as stated in the Contract. If there are joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Date.
If you have not designated someone else prior to the Annuity Date, you are the Annuitant. For natural Owners, if you elected the WTB rider, you must also be the Annuitant(s). The WTB rider will terminate if you add or replace an Annuitant to the Contract.

BENEFICIARY
The Beneficiary is the person or entity that is entitled to receive a benefit as described in “Section 8 – Death Benefit and Optional Death Benefit Rider.” You initially name the Beneficiary on your Contract application and can change the Beneficiary at any time (by sending a signed and dated request) unless you have designated the Beneficiary as irrevocable. An irrevocable Beneficiary must consent in writing to any change. A new Beneficiary designation revokes any prior designation and is effective when signed by you. We are not responsible for the validity of any Beneficiary designation nor for any actions we may take prior to receiving and recording a Beneficiary change. After your death, the Beneficiary has the right to receive the death benefit or to change the Payee for remaining annuity payments. Thus, Beneficiaries should notify us of a death as promptly as possible.
ASSIGNMENT
You can assign the Contract unless restricted by applicable law; however, the new Owner cannot be older than the maximum issue age on the Contract Date. Assignments may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. If this Contract is assigned, we will treat it as a change of ownership and all rights will be transferred. If the WTB rider is in effect and you assign the Contract, the WTB rider will terminate. We are not bound by any assignment unless it is in writing. Assignments are effective on the date you sign the notice of assignment, subject to all payments made and actions we take before we receive a signed copy of the assignment form at our Contract Maintenance Office. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid. Assigning the Contract or changing the Owner can have a negative impact on the death benefit. See “Section 8 – Death Benefit and Optional Death Benefit Rider.”

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If your Contract is an Individual Retirement Annuity (“IRA”) or otherwise issued in connection with a tax-qualified retirement plan, your ability to assign the Contract may be limited.

2. PURCHASE

PURCHASE PAYMENTS
If you are age 85 or younger, you may purchase a Contract with a minimum initial Purchase Payment of $25,000. Additional Purchase Payments of $1,000 or more ($250 if made electronically) may be added at anytime during the Accumulation Phase. We may reduce the minimum Purchase Payment requirements under certain circumstances. For IRAs and Roth IRAs, because the minimum initial Purchase Payment we accept exceeds the annual contribution limits for IRAs and Roth IRAs, your initial Purchase Payment must include a rollover contribution.
We will not accept, without our prior approval, aggregate Purchase Payments in excess of $2 million dollars.
Purchase Payments should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to make Purchase Payments:

•	By personal check; or

•	By wire transfer.
We will not accept Purchase Payments made in the following forms:

•	Cash;

•	Credit cards; and

•	Money orders or travelers checks.
We reserve the right not to accept third-party checks; however, in some circumstances and at our discretion, we may accept third-party checks that are from a rollover or transfer from other financial institutions.
Initial Purchase Payments. Your initial Purchase Payment must be forwarded to our Administrative Office and is normally credited to your Contract within two Business Days of our receipt at our Administrative Office. If your initial Purchase Payment is not in Good Order, we will contact you to get the necessary information. If we cannot get all the required information within five Business Days, we will either return your initial Purchase Payment or get permission to keep it until we have received the necessary information. However, if the necessary information is not received after 15 Business Days, we will reject your application and return the initial Purchase Payment to you. In most situations, your Contract Date is the date your application and initial Purchase Payment are received in Good Order.
We reserve the right to refuse any application or initial Purchase Payment. If we refuse an application or any Purchase Payment, we will return it to you within five Business Days.
We will not deem an application that is accompanied by an initial Purchase Payment sent to any other office besides our Administrative Office as received by us until it reaches our Administrative Office and is picked up and delivered to our processing office.
Additional Purchase Payments. Additional Purchase Payments may be made at any time by sending them to our Administrative Office and should include your Contract number. Additional Purchase Payments received in Good Order and mailed to our Administrative Office and picked up and delivered to our processing office will be credited to your Contract on the same Business Day as received by us. However, any Purchase Payment received after the end of a Business Day will be credited the next Business Day.
We will not deem Purchase Payments sent to any other office besides our Administrative Office as received by us until they reach our Administrative Office and are picked up and delivered to our processing office. Each Purchase Payment is subject to acceptance and approval by us.
We reserve the right to refuse any Purchase Payment that is over $2 million dollars; that aggregated with previous Purchase Payments, exceeds $2 million dollars; that does not meet our minimums; that is not in Good Order; that we determine is made for market timing purposes; or is otherwise contrary to law for Symetra Life to accept.

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ALLOCATION OF PURCHASE PAYMENTS
You tell us how to apply your initial Purchase Payment by specifying your desired allocation among the available Sub-accounts on the Contract application. Unless you tell us otherwise, subsequent Purchase Payments will be allocated in the same proportion as your most recent Purchase Payment (unless that was a Purchase Payment you directed us to allocate on a one-time-only basis). You may change the way subsequent Purchase Payments are allocated by providing us with written instructions, by telephoning us or electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See “Section 5 – Transfers Among the Sub-accounts.”
ACCUMULATION UNITS
Your Contract Value will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of this, we use a unit of measure called an Accumulation Unit.
We calculate the value of an Accumulation Unit for each Sub-account at the time the NYSE closes each day, which is generally 4:00 PM Eastern Time. To determine the current Accumulation Unit value, we take the prior Business Day’s Accumulation Unit value and multiply it by the net investment factor for the current day. Changes in the Accumulation Unit value reflect the investment performance of each Sub-account as well as the deductions for the mortality and expense risk charge, Sub-account fund facilitation fee and taxes. The value of an Accumulation Unit will usually go up or down from day to day.

The net investment factor is used to measure the daily change in the Accumulation Unit value for each Sub-account. The net investment factor for any Sub-account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) where:

1.
is the net asset value per share of the applicable Portfolio held in the Sub-account determined as of the end of the current Valuation Period, plus the per-share amount of any dividend or capital gain distributions made by the Portfolio on shares held in the Sub-account if the ex-dividend date occurs during the current Valuation Period;

2.	is the net asset value per share of the Portfolio held in the Sub-account determined at the end of the prior Valuation Period; and
3.
is a daily factor representing the mortality and expense risk charge, the Sub-account fund facilitation fee and any taxes or amounts set aside as a reserve for taxes attributable to the applicable Contracts, expressed as a percentage of the total net assets of the Sub-account adjusted for the number of days in the Valuation Period.

When you make Purchase Payments or transfers into a Sub-account, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Purchase Payment allocated to a particular Sub-account by the value of the Accumulation Unit for that particular Sub-account. If we receive a Purchase Payment before the close of business on a Business Day, we will use that day’s Accumulation Unit value. If we receive a Purchase Payment after the close of business on a Business Day, we will use the following day’s Accumulation Unit value.
Example: Assume that we receive a $10,000 Purchase Payment from you. You have told us you want this to go to the Fidelity VIP Mid Cap Sub-account. At the end of the Business Day that we received the Purchase Payment, we determine that the value of an Accumulation Unit for the Fidelity VIP Mid Cap Sub-account is $34.12. We then divide $10,000 by $34.12 and credit your Contract on that night with 293.08 Accumulation Units for the Fidelity VIP Mid Cap Sub-account.
We process withdrawals and transfers of Contract Value from a Sub-account in a similar manner using the applicable Accumulation Unit value for the Sub-accounts involved in the transaction. A withdrawal involves the deduction of Accumulation Units of the Sub-accounts from which the withdrawal is taken. Transfers involve the deduction of Accumulation Units of the Sub-accounts from which the transfer is taken and the crediting of Accumulation Units of the Sub-accounts to which the transfer is made.
RIGHT TO EXAMINE
You may cancel the Contract without charge by returning it to us or to your registered representative within the period stated on the front page of your Contract. We include a refund of all charges that may have been deducted from your Contract if you cancel your Contract during this period. This period will be at least 10 days (or longer in some states). You will receive your Contract Value plus the refund of all charges. If the Contract is a replacement of another insurance or annuity contract, you may return the Contract within 30 days from the date you received it, and receive a refund of the Contract Value plus any fees or charges deducted under the Contract. Because of the market risks associated with investing in the Sub-accounts, the Contract Value returned may be more or less than the Purchase Payments you have paid. In some states, we may be required to return to you the amount of the Purchase Payments paid to us. In this case, Symetra Life will be subject to the investment risk. When we are required to guarantee a return of Purchase Payments, we will apply amounts designated for the Sub-accounts to the money

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market Sub-account available under the Contract until the expiration of the right to examine period. These amounts will then be allocated in the manner you selected unless you have canceled the Contract.
For Contracts purchased as an IRA and returned to us within seven days after you receive it, Symetra Life will refund the greater of your Contract Value or your Purchase Payments. During this seven-day period, we will allocate the Purchase Payments designated for the various Portfolios to the then available money market Portfolio. After seven days, your state’s right to examine provision, as shown in your Contract, will continue to apply. If your state’s right to examine provision is longer than seven days and requires a return of Purchase Payment, we will continue to allocate amounts designated for the Sub-accounts to the money market Portfolio offered within your Contract until the right to examine period expires. Upon the expiration of the seven-day period or the right to examine period as stated on your Contract (for those states that have a right to examine provision longer than seven days and require a return of Purchase Payment), Purchase Payments will then be allocated in the manner you selected unless you have canceled the Contract.
For a state-by-state description of material variations of this Contract, including the right to examine period, see Appendix C later in this Prospectus.

3. ANNUITY PAYMENTS (INCOME PHASE)

During the Income Phase, the Payee will receive payments from your annuity. The annuity option you select will determine, among other things, the annuity payment start date and frequency. Switching to the Income Phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the Accumulation Phase. Once the Income Phase begins, you cannot add Purchase Payments, make withdrawals, change or add an Annuitant, or change the annuity option. When the entire Contract Value has been annuitized, no death benefit will be applicable. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences. If premium taxes are required by state law, these taxes will be deducted from your Contract Value before the annuity payments are calculated.
ANNUITY DATE
Generally, the Income Phase will start no later than the date the oldest Annuitant attains age 96, but may be earlier for certain qualified Contracts or if required by law. We will send notice to you prior to the scheduled Annuity Date and request that you verify all the information we currently have on file. At this time, you may request a different Annuity Date, including a date later than the scheduled Annuity Date. The new Annuity Date may not be later than the 101st birthday of the oldest Annuitant. Any extension of an Annuity Date is subject to our approval. Any extension of the Annuity Date past age 96 will require a termination of the WTB rider, if elected, prior to our approval of the extension.
PARTIAL ANNUITIZATION
You may choose to annuitize a portion of your Contract Value. In this situation, your Contract Value will be divided into two parts. The non-annuitized portion would remain in the Accumulation Phase, while the annuitized portion would be moved to the Income Phase. The amount of the Contract Value you choose to apply to an annuity option will be treated as a withdrawal and impact the death benefit and the amount payable under any optional death benefit rider as shown in Appendix D.
Caution should be exercised in choosing to annuitize a portion of Contract Value. Also, if this is a qualified Contract, you may need to meet required minimum distribution rules, which can be quite complex. Before choosing to annuitize all or a portion of your Contract Value, you should consult your tax advisor. See “Section 9 – Taxes” for more information.
ANNUITY OPTIONS
You can switch to the Income Phase at any time by notifying us in writing at least 30 days prior to the date that you want annuity payments to begin. You name the Payee when you elect an annuity option and you may change the Payee designation at any time by writing to us. You may select or change an annuity option at any time prior to switching to the Income Phase by completing an election form that you can request in writing or by phone from us or by downloading the form from our web site.
ANNUITY PAYMENTS
Annuity payments will be made on a fixed basis and the dollar amount of the annuity payments will not vary with investment performance. Your Contract contains the Guaranteed Fixed Annuity Purchase Rate Table we use to determine the amount of your annuity payments under all life annuity options. We determine the amount of your annuity payments by dividing your Contract Value being annuitized by the amount shown in the table for your age and annuity option selected. The table factors in an assumed effective interest rate of 1.0%. Payout rates will never be less than those shown in your Contract but if current rates are more favorable to you, we will determine your annuity payments based upon the more favorable rates.

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You may choose one of the annuity options listed below or any other option you want and that we agree to provide. The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the Annuitant’s age at the time you switch to the Income Phase, and, under some Contracts, the Annuitant’s sex. If you choose a life annuity option, the number of annuity payments the Payee receives depends on how long the Annuitant lives, not the Annuitant’s life expectancy. The available annuity options are as follows:

Life Annuity. The Payee receives annuity payments as long as the Annuitant is living. Annuity payments stop when the Annuitant dies. There is no minimum number of payments with this option.

Life Annuity with Guaranteed Period. The Payee receives annuity payments for the longer of the Annuitant’s life or a guaranteed period, as selected by you and agreed to by us. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period will result in higher annuity payments during the Annuitant’s life and fewer or no remaining guaranteed payments to the Payee. A longer guaranteed period will result in lower annuity payments. If the Annuitant dies before the guaranteed payments have been made, the remaining payments will be made to the Payee. Annuity payments stop on the later of the date the Annuitant dies or the date the last guaranteed payment is made.

Joint and Survivor Life Annuity. The Payee receives annuity payments as long as either Annuitant is living. After either Annuitant dies, the Payee receives a specified percentage of each annuity payment as long as the other Annuitant is living. You name the joint Annuitant, Payee and payment percentages at the time you elect this option and they cannot be changed once the Income Phase begins. Choosing lower percentages to be paid after the death of either Annuitant results in higher payments while both Annuitants are living. Annuity payments stop the later of the date the Annuitant dies or the date the joint Annuitant dies.

Joint and Survivor Life Annuity with Guaranteed Period. The Payee receives annuity payments for the longer of the Annuitant’s life, the joint Annuitant’s life or a guaranteed period of five or more years, as selected by you and agreed to by us. The full benefit amount will continue to be paid to the Payee until the later of the first death of either the Annuitant or joint Annuitant and the end of the guaranteed period. If only one Annuitant is alive when the guaranteed period ends, a percentage of the payment amount will continue to be paid to the Payee. You name the joint Annuitant, Payee and payment percentages at the time you elect this option. The joint Annuitant and payment percentages cannot be changed once the Income Phase begins. Choosing lower percentages to be paid after the death of either Annuitant results in higher payments while both Annuitants are living. Annuity payments stop the later of the date the Annuitant dies, the joint Annuitant dies or the date the last guaranteed payment is made.

Period Certain Annuity. The Payee receives annuity payments for a guaranteed period of time, as selected by you and agreed to by us. For partial annuitizations, a guaranteed period of 10 or more years must be selected. The guaranteed period may not exceed the Annuitant’s life expectancy. This option does not guarantee payments for the rest of the Annuitant’s life. If your Contract is a qualified Contract, period certain payments without a life contingency may not satisfy minimum required distribution rules. Annuity payments stop at the end of the guaranteed period. Consult a tax advisor before electing this option.
If you do not choose an annuity option at least 30 days before the latest Annuity Date specified in your Contract, we will make annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.

You may choose to have annuity payments made on a monthly, quarterly, semi-annual or annual basis. If state law allows, we may choose to distribute your Contract Value in a lump sum if it is equal to or less than $2,000 or monthly annuity payments would be less than $20. We also reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.
Proof of Age or Sex. We may require proof of age or sex before beginning annuity payments under any basic annuity option based on life or life expectancy. If the age or sex of any Annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We will credit interest on underpayments but will not charge interest on overpayments. We may require evidence satisfactory to us that an Annuitant is living before we make any payment.

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4. SUB-ACCOUNT OPTIONS

SUB-ACCOUNT OPTIONS
During the Accumulation Phase, you may allocate your Purchase Payments and Contract Value to any of the Sub-accounts available under your Contract. Each Sub-account invests exclusively in the shares of one underlying Portfolio that has its own investment objective. The Portfolios are not offered directly to the public, but are available to life insurance companies and their separate accounts as investment options for variable annuity and variable life insurance contracts and to qualified plans.
A list of each Portfolio, its investment objective, and its investment advisor is listed under Appendix B. However, not all Portfolios are available to all Contract Owners. There is no assurance that any of the Portfolios will achieve their stated objectives. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by contacting our Contract Maintenance Office. You should read those prospectuses carefully before investing. If you have received a summary prospectus for any of the Portfolios listed in Appendix B, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus.
Currently we do not assess a Sub-account fund facilitation fee under the Contract. However, we reserve the right to impose a Sub-account fund facilitation fee on Contract Value allocated to any of the Sub-accounts. See “Section 7 – Charges and Expenses” for more information.
In addition to selling shares to the Separate Account, the Portfolios may sell shares to other separate accounts of other insurance companies to support variable annuity contracts and variable life insurance policies and to qualified plans. It is possible that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of life insurance companies to invest simultaneously in the Portfolios. Currently, neither we nor the Portfolios foresee any such disadvantages. The Portfolios must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Portfolio’s response to any of those events conflicts with or insufficiently protects Contract Owners, we will take appropriate action. For more information about the risks associated with the use of the same funding vehicle for both variable annuity contracts and variable life insurance policies of various insurance companies and/or qualified plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.
The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation, that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and advisor or manager. Certain Portfolios available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Portfolio available through the Contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.
SHORT-TERM REDEMPTION FEES
Certain Sub-accounts invest in Portfolios that impose a short-term redemption fee. Those Portfolios are: Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, and the Fidelity VIP Technology Portfolio. An Owner who chooses to redeem Accumulation Units of a Sub-account invested in any of these Portfolios will be subject to a 1.00% short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose, Accumulation Units held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last.
Redemption fees will be incurred when you withdraw Contract Value invested in one of the Sub-accounts or you transfer Contract Value out of one of these Sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the Sub-accounts. The redemption fee will not apply to deductions from your Contract Value to pay the mortality and expense risk charge or other charges under the Contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Portfolio or Symetra Life designates as exempt.
Redemption Fee Example 1: Assume you allocate Contract Value to the Fidelity VIP Energy Sub-account and we credit your Contract with 100 Accumulation Units of that Sub-account. Further assume that 58 days later you make a transfer out of the Fidelity VIP Energy Sub-account redeeming 50 Accumulation Units and the value of those 50 Accumulation Units is equal to $500. We would assess a redemption fee equal to 1% of $500. The redemption fee would be equal to $5.00 (1% of $500).

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Redemption Fee Example 2: Assume you allocate Contract Value to the Fidelity VIP Energy Sub-account and we credit your Contract with 100 Accumulation Units of that Sub-account. On day 50, you allocate additional Contract Value to the Fidelity VIP Energy Sub-account and we credit your Contract with another 50 Accumulation Units of that Sub-account. Further assume, on day 65, you make a transfer out of the Fidelity VIP Energy Sub-account, redeeming 125 Accumulation Units, and the value of each Accumulation Unit is $10.
The first step is to determine which Accumulation Units are redeemed. Using the first-in, first-out rule, all 100 Accumulation Units purchased on day one are redeemed, and 25 of the 50 Accumulation Units purchased on day 50 are redeemed. The 100 Accumulation Units purchased on day one are not subject to the redemption fee, but the 25 Accumulation Units purchased on day 50 are subject to the fee. The value of the Accumulation Units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).
CHANGES TO THE SUB-ACCOUNTS
We reserve the right to add, combine, restrict, or remove any Sub-account under your Contract. If any shares of the Portfolios are no longer available, or if in our view no longer meet the purpose of the Contract, it may be necessary to substitute shares of another Portfolio. New or substitute Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close a Sub-account to allocations of new Purchase Payments by existing or new Contract Owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the Sub-accounts.
COMPENSATION WE RECEIVE FROM PORTFOLIOS
We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We receive compensation from some or all of the Portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided by us with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the Contract. We also receive this compensation for providing services to Contract Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity contracts and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this Contract is 0.30%. Some investment advisors, administrators, and/or distributors may pay us less; some do not pay us any such compensation.
The compensation we receive is paid by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees indirectly through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Contract Maintenance Office. The compensation that we receive may be significant and we may profit from this compensation.
When determining which Portfolios to offer in our variable Contracts, we consider the Portfolios’ name recognition, investment objective, performance, expenses and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisors, or their distributors. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Portfolio if the Portfolio no longer meets one or more of the criteria or other criteria we set from time to time at our sole discretion. We do not recommend any particular Portfolio, and we do not provide investment advice.
Compensation for selling the Contracts is set by Symetra Life. Currently we do not pay any compensation directly to broker-dealers selling this Contract but may pay compensation to wholesalers. See “Section 10 – Other Information – Distribution (Principal Underwriter)” for more information.
AVAILABILITY OF THE SUB-ACCOUNTS
Certain Sub-accounts are closed to new investors and only available to Owners who have been continuously invested in them as of a certain date. Once an Owner has transferred the entire value out of one of these closed Sub-accounts, the Sub-account is no longer available to the Owner for investment.
VOTING RIGHTS
Symetra Life is the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. You, or the Beneficiary of your Contract, will have the right to give voting instructions and we will vote shares in accordance with the instructions we receive

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from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

5. TRANSFERS AMONG THE SUB-ACCOUNTS

During the Accumulation Phase you can transfer money among the Sub-accounts 25 times per Contract Year free of charge. Each additional transfer in excess of this limit will have a charge of $25. The Contract allows Symetra Life to waive transfer charges for any transfer made using systematic transfer strategies. Currently, the systematic transfer strategies under which we waive transfer charges are dollar cost averaging, Sub-account rebalancing and customized transfer instructions. These are described in more detail under “Scheduled Transfers”. All transfers occurring on the same Business Day will be counted as a single transfer for purposes of assessing the $25 transfer charge.
Example: Assume that your Contract Date is January 1st and you make 5 transfers each Contract Month. Your transfers through May would be free of charge. In June, because you exceeded the limit of 25 free transfers per Contract Year, you would incur a $25 transfer charge for each transfer made during the remainder of that Contract Year.

	Jan	Feb	Mar	Apr	May	June	July	Aug	Sept	Oct	Nov	Dec
Transfers Per Month	5	5	5	5	5	5	5	5	5	5	5	5
Contract Year Total	5	10	15	20	25	30	35	40	45	50	55	60
Transfer Charge	$0	$0	$0	$0	$0	$125	$125	$125	$125	$125	$125	$125
The minimum amount you can transfer out of any Sub-account at one time is $500, or your entire Contract Value invested in the Sub-account if less. If a transfer will result in the remaining balance in a Sub-account being less than $500, you must transfer the entire amount out of the Sub-account.
TRANSFER TRANSACTIONS AVAILABLE
We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

•	your Contract number;

•	the amount of the transfer; and

•	which Sub-accounts are affected.
We cannot process your transfer request until we have received the request at our Contract Maintenance Office. Transfer requests will be effective and valued on the Business Day they are received by us in Good Order.
Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Symetra Life will not be liable for any failure to question or challenge such request for transfer as long as there is a valid signed authorization on record at Symetra Life.
Transfers by Internet will be accepted if you provide us with certain identification information, such as a password or personal identification information. However, we do not accept transfer requests sent by e-mail. Transfer instructions you send electronically through the Internet are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

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We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your request.
Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider’s, your representative’s, or Symetra Life’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.
You also should protect your identification information because self-service options will be available to anyone who provides your identification information. We will not be able to verify that the person using your personal information and providing instructions is you or a person authorized by you.

SCHEDULED TRANSFERS
During the Accumulation Phase, you can choose among several systematic transfer strategies that are available at no charge. We refer to these systematic transfer strategies as “scheduled transfers” and they will not count against your free transfer limit as discussed above. We may impose restrictions on the number of scheduled transfers that can be initiated during each Contract Year or on the Sub-accounts available for scheduled transfers. If such restrictions are imposed or we change the Sub-accounts available, we will notify you in writing. We reserve the right to restrict or remove any of the scheduled transfer options available.
Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per Accumulation Unit over time. It does not assure a profit or protect against a loss. If your balance in a Sub-account is at least $5,000, you can systematically transfer set amounts of at least $500 each month or quarter from that Sub-account to any of the other Sub-accounts. If you choose to transfer amounts among more than one Sub-account, transfers into each Sub-account must be at least $50. Once started, dollar cost averaging will continue until you instruct us to stop or all money has been transferred out of the Sub-account designated as the source of the scheduled transfer.
Sub-account Rebalancing. After your money has been invested, the investment performance of the Sub-accounts may cause the percentage in each Sub-account to change from your original allocations. You can instruct us to adjust your investment in the Sub-accounts, on a monthly, quarterly, semi-annual, or annual basis, to maintain a predetermined percentage allocation of Contract Value among the Sub-accounts. Sub-account rebalancing can be used with dollar cost averaging. The $500 minimum transfer amount and remaining Sub-account balance restriction of $500 are waived for Sub-account rebalancing.
Customized Transfer and Redemption Instructions. You can instruct us to transfer Contract Value among the Sub-accounts or redeem certain amounts in the Sub-accounts in accordance with systematic investment instructions you provide and we agree to implement. You will continue to transfer Contract Value or redeem specific amounts in accordance with these instructions until changed or terminated by you.
LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY
Effects of Excessive Transfers and Market Timing Activity. The Contract and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Frequent transfers between and among the Sub-accounts may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by Contract owners. These disruptive activities may increase expenses and adversely affect Portfolio performance, thereby negatively impacting long-term Contract owners.
Detection and Deterrence. Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to Contract Owners, Portfolios, Portfolio shareholders, and the Separate Account, we have established certain policies and procedures to aid us in detecting and deterring Contract Owners that may be engaging in frequent trading and/or market timing activities. Under these policies and procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in Portfolios that exceed certain monetary thresholds may be scrutinized. Symetra Life also may review transactions that occur close in time to other transactions in the same Contract or in multiple Contracts under common ownership or influence. Trading activity that is identified through these procedures, or as a result of any other information available, will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

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In addition to the broad ability to restrict potentially harmful trading as described above, Symetra Life has adopted a 90-day purchase block policy under which any Contract Owner redeeming Accumulation Units having a value of $10,000 or more from a Portfolio will be precluded from investing in that Portfolio for 90 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of transfer transactions. Symetra Life will grant two exceptions to the 90-day purchase block policy, per rolling 12-month period. We will provide you written notice after you trigger each exception to the 90-day purchase block policy.
Transactions of $10,000 or less, systematic transactions, transactions in money market Sub-accounts, mandatory retirement distributions, purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and any other transaction we may deem would not lend itself to market timing abuse will be exempt from the 90-day purchase block policy. Transactions in certain rebalancing, asset allocation programs, if available, and other advisory programs may also be exempt from the 90-day purchase block policy, subject to prior written approval by Symetra Life.
A market timer may be the Contract Owner or the Owner’s authorized representative such as a registered investment advisor or registered representative that has trading discretion over a Contract.
In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all Contract Owners.
If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular Contract Owners.
We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the Contract may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Portfolios and dilution of long-term Portfolio returns. Thus, your Contract Value may be lower due to lower returns in your Sub-account investments.
Underlying Portfolio Frequent Trading Policies. The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract owners and variable life policy owners. Those Portfolio managers may require us to investigate whether any of our contract owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity, they may block you from making transfers or purchases to their Portfolios. In addition, federal regulations may require us to provide individual transaction and contract owner information to the Portfolio managers when requested.
The Portfolios to which we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual contract owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the underlying Portfolio.

In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account that invests in the Portfolio if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within one to two Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

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Omnibus Order. Contract Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as contracts and separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable annuity contracts (or variable life policies), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

6. ACCESS TO YOUR MONEY

Under your Contract, money may be accessed:

•	by making partial withdrawals during the Accumulation Phase;

•	surrendering your Contract during the Accumulation Phase;

•	by taking repetitive withdrawals during the Accumulation Phase;

•	by receiving payments during the Income Phase (see “Section 3 - Annuity Payments (Income Phase)”); or

•	when a death benefit is paid to your Beneficiary (see “Section 8 - Death Benefit and Optional Death Benefit Rider”).
PARTIAL WITHDRAWALS
During the Accumulation Phase, you can make partial withdrawals from your Contract Value by writing to us at our Contract Maintenance Office. However, partial withdrawals may be restricted or prohibited by the terms of qualified Contracts. Unless you tell us otherwise, partial withdrawals will be taken pro-rata from the Sub-accounts. Withdrawals from the Sub-accounts will be effective as of the Business Day we receive the request in Good Order and are payable within seven calendar days. See “Section 7 - Charges and Expenses” for more information. Withdrawals, including any charges, reduce the number of Accumulation Units and the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See “Section 9 - Taxes.”

MINIMUM VALUE REQUIREMENTS
You must withdraw the entire amount out of a Sub-account if, after a withdrawal, the remaining value in the Sub-account would be less than $500. Similarly, you must withdraw the entire Contract Value that has not been annuitized and your Contract will terminate if, after a withdrawal, the remaining Contract Value would be less than $2,000. However, negative investment performance alone will not cause a forced withdrawal.
SURRENDERING YOUR CONTRACT
You can request a surrender of your Contract Value that has not been annuitized. For a surrender to be effective, we must receive your written request at our Contract Maintenance Office. For a full surrender, all benefits will terminate as of the Business Day we receive the required information to process your surrender request. Your surrender value will be equal to your Contract Value which has not been annuitized. We will determine your surrender value as of the Business Day we receive your request in Good Order and make payment to you within seven calendar days.
REPETITIVE WITHDRAWALS
Repetitive withdrawals allow you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Contract Value that you request from a specified Sub-account monthly, quarterly, or annually. You may request repetitive withdrawals by completing the appropriate form and sending it to our Contract Maintenance Office. Repetitive withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain qualified contracts. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

•	your life expectancy; or

•	the joint life expectancy of you and a Beneficiary.

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You may begin repetitive withdrawals based on life expectancy by providing us with verification of age in order for us to calculate the monthly, quarterly, or annual withdrawal amount. We calculate the amount of a repetitive withdrawal based on life expectancy by dividing the applicable Contract Value by the life expectancy of the Owner as determined by using the IRS single life table. If it is a joint life expectancy, then we divide the applicable Contract Value by the life expectancy of the Owner and joint Owner (or Beneficiary) by the IRS joint life table.
Example One: Assume that the Contract Value is equal to $100,000 and the Owner requests a repetitive withdrawal and is age 55. Based on the IRS single life table, the life expectancy of an Owner age 55 is 29.6 years. The first repetitive withdrawal amount is equal to $100,000 divided by 29.6 which equals an annual payment of $3,378.38.
Example Two: Assume that when the Contract Owner is age 56, the Contract Value is equal to $101,453. The life expectancy of the Owner is 28.7 years. The repetitive withdrawal amount is equal to $101,453 divided by 28.7 which equals an annual payment of $3,534.95.
Repetitive withdrawals that are based on life expectancy may allow you to avoid the early withdrawal tax penalty of 10% that you would otherwise pay for taking withdrawals prior to age 59 1/2. If you take additional withdrawals, annuitize either a portion or all of your Contract Value, or otherwise modify or stop these repetitive withdrawals, however, there may be tax consequences and penalties. You should talk to your tax advisor for more information on taking repetitive withdrawals to avoid the 10% tax penalty.
If you make repetitive withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to any other withdrawals also apply to repetitive withdrawals.

AUTHORITY OF THIRD PARTIES TO MAKE TRANSACTIONS
If you have engaged a third party and submitted our third party authorization form, you authorize the third party to allocate your Contract Value among the Sub-accounts and make changes to these allocations. We are not a party to any agreement you have with a third party to provide advice regarding the allocation of your Contract Value, and we do not supervise or perform due diligence on anyone who may provide such allocation advice. Your authorization includes making transactions over the telephone and Internet as well as receiving statements and other financial information regarding your Contract. We deem that all transactions directed by your third party have been authorized by you. You must contact us immediately if you revoke this authorization. We will not be responsible for acting on instructions from your authorized third party until we receive notification of the revocation of authority. We may also suspend, cancel or limit these authorizations at any time. Transactions made on your behalf are also subject to the restrictions on transfers discussed in “Section 5- Transfers Among the Sub-Accounts - Limits On Excessive Transfers And Market Timing Activity”. Any transfer restriction imposed will be at the Contract level. Therefore, transactions made by your authorized third party that we deem violate these policies will restrict the transactions allowed by you.
Investment Advisor Fees. If you have authorized an investment advisor to make transactions on your behalf, such authorization includes making withdrawals to pay an investment advisor’s fee in the amount and at the times directed to us by the authorized investment advisor. We do not verify that amounts withdrawn from your Contract Value, including amounts withdrawn to pay for the investment advisor’s fees, are within the terms of your agreement with your investment advisor. We may impose limits on the amounts your investment advisor can withdraw from your Contract Value for payment of investment advisor fees pursuant to our administrative rules. The investment advisor fee is described in your disclosure statement provided by the investment advisor. You should consult with your investment advisor for details regarding the services provided and any fees or charges for those services. For non-qualified Contracts, any withdrawals made for payment of investment advisor fees are taxable distributions to you. Please see “Section 9-Taxes” for more information.
SENDING FORMS AND TRANSACTION REQUESTS IN GOOD ORDER
We cannot process your transaction requests until we have received them in Good Order. Good Order means the actual receipt by us of the necessary information and documentation required to process the request. This generally includes your completed request and/or appropriate Symetra Life administrative form, any required spousal or joint Owner’s consents, your Contract number, Social Security Number or Taxpayer Identification Number, and any other supporting documentation we may require. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time.
Signature Guarantees: As a protection against fraud, we require a signature guarantee for the following transaction requests:

•	Any withdrawal or surrender over $250,000;

•	Ownership changes;

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•
Any withdrawal when we have been directed to send proceeds payable to someone other than the Owner or to an address different from the one on record with us (including bank instructions). PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity contract for another with the same owner in a tax-free exchange or direct rollover;

•	Certain requests in which the address of record has been changed in the past 30 days; or

•	Any other transaction where we require one.
We must receive the original signature guarantee and will not accept copies or faxes of the signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notary public cannot provide a signature guarantee. We may change our requirements listed above or add a signature guarantee requirement if we deem it necessary to help protect against fraud.

7. CHARGES AND EXPENSES

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract.
DAILY CHARGES
Each day we make deductions for certain charges. We do this as part of our calculation of the value of Accumulation Units. Daily charges include the mortality and expense risk charge and the Sub-account fund facilitation fee described below.
Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 0.60% of the average daily net assets of each Sub-account. This charge compensates us for the mortality and expense risks we have under all Symetra True Variable Annuity Contracts. Our mortality risk arises primarily from our obligations to make annuity payments for the life of the Annuitant. Our expense risks under the Contracts include the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including additional distribution expenses. The rate of the mortality and expense risk charge will not be increased for the life of the Contract. We may profit from this charge and use it for any purpose, including additional distribution expenses.
Sub-account Fund Facilitation Fee. We currently do not assess a Sub-account fund facilitation fee. However, if we choose to impose this fee, the Sub-account fund facilitation fee may be charged to Owners invested in any Sub-accounts offered under the Contract. We will notify you in writing if we choose to impose this fee and the fee will be applied to all new and existing Contracts. The maximum amount charged would be equal, on an annual basis, to 0.15% of the average daily net assets that you have invested in the impacted Sub-accounts. This charge is deducted daily and is for facilitating the offering of Sub-accounts that invest in certain Portfolios. If you are invested in the impacted Sub-accounts at the time we institute the fee, the applicable Sub-account fund facilitation fee will be assessed against the Contract Value allocated in each impacted Sub-account. We may profit from this charge and use it for any purpose, including additional distribution expenses.
WEALTH TRANSFER BENEFIT CHARGE
If available in your state, you may elect the Wealth Transfer Benefit (“WTB”) rider. If you elect this rider, we may deduct an additional charge on the first Business Day of each Contract Month. The charge is first deducted pro-rata from your Contract Value invested in the Sub-accounts. You may elect this benefit only at the time you purchase your Contract. You can terminate the WTB rider at any time. However, once terminated you cannot re-elect the WTB rider and we will not refund any charges previously paid.
We stop deducting this charge on the earlier of the first Business Day of the Contract Month anniversary on or after the Business Day:

•	we are notified of your death;

•	you request to cancel the rider;

•	you surrender the Contract;

•	you assign the Contract;

•	you add or replace an Owner;

•	you replace or add an Annuitant;

•	you annuitize the entire Contract Value; or

•	the oldest Owner, or in the case of non-natural Owners, the oldest Annuitant, attains age 96.

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We will refund any rider charges deducted after the first Business Day following your date of death.
The WTB rider charge is based upon an annual rate for the Owner’s or, in the case of a non-natural Owner, the Annuitant’s attained age and, if permitted by law, sex. We determine the charge by first determining the rate applicable to the Owner as of the first Business Day of each Contract Month. Each Contract Month we use a Table of Current Annual Charge Rates to determine the rate applicable to you. If the Contract is owned by joint Owners, we will use the Table of Current Annual Charge Rates for Joint Lives and use the attained age of the oldest joint Owner. Your rate will never be higher than the guaranteed rate shown in your Contract. Because the annual rate is based on attained age, every year the rate applicable to you will increase. Appendix E of this prospectus contains the Table of Current Annual Charge Rates we use for this purpose.
Once the rate is determined, it is multiplied by the greater of:

•	your WTB Additional Benefit; and

•	zero.
It is then divided by 12. If the WTB Additional Benefit is greater than zero, we will assess a charge for that Contract Month. If the WTB Additional Benefit is less than zero, no charge will be assessed. Each Contract Month, your charge will be recalculated using these factors. The charge is for the cost and risk associated with offering the WTB rider.
WTB Charge Example #1: Assume you are a 60-year old male with Purchase Payments totaling $100,000 and no withdrawals have been made from your Contract and your Contract Value is equal to $150,000. On your Contract Month anniversary, we determine that the annual charge rate for a 60-year old male who elects the WTB rider is 0.9522%. We calculate your WTB rider charge for that month as follows:

Step 1
We first determine your WTB Gain by taking your Contract Value and subtracting the sum of all your Purchase Payments reduced for withdrawals that exceed the WTB Earnings.

($150,000 – ($100,000 - $0)) = $50,000
		Step 2	We then take this amount and multiply it by 50% and add your Contract Value to get your WTB Benefit Base. ($50,000 x 50%) + $150,000 = $175,000

Step 3	We then take the WTB Benefit Base and subtract your Contract Value. ($175,000 – $150,000) = $25,000 This is your WTB Additional Benefit and in this example, it is greater than zero.	Step 4
Because it is greater than zero, we take this amount and multiply it by the annual WTB rider charge rate of 0.9522% and divide it by 12 months. The result is the amount of your WTB rider charge.

$25,000 x 0.9522%/ 12 = $19.84

WTB Charge Example #2: Assume the same facts as above except that you are one year older. For a 61-year old male who elects the WTB rider, we determine that the annual charge rate is 1.0625%. Steps 1, 2 and 3 as shown above would be calculated the same, but in Step 4 we would use the annual charge rate of 1.0625%. The WTB rider charge for that month would be calculated as follows:

Step 4
We take the WTB Additional Benefit of $25,000
and multiply it by the annual WTB rider charge rate of
1.0625% and divide it by 12 months. This is the
amount of your WTB rider charge.

$25,000 x 1.0625% / 12 = $22.14

Because the WTB rider charge is based on an annual rate for your attained age, as you get older the charge rate will increase. The charge increased from $19.84 in example 1 to $22.14 in example 2 due to the increased age of the assumed Owner.

Before electing this optional benefit, you should consult your financial advisor to help you consider the costs, benefits and risks of the benefit option for your particular circumstances.
WTB Charge Example #3: Assume you are a 60-year old male with Purchase Payments totaling $100,000 and no withdrawals have been made but due to poor investment performance your Contract Value is equal to $90,000. On your

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Contract Month anniversary, we determine that the annual charge rate for a 60-year old male who elects the WTB rider is 0.9522%. We calculate your WTB rider charge for that month as follows:

Step 1
We determine the greater of your WTB Additional Benefit and zero. We first determine your WTB Gain by taking your Contract Value and subtracting the sum of all your Purchase Payments reduced for withdrawals that exceed the WTB Earnings.

($90,000 – ($100,000 - $0)) = -$10,000
		Step 2	We then take this amount and multiply it by 50% and add your Contract Value to get your WTB Benefit Base. (-$10,000 x 50%) + $90,000 = $85,000

Step 3	We then take the WTB Benefit Base and subtract your Contract Value. ($85,000 - $90,000) = -$5,000 This is your WTB Additional Benefit and in this example, it is less than zero.
Because the WTB Additional Benefit is less than zero, we will not assess a WTB rider charge for this Contract Month.
For more information on how the WTB rider works, please see “Section 8 – Death Benefit and Optional Death Benefit Rider.”
TRANSFER CHARGE
You can make 25 free transfers every Contract Year. If your number of transfers exceeds this limit, we will deduct a transfer charge equal to $25 per additional transfer. All transfer activity that occurs on the same Business Day will be counted as a single transfer for purposes of applying any applicable transfer charge. The transfer charge is deducted pro-rata from the Sub-accounts that you transfer your funds from. If you transfer the entire balance from a Sub-account, the transfer charge is deducted from the amount transferred.
If the transfer is part of dollar cost averaging, Sub-account rebalancing, customized transfer instructions, other systematic transfer programs, or Symetra Life approved asset allocation programs, if available, it will not be counted against this transfer limit.
PREMIUM TAXES
States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each Purchase Payment is made. In this case, Purchase Payments, as discussed in this prospectus, may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your Contract for the payment of the premium taxes assessed in connection with your Contract as stated in your Contract.
INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your Contract. However, if we ever incur such taxes, we reserve the right to deduct them from your Contract Value. If we choose to deduct these income or other taxes, we will notify you in writing.

PORTFOLIO EXPENSES
By investing in a Sub-account, you indirectly pay a proportionate share of the expense of the corresponding Portfolio in which the Sub-account invests. Portfolio expenses may include, without limitation, investment management fees, Rule 12b-1 fees, administrative fees, acquired fund fees and Portfolio operating expenses. These expenses are summarized in the fee table of the Portfolio prospectuses. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

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8. DEATH BENEFIT AND OPTIONAL DEATH BENEFIT RIDER

DEATH BENEFIT
If you die during the Accumulation Phase and the WTB rider is not in effect, your Contract provides you with a death benefit equal to your Contract Value as of the Business Day the death benefit is paid.
Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the oldest Owner named on the application will become the Annuitant. If this Contract is owned by a non-natural person (e.g., a corporation or trust), the death of the Annuitant will be treated as the death of an Owner.
OPTIONAL DEATH BENEFIT RIDER: WEALTH TRANSFER BENEFIT
The WTB rider is an optional death benefit rider designed to help offset taxes or other charges incurred by your surviving joint Owner or Beneficiary and is available under the Contract for an additional charge. The WTB rider may provide a WTB Additional Benefit upon the death of the Owner, or in the case of a non-natural Owner, the death of the Annuitant. If a Contract is owned by joint Owners, the benefit will become payable upon the first death of either Owner. If a Contract is owned by a non-natural person and there are joint Annuitants, the benefit will become payable upon the first death of either Annuitant. The amount of the WTB Additional Benefit is subject to the maximum limits discussed below under “Limitation on WTB Amounts”.
If you are younger than age 76 on the Contract Date and the rider is available in your state, you may elect the WTB rider at the time you purchase your Contract. You cannot elect the rider after the Contract Date. Once you elect the WTB rider, you can cancel it at any time. However, once canceled you may not re-elect it and we will not refund any charges previously assessed.
There are several important points to consider before purchasing the WTB rider:

•
The rider will terminate if you assign the Contract or add or replace an Owner to the Contract. Therefore, if you intend to make any ownership changes to your Contract, you should carefully consider whether the WTB rider is appropriate for you.

•	If the rider is attached to a Contract owned by joint Owners, the joint Owners must be spouses.

•	If the rider is attached to a Contract owned by a non-natural person and there are joint Annuitants, the joint Annuitants must be spouses.

•
If the rider is attached to a Contract owned by a natural person, the Annuitant(s) must be the Owner(s) for the WTB rider to remain in effect. Therefore, if you intend to make any Annuitant changes to your Contract, you should carefully consider whether the WTB rider is appropriate for you.

•	Positive investment performance of the Sub-accounts in which you invest will cause an increase in the WTB rider charge.

•	As you age, the annual rate used to calculate your WTB rider charge will increase and could cause the WTB rider charge applicable to you to also increase. This increase could be significant.

•
If your WTB Additional Benefit is equal to or less than zero as of your date of death, we will not add an amount to your death benefit. Thus, you may have paid for a benefit that your Beneficiary or surviving spouse never receives. We will not refund the assessed charges if a benefit is not paid under the WTB rider.

•	Withdrawals will reduce the WTB Additional Benefit and may significantly reduce or eliminate the value of the WTB rider.

WTB Additional Benefit Calculation: The WTB Additional Benefit is the amount we will add to your Contract Value under this rider. The WTB Additional Benefit will be determined on the first Business Day of each Contract Month and will remain unchanged for that Contract Month. Rider charges will be calculated using the WTB Additional Benefit. For more information, see “Section 7-Charges and Expenses.”
Your WTB Additional Benefit is used solely to calculate the WTB and does not provide a Contract Value or any minimum Contract Value and cannot be withdrawn.
In order to calculate the WTB Additional Benefit, we must first determine the WTB Threshold, WTB Gain and WTB Benefit Base. To calculate your WTB Threshold, we take the sum of your Purchase Payments and reduce it for withdrawals that exceed the WTB Earnings. For the WTB Gain, we take your Contract Value and subtract the WTB Threshold. For purposes of the WTB Gain calculation, the Contract Value used is equal to:

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•	the covered Purchase Payment amount (as described in “Limitations on WTB Amounts”); divided by

•	the total Purchase Payments, adjusted by prior withdrawals of Purchase Payments; multiplied by

•	the total Contract Value.
We then determine your WTB Benefit Base by taking 50% of the WTB Gain and adding that to your total Contract Value. The WTB Additional Benefit is equal to your WTB Benefit Base minus your Contract Value.
Example 1: Assume that on the first Business Day of a Contract Month your total Purchase Payments equal $70,000 and that due to investment performance your Contract Value is equal to $75,000. Assume that there have been no withdrawals made during the life of the Contract. We would determine the WTB Additional Benefit as follows:

Step 1: Determine the WTB Threshold Sum of your Purchase Payments reduced for withdrawals that exceed the WTB Earnings ($70,000 – $0)	=	$70,000

Step 2: Determine the WTB Gain Contract Value minus the WTB Threshold. ($75,000 – $70,000)	=	$5,000

Step 3: Determine the WTB Benefit Base Contract Value plus 50% of WTB Gain ($75,000 + (0.50 x $5,000)	=	$77,500

Step 4: Determine the WTB Additional Benefit WTB Benefit Base minus Contract Value ($77,500 minus $75,000)	=	$2,500
Your WTB Additional Benefit for this Contract Month will be equal to $2,500. If you die during this month, we would add $2,500 to your Contract Value under the WTB rider.
Example 2: Assume that on the first Business Day of a Contract Month your total Purchase Payments equal $70,000 but due to investment performance your Contract Value is equal to $65,000. Assume that there have been no withdrawals made during the life of the Contract. We would determine the WTB Additional Benefit as follows:

Step 1: Determine the WTB Threshold Sum of your Purchase Payments reduced for withdrawals that exceed the WTB Earnings. ($70,000 – $0)	=	$70,000

Step 2: Determine the WTB Gain Contract Value minus the WTB Threshold. ($65,000 – $70,000)	=	-$5,000
Negative investment performance has caused your Contract Value to decrease below the WTB Threshold resulting in no WTB Gain. This will cause your WTB Additional Benefit to be less than zero for this Contract Month. If you die during this month, we would not add a WTB Additional Benefit to your Contract Value under the WTB rider.
Impact of Withdrawals on the WTB Additional Benefit. Withdrawals will have an impact on the WTB Additional Benefit calculation. Withdrawals are first taken from the WTB Earnings, as calculated on the Business Day of the withdrawal, on a dollar for dollar basis. Each withdrawal (or portion of such withdrawal) in excess of the WTB Earnings will reduce the WTB Threshold, as calculated on the Business Day of the withdrawal, on a dollar for dollar basis.
Example 3: Assume the same facts from Example 1, that you have WTB Earnings in the amount of $5,000 and a WTB Additional Benefit of $2,500, except assume you make a withdrawal in the amount of $7,000 before the end of the same Business Day. We would first determine the impact of the withdrawals on the WTB Earnings and the WTB Threshold.

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Step 1: Determine the impact of the withdrawal to the WTB Earnings We first compare the withdrawal amount to the WTB Earnings to determine how much of the withdrawal will be taken from the WTB Earnings. Because the withdrawal amount of $7,000 exceeds the WTB Earnings of $5,000, the WTB Earnings will be withdrawn first and any remaining amount will be taken from the WTB Threshold.	$7,000	≥ $5,000

Step 2: Determine the impact of the withdrawal to the WTB Threshold Withdrawal amount minus WTB Earnings ($7,000 - $5,000) Because the withdrawal amount of $7,000 is greater than the WTB Earnings of $5,000, the withdrawal will impact the WTB Threshold. The first $5,000 of the withdrawal amount will come from the WTB Earnings and the remaining $2,000 will come from the WTB Threshold.	=	$2,000

Step 3: Determine the WTB Threshold The sum of your Purchase Payments reduced for withdrawals that exceed the WTB Earnings ($70,000 - $2,000)	=	$68,000

Step 4: Determine the WTB Gain after the withdrawal Contract Value minus the WTB Threshold ($68,000 - $68,000)	=	$0

Step 5: Determine the WTB Benefit Base Contract Value plus 50% of WTB Gain ($68,000 + (0.50 x $0))	=	$68,000

Step 6: Determine the WTB Additional Benefit WTB Benefit Base minus Contract Value ($68,000 - $68,000) Due to the withdrawal, the WTB Additional Benefit for this month is $0 compared to $2,500 in Example 1. The withdrawal reduced the WTB Additional Benefit to zero on the first Business Day of the Contract Month. If you die during this month, no WTB Additional Benefit would be added to your Contract Value.	=	$0

WTB Rider Calculation: If your WTB Additional Benefit was greater than zero on the first Business Day of the Contract Month of your date of death, we will add an additional amount to your Contract Value. After due proof of death is received in Good Order, the WTB Additional Benefit will be allocated to the Fidelity VIP Money Market Sub-account available under the Contract, unless your Beneficiary or surviving spouse tells us otherwise. The death benefit, plus any applicable WTB Additional Benefit, will be paid as described below under “Payment of Death Benefit.” If your WTB Additional Benefit is equal to or less than zero on the first Business Day of the Contract Month of your date of death, no WTB Additional Benefit will be added to your Contract Value.
The amount of the death benefit paid under the WTB rider will be equal to:

•	any positive WTB Additional Benefit in effect on your date of death; plus

•	your Contract Value as of the date we make a death benefit payment; plus

•	any refunded rider charges deducted after the first Business Day following your date of death; plus

•	any interest required by law.
Any payments made under the WTB rider are subject to our financial strength and claims paying ability.
WTB Rider Termination. The WTB rider will terminate on the earliest Business Day when:

•	you request to cancel the rider;

•	you surrender the Contract;

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•	the Owner or oldest joint Owner (or in the case of a non-natural Owner, the Annuitant or oldest joint Annuitant) reaches attained age 96;

•	you assign the Contract;

•	you add or replace an Owner;

•	you add or replace an Annuitant;

•	a death benefit is paid under the Contract, unless your spouse chooses to continue the rider; or

•	you annuitize the entire Contract Value.
Once the WTB rider is terminated, it cannot be re-elected. Therefore, you should carefully consider making changes to the Contract.
Limitation On WTB Amounts. We limit the amounts we will pay under the WTB rider. These limits are:

Maximum WTB Additional Benefit. The maximum WTB Additional Benefit paid under the WTB rider will never be more than five times your WTB Threshold subject to a maximum of $5 million dollars.

WTB Threshold Cap. The maximum WTB Threshold we will use to calculate your WTB Gain will equal $1 million dollars. For purposes of applying this WTB Threshold Cap, we divide your Purchase Payments into covered and uncovered portions where your covered portion equals the WTB Threshold (up to the WTB Threshold Cap) and the uncovered portion equals any remaining Purchase Payments. We calculate the covered portion as well as any uncovered portion after each Purchase Payment is added to and each withdrawal is taken from your Contract Value.

Impact of Purchase Payments on WTB Threshold Cap. Purchase Payments will increase your WTB Threshold. If your WTB Threshold exceeds the WTB Threshold Cap, your covered portion of your total Purchase Payments will initially be equal to the $1 million dollar maximum and the uncovered portion will be equal to the remaining amount of total Purchase Payments.

Impact of Withdrawals on WTB Threshold Cap. Withdrawals are deducted first from WTB Earnings and then from WTB Threshold. If the withdrawal amount exceeds the WTB Earnings in your Contract, the remaining withdrawal amount will be taken from WTB Threshold and proportionally reduce your covered and uncovered portions of Purchase Payments. “WTB Earnings” as defined in this rider may not be defined as “earnings” for income tax purposes.

Covered and Uncovered Contract Value. In the same way your Purchase Payments are divided into covered and uncovered portions, your Contract Value will also be divided into covered and uncovered portions. The ratio of your covered Contract Value to your uncovered Contract Value will be the same as the ratio of your covered Purchase Payments to your uncovered Purchase Payments.
All Symetra True Variable Annuity Contracts purchased by you will be aggregated for these limits.
Please see the example under Appendix D regarding the WTB rider, including information regarding the application of the limits on the amounts we will pay under the WTB rider.
PAYMENT OF DEATH BENEFIT
We will pay the death benefit upon receipt of due proof of death in Good Order at our Contract Maintenance Office. The Contract Value will be subject to investment performance and applicable charges until the date the death benefit is paid.
Due proof of death can be met only if we receive in Good Order: a certified death certificate, or similar document acceptable to us; written direction regarding how to pay the death benefit by at least one Beneficiary; and all representations we require or which are mandated by applicable law or regulation in relation to payment of the death benefits.
For natural Owners, the death benefit is payable to the following:

•	surviving Owner; or if none, then

•	surviving primary Beneficiaries; or if none, then

•	surviving contingent Beneficiaries; or if none, then

•	estate of the last Owner to die.
For Contracts owned by non-natural Owners, the death benefit is payable to the following:

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•	surviving primary Beneficiaries; or if none, then

•	surviving contingent Beneficiaries; or if none, then

•	the Owner.
If the Beneficiary or surviving Owner chooses to leave money invested in the Contract rather than taking it in a lump sum, then, thereafter, the Contract Value will be subject to investment performance and applicable Contract charges until the date the entire death benefit is paid out.
Payment Options. Under a non-qualified Contract, the death benefit may be paid as:

1.	a lump sum payment or series of withdrawals that are completed within five years from the date of death; or
2.
annuity payments made over the Beneficiary's life or life expectancy. To receive annuity payments, the Beneficiary must make this election within 60 days from our receipt of due proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

Different death benefit elections may be available under qualified Contracts. See “Section 9 – Taxes” for more information.
If your Beneficiary chooses a lump sum, then we value the death benefit as of the end of the next Business Day after we receive the Beneficiary’s election in Good Order and pay it within 7 days. If your Beneficiary chooses to make a series of withdrawals over time as provided in option 1 above, then your Beneficiary will pay all charges and expenses as described in the “Charges and Expenses” section of this prospectus so long as the death benefit remains invested in the Contract. Your Beneficiary will also be subject to investment performance until the date the entire death benefit is paid out. Different death benefit elections may be available to Beneficiaries.
SPOUSAL CONTINUATION
In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the Contract instead. If you entered into a civil union, same sex partnership, or domestic partnership your rights to continue the Contract may be limited under federal law. See “Section 9 – Taxes” for more information. Only one spousal continuation is permitted per Contract.
If your spouse chooses to continue the Contract and the WTB rider was in effect on the Owner’s date of death, the Contract Value will be increased by any applicable WTB Additional Benefit. Any increase will be added to the Contract Value as of the Business Day due proof of death is received by us in Good Order. Unless you tell us otherwise, the amount will be allocated to the Fidelity VIP Government Money Market Sub-account.
WTB Rider Continuation. If your surviving spouse is younger than age 76 on the date of Contract continuation, your surviving spouse can choose to continue the WTB in effect on the original Contract. This continuation must be elected at the time your surviving spouse elects to continue the Contract. Spousal continuation may be made by submitting the proper Symetra Life administrative form to us in Good Order. If your surviving spouse continues the rider, any future rider calculations will be based on your surviving spouse’s attained age and sex, if allowed under applicable law. Your surviving spouse will start with a new WTB Threshold equal to the Contract Value on the day of continuation after any additional benefit has been added. Subsequent Purchase Payments will increase the WTB Threshold, and any subsequent withdrawals will first reduce the WTB Earnings on a dollar-for-dollar basis and then reduce the WTB Threshold on a dollar-for-dollar basis.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See “Section 3 - Annuity Payments (Income Phase)” for more information.

9. TAXES

This section discusses how the federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. We cannot predict the probability that any changes in the interpretation of the laws, or the laws themselves, will occur. No attempt is made to discuss state or other tax laws. Symetra Life does not guarantee the tax treatment of any Contract or any transaction involving a Contract. You bear the complete risk that the Contract may not be treated as an “annuity contract” under federal income tax laws. It should be

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further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations. You should consult a competent tax advisor about the possibilities of tax law changes and your individual circumstances.

ANNUITY CONTRACTS IN GENERAL
Different tax rules apply to Purchase Payments made to annuity contracts and distributions from annuity contracts depending on how you take money out and whether the annuity contract is a “non-qualified contract” or a “qualified contract”. A “non-qualified contract” is one that is not purchased as part of a formal retirement plan. A “qualified contract” is purchased as part of an individual retirement plan or an employer-sponsored plan. Currently, we offer this Contract as a qualified contract to fund an IRA, Roth IRA, SIMPLE IRA, or SEP IRA. Non-qualified contracts purchased with after-tax money and not part of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, or other retirement plan, receive different tax treatment than qualified contracts.
NON-QUALIFIED CONTRACTS
Individuals may purchase non-qualified annuity contracts without any Purchase Payment limits imposed under the Code. The Purchase Payments receive no tax benefit but taxes on the increases in the value of the Contract are generally deferred until distribution occurs, either in the form of a lump sum payment, a partial withdrawal, or as annuity payments under the option elected.
Your cost basis equals the total amount of the after-tax Purchase Payments remaining in the Contract. Under the Code, you generally do not pay tax on Contract earnings until received. If the Contract Value exceeds the aggregate Purchase Payments made to the Contract, any amount withdrawn will generally be treated as coming first from earnings (also referred to in the Code as “income on the contract”) and then, only after the income portion is exhausted, as coming from Purchase Payments. Exceptions to this rule include distributions from Purchase Payments made prior to August 14, 1982 and full surrenders of the Contract which are treated as taxable income to the extent the amount received exceeds the investment in the Contract. Withdrawn earnings are includable in gross income and taxed at ordinary income rates. See also the discussion under Medicare Tax below. Under Revenue Ruling 61-201, an ordinary loss deduction may be available upon the full surrender of a contract if the proceeds of the surrender are less than the investment in the Contract. However, the deduction will be subject to the limitation on itemized deductions. You should consult your tax advisor before deducting any loss resulting from the surrender of a non-qualified annuity contract.
Contracts not owned for the benefit of natural persons, e.g ., contracts owned by a corporation or certain other entities, are generally not treated as annuities for federal income tax purposes and any earnings are taxed as ordinary income in the current year. Exceptions may apply. For example, contracts held by a trust which holds the annuity contract as an agent for a natural person can defer tax on earnings until money is withdrawn from the annuity contract. Purchasers who are not natural persons should consult their own tax counsel or other tax advisor before purchasing the Contract.
In addition to ordinary income tax, Section 72(q) of the Code imposes a ten percent (10%) penalty to the income portion of any premature withdrawals from a non-qualified annuity contract. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; or (e) which are allocable to Purchase Payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. There may be other exceptions to the 10% tax penalty and additional conditions to the 10% penalty exceptions described above. Before you make a withdrawal from a non-qualified contract, you should consult your tax advisor to determine the tax treatment of the withdrawal and whether the 10% penalty tax will apply.

DIVERSIFICATION REQUIREMENTS
Non-qualified variable annuity contracts are treated as annuities for tax purposes and receive tax deferral as long as the Sub-accounts meet diversification standards set by the Code and applicable regulations. This favorable tax treatment allows you to select and make transfers among Sub-accounts without paying income tax until you take money out.
The diversification standards generally require each Portfolio to meet certain investment tests so that the concentration of the Portfolio’s underlying investments does not exceed certain percentages. The diversification requirements do not apply to IRA annuities or annuities issued to other qualified plans. If a Sub-account failed to comply with these diversification requirements, a non-qualified Contract would not be treated as an annuity for federal income tax purposes and the Owner would be currently

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taxed on the excess of the Contract Value over the investment in the Contract. We intend that the Portfolios of the corresponding Sub-accounts offered under the Contract be managed to comply with existing diversification standards. However, you bear the risk that the non-qualified Contract could be disqualified as an annuity due to the failure of a Portfolio or Sub-account to be deemed to be adequately diversified.
OWNER CONTROL
The diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause a variable contract owner to be treated as the owner of the assets of the Separate Account. In certain circumstances, a variable contract owner may be considered to be the owner of the assets of a segregated asset account (also referred to as a “Sub-account”) if the IRS deems the owner to possess “ownership” in those assets, such as the ability to exercise investment control over the assets. If the contract owner is deemed to have “investor control” over the underlying Portfolios, then the contract owner could be taxed currently on income and gains under the Contract.
The application of the investor control doctrine is subject to some uncertainty. In Revenue Ruling 2003-91 (the “Revenue Ruling”), the IRS provided guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor to be treated as the owner of the assets in the account (which would result in the current taxation of the income on those assets to the Owner). The Revenue Ruling states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In the Revenue Ruling the IRS provided that if the number of underlying sub-accounts does not exceed 20, then the number of sub-accounts alone would not cause the contract owner to have investment control of the sub-account assets. The IRS also indicated that exceeding 20 investment options may be a factor, along with other factors, when determining whether a variable contract owner has investor control over the underlying contract assets. The Revenue Ruling did not indicate the number of investment options, or sub-accounts, if any, that would cause the contract owner to have investor control over the sub-account assets.
We believe that the design of the Contract and the relationship between our Contract and the Portfolios is such that the investor control doctrine should not apply. We also do not believe that the ownership rights of an Owner under a Contract (e.g. the right to allocate money into a number of Sub-accounts) would result in any Owner being treated as the owner of the assets of the Contract under the Revenue Ruling. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the sub-account. Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.

DISTRIBUTIONS AT DEATH
In order to be treated as an annuity contract for tax purposes, a non-qualified contract must provide that:

1.
If the Owner dies before annuity payments begin, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death. If payable to a designated beneficiary, the distributions must be paid over the life or life expectancy of that designated beneficiary, so long as the payouts begin within one year of the Owner’s death. If the sole designated beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner; or

2.
If the Owner dies on or after annuity payments begin, the remainder of any interest in the Contract must be distributed at least as rapidly as that provided for in the method in effect on the date of death.

If the Owner is not a natural person, then for purposes of these distribution rules, the Annuitant is considered the Owner. In addition, when the Owner is not a natural person, a change in the Annuitant is treated as the death of the Owner.
ANNUITY DATE
We will deny our consent to a later Annuity Date based upon any current or future legal restrictions imposed by state laws and regulations, by regulatory authorities or by the Code and the IRS. For non-qualified Contracts, if the Contract’s Income Phase occurs at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, gains under the Contract could be currently includable in your income. The IRS has not provided guidance with respect to a maximum date on which annuity payments must start. In the event that any future rulings, regulations, or other pronouncements by the IRS provide us with guidance, we may need to

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restrict your ability to change to any Annuity Date under a non-qualified Contract which occurs when the Annuitant is at an advanced age (e.g., past age 95).
OPTIONAL BENEFIT RIDER—NON-QUALIFIED CONTRACTS
We do not believe that the fees and charges associated with any optional benefit provided under the Contract should be treated as taxable withdrawals. However, it is possible that the IRS may take the position that the fees and charges deducted for certain optional benefit riders, are deemed to be taxable distributions that are subject to the 10% penalty tax on distributions made before age 59 1/2.
In general, any amount actually received under the Contract as a death benefit, including an optional death benefit, will be treated for tax purposes as provided in the “Non-Qualified Contracts” and “Taxation of Annuity Payments” sections.
QUALIFIED CONTRACTS
Contracts purchased as an IRA, Roth IRA, SIMPLE IRA, or SEP IRA are referred to as “qualified contracts” because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these qualified contracts. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. Numerous special tax rules apply to the participants in qualified plans and to annuity contracts used in connection with qualified plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with qualified plans. Other than those qualified contract types listed above, we do not offer contracts purchased as part of your employer’s retirement plan. You should consult your tax advisor regarding these features and benefits before you buy a qualified Contract.
Qualified contracts are subject to special rules and limits on Purchase Payments and distributions that vary according to the type of retirement plan. You may be able to make a direct transfer or rollover from other qualified plans and qualified contracts to this qualified Contract. Ineligible or excess contributions to certain qualified contracts can result in substantial penalties and possible loss of the Contract’s or retirement plan’s qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code.
IRAs. Individuals may contribute to an individual retirement arrangement known as a traditional IRA (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. Under some circumstances, you may be able to make “after-tax” contributions. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer’s SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under Contracts issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax deferred basis into an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.
Roth IRAs. Under applicable limitations, individuals may also contribute nondeductible contributions to Roth IRAs. These Roth IRAs are also subject to limitations on eligibility, contributions, transferability and distributions. “Qualified distributions” from Roth IRAs are excluded from taxable gross income. “Qualified distributions” are distributions which (a) are made more than five years after the taxable year of the first contribution to a Roth IRA, and (b) meet any of the following conditions: (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a Beneficiary after the Owner’s death; (3) the annuity Owner is disabled; or (4) the distribution will be used for first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.
You may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax. However, a 10% penalty tax may apply to a conversion from an IRA if distributions occur during the five taxable years beginning with the year in which the conversion was made. You should consult a tax advisor before converting an IRA to a Roth IRA.
If your Contract is issued as an IRA or Roth IRA, then we will issue the Contract with language intended to qualify the Contract for tax purposes as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer the IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us. However, you are cautioned that the rights of any person to benefits under a retirement plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contract.

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In addition, we will not be bound by the terms and conditions of a retirement plan to the extent such terms and conditions contradict the Contract, unless we consent.
For SEP IRAs and SIMPLE IRAs, certain IRS requirements and administrative procedures will be provided by your employer, and your Contract may be subject to the terms of the SEP IRA or SIMPLE IRA plan. Contracts issued in connection with SEP IRAs and SIMPLE IRAs may include special provisions that may restrict or modify the Contract provisions and administrative services in this prospectus. Where required, Contracts sold in connection with SEP or SIMPLE plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex.
Limits on Annual Contributions. Under federal tax law, IRAs and Roth IRAs both limit the amount of annual contributions an individual can contribute to his or her IRA or Roth IRA. The IRA and Roth IRA annual contribution limit for 2016 is the smaller of your taxable compensation or $5,500. This amount is lower than the minimum Purchase Payment of $25,000 that we accept. Therefore, you may only contribute an initial Purchase Payment that is a rollover contribution of $25,000 or more from other eligible retirement plans. Generally, rollovers and direct transfers will not be subject to annual contribution limits. IRA Owners age 50 or older may be able to make additional “catch-up” contributions each year. If contributions are being made under a SEP or SIMPLE IRA, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.
Required Minimum Distributions. Generally, qualified contracts (except for Roth IRAs) are subject to lifetime required minimum distributions. For IRAs, SIMPLE IRAs, and SEP IRAs, you must begin receiving required minimum distributions by April 1 of the year following the year in which you reach age 70 1/2. There is a 50% penalty tax on the shortfall if you fail to take required minimum distributions.
The required minimum distribution rules require that the entire interest in the Contract generally must be distributed not later than the required beginning date or distributed, beginning not later than the required beginning date over the life or life expectancy of the Owner, or the joint lives or joint life expectancy of the Owner and his or her designated beneficiary. These requirements do not apply to a Roth IRA during the Owner’s life. Required minimum distributions from all the IRAs you own may be taken in the form of withdrawals from (1) the IRA Contract Value prior to the Contract’s Annuity Date, or (2) from one or more of the other IRAs, Roth IRAs, SIMPLE IRAs, or SEP IRAs that you own, to the extent permitted under federal tax law.
Generally, if the Owner dies before required minimum distributions have begun, the entire interest of the Owner must be distributed by December 31st of the year that is the fifth anniversary of the Owner’s death or over the life or life expectancy of the designated Beneficiary if such distributions begin no later than December 31st of the year after the date of the Owner’s death. If your spouse is your Beneficiary and your Contract permits, your spouse may delay the start of required minimum distributions until December 31st of the year in which you would have reached age 70 1/2. The spouse Beneficiary of an IRA may elect to roll over the death proceeds into his or her own IRA (or a Roth IRA and pay the taxable portion of the death proceeds) and treat the IRA (or Roth IRA) as his or her own. Non-spouse Beneficiaries may also be able to roll over death proceeds to an inherited IRA. If you die after required minimum distributions have begun, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code. Roth IRAs are not subject to the required minimum distributions rule while the Owner is alive. Distributions from a Roth IRA may be deferred until the death of the Owner.
Under final regulations issued by the Internal Revenue Service (“IRS”), the actuarial present value of “other benefits” provided under annuity contracts are included for purposes of calculating required minimum distributions. These other benefits include the value of any death benefits, such as the WTB rider, provided under your Contract. These benefits will be considered in calculating required minimum distributions and do impact the amount of your required minimum distribution.
The taxation of the additional benefits provided by the rider offered in this Contract is complex. The IRS may disagree with the tax treatment generally described here, or the IRS may issue additional guidance regarding the taxation of these types of rider. Such IRS actions may result in adverse tax consequences for you or additional tax liability. You should consult your tax advisor prior to selecting any optional benefit rider under the Contract.
Tax Treatment of Withdrawals. To the extent Purchase Payments have a zero cost basis (were made with pre-tax dollars), withdrawals will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out.
In addition to ordinary income tax, Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distributions from certain qualified contracts. To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan; no tax penalty will be imposed. The following is a list of some of the

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distributions to which the tax penalty will not apply: (a) distributions made on after the date on which the Owner reaches ages 59 1/2; (b) distributions following the death or disability of the Owner as defined by the Code; (c) distributions made after separation from service after attainment of age 55; (d) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of such Owner and his or her beneficiary; (e) distributions made to the Owner to the extent such distributions do not exceed the amount allowable as a deduction under Section 213 of the Code to the Owner for amounts paid during the taxable year for medical care; (f) distributions made to pay health insurance premiums for an unemployed Owner; (g) distributions made to pay qualified higher education expenses; (h) distributions made to an Owner for first time home purchases; (i) distributions due to an IRS levy; (j) “qualified reservist distributions”, as defined by the Code; and (k) distributions to qualified public safety employees from a governmental defined benefit plan after attaining age 50 and separating from service. The exception stated in (c) above does not apply to an IRA and Roth IRA. There may be other exceptions to the 10% tax penalty and additional conditions to the 10% penalty exceptions described above. Before you make a withdrawal, you should consult your tax advisor to determine the tax treatment of the withdrawal and whether the 10% penalty tax will apply.
WITHDRAWALS FOR INVESTMENT ADVISOR FEES
Withdrawals from non-qualified Contracts for the payment of investment advisor fees will be considered taxable distributions from the Contract by the IRS. The IRS has also held, however, that the payment of investment advisor fees from certain tax-qualified contracts need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax advisor for details if you want to pay your investment adviser by withdrawing funds from this Contract.
TAXATION OF ANNUITY PAYMENTS
Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment (or “amount received as an annuity”) is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined using an exclusion ratio in a manner that is designed to allow you to recover your after-tax investment in the Contract. The exclusion amount for annuity payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain) bears to the expected return under the Contract. For qualified Contracts, the after-tax investment may be zero. The exclusion ratio is determined when annuity payments start. It is applied to each annuity payment over the expected stream of annuity payments, so that each annuity payment is taxable in part and tax-free in part. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. If the annuity payments stop as a result of the Annuitant’s death before full recovery of the investment in the Contract, you should consult a competent tax adviser to determine whether the unrecovered investment in the Contract is deductible. Owners, Payees and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.
As mentioned above, distributions prior to age 59 1/2 are subject to a 10% penalty tax, subject to certain exceptions. One exception is for distributions that are part of a series of substantially equal periodic payments (made not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary. Another is the “immediate annuity” exception, for annuity payments made pursuant to a partial or complete annuitization of your non-qualified Contract. Whether annuity payments made prior to age 59 1/2 satisfy either of these exceptions will depend on the manner in which such payments are made under the facts and circumstances of each case.
PARTIAL ANNUITIZATION
Under a new tax provision enacted in 2010, if part of an annuity contract value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. In order to get annuity payment tax treatment for the portion of the Contract applied to the annuity payment, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped except by death or surrender (if permitted under the Contract). You should consult a competent tax advisor before deciding to annuitize all or a portion of your Contract Value.

DEATH BENEFITS
Any death benefits paid under the Contract are generally taxable to the Beneficiary. The rules governing taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.
EFFECT OF CIVIL UNIONS AND DOMESTIC PARTNERSHIPS
For non-qualified and qualified annuities, there may be certain distribution options or elections available under federal tax law to beneficiaries who are “spouses” as defined under federal tax law. For federal tax law purposes, a “spouse” is a person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered

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domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law. Accordingly, these same options are not available to surviving beneficiaries who are “civil union partners”, “domestic partners” or other similar relationships as recognized under the laws of certain states. The administration of spousal rights and the related tax reporting for the Contract will be done in a manner consistent with federal tax law requirements. The rights and benefits of civil union, domestic partnerships and other similar relationships under federal law are complex. Therefore, you should contact your legal advisor to discuss the availability of options and elections available to your surviving partner .
EXCHANGES
From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the Contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one non-qualified Contract for another in a tax-free exchange under Section 1035 of the Code. In addition, if your Contract is a qualified Contract, then it will generally qualify as a tax free rollover or transfer. However, only one rollover is permitted during any one-year period.
Beginning in 2015, you can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs and rollovers from traditional to Roth IRAs are not limited.
If you exchange part of an existing contract for this Contract, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax-free exchange. Rather, the exchange may be treated as if you had made a taxable withdrawal from the existing contract and then purchased this Contract. Subject to certain exceptions, some or all of the amount exchanged into this Contract could be includible in your income and subject to the 10% tax described in the “Non-Qualified Contracts” section of this prospectus.
If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2011-38, effective for transfers that are completed on or after October 24, 2011. Under Rev. Proc. 2011-38: (1) the period of time after which cash can be withdrawn from either contract is 180 days beginning on the date of the transfer and (2) annuity payments that satisfy the newly enacted partial annuitization rule under Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract.

In a private letter ruling, the IRS allowed the beneficiary of a series of several fixed and variable non-qualified inherited annuities to complete an exchange under Section 1035 of the Code of those contracts into a new variable annuity so long as the technical requirements for the exchange under Section 1035 of the Code were honored, and the beneficiary committed to taking post-death distributions from the new annuity at least as rapidly as were occurring under the old contract. While a private letter ruling gives an insight into the IRS’ view, legally it only applies to the taxpayer who requested the ruling. A beneficiary contemplating an exchange under Section 1035 of the Code of an inherited annuity contract should consult with their tax advisor.
Before making an exchange, you should compare both Contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine that, after knowing all the facts, the exchange is in your best interest. Also, you should consult your tax advisor in connection with an exchange involving the Contract, especially if you anticipate making a withdrawal from either Contract.
A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment or exchange should consult with their tax advisor.
MULTIPLE CONTRACTS
All deferred non-qualified annuity Contracts that are issued by Symetra Life (or any affiliate) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount. As a result, withdrawals from any such contracts will be taxed based upon the income in all of the contracts aggregated in the same calendar year. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of the aggregation rule, contracts received in a 1035 exchange will be considered issued in the year of the exchange. Also, all traditional IRAs you own will be treated as one IRA for tax purposes. You should consult a tax advisor prior to purchasing more than one annuity contract in any calendar year or owning more than one IRA.

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TAX WITHHOLDING
Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions, however, from qualified retirement plans may be subject to a mandatory 20% withholding. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.
FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
AMERICAN TAXPAYER RELIEF ACT OF 2012
The American Taxpayer Relief Act: (1) permanently provides for a maximum federal estate tax rate, gift tax rate and generation skipping transfer tax rate of 40% with an inflation-adjusted $5 million lifetime unified estate and gift tax exclusion and a $5 million generation skipping transfer exclusion; (2) makes permanent “portability” between spouses which allows the estate of a decedent who is survived by a spouse to permit the surviving spouse to use the decedent’s unused $5 million lifetime exclusion; and (3) extends a number of generation skipping transfer provisions.
MEDICARE TAX
Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted 3.8% Medicare tax on investment income. Thus, in certain circumstances, this tax will be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by your country of citizenship or residence. You should consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to purchasing the Contract.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

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10. OTHER INFORMATION

SYMETRA LIFE INSURANCE COMPANY
Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957. Effective July 1, 2014, Symetra Life Insurance Company changed its state of domicile from Washington to Iowa and became an Iowa stock life insurance company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.
SEPARATE ACCOUNT
We established Symetra Resource Variable Account B on February 6, 1986. The Separate Account holds the assets that underlie Contract Values invested in the Sub-accounts. The Separate Account was registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.
Symetra Life is taxed as a life insurance company under the Code. The assets in the Separate Account are the property of Symetra Life. For federal income tax purposes, the Separate Account is not a separate entity from Symetra Life and its operations form a part of Symetra Life. However, the portion of the assets in the Separate Account equal to the reserves and other Contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Income, gains and losses, realized and unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the Contract are general corporate obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT
Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the Contracts from one Sub-account to another or from the Separate Account to another separate account;

•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

•	Manage the Separate Account under the direction of a committee at any time;

•	Make any changes required by applicable law or regulation; and

•	Modify the provisions of the Contract to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.
Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT
All amounts allocated to an annuity option become part of our General Account. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. Assets in the General Account are not insulated from the claims of Symetra Life’s creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the Contract are backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees. Interests in the General Account have not been registered under the Securities Act of 1933, as amended, nor is the General Account registered as an investment company under the Investment Company Act of 1940, as amended.
DISTRIBUTION (PRINCIPAL UNDERWRITER)
The Contracts are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Symetra Life, are also registered representatives of SSI or broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products.

39

We do not pay commissions for the promotion and sale of Symetra True Variable Annuity Contracts.
To the extent permitted by FINRA rules, promotional incentives or payments may be provided to broker-dealers and wholesalers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.
This Contract does not assess any sales charge. You indirectly pay for distribution expenses primarily, but not exclusively, through the mortality and expense risk charge and if applicable, the Sub-account fund facilitation fee. We may also pay for sales and distribution expenses out of any payments we receive from the underlying Portfolios or their investment advisors or affiliates for providing administrative, distribution and other services to the Portfolios.
AMENDMENTS TO THE CONTRACT
We reserve the right to amend the Contract to meet the requirements of applicable federal or state laws or regulations. Only an authorized officer of Symetra Life may change the Contract. You will be notified in writing of any changes, modifications or waivers.
LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation, including class action and other lawsuits, or in arbitration. In some class action and other lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life’s ability to meet its obligations under the Contract, or on SSI’s ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS OR WITHDRAWALS
We may be required to suspend or postpone payment of transfers, withdrawals, and benefits from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);

•	trading on the NYSE is restricted;

•	an SEC declared emergency exists such that disposal of or determination of the value of the Sub-accounts is not reasonably practicable; or

•	the SEC, by order, so permits for your protection.
Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a Purchase Payment and/or “freeze” your Contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your Contract to government regulators.
REDUCTION OF CHARGES
Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain Contracts. For example, sales expenses are expected to be less when Contracts are sold to a large group of individuals. In these situations, we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing of forms and handling of Purchase Payments, withdrawals and surrenders may be administered more efficiently. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing Owner transaction charges.
We may also take such action in connection with Contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

40

WEBSITE INFORMATION
You can find more information about the Symetra True Variable Annuity Contract as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you.
FINANCIAL STATEMENTS
The financial statements of Symetra Life Insurance Company and Symetra Resource Variable Account B are included in the Statement of Additional Information.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
Services
Purchase of Contracts
Underwriter
Financial Statements

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information dated May 1, 2016, for this prospectus, please complete this form, detach and mail to:
Symetra Life Insurance Company PO Box 758545 Topeka, KS 66675
Please send me a free copy of the Statement of Additional Information for the Symetra True Variable Annuity at the following address:
Name:
Address:

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APPENDIX A: ACCUMULATION UNIT VALUE HISTORY

Accumulation Unit Value History
Except for Sub-accounts which were not offered under the Contract as of December 31, 2015, the following table includes Accumulation Unit values and the total number of Accumulation Units outstanding for the periods indicated. This data has been extracted from the Separate Account’s Financial Statements. This information should be read in conjunction with the Separate Account’s Financial Statements and related notes which are included in the SAI.

	Year	Value	Units
AB VPS Real Estate Investment Portfolio – Class A Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.777	1,022
	2013	$11.162	12,039
	2014	$13.907	12,499
	2015	$13.935	9,232
AB VPS Small/Mid Cap Value Portfolio – Class A Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.394	—
	2013	$15.637	7,693
	2014	$16.973	7,599
	2015	$15.946	8,027
AB VPS Small Cap Growth Portfolio – Class A Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.569	3,296
	2013	$15.303	2,053
	2014	$14.935	2,053
	2015	$14.660	—
ALPS/Alerian Energy Infrastructure Portfolio - Class I Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$10.880	1,542
	2014	$12.160	20,367
	2015	$7.529	19,761
American Century VP Mid Cap Value Fund Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.004	1,109
	2013	$14.233	2,749
	2014	$16.471	2,833
	2015	$16.138	3,344
American Century VP Value Fund Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.891	—
	2013	$14.260	406
	2014	$16.029	176
	2015	$15.314	176
American Funds Insurance Series Global Growth and Income Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	$11.746	33,561
	2014	$12.376	33,701
	2015	$12.162	34,404
American Funds Insurance Series Growth Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	$12,427	11,282
	2014	$13.438	72,364
	2015	$14.309	66,162

	Year	Value	Units
American Funds Insurance Series Growth-Income Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	$12.752	6,736
	2014	$14.057	11,454
	2015	$14.214	5,965
American Funds Insurance Series International Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	$11.669	11,128
	2014	$11.319	87,291
	2015	$10.773	95,843
American Funds Insurance Series New World Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	$10.952	7,957
	2014	$10.055	12,436
	2015	$9.700	10,137
BlackRock Capital Appreciation V.I. Fund Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.636	1,009
	2013	$14.148	167
	2014	$15.298	518
	2015	$16.266	1,682
BlackRock Global Allocation V.I. Fund Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.726	3,997
	2013	$12.235	10,872
	2014	$12.418	15,081
	2015	$12.256	16,757
BlackRock High Yield V.I. Fund Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.897	1,774
	2013	$11.842	11,150
	2014	$12.111	19,490
	2015	$11.608	24,691
Calvert VP EAFE International Index Portfolio Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.742	—
	2013	$14.093	99,283
	2014	$13.107	—
	2015	$12.819	—
Calvert VP Russell 2000 Small Cap Index Portfolio Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.007	—
	2013	$15.087	95,672
	2014	$15.619	135
	2015	$14.719	45
Columbia VP Income Opportunities Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.926	6,630
	2013	$11.414	6,475
	2014	$11.801	5,025
	2015	$11.614	4,977
Columbia Mid Cap Growth Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.404	4,938
	2013	$13.572	4,938
	2014	$14.491	4,938
	2015	$15.213	4,938

	Year	Value	Units
Columbia VP Select International Equity Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.598	—
	2013	$14.164	8,339
	2014	$12.888	8,240
	2015	$13.477	8,477
Columbia VP Small Cap Value Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.158	1,829
	2013	$14.887	194
	2014	$15.284	843
	2015	$14.263	2,961
Delaware VIP Emerging Markets Series, Standard Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.592	680
	2013	$12.691	34,549
	2014	$11.598	40,577
	2015	$9.856	30,207
Delaware VIP International Value Equity Series, Standard Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.508	279
	2013	$14.045	2,866
	2014	$12.750	3,954
	2015	$12.736	2,784
Delaware VIP Small Cap Value Series, Standard Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.945	3,874
	2013	$14.526	6,736
	2014	$15.285	6,761
	2015	$14.249	7,786
Delaware VIP Smid Cap Growth Series, Standard Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.263	6,664
	2013	$14.417	10,998
	2014	$14.782	10,981
	2015	$15.801	15,087
Deutsche Alternative Asset Allocation VIP - Class A Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$9.782	3,876
	2014	$10.064	6,594
	2015	$9.374	18,791
DFA VA Global Bond Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.185	—
	2013	$10.089	17,452
	2014	$10.318	27,133
	2015	$10.415	42,213
DFA VA International Small Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.667	2,695
	2013	$14.737	14,668
	2014	$13.802	65,342
	2015	$14.517	72,048

	Year	Value	Units
DFA VA International Value Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.904	—
	2013	$14.394	30,830
	2014	$13.284	77,778
	2015	$12.285	84,067
DFA VA Short -Term Fixed Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.003	6,716
	2013	$9.968	73,511
	2014	$9.923	65,876
	2015	$9.894	162,315
DFA VA U.S. Large Value Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.482	3,375
	2013	$16.072	66,151
	2014	$17.427	130,109
	2015	$16.732	132,235
DFA VA U.S. Targeted Value Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.605	4,529
	2013	$16.683	23,744
	2014	$17.198	88,153
	2015	$16.201	91,414
Dreyfus VIF – Appreciation Portfolio – Initial Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.389	440
	2013	$12.506	3,328
	2014	$13.437	2,897
	2015	$13.027	689
Eaton Vance VT Floating-Rate Income Fund - ADV Class Sub-Account
May 7, 2012 Value (initial public offering) $10.000	2014	$9.964	2,109
	2015	$9.843	15,934
Fidelity VIP Contrafund® Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.750	16,921
	2013	$14.028	37,834
	2014	$15.610	35,119
	2015	$15.621	36,491
Fidelity VIP Energy Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.275	16,566
	2013	$13.951	17,921
	2014	$12.121	17,714
	2015	$9.573	16,871
Fidelity VIP Financial Services Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.306	—
	2013	$15.043	3,953
	2014	$16.580	225
	2015	$15.872	2,101
Fidelity VIP Investment Grade Bond Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.222	—
	2013	$9.980	243
	2014	$10.498	3,439
	2015	$10.373	4,497

	Year	Value	Units
Fidelity VIP Mid Cap Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.808	—
	2013	$14.636	6,884
	2014	$15.463	7,995
	2015	$15.157	7,978
Fidelity VIP Real Estate Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.573	—
	2013	$10.701	4,246
	2014	$13.847	5,404
	2015	$14.275	2,618
Fidelity VIP Strategic Income Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.610	—
	2013	$10.577	2,178
	2014	$10.892	6,844
	2015	$10.651	13,487
Fidelity VIP Technology Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.518	1,218
	2013	$13.362	11,167
	2014	$14.864	3,524
	2015	$15.701	1,463
Franklin Income VIP Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	$10.993	16,730
	2014	$11.465	29,744
	2015	$10.618	31,777
Franklin Mutual Global Discovery VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.051	5,809
	2013	$14.055	11,054
	2014	$14.806	10,966
	2015	$14.218	7,591
Franklin Mutual Shares VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.061	—
	2013	$14.132	8,042
	2014	$15.084	4,706
	2015	$14.290	4,702
Franklin Rising Dividends VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.691	279
	2013	$13.821	7,898
	2014	$14.975	19,511
	2015	$14.377	21,164
Franklin Strategic Income VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.787	8,869
	2013	$11.100	22,076
	2014	$11.268	58,277
	2015	$10.795	61,618

	Year	Value	Units
Franklin U.S. Government Securities VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.057	932
	2013	$9.797	623
	2014	$10.093	683
	2015	$10.104	691
Templeton Developing Markets VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.438	5,748
	2013	$11.286	17,904
	2014	$10.311	25,961
	2015	$8.259	22,723
Templeton Foreign VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.993	1,815
	2013	$14.695	5,381
	2014	$13.017	5,455
	2015	$12.123	5,491
Templeton Global Bond VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.082	10,907
	2013	$11.223	88,235
	2014	$11.393	154,034
	2015	$10.860	190,085
Goldman Sachs VIT Strategic Income Fund - Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2014	$9.900	29,235
	2015	$9.662	29,679
Invesco V.I. Balanced Risk Allocation Fund - Series I Sub-Account
May 7, 2013 value (initial public offering) $10.000	2013	$9.902	2,837
	2014	$10.424	2,456
	2015	$9.937	9,538
Invesco V.I. Comstock Fund - Series I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.156	—
	2013	$15.078	11,866
	2014	$16.395	12,728
	2015	$15.322	20,578
Invesco V.I. Core Equity Fund - Series I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.860	—
	2013	$13.952	4,414
	2014	$14.999	—
	2015	$14.049	—
Invesco V.I. Global Real Estate Fund - Series I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.501	2,785
	2013	$11.743	15,153
	2014	$13.379	16,551
	2015	$13.102	13,150
Invesco V.I. International Growth Fund - Series I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.344	13,274
	2013	$13.420	13,261
	2014	$13.384	15,157
	2015	$12.992	44,229

	Year	Value	Units
Invesco V.I. Mid Cap Core Equity Fund - Series I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.699	—
	2013	$13.699	3,615
	2014	$14.221	1,740
	2015	$13.567	676
Invesco V.I. Small Cap Equity Fund - Series I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.216	697
	2013	$15.326	3,356
	2014	$15.594	4,091
	2015	$14.645	3,705
Janus Aspen Enterprise Portfolio – Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.837	1,515
	2013	$14.260	4,271
	2014	$15.949	3,968
	2015	$16.493	11,544
Janus Aspen Flexible Bond Portfolio – Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.320	8,834
	2013	$10.244	20,876
	2014	$10.686	31,900
	2015	$10.645	48,406
Janus Aspen Overseas Portfolio – Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.397	—
	2013	$12.978	1,398
	2014	$11.369	—
	2015	$10.330	—
Janus Aspen Perkins Mid Cap Value Portfolio – Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.824	3,951
	2013	$13.567	9,965
	2014	$14.669	11,000
	2015	$14.076	11,615
JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.961	9,276
	2013	$14.414	19,124
	2014	$16.493	18,612
	2015	$15.959	26,670
The Merger Fund VL Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$10.307	3,970
	2014	$10.386	2,475
	2015	$10.230	2,475
MFS® Government Securities Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.051	1,564
	2013	$9.732	—
	2014	$10.144	—
	2015	$10.130	—

	Year	Value	Units
MFS® Growth Series – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.763	1,210
	2013	$14.641	26,915
	2014	$15.856	21,864
	2015	$16.952	21,860
MFS® International Growth Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.475	1,219
	2013	$12.994	6,562
	2014	$12.273	5,734
	2015	$12.239	4,192
MFS® International Value Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.309	6,519
	2013	$14.379	22,824
	2014	$14.484	41,611
	2015	$15.356	38,126
MFS® New Discovery Series – Initial Class Sub-Account (1)
May 7, 2012 value (initial public offering) $10.000	2012	$11.084	—
	2013	$15.584	3,668
	2014	$14.369	968
	2015	$14.014	212
MFS® Utilities Series – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.099	35,723
	2013	$13.296	52,444
	2014	$14.900	58,623
	2015	$12.660	50,314
PIMCO All Asset Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.975	636
	2013	$10.956	88,606
	2014	$10.969	158,774
	2015	$9.927	89,692
PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.909	14,273
	2013	$9.266	16,873
	2014	$7.521	17,297
	2015	$5.564	17,621
PIMCO Emerging Markets Bond Portfolio– Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.978	38,027
	2013	$10.169	35,003
	2014	$10.276	33,208
	2015	$10.000	20,695
PIMCO Global Dividend Portfolio - - Institutional Class Sub-Account (Formerly known as PIMCO EqS Pathfinder Portfolio)
May 7, 2012 value (initial public offering) $10.000	2014	$12.793	95
	2015	$11.603	257

	Year	Value	Units
PIMCO Global Bond Portfolio (Unhedged) – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.238	—
	2013	$9.328	29,880
	2014	$9.496	29,680
	2015	$9.073	19,876
PIMCO Global Multi-Asset Managed Allocation Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.688	279
	2013	$9.808	279
	2014	$10.223	—
	2015	$10.156	—
PIMCO Low Duration Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.266	15,393
	2013	$10.206	40,585
	2014	$10.247	33,825
	2015	$10.233	16,502
PIMCO Real Return Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.235	13,951
	2013	$9.250	25,471
	2014	$9.493	34,252
	2015	$9.195	26,103
PIMCO Total Return Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.426	15,889
	2013	$10.176	128,009
	2014	$10.563	135,780
	2015	$10.563	138,876
PIMCO Unconstrained Bond Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.391	1,604
	2013	$10.229	83,651
	2014	$10.493	34,603
	2015	$10.270	40,607
Pioneer Strategic Income VCT Portfolio – Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.654	7,481
	2013	$10.715	22,612
	2014	$11.072	23,793
	2015	$10.866	6,070
Royce Capital Fund Micro-Cap Portfolio – Investment Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.726	1,455
	2013	$12.899	2,220
	2014	$12.363	2,239
	2015	$10.758	2,296
Royce Capital Fund Small-Cap Portfolio – Investment Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.038	1,267
	2013	$14.786	9,540
	2014	$15.173	5,449
	2015	$13.302	11,329
SEI VP Balanced Strategy Fund - Class II Sub-Account
May 1, 2014 value (initial public offering)$10.000	2014	$10.136	—
	2015	$9.753	7,297

	Year	Value	Units
SEI VP Defensive Strategy Fund - Class II Sub-Account
May 1, 2014 value (initial public offering)$10.000	2014	$10.025	—
	2015	$9.938	56,661
SEI VP Market Growth Strategy Fund - Class II Sub-Account
May 1, 2014 value (initial public offering)$10.000	2014	$10.145	—
	2015	$9.738	2,519
Sentinel Variable Products Bond Fund Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.282	—
	2013	$10.186	—
	2014	$10.532	6,523
	2015	$10.334	7,485
Sentinel Variable Products Common Stock Fund Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.862	—
	2013	$14.222	1,405
	2014	$15.599	15,786
	2015	$15.536	10,174
T. Rowe Price Blue Chip Growth Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.506	12,975
	2013	$14.741	50,635
	2014	$15.996	42,626
	2015	$17.658	47,077
T. Rowe Price Equity Income Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.033	4,531
	2013	$14.226	29,038
	2014	$15.184	22,646
	2015	$14.059	33,098
T. Rowe Price Health Sciences Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.915	19,131
	2013	$16.367	42,478
	2014	$21.405	60,120
	2015	$23.991	56,460
T. Rowe Price International Stock Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.412	139
	2013	$12.938	14,916
	2014	$12.701	15,021
	2015	$12.511	14,787
T. Rowe Price New America Growth Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.715	5,387
	2013	$14.699	47,818
	2014	$15.975	40,628
	2015	$17.245	40,441
VanEck VIP Global Hard Assets Fund – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.253	2,180
	2013	$12.364	28,031
	2014	$9.942	29,914
	2015	$6.577	22,302

	Year	Value	Units
Vanguard VIF – Balanced Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.658	—
	2013	$12.701	92,642
	2014	$13.867	114,604
	2015	$13.797	86,068
Vanguard VIF – Capital Growth Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.028	4,942
	2013	$15.181	20,877
	2014	$17.871	36,795
	2015	$18.230	39,161
Vanguard VIF – Equity Income Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.709	17,076
	2013	$13.843	108,823
	2014	$15.330	70,699
	2015	$15.368	59,894
Vanguard VIF – Equity Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.697	2,121
	2013	$14.055	143,838
	2014	$15.858	37,788
	2015	$15.963	26,917
Vanguard VIF – High Yield Bond Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.826	127,896
	2013	$11.229	99,489
	2014	$11.653	111,691
	2015	$11.401	119,121
Vanguard VIF – International Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.658	1,247
	2013	$14.283	11,257
	2014	$13.338	12,966
	2015	$13.156	15,305
Vanguard VIF – Mid-Cap Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.923	1,659
	2013	$14.650	112,608
	2014	$16.541	120,938
	2015	$16.207	112,497
Vanguard VIF – Money Market Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$9.976	36,148
	2013	$9.926	179,307
	2014	$9.876	42,265
	2015	$9.832	39,316
Vanguard VIF – REIT Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.478	7,189
	2013	$10.658	45,732
	2014	$13.784	72,370
	2015	$14.006	68,379

	Year	Value	Units
Vanguard VIF – Short-Term Investment-Grade Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.202	3,216
	2013	$10.250	62,811
	2014	$10.368	126,900
	2015	$10.422	118,786
Vanguard VIF – Small Company Growth Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.943	—
	2013	$15.941	3,104
	2014	$16.381	8,598
	2015	$15.835	9,611
Vanguard VIF – Total Bond Market Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.122	35,163
	2013	$9.831	35,285
	2014	$10.348	95,170
	2015	$10.321	120,157
Vanguard VIF – Total Stock Market Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.772	6,627
	2013	$14.271	35,712
	2014	$15.930	32,216
	2015	$15.893	36,202
Virtus Equity Trend Series Class I Sub-Account (Formerly known as Premium AlphaSector Series)
May 1, 2013 value (initial public offering) $10.000	2013	$11.536	2,183
	2014	$11.741	1,463
	2015	$10.621	1,508
Virtus International Series Class I Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$10.098	280
	2014	$9.665	—
	2015	$8.621	—
Virtus Multi-Sector Fixed Income Series Class I Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$9.862	2,536
	2014	$10.015	12,151
	2015	$9.856	10,212
Virtus Real Estate Securities Series Class I Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$8.979	1,379
	2014	$11.780	1,379
	2015	$12.016	3,088
Virtus Small-Cap Growth Series Class I Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$12.806	853
	2014	$13.464	10,532
	2015	$13.519	3,266

(1)
On or about August 11, 2014, the MFS New Discovery Portfolio was reorganized into the MFS New Discovery Series. Information shown in this table for years prior to 2014 is for the MFS New Discovery Portfolio.

APPENDIX B: PORTFOLIO INFORMATION

You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by contacting our Contract Maintenance Office. You should read those prospectuses carefully before investing. If you have received a summary prospectus for any of the Portfolios listed in Appendix B, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.
THE SUB-ACCOUNTS INVEST IN THE FOLLOWING PORTFOLIOS

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AB Variable Products Series Fund, Inc.
AB VPS Real Estate Investment Portfolio – Class A	Seeks long-term growth of capital and income.	AllianceBernstein L.P.
AB VPS Small/Mid Cap Value Portfolio – Class A	Seeks long-term growth of capital.	AllianceBernstein L.P.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced Risk Allocation Fund - Series I	The fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund - Series I
The fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund - Series I	The fund's investment objective is total return through growth of capital and current income.	Invesco Advisers, Inc. Sub-advised by Invesco Asset Management Limited
Invesco V.I. International Growth Fund - Series I	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
ALPS Variable Investment Trust
ALPS/Alerian Energy Infrastructure Portfolio – Class I	Investment results that correspond generally with Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century Variable Portfolios, Inc.
American Century VP Value Fund Class I	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series
American Funds Insurance Series Global Growth and Income Fund – Class 1	To provide long-term growth of capital while providing current income.	Capital Research and Management Company

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
American Funds Insurance Series Growth Fund – Class 1	To provide growth of capital.	Capital Research and Management Company
American Funds Insurance Series Growth-Income Fund – Class 1	To achieve long-term growth of capital and income.	Capital Research and Management Company
American Funds Insurance Series International Fund – Class 1	To provide long-term growth of capital.	Capital Research and Management Company
American Funds Insurance Series New World Fund – Class 1	To provide long-term capital appreciation.	Capital Research and Management Company
Blackrock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund Class I	The fund seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class I	The fund seeks high total investment return.	BlackRock Advisors, LLC
BlackRock High Yield V.I. Fund Class I	The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio Class I
The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.
Calvert Investment Management, Inc. Sub-advised by World Asset Management, Inc.
Calvert VP Russell 2000 Small Cap Index Portfolio Class I	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Investment Management, Inc. Sub-advised by Ameritas Investment Partners, Inc.
Columbia Funds Variable Insurance Trust
Columbia VP Small Cap Value Fund – Class 1	The Fund seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Funds Variable Series Trust II
Columbia VP Income Opportunities Fund – Class 1	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Mid Cap Growth Fund – Class 1	The Fund seeks to provide shareholders with growth of capital.	Columbia Management Investment Advisers, LLC
Columbia VP Select International Equity Fund – Class 1	The Fund seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC Sub-advised by Threadneedle International Limited
Delaware VIP® Trust
Delaware VIP® Emerging Markets Series, Standard Class	Seeks long-term capital appreciation.	Delaware Management Company
Delaware VIP® International Value Equity Series, Standard Class	Seeks long-term growth without undue risk to principal.	Delaware Management Company
Delaware VIP® Small Cap Value Series, Standard Class	Seeks capital appreciation.	Delaware Management Company
Delaware VIP® Smid Cap Growth Series, Standard Class	Seeks long-term capital appreciation.	Delaware Management Company (Series sub-advised by: Jackson Square Partners, LLC)

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Deutsche Variable Series II
Deutsche Alternative Asset Allocation VIP – Class A	The fund seeks capital appreciation.	Deutsche Investment Management Americas Inc. RREEF America, L.L.C. is the subadviser to the fund
Dimensional Fund Advisors
VA Global Bond Portfolio	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
VA International Small Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
VA International Value Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
VA Short-Term Fixed Portfolio	Stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
VA U.S. Large Value Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF – Appreciation Portfolio – Initial Shares	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation Sub-advised by Fayez Sarofim & Co.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund: ADV Class	The Fund's investment objective is to provide a high level of current income.	Eaton Vance Management
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio – Initial Class	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Energy Portfolio – Initial Class	Fidelity VIP Energy Portfolio seeks capital appreciation.
Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity VIP Financial Services Portfolio – Initial Class	Fidelity VIP Financial Services Portfolio seeks capital appreciation.
Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity VIP Government Money Market Portfolio - Initial Class	Fidelity VIP Government Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investment Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Investment Grade Bond Portfolio – Initial Class	Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investment Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Fidelity VIP Mid Cap Portfolio – Initial Class	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Real Estate Portfolio – Initial Class
Fidelity VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.

Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity VIP Strategic Income Portfolio – Initial Class	Fidelity VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investment Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisers (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund.

Fidelity VIP Technology Portfolio – Initial Class	Fidelity VIP Technology Portfolio seeks capital appreciation.
Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund – Class 1	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund – Class 1	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund – Class 1
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund – Class 1
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
Franklin Advisory Services, LLC

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Franklin Strategic Income VIP Fund – Class 1
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund – Class 1	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund – Class 1	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund – Class 1	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund – Class 1
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Goldman Sachs Variable Insurance Trust (VIT)
GS VIT Strategic Income Fund – Institutional Shares	The Fund seeks total return comprised of income and capital appreciation.	Goldman Sachs Asset Management, L.P.
Janus Aspen Series
Janus Aspen Enterprise Portfolio – Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Flexible Bond Portfolio – Institutional Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Overseas Portfolio – Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value Portfolio – Institutional Shares	Seeks capital appreciation.	Janus Capital Management LLC (Perkins Investment Management LLC is Sub-adviser)
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1	The portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	J.P.Morgan Investment Management Inc.
The Merger Fund VL
The Merger Fund VL	The Fund seeks to achieve capital growth by engaging in merger arbitrage.	Westchester Capital Management, LLC
MFS® Variable Insurance Trust
MFS® Growth Series – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Initial Class	Seeks total return.	Massachusetts Financial Services Company

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
MFS® Variable Insurance Trust II
MFS® Government Securities Portfolio – Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® International Growth Portfolio – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® International Value Portfolio – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® New Discovery Series – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio – Institutional Class	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC Sub-advised by Research Affiliates LLC
The PIMCO All Asset Portfolio is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities.
PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class	The Portfolio seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Dividend Portfolio – Institutional Class	The Portfolio seeks to provide current income that exceeds the average yield on global stocks.	Pacific Investment Management Company LLC
PIMCO Foreign Bond Portfolio (Unhedged) – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged) – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Multi-Asset Managed Allocation Portfolio – Institutional Class	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC
PIMCO Long-Term U.S. Government Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio – Institutional Class	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
PIMCO Unconstrained Bond Portfolio – Institutional Class	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio – Class I	Reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio – Class I	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.
Royce Capital Fund
Royce Capital Fund Micro-Cap Portfolio – Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund Small-Cap Portfolio – Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC
SEI Insurance Products Trust
VP Balanced Strategy Fund – Class II	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Management Corporation
VP Conservative Strategy Fund – Class II	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investments Management Corporation
VP Defensive Strategy Fund – Class II	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investments Management Corporation
VP Market Growth Strategy Fund – Class II	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Management Corporation
VP Market Plus Strategy Fund – Class II	Long-term capital appreciation.	SEI Investments Management Corporation
VP Moderate Strategy Fund – Class II	Capital appreciation, while managing the risk of loss.	SEI Investments Management Corporation
The SEI Portfolios are “funds-of-funds”, which means that they achieve their objectives by investing in other mutual funds rather than in individual securities.
Sentinel Variable Products Trust
Sentinel Variable Products Bond Fund	The Fund seeks high current income while seeking to control risk.	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	The Fund seeks growth of capital.	Sentinel Asset Management, Inc.
T. Rowe Price Variable Insurance Portfolios
T. Rowe Price Blue Chip Growth Portfolio	Long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio	High level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
T. Rowe Price Health Sciences Portfolio	Long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock Portfolio	Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	T. Rowe Price Associates, Inc. Sub-advised by T. Rowe Price International Ltd and T. Rowe Price Singapore Private Ltd.
T. Rowe Price New America Growth Portfolio	Long-term growth of capital by investing primarily in the common stocks of growth companies.	T. Rowe Price Associates, Inc.
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund – Initial Class	The VanEck VIP Global Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF – Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	Wellington Management Company, LLP
Vanguard VIF – Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	PRIMECAP Management Company
Vanguard VIF – Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Management Company, LLP and The Vanguard Group, Inc.
Vanguard VIF – Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF – High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	Wellington Management Company, LLP
Vanguard VIF – International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment Management North America Inc.
Vanguard VIF – Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF – REIT Index Portfolio
The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.
The Vanguard Group, Inc.
Vanguard VIF – Short-Term Investment-Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard VIF – Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	Granahan Investment Management, Inc. and The Vanguard Group, Inc.
Vanguard VIF – Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Vanguard VIF – Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
The Vanguard VIF - Total Stock Market Index Portfolio is a “fund-of-funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities.
Virtus Variable Insurance Trust
Virtus Equity Trend Series Class I	Long-term capital appreciation.	Virtus Investment Advisers, Inc. Sub-Advised by Euclid Advisors LLC
Virtus International Series Class I	High total return consistent with reasonable risk.	Virtus Investment Advisers, Inc. Sub-Advised by Aberdeen Asset Management
Virtus Multi-Sector Fixed Income Series Class I	Long-term total return.	Virtus Investment Advisers, Inc. Sub-Advised by Newfleet Asset Management, LLC
Virtus Real Estate Securities Series Class I	Capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers, Inc. Sub-Advised by Duff & Phelps Investment Management Co.
Virtus Small-Cap Growth Series Class I	Long-term capital growth.	Virtus Investment Advisers, Inc. Sub-Advised by Kayne Anderson Rudnick Investment Management LLC

THE FOLLOWING PORTFOLIO IS AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE JANUARY 31, 2013
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AB Variable Products Series Fund, Inc.
AB VPS Small Cap Growth Portfolio – Class A	Seeks long-term growth of capital.	AllianceBernstein L.P.

THE FOLLOWING PORTFOLIO IS AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE APRIL 30, 2015
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund Class I	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

THE FOLLOWING PORTFOLIO IS AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE APRIL 30, 2016
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF – Money Market Portfolio	The Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1.	The Vanguard Group, Inc.
The Vanguard VIF - Money Market Portfolio is a prime, retail, non-government money market portfolio. If weekly liquid assets fall below certain thresholds, the Portfolio's board of directors may temporarily prevent contract owners from making withdrawals from the Portfolio and may impose fees to contract owners who redeem Portfolio shares. For more information, please see the Portfolio prospectus.

APPENDIX C: STATE VARIATIONS

The following information is a summary of the states where Symetra True Variable Annuity Contracts or certain features and/or benefits vary from the Contract’s features and benefits as previously described in this prospectus. Certain provisions of the Contract may be different from the general description in this prospectus due to variations required by state law. The state in which your Contract is issued also governs whether or not certain riders, options, charges or fees are available or will vary under your Contract. Any state variations will be included in your Contract or in riders or endorsements attached to your Contract.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
Arizona	See “Right To Examine” under “Section 2-Purchase”.
If you reside in Arizona and you are 65 years of age or older on the Contract Date or your Contract is a replacement of another insurance or annuity contract, you may return the Contract within 30 days from the date you received it and receive a refund of the Contract Value plus any fees or charges deducted under the Contract.

California	See “Right To Examine” under “Section 2-Purchase”.
If you reside in California and you are age 60 or older, you may return the Contract within 30 days from the date you received it. During that 30-day period, your money will be placed in the money-market Sub-account, unless you direct that Purchase Payments be invested in a stock or bond Sub-account underlying the Contract during the 30-day period. If you do not direct that the Purchase Payments be invested in a stock or bond Sub-account, and if you return the Contract within the 30-day period, you will be entitled to a refund of the Purchase Payments plus any fees or charges deducted under the Contract. If you direct that the Purchase Payments be invested in a stock or bond Sub-account during the 30-day period, and if you return the Contract during that period, you will be entitled to a refund of the Contract Value, which could be less than the Purchase Payments you paid for the Contract.

See “Optional Death Benefit Rider: Wealth Transfer Benefit” under “Section 8-Death Benefit and Optional Death Benefit Rider”.
The WTB Rider will not terminate if you assign the Contract or add or replace an Owner to the Contract. Adding an Owner to, assigning, or transferring the Contract will not change the life on which the WTB rider is based. The WTB rider charge will continue to be based on the life of the original Owner used to determine the WTB rider charge. In the case of a non-natural Owner, the WTB rider charge will continue to be based on the life of the original Annuitant used to determine the WTB rider charge.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
See “WTB Rider Calculation” under “Section 8-Death Benefit and Optional Death Benefit Rider”.
The third sentence of this paragraph is deleted and replaced with the following:

Any applicable WTB Additional Benefit will be added to the Contract Value when we receive due proof of death of the:

•    original Owner; or
•    in the case of joint Owners, either Owner; or
•    in the case of a non-natural Owner, the original Annuitant; or
•    in the case of a non-natural Owner with joint Annuitants, either Annuitant.

The WTB rider will terminate and no WTB Additional Benefit will be paid if the Contract is fully annuitized, terminated, or we are notified of the death of the new owner, or, in the case of joint Owners, the death of the first of either new owner prior to:

•    notification of the death of the original Owner (or the first Owner to die if originally owned by joint Owners); or
•    in the case of a non-natural original Owner, notification of death of the original Annuitant (or the death of the first Annuitant in the case of joint Annuitants).

	See “WTB Rider Termination” under “Section 8-Death Benefit and Optional Death Benefit Rider”.	The fourth and fifth bullets regarding assignment of the Contract and the change of ownership as a trigger for termination of the WTB Rider are deleted.
Connecticut	See “Right To Examine” under “Section 2- Purchase”.
If you reside in Connecticut and your Contract is a replacement of another insurance or annuity contract, you may return it within 10 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

See “Optional Death Benefit Rider: Wealth Transfer Benefit” under “Section 8-Death Benefit and Optional Death Benefit Rider”.
The WTB Rider will not terminate if you assign the Contract or add or replace an Owner to the Contract. Adding an Owner to, assigning, or transferring the Contract will not change the life on which the WTB rider is based. The WTB rider charge will continue to be based on the life of the original Owner used to determine the WTB rider charge. In the case of a non-natural Owner, the WTB rider charge will continue to be based on the life of the original Annuitant used to determine the WTB rider charge.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
See “WTB Rider Calculation” under “Section 8-Death Benefit and Optional Death Benefit Rider”.
The third sentence of this paragraph is deleted and replaced with the following:

Any applicable WTB Additional Benefit will be added to the Contract Value when we receive due proof of death of the:

•    original Owner; or
•    in the case of joint Owners, either Owner; or
•    in the case of a non-natural Owner, the original Annuitant; or
•    in the case of a non-natural Owner with joint Annuitants, either Annuitant.

The WTB rider will terminate and no WTB Additional Benefit will be paid if the Contract is fully annuitized, terminated, or we are notified of the death of the new owner, or, in the case of joint Owners, the death of the first of either new owner prior to:

•    notification of the death of the original Owner (or the first Owner to die if originally owned by joint Owners); or
•    in the case of a non-natural original Owner, notification of death of the original Annuitant (or the death of the first Annuitant in the case of joint Annuitants).

	See “WTB Rider Termination” under “Section 8-Death Benefit and Optional Death Benefit Rider”.	The fourth and fifth bullets regarding assignment of the Contract and the change of ownership as a trigger for termination of the WTB Rider are deleted.
Delaware	See “Right To Examine” under “Section 2-Purchase”.
If you reside in Delaware and your Contract is a replacement of another insurance or annuity contract, you may return it within 20 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

District of Columbia	See “Right To Examine” under “Section 2-Purchase”.
If you reside in the District of Columbia and your Contract is a replacement of another insurance or annuity contract, you may return it within 10 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

Florida	See “Right To Examine” under “Section 2-Purchase”.
If you reside in Florida and are age 65 or older, you may return the Contract within twenty-one days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

See “Death Benefit” under “Section 8-Death Benefit and Optional Death Benefit Amount”.
The sentence under this paragraph is replaced with the following:

If you die during the Accumulation Phase and the WTB rider is not in effect, your Contract provides you with a death benefit equal to your Contract Value as of the Business Day the death benefit is paid plus any applicable interest.

Montana	Features based on sex	If you reside in Montana, all features and charges where the sex of the Owner or Annuitant would be a factor will be based upon uni-sex rates.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
See “Payment of Death Benefit” under “Section 8-Death Benefit and Optional Death Benefit Amount”.
The first paragraph under this section is replaced with the following:

We will pay the death benefit within 60 days of receipt of due proof of death in Good Order at our Contract Maintenance Office. The Contract Value will be subject to investment performance and applicable charges until the date the death benefit is paid. If we postpone payment of the death benefit for 30 days or more after we receive due proof of death, we will pay interest on the death benefit amount from the 30th day until the death benefit is paid.

North Dakota	See “Right To Examine” under “Section 2-Purchase”.
If you reside in North Dakota, you may return your Contract, including a Contract that is a replacement of another insurance or annuity contract, within 20 days from the date that you receive it and receive a refund of the Contract Value plus any fees or charges deducted under the Contract.

South Dakota	See “Right To Examine” under “Section 2-Purchase”.
If you reside in South Dakota and your Contract is a replacement of another insurance or annuity contract, you may return it within 10 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

APPENDIX D: WTB RIDER EXAMPLE

The following is a hypothetical projection of Contract Values with resulting WTB Additional Benefits and WTB rider charges. The chart also shows the impact of certain transactions and Sub-account performance on the WTB rider, WTB rider charges, and Contract Value, including the impact of WTB Threshold Cap, and provides more detailed explanations of each such event.
The hypothetical projections shown below and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future performance. Actual investment performance of the Portfolios may vary depending on a number of factors, including the investment allocations by the Contract Owner and different investment rates of return for the Portfolios. The WTB Additional Benefit and Contract Value for a Contract would be different from those shown if the actual investment performance of the Portfolios fluctuated above or below the assumptions used, if more withdrawals or Purchase Payments were made to the Contract, or if a Contract Owner did not match the assumptions below for our representative Contract Owner. No representation can be made by Symetra Life that these assumed projections can be achieved for any one Contract.

ASSUMPTIONS:
Contract Owner Sex:			Male							WTB Rider Charge Rates:
Date of Birth:			March 11, 1941							Attained Age 75:		5.4619%
Contract Date:			May 1, 2016							Attained Age 76:		6.0240%
WTB Threshold Cap:			$1,000,000
Explanatory Note	Date	Contract Value Before Transactions	Purchase Payments	Withdrawals	WTB Threshold after Transactions	Purchase Payments		Total Contract Value after Transactions	Contract Value		WTB Earnings	WTB Gain	WTB Additional Benefit	WTB Benefit Base	WTB Rider Charge
						Covered	Uncovered		Covered	Uncovered
1	5/2/16	---	750,000	---	750,000	750,000	---	750,000	750,000	---	---	---	---	750,000	---
2	6/1/16	775,000	---	---	750,000	750,000	---	775,000	775,000	---	25,000	25,000	12,500	787,500	56.89
	7/1/16	765,000	---	---	750,000	750,000	---	765,000	765,000	---	15,000	15,000	7,500	772,500	34.14
	8/1/16	750,000	---	---	750,000	750,000	---	750,000	750,000	---	---	---	---	750,000	---
	9/1/16	740,000	---	---	750,000	750,000	---	740,000	740,000	---	---	---	---	740,000	---
	10/3/16	755,000	---	---	750,000	750,000	---	755,000	755,000	---	5,000	5,000	2,500	757,500	11.37
3	10/14/16	740,000	500,000	---	1,250,000	1,000,000	250,000	1,240,000	992,000	248,000	---	---	2,500	1,242,500	---
	11/1/16	1,240,000	---	---	1,250,000	1,000,000	250,000	1,240,000	992,000	248,000	---	---	---	1,240,000	---
	12/1/16	1,250,000	---	---	1,250,000	1,000,000	250,000	1,250,000	1,000,000	250,000	---	---	---	1,250,000	---
	1/2/17	1,240,000	---	---	1,250,000	1,000,000	250,000	1,240,000	992,000	248,000	---	---	---	1,240,000	---
4	1/20/17	1,230,000	---	110,000	1,140,000	912,000	228,000	1,120,000	896,000	224,000	---	---	---	1,120,000	---
	2/1/17	1,130,000	---	---	1,140,000	912,000	228,000	1,130,000	904,000	226,000	---	---	---	1,130,000	---
	3/1/17	1,160,000	---	---	1,140,000	912,000	228,000	1,160,000	928,000	232,000	20,000	16,000	8,000	1,168,000	36.41
5	4/3/17	1,150,000	---	---	1,140,000	912,000	228,000	1,150,000	920,000	230,000	10,000	8,000	4,000	1,154,000	20.08
6	4/21/17	1,170,000	---	220,000	950,000	760,000	190,000	950,000	760,000	190,000	---	---	4,000	954,000	---
	5/1/17	950,000	---	---	950,000	760,000	190,000	950,000	760,000	190,000	---	---	---	950,000	---
	6/1/17	960,000	---	---	950,000	760,000	190,000	960,000	768,000	192,000	10,000	8,000	4,000	964,000	20.08
	7/3/17	950,000	---	---	950,000	760,000	190,000	950,000	760,000	190,000	---	---	---	950,000	---
7	7/13/17	955,000	300,000	---	1,250,000	1,000,000	250,000	1,255,000	1,004,000	251,000	5,000	4,000	---	1,255,000	---

Explanatory Notes:

1
On 5/2/2016, the initial $750,000 Purchase Payment is applied to the Contract. The WTB Threshold is $750,000. Because the WTB Threshold is below the WTB Threshold Cap of $1,000,000, the entire Purchase Payment is covered.

2
On 6/1/2016, the Contract Value is equal to $775,000 (as shown under the “Contract Value Before Transactions” column). Because the WTB Threshold is below the WTB Threshold Cap of $1,000,000, the entire Contract Value is covered. The WTB Gain is equal to the Contract Value (as shown under the “Contract Value - Covered” column) less the WTB Threshold, which in this instance is the same as the covered Purchase Payments. ($775,000 - $750,000 = $25,000)

To determine the WTB Benefit Base, the Contract Value is added to 50% of the WTB Gain. ($775,000 + (.50 x $25,000) = $787,500). The WTB Additional Benefit is the WTB Benefit Base minus the Contract Value. ($787,500 - $775,000 = $12,500)

The rider charge for that Contract Month is determined by taking the WTB Additional Benefit and multiplying it by the WTB Charge Rate and then dividing it by 12. ($12,500 x 0.054619 / 12 = $56.89)

3
On 10/14/2016, an additional Purchase Payment of $500,000 is applied to the Contract. The new WTB Threshold is equal to the WTB Threshold shown for 10/3/2016 plus the additional Purchase Payment. ($750,000 + $500,000 = $1,250,000)

Any additional Purchase Payment is applied first to the covered Purchase Payment amount, up to the $1,000,000 WTB Threshold Cap, then the uncovered amount. Thus, the amount applicable to the covered portion of the Purchase Payment is equal to the WTB Threshold Cap less the current covered Purchase Payment amount ($1,000,000 - $750,000 = $250,000). The uncovered Purchase Payment amount is increased by the remaining $250,000.
The Contract Value is also divided into covered and uncovered portions based on the ratio of the covered Purchase Payments to the uncovered Purchase Payments. The ratio of covered Purchase Payment to uncovered Purchase Payments is $1,000,000 / $250,000, resulting in a 4 to 1 ratio.

The Contract Value (as shown under the column “Total Contract Value after Transactions”) is divided in the same 4 to 1 ratio, which results in the following percentage allocation of Contract Value:

80% is covered and 20% is uncovered.
($1,240,000 x 80% = $992,000)
($1,240,000 x 20% = $248,000)

The WTB Additional Benefit for a death occurring anytime during this Contract Month remains $2,500. The WTB Additional Benefit remains constant for the entire Contract Month regardless of any transactions during the Contract Month, and regardless of any changes in the Contract Value.

4
On 1/20/2017, a withdrawal of $110,000 is made from the Contract. The Contract Value before the withdrawal was equal to $1,230,000 (as shown in the column “Contract Value Before Transactions”). The withdrawal first reduces any WTB Earnings to zero, and then reduces the WTB Threshold.

The excess of the Contract Value over the WTB Threshold before the withdrawal equals the Contract Value (as shown in the column “Contract Value Before Transactions”) less the WTB Threshold prior to the transaction, which is shown under the “WTB Threshold After Transactions” column for the 1/2/2017 date. ($1,230,000 - $1,250,000 = -$20,000)

Because the result is a negative number, the WTB Earnings are equal to zero. Because WTB Earnings are equal to zero, the withdrawal reduces the WTB Threshold by the entire withdrawal amount. ($1,250,000 - $110,000 = $1,140,000)

The reduction in the WTB Threshold of $110,000 must now be divided into covered and uncovered portions of Purchase Payments. The reduction applies proportionally based on the covered and uncovered Purchase Payment amounts prior to the withdrawal. Prior to the withdrawal, the covered Purchase Payment amount represented 80% ($1,000,000 / $1,250,000) of the total WTB Threshold. Thus, the covered Purchase Payment amount is reduced by the amount of the withdrawal multiplied by 80%. ($110,000 x 80% = $88,000)

The new covered Purchase Payment amount is the WTB Threshold Cap adjusted for the withdrawal. ($1,000,000 - $88,000 = $912,000)

Similarly, the uncovered Purchase Payment amount is reduced by 20% of the withdrawal amount. The new uncovered Purchase Payment amount is $228,000.

5
On 4/3/2017, the Contract Owner's WTB rider charge increased because the Contract Owner's attained age increased to age 76 on 3/11/2017, and 4/3/2017 is the first Business Day of the next Contract Month following the Contract Owner's birthday. Thus, the WTB rider charge calculations in the following 12 Contract Months will be based on age 76 (6.0240% in this example). Thus, the WTB rider charge calculation for 4/3/2017 is $4,000 (WTB Additional Benefit) x .060240/12= $20.08.

6
On 4/21/2017, a $220,000 withdrawal is made from the Contract. The Contract Value just before the withdrawal equals $1,170,000. The WTB Threshold just before the withdrawal equals $1,140,000. The withdrawal first reduces any WTB Earnings to zero, and then reduces the WTB Threshold.

The WTB Earnings equal the amount by which your covered Contract Value exceeds the WTB Threshold. We use the WTB Threshold prior to the transaction which is shown under the 4/3/2017 date. ($1,170,000 - $1,140,000 = $30,000)

Because the withdrawal was greater than the WTB Earnings, the WTB Earnings are reduced to zero. Thus the excess withdrawal reduces the WTB Threshold. The reduction to the WTB Threshold is equal to the withdrawal amount minus the WTB Earnings. ($220,000 - $30,000 = $190,000)

The new WTB Threshold is thus equal to $1,140,000 - $190,000 = $950,000.

The reduction in the WTB Threshold of $190,000 must now be divided into covered and uncovered portions of Purchase Payments. The reduction applies proportionally based on the covered and uncovered Purchase Payment amounts prior to the withdrawal. Prior to the withdrawal, the covered Purchase Payment amount represented 80% ($912,000 / $1,140,000) of the total WTB Threshold. Thus, the covered Purchase Payment amount is reduced by $152,000 ($190,000 x 80%). The new covered Purchase Payment amount is $912,000 - $152,000 = $760,000.

Similarly, the uncovered Purchase Payment amount is reduced by 20% of the withdrawal. The new uncovered Purchase Payment amount is $190,000.

Although the withdrawal depleted all the WTB Earnings, the WTB Additional Benefit for a death anytime this Contract Month remains $4,000. The WTB Additional Benefit is calculated on the first Business Day of the Contract Month. In this case the first Business Day is 4/3/2017 and the WTB Additional Benefit remains constant for the entire Contract Month. It is recalculated for the next Contract Month on the first Business Day of the following Contract Month which is 5/1/2017.

7
On 7/13/2017, a $300,000 Purchase Payment is applied. The new WTB Threshold is equal to $1,250,000 ($950,000 + $300,000). Any additional Purchase Payment is applied first to the covered Purchase Payment amount, up to the $1,000,000 WTB Threshold Cap, then the uncovered amount. Thus, the amount applicable to the covered portion is the WTB Threshold Cap minus the current covered amount. ($1,000,000 - $760,000 = $240,000)

The remaining amount of $60,000 increases the uncovered Purchase Payment amount. The Contract Value is divided into covered and uncovered portions, based on the new ratio of the covered Purchase Payments to the uncovered payments. The ratio of covered Purchase Payment to uncovered Purchase Payment is: $1,000,000 / $250,000, resulting in a 4 to 1 ratio.

The Contract Value (as shown under the column Total Contract Value after Transactions) is divided in the same 4 to 1 ratio.

80% is covered, the other remaining 20% is uncovered.
($1,255,000 x 80% = $1,004,000)
($1255,000 x 20% = $251,000)

The total death benefit is equal to the Contract Value on the Business Day the death benefit is paid, plus any WTB Additional Benefit at the beginning of the Contract Month of the date of death. In addition, any WTB rider charges deducted after the date of death will be refunded. If the Contract Owner died any time on or after 6/1/2016 through 7/3/2017 and Symetra Life received due proof of death to pay the death benefit on 10/3/2016, the total death benefit would be equal to the Contract Value as of the Business Day we pay the death benefit plus the WTB Additional Benefit as of the date of death. ($755,000 + $12,500 = $767,500.) In addition, the July through October WTB rider charges, equal to $45.52 ($34.13 + $11.37) would be refunded. The total death benefit paid would be equal to the death benefit plus the refunded WTB rider charges. ($767,500 + $45.50 = $767,545.50)

If the Contract Owner had died any time on or after 5/1/2017 through 6/1/2017, and Symetra Life received proof of death to pay the death benefit on 6/1/2017, the total death benefit would be equal to the Contract Value as of 6/1/2017 plus the WTB Additional Benefit as of 5/1/2017. ($960,000 + $0 = $960,000). In addition, the June WTB rider charge, equal to $20.08, would be refunded. The total death benefit would be equal to the death benefit plus any refunded WTB rider charges. ($960,000 + $20.08 = $960,020.08)

APPENDIX E: TABLE OF CURRENT ANNUAL CHARGE RATES FOR THE WTB RIDER

The following table shows the current annual rates used for the WTB rider calculations. For a Table of Maximum Rates please see your Contract. The rates shown are per $1,000 of WTB Additional Benefit. To obtain the current WTB rates for attained ages 34 and younger, please contact us at our Contract Maintenance Office.
TABLE OF CURRENT RATES

Sex Specific Rates				Uni-Sex Rates
Attained Age	Male	Female	Joint	Attained Age	Unisex - Single Life	Unisex – Joint
	$	$	$		$	$
35	1.134	0.922	1.870	35	1.091	2.062
36	1.187	0.993	1.975	36	1.148	2.153
37	1.259	1.054	2.109	37	1.218	2.254
38	1.350	1.106	2.271	38	1.302	2.391
39	1.435	1.168	2.427	39	1.382	2.528
40	1.549	1.239	2.602	40	1.487	2.703
41	1.685	1.320	2.789	41	1.612	2.911
42	1.850	1.414	3.016	42	1.763	3.143
43	2.047	1.526	3.283	43	1.942	3.427
44	2.264	1.659	3.582	44	2.143	3.752
45	2.499	1.812	3.909	45	2.361	4.120
46	2.733	1.995	4.255	46	2.586	4.523
47	2.928	2.211	4.582	47	2.784	4.922
48	3.080	2.451	4.887	48	2.954	5.309
49	3.274	2.722	5.262	49	3.163	5.741
50	3.528	3.022	5.731	50	3.427	6.202
51	3.854	3.361	6.296	51	3.755	6.699
52	4.251	3.739	6.962	52	4.149	7.299
53	4.713	4.139	7.721	53	4.598	8.009
54	5.291	4.560	8.635	54	5.145	8.881
55	5.935	5.037	9.652	55	5.755	9.880
56	6.599	5.553	10.711	56	6.390	10.959
57	7.239	6.095	11.766	57	7.010	12.119
58	7.873	6.657	12.870	58	7.630	13.341
59	8.617	7.235	14.122	59	8.341	14.677
60	9.522	7.841	15.558	60	9.186	16.131
61	10.625	8.507	17.212	61	10.202	17.754
62	11.906	9.212	19.054	62	11.367	19.613
63	13.301	9.954	21.038	63	12.631	21.701
64	14.746	10.765	23.128	64	13.950	24.009
65	17.333	12.447	26.385	65	16.355	27.536
66	18.936	13.488	28.701	66	17.846	30.252
67	20.603	14.646	31.146	67	19.412	33.091
68	22.357	15.929	34.525	68	21.071	37.082
69	24.321	17.331	37.481	69	22.923	40.360
70	26.607	18.913	40.864	70	25.068	43.994
71	29.387	20.712	44.848	71	27.652	48.141
72	32.635	22.679	49.400	72	30.644	52.864
73	36.039	24.826	54.270	73	33.796	58.017
74	39.700	27.185	59.589	74	37.197	63.820
75	43.695	29.758	65.384	75	40.908	70.298

E-1

Sex Specific Rates				Uni-Sex Rates
Attained Age	Male	Female	Joint	Attained Age	Unisex - Single Life	Unisex – Joint
	$	$	$		$	$
76	48.192	32.576	71.822	76	45.069	77.342
77	53.418	35.685	79.151	77	49.871	85.213
78	59.479	39.068	87.467	78	55.397	94.039
79	66.257	42.773	96.675	79	61.560	103.855
80	77.682	49.871	110.595	80	72.120	118.395
81	86.290	55.822	121.987	81	80.196	131.151
82	95.379	62.099	134.072	82	88.723	144.821
83	105.278	68.667	149.899	83	97.956	163.011
84	116.305	75.930	165.635	84	108.230	179.747
85	128.595	83.214	182.708	85	119.518	197.637
86	142.092	91.800	201.002	86	132.034	217.056
87	156.654	102.410	220.689	87	145.805	238.255
88	172.102	113.540	240.995	88	160.390	260.739
89	188.277	124.527	262.793	89	175.527	284.385
90	204.338	132.444	285.822	90	189.959	308.067
91	220.097	139.935	308.647	91	204.064	331.724
92	236.576	152.592	331.642	92	219.779	356.728
93	253.919	169.809	352.733	93	237.097	382.018
94	272.211	191.468	374.054	94	256.063	407.874
95	290.354	215.222	398.641	95	275.328	434.595

E-2

SYMETRA TRUE VARIABLE ANNUITY®
STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
issued by
SYMETRA RESOURCE VARIABLE ACCOUNT B
and
SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-457-9015 or write to Symetra Life Insurance Company, PO Box 758545, Topeka, Kansas 66675.
This SAI and the prospectus are both dated May 1, 2016.

1

GENERAL INFORMATION
Terms and phrases used in this SAI have the meaning given to them in the prospectus.
Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation, a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington State law on January 23, 1957. Effective July 1, 2014, Symetra Life Insurance Company changed its state of domicile from Washington to Iowa and became an Iowa stock life insurance company.
We established Symetra Resource Variable Account B (“the Separate Account”) to hold assets that underlie contract values invested in a number of different variable annuity contracts. The Separate Account meets the definition of “separate account” under Iowa State law and under the federal securities laws. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts.
Accumulation Units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The Contract Owner bears the entire investment risk. There can be no assurance that the aggregate value in the Contract will equal or exceed the Purchase Payments made under the Contract.

SERVICES
Experts
The consolidated financial statements of Symetra Life Insurance Company as of December 31, 2015 and 2014 , and for each of the three years in the period ended December 31, 2015 , and the financial statements of Symetra Resource Variable Account B as of December 31, 2015 , and for each of the two years in the period ended December 31, 2015 , appearing in the SAI of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Independent Registered Public Accounting Firm
The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.
Service Providers
The administration and customer service for the Contracts is performed by se2, LLC (“se2”), a Kansas company having its principal address and place of business at 5801 SW 6th Avenue, Topeka, Kansas 66636. se2 performs services in connection with the Contracts, including but not limited to: information technology application services; customer application processing; receipt of Purchase Payments; maintenance of customer service center; mailing; maintenance of books and records, including, paper files, computer data files, electronic images, correspondence with Contract Owners, and all related administrative records. Symetra Life, the Separate Account, and the principal underwriter, Symetra Securities, Inc., have no direct or indirect affiliated relationship with se2. Symetra Life entered into an agreement with se2 and the basis for the compensation to be paid to se2 is a combination of fixed fees and fees for service.

PURCHASE OF CONTRACTS
The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of Financial Industry Regulatory Authority (“FINRA”).
UNDERWRITER
Symetra Securities, Inc. (“SSI”), an affiliate of Symetra Life, acts as the principal underwriter for the Contracts pursuant to an underwriter’s agreement with us. SSI is located at 777 108 th Avenue NE, Suite 1200, Bellevue, WA 98004. The Contracts issued by the Separate Account are offered on a continuous basis. For the years ended December 31, 2015 , 2014 , and 2013 SSI

2

received $55,175, $66,465, and $74,269, in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.

FINANCIAL STATEMENTS
The consolidated financial statements of Symetra Life Insurance Company included herein should be considered only as bearing upon the ability of Symetra Life to meet its obligations under the Contract. They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

3

Annual Report
December 31, 2015
Symetra Resource Variable Account B

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Resource Variable Account B

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Symetra Resource Variable Account B (“Separate Account”) comprised of the sub-accounts described in Note 1, as of December 31, 2015, and the related statements of operations for the period then ended, and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Resource Variable Account B at December 31, 2015, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington
April 28, 2016

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	AB VPS REAL ESTATE INVESTMENT PORTFOLIO CLASS A1	AB VPS SMALL/MID CAP VALUE PORTFOLIO CLASS A1	ALPS/ALERIAN ENERGY INFRASTRUCTURE-CLASS I	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INTERNATIONAL
ASSETS:
Investments in Underlying:
Investments, at Cost	$145,399	$144,611	$254,624	$391,262	$390,188
Shares Owned	14,168	7,403	20,957	60,829	47,140
Investments, at Fair Value	$128,650	$127,996	$148,787	$421,546	$472,342
Total Assets	128,650	127,996	148,787	421,546	472,342

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$128,650	$127,996	$148,787	$421,546	$472,342

Resource Variable Account B
Net Assets				$421,546	$472,342
Accumulation Units Outstanding				24,765	38,347
Accumulation Unit Value				$17.022	$12.317

Symetra True Variable Annuity
Net Assets	$128,650	$127,996	$148,787
Accumulation Units Outstanding	9,232	8,027	19,761
Accumulation Unit Value	$13.935	$15.946	$7.529

	Sub-Accounts
	AMERICAN CENTURY MID CAP VALUE	AMERICAN CENTURY VALUE	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH-INCOME FUND
ASSETS:
Investments in Underlying:
Investments, at Cost	$57,456	$131,851	$418,928	$1,046,070	$93,108
Shares Owned	2,935	18,216	33,880	13,918	1,868
Investments, at Fair Value	$53,971	$161,211	$418,408	$946,706	$84,786
Total Assets	53,971	161,211	418,408	946,706	84,786

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$53,971	$161,211	$418,408	$946,706	$84,786

Resource Variable Account B
Net Assets		$158,510
Accumulation Units Outstanding		7,449
Accumulation Unit Value		$21.280

Symetra True Variable Annuity
Net Assets	$53,971	$2,701	$418,408	$946,706	$84,786
Accumulation Units Outstanding	3,344	176	34,404	66,162	5,965
Accumulation Unit Value	$16.138	$15.314	$12.162	$14.309	$14.214
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK CAPITAL APPRECIATION I	BLACKROCK GLOBAL ALLOCATION I	BLACKROCK HIGH YIELD I
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,217,421	$123,216	$29,090	$229,055	$322,831
Shares Owned	57,109	5,210	3,088	13,611	42,131
Investments, at Fair Value	$1,032,517	$98,323	$27,356	$205,385	$285,225
Dividends Receivable	—	—	—	—	1,395
Total Assets	1,032,517	98,323	27,356	205,385	286,620

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$1,032,517	$98,323	$27,356	$205,385	$286,620

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$1,032,517	$98,323	$27,356	$205,385	$286,620
Accumulation Units Outstanding	95,843	10,137	1,682	16,757	24,691
Accumulation Unit Value	$10.773	$9.700	$16.266	$12.256	$11.608

	Sub-Accounts
	CALVERT RUSSELL 2000 SMALL CAP INDEX	COLUMBIA INCOME OPPORTUNITIES	COLUMBIA SMALL CAP VALUE	COLUMBIA VP MID CAP GROWTH FUND - CLASS 1[1]	COLUMBIA VP SELECT INTERNATIONAL EQUITY FUND - CLASS 1[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$748	$69,006	$44,511	$67,490	$107,642
Shares Owned	9	7,162	2,636	3,665	8,401
Investments, at Fair Value	$667	$57,797	$42,233	$75,131	$114,251
Total Assets	667	57,797	42,233	75,131	114,251

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$667	$57,797	$42,233	$75,131	$114,251

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$667	$57,797	$42,233	$75,131	$114,251
Accumulation Units Outstanding	45	4,977	2,961	4,938	8,477
Accumulation Unit Value	$14.719	$11.614	$14.263	$15.213	$13.477
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	DELAWARE VIP EMERGING MARKETS	DELAWARE VIP INTL VALUE EQUITY	DELAWARE VIP SMALL CAP VALUE	DELAWARE VIP SMID CAP GROWTH	DEUTSCHE ALTERNATIVE ASSET ALLOCATION VIP A
ASSETS:
Investments in Underlying:
Investments, at Cost	$378,555	$38,995	$124,863	$234,769	$180,961
Shares Owned	18,299	3,271	3,291	8,002	13,980
Investments, at Fair Value	$297,732	$35,461	$110,943	$238,397	$176,150
Total Assets	297,732	35,461	110,943	238,397	176,150

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$297,732	$35,461	$110,943	$238,397	$176,150

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$297,732	$35,461	$110,943	$238,397	$176,150
Accumulation Units Outstanding	30,207	2,784	7,786	15,087	18,791
Accumulation Unit Value	$9.856	$12.736	$14.249	$15.801	$9.374

	Sub-Accounts
	DEUTSCHE CROCI INTERNATIONAL VIP - CLASS A1	DEUTSCHE GLOBAL INCOME BUILDER VIP A	DFA VA GLOBAL BOND	DFA VA INTERNATIONAL SMALL PORTFOLIO	DFA VA INTERNATIONAL VALUE PORTFOLIO
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,726,738	$3,544,704	$444,978	$1,183,115	$1,292,865
Shares Owned	312,601	159,990	41,243	94,483	97,894
Investments, at Fair Value	$2,235,102	$3,668,591	$439,652	$1,045,934	$1,032,780
Total Assets	2,235,102	3,668,591	439,652	1,045,934	1,032,780

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$2,235,102	$3,668,591	$439,652	$1,045,934	$1,032,780

Resource Variable Account B
Net Assets	$2,235,102	$3,668,591
Accumulation Units Outstanding	138,890	120,852
Accumulation Unit Value	$16.093	$30.356

Symetra True Variable Annuity
Net Assets			$439,652	$1,045,934	$1,032,780
Accumulation Units Outstanding			42,213	72,048	84,067
Accumulation Unit Value			$10.415	$14.517	$12.285
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	DFA VA SHORT TERM FIXED PORTFOLIO	DFA VA U.S. LARGE VALUE PORTFOLIO	DFA VA U.S. TARGETED VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,610,817	$2,413,723	$1,730,212	$110,518	$341,490
Shares Owned	157,904	107,096	93,498	3,233	25,702
Investments, at Fair Value	$1,605,875	$2,212,602	$1,481,025	$146,267	$487,048
Total Assets	1,605,875	2,212,602	1,481,025	146,267	487,048

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$1,605,875	$2,212,602	$1,481,025	$146,267	$487,048

Resource Variable Account B
Net Assets				$137,299	$487,048
Accumulation Units Outstanding				9,013	20,856
Accumulation Unit Value				$15.233	$23.353

Symetra True Variable Annuity
Net Assets	$1,605,875	$2,212,602	$1,481,025	$8,968
Accumulation Units Outstanding	162,315	132,235	91,414	689
Accumulation Unit Value	$9.894	$16.732	$16.201	$13.027

	Sub-Accounts
	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	EATON VANCE VT FLOATING-RATE INCOME FUND ADVISOR CLASS
ASSETS:
Investments in Underlying:
Investments, at Cost	$171,507	$67,011	$327,192	$62,175	$162,978
Shares Owned	14,351	2,021	9,541	5,120	17,802
Investments, at Fair Value	$168,194	$77,932	$414,723	$91,018	$156,832
Total Assets	168,194	77,932	414,723	91,018	156,832

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$168,194	$77,932	$414,723	$91,018	$156,832

Resource Variable Account B
Net Assets	$168,194	$77,932	$414,723	$91,018
Accumulation Units Outstanding	9,709	7,068	17,860	11,403
Accumulation Unit Value	$17.324	$11.026	$23.221	$7.982

Symetra True Variable Annuity
Net Assets					$156,832
Accumulation Units Outstanding					15,934
Accumulation Unit Value					$9.843
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY CONTRAFUND	FIDELITY ENERGY	FIDELITY EQUITY-INCOME
ASSETS:
Investments in Underlying:
Investments, at Cost	$237,176	$46,085	$1,350,145	$223,963	$227,910
Shares Owned	38,712	4,959	48,520	10,373	11,393
Investments, at Fair Value	$246,202	$46,066	$1,645,794	$161,501	$233,099
Total Assets	246,202	46,066	1,645,794	161,501	233,099

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$246,202	$46,066	$1,645,794	$161,501	$233,099

Resource Variable Account B
Net Assets	$246,202	$46,066	$1,075,784		$233,099
Accumulation Units Outstanding	9,594	2,036	36,320		10,946
Accumulation Unit Value	$25.661	$22.622	$29.619		$21.295

Symetra True Variable Annuity
Net Assets			$570,010	$161,501
Accumulation Units Outstanding			36,491	16,871
Accumulation Unit Value			$15.621	$9.573

	Sub-Accounts
	FIDELITY FINANCIAL SERVICES	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - SERVICE CLASS II1	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$35,643	$576,864	$279,529	$182,151	$212,057
Shares Owned	3,424	576,864	8,015	12,978	9,664
Investments, at Fair Value	$33,344	$576,864	$526,973	$245,007	$306,838
Total Assets	33,344	576,864	526,973	245,007	306,838

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$33,344	$576,864	$526,973	$245,007	$306,838

Resource Variable Account B
Net Assets		$576,864	$526,973	$245,007	$306,838
Accumulation Units Outstanding		56,719	41,694	14,649	18,285
Accumulation Unit Value		$10.170	$12.639	$16.725	$16.781

Symetra True Variable Annuity
Net Assets	$33,344
Accumulation Units Outstanding	2,101
Accumulation Unit Value	$15.872
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID CAP I	FIDELITY REAL ESTATE	FIDELITY STRATEGIC INCOME	FIDELITY TECHNOLOGY
ASSETS:
Investments in Underlying:
Investments, at Cost	$48,923	$135,704	$32,335	$152,757	$22,897
Shares Owned	3,771	3,704	1,906	13,552	1,928
Investments, at Fair Value	$46,654	$120,922	$37,379	$143,650	$22,969
Total Assets	46,654	120,922	37,379	143,650	22,969

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$46,654	$120,922	$37,379	$143,650	$22,969

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$46,654	$120,922	$37,379	$143,650	$22,969
Accumulation Units Outstanding	4,497	7,978	2,618	13,487	1,463
Accumulation Unit Value	$10.373	$15.157	$14.275	$10.651	$15.701

	Sub-Accounts
	FRANKLIN INCOME VIP FUND - CLASS 1	FRANKLIN INCOME VIP FUND - CLASS 2	FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 1	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 1	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2
ASSETS:
Investments in Underlying:
Investments, at Cost	$377,164	$242,822	$121,996	$68,794	$109,278
Shares Owned	23,046	17,090	5,437	3,449	6,627
Investments, at Fair Value	$337,390	$242,682	$107,934	$67,184	$127,250
Total Assets	337,390	242,682	107,934	67,184	127,250

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$337,390	$242,682	$107,934	$67,184	$127,250

Resource Variable Account B
Net Assets		$242,682			$127,250
Accumulation Units Outstanding		15,856			7,101
Accumulation Unit Value		$15.305			$17.921

Symetra True Variable Annuity
Net Assets	$337,390		$107,934	$67,184
Accumulation Units Outstanding	31,777		7,591	4,702
Accumulation Unit Value	$10.618		$14.218	$14.290
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	FRANKLIN RISING DIVIDENDS VIP FUND - CLASS 1	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2	FRANKLIN STRATEGIC INCOME VIP FUND - CLASS 1	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 1	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2
ASSETS:
Investments in Underlying:
Investments, at Cost	$318,175	$426,837	$761,513	$7,328	$319,365
Shares Owned	12,046	22,594	63,048	548	24,338
Investments, at Fair Value	$304,271	$399,687	$665,155	$6,981	$303,486
Total Assets	304,271	399,687	665,155	6,981	303,486

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$304,271	$399,687	$665,155	$6,981	$303,486

Resource Variable Account B
Net Assets		$399,687			$303,486
Accumulation Units Outstanding		30,279			18,603
Accumulation Unit Value		$13.200			$16.314

Symetra True Variable Annuity
Net Assets	$304,271		$665,155	$6,981
Accumulation Units Outstanding	21,164		61,618	691
Accumulation Unit Value	$14.377		$10.795	$10.104

	Sub-Accounts
	GOLDMAN SACHS VIT STRATEGIC INCOME FUND	INVESCO AMERICAN FRANCHISE FUND I	INVESCO BALANCED-RISK ALLOCATION I	INVESCO COMSTOCK	INVESCO GLOBAL REAL ESTATE
ASSETS:
Investments in Underlying:
Investments, at Cost	$308,863	$152,675	$107,232	$306,420	$335,277
Shares Owned	30,968	3,918	9,293	17,944	24,213
Investments, at Fair Value	$286,768	$224,491	$94,784	$315,281	$396,126
Total Assets	286,768	224,491	94,784	315,281	396,126

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$286,768	$224,491	$94,784	$315,281	$396,126

Resource Variable Account B
Net Assets		$224,491			$223,841
Accumulation Units Outstanding		17,053			6,812
Accumulation Unit Value		$13.164			$32.858

Symetra True Variable Annuity
Net Assets	$286,768		$94,784	$315,281	$172,285
Accumulation Units Outstanding	29,679		9,538	20,578	13,150
Accumulation Unit Value	$9.662		$9.937	$15.322	$13.102
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO MID CAP CORE EQUITY FUND	INVESCO MID CAP GROWTH FUND II	INVESCO SMALL CAP EQUITY I
ASSETS:
Investments in Underlying:
Investments, at Cost	$632,717	$169,213	$10,499	$12,658	$67,339
Shares Owned	18,965	5,989	756	3,473	3,076
Investments, at Fair Value	$635,108	$197,871	$9,173	$18,513	$54,260
Total Assets	635,108	197,871	9,173	18,513	54,260

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$635,108	$197,871	$9,173	$18,513	$54,260

Resource Variable Account B
Net Assets	$60,475	$197,871		$18,513
Accumulation Units Outstanding	2,223	14,672		1,290
Accumulation Unit Value	$27.204	$13.487		$14.351

Symetra True Variable Annuity
Net Assets	$574,633		$9,173		$54,260
Accumulation Units Outstanding	44,229		676		3,705
Accumulation Unit Value	$12.992		$13.567		$14.645

	Sub-Accounts
	JANUS ASPEN ENTERPRISE PORTFOLIO	JANUS ASPEN FLEXIBLE BOND	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
ASSETS:
Investments in Underlying:
Investments, at Cost	$198,753	$534,942	$179,075	$643,385	$40,529
Shares Owned	3,321	44,156	10,086	63,810	2,403
Investments, at Fair Value	$190,387	$515,304	$163,494	$650,223	$61,264
Total Assets	190,387	515,304	163,494	650,223	61,264

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$190,387	$515,304	$163,494	$650,223	$61,264

Resource Variable Account B
Net Assets				$224,614	$61,264
Accumulation Units Outstanding				7,033	4,135
Accumulation Unit Value				$31.937	$14.817

Symetra True Variable Annuity
Net Assets	$190,387	$515,304	$163,494	$425,609
Accumulation Units Outstanding	11,544	48,406	11,615	26,670
Accumulation Unit Value	$16.493	$10.645	$14.076	$15.959
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	MERGER VL	MFS GROWTH SERIES	MFS INTERNATIONAL GROWTH PORTFOLIO	MFS INTERNATIONAL VALUE PORTFOLIO	MFS NEW DISCOVERY SERIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$26,102	$300,198	$57,498	$584,394	$3,191
Shares Owned	2,419	9,225	4,082	26,065	192
Investments, at Fair Value	$25,323	$370,570	$51,306	$585,443	$2,965
Total Assets	25,323	370,570	51,306	585,443	2,965

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$25,323	$370,570	$51,306	$585,443	$2,965

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$25,323	$370,570	$51,306	$585,443	$2,965
Accumulation Units Outstanding	2,475	21,860	4,192	38,126	212
Accumulation Unit Value	$10.230	$16.952	$12.239	$15.356	$14.014

	Sub-Accounts
	MFS UTILITIES SERIES	PIMCO ALL ASSET INSTITUTIONAL CLASS	PIMCO COMMODITY REALRETURN STRAT. INSTITUTIONAL CLASS	PIMCO EMERGING MARKETS BOND INSTITUTIONAL CLASS	PIMCO GLOBAL BOND (UNHEDGED) INSTITUTIONAL CLASS
ASSETS:
Investments in Underlying:
Investments, at Cost	$750,734	$1,078,464	$161,298	$233,923	$209,560
Shares Owned	24,921	96,885	14,230	17,689	16,015
Investments, at Fair Value	$636,995	$890,369	$98,045	$206,963	$180,331
Total Assets	636,995	890,369	98,045	206,963	180,331

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$636,995	$890,369	$98,045	$206,963	$180,331

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$636,995	$890,369	$98,045	$206,963	$180,331
Accumulation Units Outstanding	50,314	89,692	17,621	20,695	19,876
Accumulation Unit Value	$12.660	$9.927	$5.564	$10.000	$9.073
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	PIMCO GLOBAL DIVIDEND PORTFOLIO INSTITUTIONAL CLASS[1]	PIMCO LOW DURATION INSTITUTIONAL CLASS	PIMCO REAL RETURN INSTITUTIONAL CLASS	PIMCO TOTAL RETURN INSTITUTIONAL CLASS	PIMCO UNCONSTRAINED BOND INSTITUTIONAL CLASS
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,779	$174,187	$263,846	$1,539,039	$435,666
Shares Owned	313	16,474	20,118	138,656	42,040
Investments, at Fair Value	$2,984	$168,866	$240,013	$1,466,980	$417,034
Total Assets	2,984	168,866	240,013	1,466,980	417,034

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$2,984	$168,866	$240,013	$1,466,980	$417,034

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$2,984	$168,866	$240,013	$1,466,980	$417,034
Accumulation Units Outstanding	257	16,502	26,103	138,876	40,607
Accumulation Unit Value	$11.603	$10.233	$9.195	$10.563	$10.270

	Sub-Accounts
	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,879,083	$80,329	$75,667	$28,186,376	$83,837
Shares Owned	248,312	4,589	3,332	1,303,682	8,151
Investments, at Fair Value	$2,689,216	$69,016	$94,394	$25,747,703	$69,202
Total Assets	2,689,216	69,016	94,394	25,747,703	69,202

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$2,689,216	$69,016	$94,394	$25,747,703	$69,202

Resource Variable Account B
Net Assets	$2,689,216	$69,016	$94,394	$25,747,703	$69,202
Accumulation Units Outstanding	67,055	5,550	5,115	308,288	4,603
Accumulation Unit Value	$40.107	$12.436	$18.456	$83.518	$15.041

Symetra True Variable Annuity
Net Assets				$—
Accumulation Units Outstanding				—
Accumulation Unit Value				$—
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER SELECT MID CAP GROWTH VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II	ROYCE CAPITAL MICRO-CAP
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,942,745	$16,731,309	$70,006	$163,348	$28,813
Shares Owned	162,069	703,899	6,745	15,508	2,645
Investments, at Fair Value	$3,059,860	$18,378,818	$65,958	$151,354	$24,706
Total Assets	3,059,860	18,378,818	65,958	151,354	24,706

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$3,059,860	$18,378,818	$65,958	$151,354	$24,706

Resource Variable Account B
Net Assets	$3,059,860	$18,378,818		$151,354
Accumulation Units Outstanding	84,246	225,633		10,022
Accumulation Unit Value	$36.320	$81.454		$15.106

Symetra True Variable Annuity
Net Assets			$65,958		$24,706
Accumulation Units Outstanding			6,070		2,296
Accumulation Unit Value			$10.866		$10.758

	Sub-Accounts
	ROYCE CAPITAL SMALL-CAP	SEI VP BALANCED STRATEGY FUND - CLASS II SHARES	SEI VP DEFENSIVE STRATEGY FUND - CLASS II SHARES	SEI VP MARKET GROWTH STRATEGY FUND - CLASS II SHARES	SENTINEL VP BOND
ASSETS:
Investments in Underlying:
Investments, at Cost	$200,200	$74,641	$570,487	$25,210	$83,503
Shares Owned	17,876	7,300	56,997	2,519	8,246
Investments, at Fair Value	$150,700	$71,173	$563,122	$24,536	$77,353
Total Assets	150,700	71,173	563,122	24,536	77,353

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$150,700	$71,173	$563,122	$24,536	$77,353

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$150,700	$71,173	$563,122	$24,536	$77,353
Accumulation Units Outstanding	11,329	7,297	56,661	2,519	7,485
Accumulation Unit Value	$13.302	$9.753	$9.938	$9.738	$10.334

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	SENTINEL VP COMMON STOCK	T. ROWE PRICE BLUE CHIP GROWTH	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
ASSETS:
Investments in Underlying:
Investments, at Cost	$174,125	$721,206	$465,439	$1,107,175	$196,431
Shares Owned	10,224	36,127	17,355	34,750	12,611
Investments, at Fair Value	$158,066	$831,264	$465,316	$1,354,543	$185,005
Total Assets	158,066	831,264	465,316	1,354,543	185,005

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$158,066	$831,264	$465,316	$1,354,543	$185,005

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$158,066	$831,264	$465,316	$1,354,543	$185,005
Accumulation Units Outstanding	10,174	47,077	33,098	56,460	14,787
Accumulation Unit Value	$15.536	$17.658	$14.059	$23.991	$12.511

	Sub-Accounts
	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 1	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2	TEMPLETON FOREIGN VIP FUND - CLASS 1	TEMPLETON GLOBAL BOND VIP FUND - CLASS 1
ASSETS:
Investments in Underlying:
Investments, at Cost	$756,976	$278,225	$236,924	$82,979	$2,295,655
Shares Owned	28,570	29,460	33,003	4,946	126,339
Investments, at Fair Value	$697,413	$187,662	$208,576	$66,570	$2,064,378
Total Assets	697,413	187,662	208,576	66,570	2,064,378

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$697,413	$187,662	$208,576	$66,570	$2,064,378

Resource Variable Account B
Net Assets			$208,576
Accumulation Units Outstanding			12,670
Accumulation Unit Value			$16.463

Symetra True Variable Annuity
Net Assets	$697,413	$187,662		$66,570	$2,064,378
Accumulation Units Outstanding	40,441	22,723		5,491	190,085
Accumulation Unit Value	$17.245	$8.259		$12.123	$10.860
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	TEMPLETON GROWTH VIP FUND - CLASS 2	VAN ECK VIP GLOBAL HARD ASSETS	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INCOME
ASSETS:
Investments in Underlying:
Investments, at Cost	$153,656	$259,918	$1,203,366	$715,664	$951,235
Shares Owned	11,301	8,689	53,203	26,797	43,376
Investments, at Fair Value	$150,523	$146,686	$1,187,467	$713,905	$920,454
Total Assets	150,523	146,686	1,187,467	713,905	920,454

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$150,523	$146,686	$1,187,467	$713,905	$920,454

Resource Variable Account B
Net Assets	$150,523
Accumulation Units Outstanding	9,842
Accumulation Unit Value	$15.294

Symetra True Variable Annuity
Net Assets		$146,686	$1,187,467	$713,905	$920,454
Accumulation Units Outstanding		22,302	86,068	39,161	59,894
Accumulation Unit Value		$6.577	$13.797	$18.230	$15.368

	Sub-Accounts
	VANGUARD EQUITY INDEX	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD MONEY MARKET
ASSETS:
Investments in Underlying:
Investments, at Cost	$441,976	$1,447,463	$206,006	$1,890,305	$386,552
Shares Owned	12,923	178,926	10,169	87,822	386,552
Investments, at Fair Value	$429,678	$1,358,042	$201,358	$1,823,185	$386,552
Total Assets	429,678	1,358,042	201,358	1,823,185	386,552

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$429,678	$1,358,042	$201,358	$1,823,185	$386,552

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$429,678	$1,358,042	$201,358	$1,823,185	$386,552
Accumulation Units Outstanding	26,917	119,121	15,305	112,497	39,316
Accumulation Unit Value	$15.963	$11.401	$13.156	$16.207	$9.832
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

	Sub-Accounts
	VANGUARD REIT INDEX	VANGUARD SHORT TERM INVESTMENT GRADE	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX
ASSETS:
Investments in Underlying:
Investments, at Cost	$881,434	$1,244,182	$164,147	$1,248,926	$568,563
Shares Owned	69,554	117,342	7,320	105,182	17,946
Investments, at Fair Value	$957,750	$1,237,959	$152,198	$1,240,100	$575,361
Total Assets	957,750	1,237,959	152,198	1,240,100	575,361

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$957,750	$1,237,959	$152,198	$1,240,100	$575,361

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$957,750	$1,237,959	$152,198	$1,240,100	$575,361
Accumulation Units Outstanding	68,379	118,786	9,611	120,157	36,202
Accumulation Unit Value	$14.006	$10.422	$15.835	$10.321	$15.893

	Sub-Accounts
	VIRTUS EQUITY TREND SERIES CLASS I1	VIRTUS MULTI-SECTOR FIXED INCOME SERIES I	VIRTUS REAL ESTATE SECURITIES SERIES I	VIRTUS SMALL-CAP GROWTH SERIES I	VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$16,683	$110,415	$42,013	$50,098	$28,181
Shares Owned	1,401	11,515	1,627	2,337	2,393
Investments, at Fair Value	$16,015	$100,642	$37,099	$44,160	$21,368
Total Assets	16,015	100,642	37,099	44,160	21,368

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$16,015	$100,642	$37,099	$44,160	$21,368

Resource Variable Account B
Net Assets					$21,368
Accumulation Units Outstanding					730
Accumulation Unit Value					$29.243

Symetra True Variable Annuity
Net Assets	$16,015	$100,642	$37,099	$44,160
Accumulation Units Outstanding	1,508	10,212	3,088	3,266
Accumulation Unit Value	$10.621	$9.856	$12.016	$13.519
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2015

Sub-Accounts
VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL
ASSETS:
Investments in Underlying:
Investments, at Cost	$91,622
Shares Owned	4,924
Investments, at Fair Value	$66,617
Total Assets	66,617

LIABILITIES:
Total Liabilities	—
NET ASSETS	$66,617

Resource Variable Account B
Net Assets	$66,617
Accumulation Units Outstanding	3,304
Accumulation Unit Value	$20.164

Symetra True Variable Annuity
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	AB SMALL CAP GROWTH CLASS A1	AB VPS REAL ESTATE INVESTMENT PORTFOLIO CLASS A1	AB VPS SMALL/MID CAP VALUE PORTFOLIO CLASS A1	ALPS/ALERIAN ENERGY INFRASTRUCTURE-CLASS I	AMERICAN CENTURY BALANCED
Investment Income
Dividend Income	$—	$2,045	$1,063	$2,031	$8,268
Mortality and Expense Risk Charge	(65)	(910)	(804)	(1,246)	(6,015)
Net Investment Income (Loss)	(65)	1,135	259	785	2,253
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	4,500	(5,842)	90	1,444	19,009
Realized Capital Gain Distributions Received	—	11,052	21,598	3,835	46,952
Net Change in Unrealized Appreciation/Depreciation	(3,200)	(7,755)	(30,443)	(98,064)	(85,782)
Net Gain (Loss) on Investments	1,300	(2,545)	(8,755)	(92,785)	(19,821)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$1,235	$(1,410)	$(8,496)	$(92,000)	$(17,568)

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY MID CAP VALUE	AMERICAN CENTURY VALUE	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND
Investment Income
Dividend Income	$1,895	$905	$4,439	$9,474	$8,160
Mortality and Expense Risk Charge	(6,368)	(371)	(2,570)	(2,556)	(5,776)
Net Investment Income (Loss)	(4,473)	534	1,869	6,918	2,384
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	5,726	11,256	29,907	566	8,085
Realized Capital Gain Distributions Received	—	2,446	—	—	198,584
Net Change in Unrealized Appreciation/Depreciation	(3,053)	(13,423)	(43,192)	(15,008)	(147,553)
Net Gain (Loss) on Investments	2,673	279	(13,285)	(14,442)	59,116
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(1,800)	$813	$(11,416)	$(7,524)	$61,500

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	AMERICAN FUNDS IS GROWTH-INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK CAPITAL APPRECIATION I	BLACKROCK GLOBAL ALLOCATION I
Investment Income
Dividend Income	$1,360	$19,254	$838	$—	$2,433
Mortality and Expense Risk Charge	(622)	(6,421)	(645)	(134)	(1,248)
Net Investment Income (Loss)	738	12,833	193	(134)	1,185
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	8,232	1,798	(4,587)	7	(9,475)
Realized Capital Gain Distributions Received	13,135	59,676	5,602	2,240	11,070
Net Change in Unrealized Appreciation/Depreciation	(18,214)	(131,360)	(3,899)	(1,248)	(6,834)
Net Gain (Loss) on Investments	3,153	(69,886)	(2,884)	999	(5,239)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$3,891	$(57,053)	$(2,691)	$865	$(4,054)

	Sub-Accounts
	BLACKROCK HIGH YIELD I	CALVERT RUSSELL 2000 SMALL CAP INDEX	COLUMBIA INCOME OPPORTUNITIES	COLUMBIA SMALL CAP VALUE	COLUMBIA VP MID CAP GROWTH FUND - CLASS 1[1]
Investment Income
Dividend Income	$14,577	$1	$5,530	$103	$—
Mortality and Expense Risk Charge	(1,713)	(8)	(360)	(123)	(490)
Net Investment Income (Loss)	12,864	(7)	5,170	(20)	(490)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(647)	2	(126)	(166)	13,528
Realized Capital Gain Distributions Received	1,937	20	530	839	—
Net Change in Unrealized Appreciation/Depreciation	(27,804)	13	(6,497)	(3,416)	(8,877)
Net Gain (Loss) on Investments	(26,514)	35	(6,093)	(2,743)	4,651
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(13,650)	$28	$(923)	$(2,763)	$4,161

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	COLUMBIA VP SELECT INTERNATIONAL EQUITY FUND - CLASS 1[1]	DELAWARE VIP EMERGING MARKETS	DELAWARE VIP INTL VALUE EQUITY	DELAWARE VIP SMALL CAP VALUE	DELAWARE VIP SMID CAP GROWTH
Investment Income
Dividend Income	$1,181	$3,975	$1,030	$750	$1,020
Mortality and Expense Risk Charge	(702)	(2,444)	(312)	(626)	(1,537)
Net Investment Income (Loss)	479	1,531	718	124	(517)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	147	(23,958)	153	(2,785)	5,975
Realized Capital Gain Distributions Received	—	9,332	—	10,908	21,881
Net Change in Unrealized Appreciation/Depreciation	4,427	(50,516)	(1,323)	(16,100)	(9,154)
Net Gain (Loss) on Investments	4,574	(65,142)	(1,170)	(7,977)	18,702
Net Increase (Decrease) in Net Assets
Resulting from Operations	$5,053	$(63,611)	$(452)	$(7,853)	$18,185

	Sub-Accounts
	DEUTSCHE ALTERNATIVE ASSET ALLOCATION VIP A	DEUTSCHE CROCI INTERNATIONAL VIP - CLASS A1	DEUTSCHE GLOBAL INCOME BUILDER VIP A	DFA VA GLOBAL BOND	DFA VA INTERNATIONAL SMALL PORTFOLIO
Investment Income
Dividend Income	$1,954	$111,713	$125,735	$6,901	$21,731
Mortality and Expense Risk Charge	(566)	(33,321)	(50,411)	(2,101)	(6,149)
Net Investment Income (Loss)	1,388	78,392	75,324	4,800	15,582
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(360)	(401,996)	6,587	593	827
Realized Capital Gain Distributions Received	144	—	106,228	1,836	33,616
Net Change in Unrealized Appreciation/Depreciation	(6,068)	161,782	(289,719)	(3,555)	(4,231)
Net Gain (Loss) on Investments	(6,284)	(240,214)	(176,904)	(1,126)	30,212
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(4,896)	$(161,822)	$(101,580)	$3,674	$45,794

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	DFA VA INTERNATIONAL VALUE PORTFOLIO	DFA VA SHORT TERM FIXED PORTFOLIO	DFA VA U.S. LARGE VALUE PORTFOLIO	DFA VA U.S. TARGETED VALUE	DREYFUS APPRECIATION
Investment Income
Dividend Income	$33,784	$4,910	$47,212	$20,158	$3,370
Mortality and Expense Risk Charge	(6,450)	(7,207)	(13,679)	(9,270)	(2,369)
Net Investment Income (Loss)	27,334	(2,297)	33,533	10,888	1,001
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(165)	86	76,232	17,138	25,452
Realized Capital Gain Distributions Received	—	1,501	104,975	104,592	10,634
Net Change in Unrealized Appreciation/Depreciation	(114,035)	(3,704)	(303,790)	(226,667)	(43,406)
Net Gain (Loss) on Investments	(114,200)	(2,117)	(122,583)	(104,937)	(7,320)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(86,866)	$(4,414)	$(89,050)	$(94,049)	$(6,319)

	Sub-Accounts
	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH
Investment Income
Dividend Income	$4,067	$4,057	$860	$6,335	$—
Mortality and Expense Risk Charge	(8,049)	(2,489)	(1,034)	(5,018)	(1,139)
Net Investment Income (Loss)	(3,982)	1,568	(174)	1,317	(1,139)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	72,216	3,000	2,190	36,044	1,262
Realized Capital Gain Distributions Received	106,167	—	10,792	11,282	9,199
Net Change in Unrealized Appreciation/Depreciation	(196,262)	(9,842)	(16,423)	(49,099)	(5,030)
Net Gain (Loss) on Investments	(17,879)	(6,842)	(3,441)	(1,773)	5,431
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(21,861)	$(5,274)	$(3,615)	$(456)	$4,292

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	EATON VANCE VT FLOATING-RATE INCOME FUND ADVISOR CLASS	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY CONTRAFUND	FIDELITY ENERGY
Investment Income
Dividend Income	$2,195	$15,832	$2,205	$17,559	$2,321
Mortality and Expense Risk Charge	(368)	(3,416)	(639)	(19,898)	(1,227)
Net Investment Income (Loss)	1,827	12,416	1,566	(2,339)	1,094
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(156)	1,844	5,479	251,055	(929)
Realized Capital Gain Distributions Received	—	—	236	172,996	6,377
Net Change in Unrealized Appreciation/Depreciation	(5,670)	(23,636)	(11,798)	(432,015)	(50,576)
Net Gain (Loss) on Investments	(5,826)	(21,792)	(6,083)	(7,964)	(45,128)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(3,999)	$(9,376)	$(4,517)	$(10,303)	$(44,034)

	Sub-Accounts
	FIDELITY EQUITY-INCOME	FIDELITY FINANCIAL SERVICES	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - SERVICE CLASS II1	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Investment Income
Dividend Income	$7,857	$372	$50	$1,626	$5,446
Mortality and Expense Risk Charge	(3,484)	(121)	(6,316)	(8,086)	(4,256)
Net Investment Income (Loss)	4,373	251	(6,266)	(6,460)	1,190
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	21,250	8	—	81,032	80,751
Realized Capital Gain Distributions Received	23,881	—	—	20,185	17,688
Net Change in Unrealized Appreciation/Depreciation	(64,632)	(2,634)	—	(58,721)	(110,929)
Net Gain (Loss) on Investments	(19,501)	(2,626)	—	42,496	(12,490)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(15,128)	$(2,375)	$(6,266)	$36,036	$(11,300)

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID CAP I	FIDELITY REAL ESTATE	FIDELITY STRATEGIC INCOME
Investment Income
Dividend Income	$562	$1,226	$637	$715	$4,138
Mortality and Expense Risk Charge	(3,895)	(268)	(757)	(380)	(613)
Net Investment Income (Loss)	(3,333)	958	(120)	335	3,525
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	42,145	(2)	(74)	1,782	(1,892)
Realized Capital Gain Distributions Received	30,695	28	14,532	1,012	329
Net Change in Unrealized Appreciation/Depreciation	(56,729)	(1,733)	(16,757)	(4,497)	(6,788)
Net Gain (Loss) on Investments	16,111	(1,707)	(2,299)	(1,703)	(8,351)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$12,778	$(749)	$(2,419)	$(1,368)	$(4,826)

	Sub-Accounts
	FIDELITY TECHNOLOGY	FRANKLIN INCOME VIP FUND - CLASS 1	FRANKLIN INCOME VIP FUND - CLASS 2	FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 1	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 1
Investment Income
Dividend Income	$32	$18,916	$13,891	$3,365	$2,383
Mortality and Expense Risk Charge	(156)	(2,275)	(3,592)	(784)	(426)
Net Investment Income (Loss)	(124)	16,641	10,299	2,581	1,957
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	608	(24,917)	6,184	2,786	95
Realized Capital Gain Distributions Received	1,167	—	—	6,206	4,799
Net Change in Unrealized Appreciation/Depreciation	(110)	(25,597)	(39,811)	(13,384)	(10,585)
Net Gain (Loss) on Investments	1,665	(50,514)	(33,627)	(4,392)	(5,691)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$1,541	$(33,873)	$(23,328)	$(1,811)	$(3,734)

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2	FRANKLIN RISING DIVIDENDS VIP FUND - CLASS 1	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2	FRANKLIN STRATEGIC INCOME VIP FUND - CLASS 1	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 1
Investment Income
Dividend Income	$7,718	$4,674	$—	$43,272	$193
Mortality and Expense Risk Charge	(3,138)	(1,676)	(5,581)	(4,136)	(41)
Net Investment Income (Loss)	4,580	2,998	(5,581)	39,136	152
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	49,725	(7,155)	20,658	(8,552)	(16)
Realized Capital Gain Distributions Received	17,030	29,088	107,239	11,102	—
Net Change in Unrealized Appreciation/Depreciation	(87,839)	(29,329)	(137,171)	(69,188)	(128)
Net Gain (Loss) on Investments	(21,084)	(7,396)	(9,274)	(66,638)	(144)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(16,504)	$(4,398)	$(14,855)	$(27,502)	$8

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2	GOLDMAN SACHS VIT STRATEGIC INCOME FUND	INVESCO AMERICAN FRANCHISE FUND I	INVESCO BALANCED-RISK ALLOCATION I	INVESCO COMSTOCK
Investment Income
Dividend Income	$8,867	$8,038	$—	$2,467	$6,513
Mortality and Expense Risk Charge	(4,380)	(1,726)	(3,026)	(354)	(1,962)
Net Investment Income (Loss)	4,487	6,312	(3,026)	2,113	4,551
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(3,304)	(90)	11,655	(47)	415
Realized Capital Gain Distributions Received	—	—	1,291	5,134	922
Net Change in Unrealized Appreciation/Depreciation	(3,696)	(13,205)	(643)	(11,534)	(23,440)
Net Gain (Loss) on Investments	(7,000)	(13,295)	12,303	(6,447)	(22,103)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(2,513)	$(6,983)	$9,277	$(4,334)	$(17,552)

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO MID CAP CORE EQUITY FUND	INVESCO MID CAP GROWTH FUND II
Investment Income
Dividend Income	$14,394	$10,435	$3,102	$38	$—
Mortality and Expense Risk Charge	(4,814)	(3,005)	(3,255)	(89)	(400)
Net Investment Income (Loss)	9,580	7,430	(153)	(51)	(400)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	46,486	13,784	32,331	818	10,557
Realized Capital Gain Distributions Received	—	—	—	1,014	2,496
Net Change in Unrealized Appreciation/Depreciation	(72,232)	(43,525)	(41,300)	(1,827)	(12,579)
Net Gain (Loss) on Investments	(25,746)	(29,741)	(8,969)	5	474
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(16,166)	$(22,311)	$(9,122)	$(46)	$74

	Sub-Accounts
	INVESCO SMALL CAP EQUITY I	JANUS ASPEN ENTERPRISE PORTFOLIO	JANUS ASPEN FLEXIBLE BOND	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO	JP MORGAN INSURANCE TRUST MID CAP VALUE I
Investment Income
Dividend Income	$—	$991	$12,190	$1,972	$8,086
Mortality and Expense Risk Charge	(356)	(907)	(2,639)	(960)	(6,579)
Net Investment Income (Loss)	(356)	84	9,551	1,012	1,507
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	2,741	15,545	(278)	140	72,637
Realized Capital Gain Distributions Received	11,409	13,166	2,443	15,213	61,785
Net Change in Unrealized Appreciation/Depreciation	(17,074)	(13,973)	(14,252)	(23,177)	(159,576)
Net Gain (Loss) on Investments	(2,924)	14,738	(12,087)	(7,824)	(25,154)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(3,280)	$14,822	$(2,536)	$(6,812)	$(23,647)

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MERGER VL	MFS GROWTH SERIES	MFS INTERNATIONAL GROWTH PORTFOLIO	MFS INTERNATIONAL VALUE PORTFOLIO
Investment Income
Dividend Income	$1,377	$541	$566	$843	$8,399
Mortality and Expense Risk Charge	(1,404)	(154)	(2,166)	(354)	(3,306)
Net Investment Income (Loss)	(27)	387	(1,600)	489	5,093
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	31,147	2	577	1,352	43,426
Realized Capital Gain Distributions Received	5,566	168	19,705	2,025	4,300
Net Change in Unrealized Appreciation/Depreciation	(39,308)	(942)	5,290	(2,453)	(16,786)
Net Gain (Loss) on Investments	(2,595)	(772)	25,572	924	30,940
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(2,622)	$(385)	$23,972	$1,413	$36,033

	Sub-Accounts
	MFS NEW DISCOVERY SERIES	MFS UTILITIES SERIES	PIMCO ALL ASSET INSTITUTIONAL CLASS	PIMCO COMMODITY REALRETURN STRAT. INSTITUTIONAL CLASS	PIMCO EMERGING MARKETS BOND INSTITUTIONAL CLASS
Investment Income
Dividend Income	$—	$30,473	$39,067	$5,507	$14,583
Mortality and Expense Risk Charge	(84)	(4,392)	(8,184)	(665)	(1,609)
Net Investment Income (Loss)	(84)	26,081	30,883	4,842	12,974
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,655)	28,710	(96,991)	(16,262)	(11,740)
Realized Capital Gain Distributions Received	446	50,325	—	—	1,108
Net Change in Unrealized Appreciation/Depreciation	654	(217,628)	(56,565)	(20,683)	(5,745)
Net Gain (Loss) on Investments	(555)	(138,593)	(153,556)	(36,945)	(16,377)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(639)	$(112,512)	$(122,673)	$(32,103)	$(3,403)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	PIMCO GLOBAL BOND (UNHEDGED) INSTITUTIONAL CLASS	PIMCO GLOBAL DIVIDEND PORTFOLIO INSTITUTIONAL CLASS[1]	PIMCO LOW DURATION INSTITUTIONAL CLASS	PIMCO REAL RETURN INSTITUTIONAL CLASS	PIMCO TOTAL RETURN INSTITUTIONAL CLASS
Investment Income
Dividend Income	$4,783	$181	$7,845	$10,760	$73,927
Mortality and Expense Risk Charge	(1,426)	(20)	(1,596)	(1,633)	(8,349)
Net Investment Income (Loss)	3,357	161	6,249	9,127	65,578
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(15,712)	—	(3,198)	(8,954)	10,896
Realized Capital Gain Distributions Received	—	321	—	—	15,795
Net Change in Unrealized Appreciation/Depreciation	1,796	(792)	(2,837)	(7,187)	(90,728)
Net Gain (Loss) on Investments	(13,916)	(471)	(6,035)	(16,141)	(64,037)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(10,559)	$(310)	$214	$(7,014)	$1,541

	Sub-Accounts
	PIMCO UNCONSTRAINED BOND INSTITUTIONAL CLASS	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Investment Income
Dividend Income	$15,331	$88,055	$1,836	$1,796	$297,633
Mortality and Expense Risk Charge	(2,594)	(36,693)	(555)	(1,209)	(344,473)
Net Investment Income (Loss)	12,737	51,362	1,281	587	(46,840)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	479	10,775	(232)	1,988	53,539
Realized Capital Gain Distributions Received	107	26,700	6,854	3,488	7,244,393
Net Change in Unrealized Appreciation/Depreciation	(21,787)	(113,137)	(13,531)	(7,058)	(7,629,333)
Net Gain (Loss) on Investments	(21,201)	(75,662)	(6,909)	(1,582)	(331,401)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(8,464)	$(24,300)	$(5,628)	$(995)	$(378,241)

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER SELECT MID CAP GROWTH VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II
Investment Income
Dividend Income	$6,018	$27,014	$—	$6,122	$6,574
Mortality and Expense Risk Charge	(1,680)	(42,502)	(252,500)	(1,138)	(2,781)
Net Investment Income (Loss)	4,338	(15,488)	(252,500)	4,984	3,793
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(17,152)	8,555	212,424	(9,889)	(6,887)
Realized Capital Gain Distributions Received	5,034	382,472	2,228,608	1,119	1,258
Net Change in Unrealized Appreciation/Depreciation	2,846	(627,323)	(2,069,453)	2,765	(2,791)
Net Gain (Loss) on Investments	(9,272)	(236,296)	371,579	(6,005)	(8,420)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(4,934)	$(251,784)	$119,079	$(1,021)	$(4,627)

	Sub-Accounts
	ROYCE CAPITAL MICRO-CAP	ROYCE CAPITAL SMALL-CAP	SEI VP BALANCED STRATEGY FUND - CLASS II SHARES	SEI VP DEFENSIVE STRATEGY FUND - CLASS II SHARES	SEI VP MARKET GROWTH STRATEGY FUND - CLASS II SHARES
Investment Income
Dividend Income	$—	$1,238	$988	$4,129	$242
Mortality and Expense Risk Charge	(159)	(1,031)	(203)	(1,035)	(32)
Net Investment Income (Loss)	(159)	207	785	3,094	210
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1)	(3,618)	(12)	(2)	—
Realized Capital Gain Distributions Received	1,512	35,606	323	—	—
Net Change in Unrealized Appreciation/Depreciation	(5,004)	(43,494)	(3,469)	(7,365)	(674)
Net Gain (Loss) on Investments	(3,493)	(11,506)	(3,158)	(7,367)	(674)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(3,652)	$(11,299)	$(2,373)	$(4,273)	$(464)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	SEI VP MODERATE STRATEGY FUND - CLASS II SHARES[1]	SENTINEL VP BOND	SENTINEL VP COMMON STOCK	T. ROWE PRICE BLUE CHIP GROWTH	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Investment Income
Dividend Income	$—	$2,574	$4,425	$—	$7,687
Mortality and Expense Risk Charge	(1)	(421)	(1,011)	(4,315)	(2,266)
Net Investment Income (Loss)	(1)	2,153	3,414	(4,315)	5,421
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	33	(16)	(7,922)	96,589	612
Realized Capital Gain Distributions Received	—	—	16,082	—	10,459
Net Change in Unrealized Appreciation/Depreciation	—	(3,485)	(7,030)	(3,708)	(37,461)
Net Gain (Loss) on Investments	33	(3,501)	1,130	92,881	(26,390)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$32	$(1,348)	$4,544	$88,566	$(20,969)

	Sub-Accounts
	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 1	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2
Investment Income
Dividend Income	$—	$1,836	$—	$5,336	$4,262
Mortality and Expense Risk Charge	(8,443)	(1,182)	(4,191)	(1,447)	(2,593)
Net Investment Income (Loss)	(8,443)	654	(4,191)	3,889	1,669
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	109,377	250	7,515	(11,823)	3,859
Realized Capital Gain Distributions Received	101,522	3,672	68,107	29,382	27,144
Net Change in Unrealized Appreciation/Depreciation	(35,213)	(7,157)	(10,983)	(68,255)	(77,934)
Net Gain (Loss) on Investments	175,686	(3,235)	64,639	(50,696)	(46,931)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$167,243	$(2,581)	$60,448	$(46,807)	$(45,262)

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	TEMPLETON FOREIGN VIP FUND - CLASS 1	TEMPLETON GLOBAL BOND VIP FUND - CLASS 1	TEMPLETON GROWTH VIP FUND - CLASS 2	VAN ECK VIP GLOBAL HARD ASSETS	VAN ECK VIP MULTI MANAGER ALTERNATIVE[1]
Investment Income
Dividend Income	$2,580	$131,977	$4,203	$82	$—
Mortality and Expense Risk Charge	(441)	(11,096)	(2,027)	(1,486)	(136)
Net Investment Income (Loss)	2,139	120,881	2,176	(1,404)	(136)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(137)	(34,279)	1,268	(30,208)	(2,105)
Realized Capital Gain Distributions Received	2,419	8,309	—	—	3,498
Net Change in Unrealized Appreciation/Depreciation	(9,607)	(178,584)	(15,819)	(60,156)	(1,386)
Net Gain (Loss) on Investments	(7,325)	(204,554)	(14,551)	(90,364)	7
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(5,186)	$(83,673)	$(12,375)	$(91,768)	$(129)

	Sub-Accounts
	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INCOME	VANGUARD EQUITY INDEX	VANGUARD HIGH YIELD BOND
Investment Income
Dividend Income	$39,742	$9,057	$28,764	$10,131	$77,751
Mortality and Expense Risk Charge	(8,590)	(4,742)	(5,815)	(2,876)	(8,441)
Net Investment Income (Loss)	31,152	4,315	22,949	7,255	69,310
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	17,087	78,231	4,973	34,783	(5,671)
Realized Capital Gain Distributions Received	78,647	27,382	66,795	18,553	2,390
Net Change in Unrealized Appreciation/Depreciation	(136,425)	(92,554)	(89,766)	(58,678)	(96,455)
Net Gain (Loss) on Investments	(40,691)	13,059	(17,998)	(5,342)	(99,736)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(9,539)	$17,374	$4,951	$1,913	$(30,426)

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD MONEY MARKET	VANGUARD REIT INDEX	VANGUARD SHORT TERM INVESTMENT GRADE
Investment Income
Dividend Income	$2,419	$24,002	$646	$15,334	$25,243
Mortality and Expense Risk Charge	(723)	(11,974)	(2,608)	(5,477)	(7,956)
Net Investment Income (Loss)	1,696	12,028	(1,962)	9,857	17,287
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	13,570	11,038	—	17,490	(764)
Realized Capital Gain Distributions Received	1,987	107,563	—	29,019	256
Net Change in Unrealized Appreciation/Depreciation	(11,769)	(175,619)	—	(38,214)	(9,330)
Net Gain (Loss) on Investments	3,788	(57,018)	—	8,295	(9,838)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$5,484	$(44,990)	$(1,962)	$18,152	$7,449

	Sub-Accounts
	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	VIRTUS EQUITY TREND SERIES CLASS I1	VIRTUS INTERNATIONAL SERIES I1
Investment Income
Dividend Income	$507	$22,796	$6,736	$—	$—
Mortality and Expense Risk Charge	(994)	(6,687)	(3,307)	(99)	(1)
Net Investment Income (Loss)	(487)	16,109	3,429	(99)	(1)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(3,661)	(1,082)	21,514	1	19
Realized Capital Gain Distributions Received	16,104	4,274	17,111	—	—
Net Change in Unrealized Appreciation/Depreciation	(23,539)	(24,532)	(40,676)	(1,566)	—
Net Gain (Loss) on Investments	(11,096)	(21,340)	(2,051)	(1,565)	19
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(11,583)	$(5,231)	$1,378	$(1,664)	$18

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2015

	Sub-Accounts
	VIRTUS MULTI-SECTOR FIXED INCOME SERIES I	VIRTUS REAL ESTATE SECURITIES SERIES I	VIRTUS SMALL-CAP GROWTH SERIES I	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]	VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO[1]
Investment Income
Dividend Income	$4,568	$475	$—	$961	$294
Mortality and Expense Risk Charge	(644)	(122)	(670)	(133)	(22)
Net Investment Income (Loss)	3,924	353	(670)	828	272
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(348)	(2,678)	(5,036)	(198)	(14,046)
Realized Capital Gain Distributions Received	—	6,070	6,613	—	—
Net Change in Unrealized Appreciation/Depreciation	(4,800)	(4,502)	(3,632)	13,405	(6,813)
Net Gain (Loss) on Investments	(5,148)	(1,110)	(2,055)	13,207	(20,859)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(1,224)	$(757)	$(2,725)	$14,035	$(20,587)

	Sub-Accounts
	VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]	VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL[1]
Investment Income
Dividend Income	$1,141	$—	$—
Mortality and Expense Risk Charge	(964)	—	—
Net Investment Income (Loss)	177	—	—
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,319)	—	—
Realized Capital Gain Distributions Received	4,966	—	—
Net Change in Unrealized Appreciation/Depreciation	(17,196)	—	—
Net Gain (Loss) on Investments	(13,549)	—	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(13,372)	$—	$—

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	AB SMALL CAP GROWTH CLASS A1	AB VPS REAL ESTATE INVESTMENT PORTFOLIO CLASS A1	AB VPS SMALL/MID CAP VALUE PORTFOLIO CLASS A1	ALPS/ALERIAN ENERGY INFRASTRUCTURE-CLASS I	AMERICAN CENTURY BALANCED
Net Assets at January 1, 2014	$31,409	$134,380	$120,292	$16,777	$543,633
Increase in Net Assets from Operations
Net Investment Income (Loss)	(185)	2,876	126	1,648	1,456
Net Realized Gains (Losses)	2,764	26,048	14,840	2,192	63,754
Net Change in Unrealized Appreciation/Depreciation	(3,334)	(893)	(4,705)	(9,238)	(22,613)
Net Increase (Decrease) in Net Assets Resulting from Operations	(755)	28,031	10,261	(5,398)	42,597

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	10,568
Symetra True Variable Annuity	—	47,397	11	242,918	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	(85,131)
Symetra True Variable Annuity	—	(35,981)	(1,533)	(6,631)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(59)	—	—
Increase (Decrease) from Contract Transactions	—	11,416	(1,581)	236,287	(74,563)
Total Increase (Decrease) in Net Assets	(755)	39,447	8,680	230,889	(31,966)

Net Assets at December 31, 2014	30,654	173,827	128,972	247,666	511,667

Increase in Net Assets from Operations
Net Investment Income (Loss)	(65)	1,135	259	785	2,253
Net Realized Gains (Losses)	4,500	5,210	21,688	5,279	65,961
Net Change in Unrealized Appreciation/Depreciation	(3,200)	(7,755)	(30,443)	(98,064)	(85,782)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,235	(1,410)	(8,496)	(92,000)	(17,568)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	11,338
Symetra True Variable Annuity	—	134,471	7,591	10,484	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	(83,891)
Symetra True Variable Annuity	(31,889)	(178,238)	—	(17,363)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(71)	—	—
Increase (Decrease) from Contract Transactions	(31,889)	(43,767)	7,520	(6,879)	(72,553)
Total Increase (Decrease) in Net Assets	(30,654)	(45,177)	(976)	(98,879)	(90,121)

Net Assets at December 31, 2015	$—	$128,650	$127,996	$148,787	$421,546
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY MID CAP VALUE	AMERICAN CENTURY VALUE	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND
Net Assets at January 1, 2014	$552,939	$39,124	$215,729	$394,213	$140,206
Increase in Net Assets from Operations
Net Investment Income (Loss)	2,448	256	637	13,109	6,576
Net Realized Gains (Losses)	(1,736)	2,796	25,099	295	8,501
Net Change in Unrealized Appreciation/Depreciation	(36,340)	3,261	(1,779)	7,829	32,652
Net Increase (Decrease) in Net Assets Resulting from Operations	(35,628)	6,313	23,957	21,233	47,729

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	51,710	—	7,612	—	—
Symetra True Variable Annuity	—	1,226	—	1,650	784,774
Contract Terminations, Transfers Out
Resource Variable Account B	(63,460)	—	(46,187)	—	—
Symetra True Variable Annuity	—	—	(3,596)	—	(244)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(11,750)	1,226	(42,171)	1,650	784,530
Total Increase (Decrease) in Net Assets	(47,378)	7,539	(18,214)	22,883	832,259

Net Assets at December 31, 2014	505,561	46,663	197,515	417,096	972,465

Increase in Net Assets from Operations
Net Investment Income (Loss)	(4,473)	534	1,869	6,918	2,384
Net Realized Gains (Losses)	5,726	13,702	29,907	566	206,669
Net Change in Unrealized Appreciation/Depreciation	(3,053)	(13,423)	(43,192)	(15,008)	(147,553)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,800)	813	(11,416)	(7,524)	61,500

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	44,090	—	37,172	—	—
Symetra True Variable Annuity	—	71,557	—	11,145	6,173
Contract Terminations, Transfers Out
Resource Variable Account B	(75,509)	—	(62,060)	—	—
Symetra True Variable Annuity	—	(65,062)	—	(2,309)	(93,432)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(31,419)	6,495	(24,888)	8,836	(87,259)
Total Increase (Decrease) in Net Assets	(33,219)	7,308	(36,304)	1,312	(25,759)

Net Assets at December 31, 2015	$472,342	$53,971	$161,211	$418,408	$946,706

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	AMERICAN FUNDS IS GROWTH-INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK CAPITAL APPRECIATION I	BLACKROCK GLOBAL ALLOCATION I
Net Assets at January 1, 2014	$85,899	$129,848	$87,150	$2,358	$133,016
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,555	10,540	1,019	(29)	2,860
Net Realized Gains (Losses)	5,152	399	10,003	1,254	23,167
Net Change in Unrealized Appreciation/Depreciation	6,475	(60,840)	(20,925)	(660)	(22,531)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,182	(49,901)	(9,903)	565	3,496

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	61,939	908,507	49,110	4,999	153,179
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(367)	(1,309)	—	(102,412)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	61,939	908,140	47,801	4,999	50,767
Total Increase (Decrease) in Net Assets	75,121	858,239	37,898	5,564	54,263

Net Assets at December 31, 2014	161,020	988,087	125,048	7,922	187,279

Increase in Net Assets from Operations
Net Investment Income (Loss)	738	12,833	193	(134)	1,185
Net Realized Gains (Losses)	21,367	61,474	1,015	2,247	1,595
Net Change in Unrealized Appreciation/Depreciation	(18,214)	(131,360)	(3,899)	(1,248)	(6,834)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,891	(57,053)	(2,691)	865	(4,054)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	917	113,444	2,700	18,569	104,790
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(81,042)	(11,961)	(26,734)	—	(82,630)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(80,125)	101,483	(24,034)	18,569	22,160
Total Increase (Decrease) in Net Assets	(76,234)	44,430	(26,725)	19,434	18,106

Net Assets at December 31, 2015	$84,786	$1,032,517	$98,323	$27,356	$205,385

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	BLACKROCK HIGH YIELD I	CALVERT EAFE INTERNATIONAL INDEX[1]	CALVERT RUSSELL 2000 SMALL CAP INDEX	COLUMBIA INCOME OPPORTUNITIES	COLUMBIA SMALL CAP VALUE
Net Assets at January 1, 2014	$132,037	$1,399,183	$1,443,385	$73,909	$2,887
Increase in Net Assets from Operations
Net Investment Income (Loss)	11,492	(1,181)	(973)	(441)	(12)
Net Realized Gains (Losses)	1,858	(100,559)	(3,256)	(1,512)	361
Net Change in Unrealized Appreciation/Depreciation	(12,172)	9,838	(39,723)	4,677	535
Net Increase (Decrease) in Net Assets Resulting from Operations	1,178	(91,902)	(43,952)	2,724	884

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	184,126	2,061,416	—	—	9,120
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(81,293)	(3,368,697)	(1,397,313)	(17,331)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(6)	—	—	—	—
Increase (Decrease) from Contract Transactions	102,827	(1,307,281)	(1,397,313)	(17,331)	9,120
Total Increase (Decrease) in Net Assets	104,005	(1,399,183)	(1,441,265)	(14,607)	10,004

Net Assets at December 31, 2014	236,042	—	2,120	59,302	12,891

Increase in Net Assets from Operations
Net Investment Income (Loss)	12,864	—	(7)	5,170	(20)
Net Realized Gains (Losses)	1,290	—	22	404	673
Net Change in Unrealized Appreciation/Depreciation	(27,804)	—	13	(6,497)	(3,416)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,650)	—	28	(923)	(2,763)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	87,913	—	—	—	40,222
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(23,681)	—	(1,481)	(582)	(8,117)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(4)	—	—	—	—
Increase (Decrease) from Contract Transactions	64,228	—	(1,481)	(582)	32,105
Total Increase (Decrease) in Net Assets	50,578	—	(1,453)	(1,505)	29,342

Net Assets at December 31, 2015	$286,620	$—	$667	$57,797	$42,233
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	COLUMBIA VP MID CAP GROWTH FUND - CLASS 1[1]	COLUMBIA VP SELECT INTERNATIONAL EQUITY FUND - CLASS 1[1]	DELAWARE VIP EMERGING MARKETS	DELAWARE VIP INTL VALUE EQUITY	DELAWARE VIP SMALL CAP VALUE
Net Assets at January 1, 2014	$67,024	$118,111	$438,456	$40,251	$97,838
Increase in Net Assets from Operations
Net Investment Income (Loss)	(410)	1,410	8,765	410	(24)
Net Realized Gains (Losses)	78	91	174,217	60	19,420
Net Change in Unrealized Appreciation/Depreciation	4,871	(12,359)	(48,718)	(5,325)	(14,886)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,539	(10,858)	134,264	(4,855)	4,510

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	1	1,919	1,862,725	15,015	69,173
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(2,971)	(1,964,744)	—	(68,179)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(92)	—	—
Increase (Decrease) from Contract Transactions	1	(1,052)	(102,111)	15,015	994
Total Increase (Decrease) in Net Assets	4,540	(11,910)	32,153	10,160	5,504

Net Assets at December 31, 2014	71,564	106,201	470,609	50,411	103,342

Increase in Net Assets from Operations
Net Investment Income (Loss)	(490)	479	1,531	718	124
Net Realized Gains (Losses)	13,528	147	(14,626)	153	8,123
Net Change in Unrealized Appreciation/Depreciation	(8,877)	4,427	(50,516)	(1,323)	(16,100)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,161	5,053	(63,611)	(452)	(7,853)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	44,296	3,496	84,260	—	48,198
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(44,890)	(499)	(193,433)	(14,498)	(32,744)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(93)	—	—
Increase (Decrease) from Contract Transactions	(594)	2,997	(109,266)	(14,498)	15,454
Total Increase (Decrease) in Net Assets	3,567	8,050	(172,877)	(14,950)	7,601

Net Assets at December 31, 2015	$75,131	$114,251	$297,732	$35,461	$110,943
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	DELAWARE VIP SMID CAP GROWTH	DEUTSCHE ALTERNATIVE ASSET ALLOCATION VIP A	DEUTSCHE CROCI INTERNATIONAL VIP - CLASS A1	DEUTSCHE GLOBAL INCOME BUILDER VIP A	DFA VA GLOBAL BOND
Net Assets at January 1, 2014	$158,557	$37,916	$3,628,978	$4,606,492	$176,074
Increase in Net Assets from Operations
Net Investment Income (Loss)	(879)	460	16,713	82,449	3,846
Net Realized Gains (Losses)	23,403	243	(207,813)	492,192	386
Net Change in Unrealized Appreciation/Depreciation	(18,542)	705	(241,903)	(459,478)	390
Net Increase (Decrease) in Net Assets Resulting from Operations	3,982	1,408	(433,003)	115,163	4,622

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	66,492	60,062	—
Symetra True Variable Annuity	44,614	27,032	—	—	105,669
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(450,705)	(600,020)	—
Symetra True Variable Annuity	(44,831)	—	—	—	(6,409)
Contract Maintenance Charges
Resource Variable Account B	—	—	(270)	(1,171)	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(217)	27,032	(384,483)	(541,129)	99,260
Total Increase (Decrease) in Net Assets	3,765	28,440	(817,486)	(425,966)	103,882

Net Assets at December 31, 2014	162,322	66,356	2,811,492	4,180,526	279,956

Increase in Net Assets from Operations
Net Investment Income (Loss)	(517)	1,388	78,392	75,324	4,800
Net Realized Gains (Losses)	27,856	(216)	(401,996)	112,815	2,429
Net Change in Unrealized Appreciation/Depreciation	(9,154)	(6,068)	161,782	(289,719)	(3,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,185	(4,896)	(161,822)	(101,580)	3,674

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	108,676	177,162	—
Symetra True Variable Annuity	94,103	142,299	—	—	253,308
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(522,120)	(586,737)	—
Symetra True Variable Annuity	(36,213)	(27,609)	—	—	(97,286)
Contract Maintenance Charges
Resource Variable Account B	—	—	(1,124)	(780)	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	57,890	114,690	(414,568)	(410,355)	156,022
Total Increase (Decrease) in Net Assets	76,075	109,794	(576,390)	(511,935)	159,696

Net Assets at December 31, 2015	$238,397	$176,150	$2,235,102	$3,668,591	$439,652
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	DFA VA INTERNATIONAL SMALL PORTFOLIO	DFA VA INTERNATIONAL VALUE PORTFOLIO	DFA VA SHORT TERM FIXED PORTFOLIO	DFA VA U.S. LARGE VALUE PORTFOLIO	DFA VA U.S. TARGETED VALUE
Net Assets at January 1, 2014	$216,158	$443,779	$732,783	$1,063,151	$396,137
Increase in Net Assets from Operations
Net Investment Income (Loss)	16,192	37,999	(3,636)	28,922	8,246
Net Realized Gains (Losses)	27,627	12,918	510	69,087	89,767
Net Change in Unrealized Appreciation/Depreciation	(151,539)	(172,622)	(262)	15,077	(90,279)
Net Increase (Decrease) in Net Assets Resulting from Operations	(107,720)	(121,705)	(3,388)	113,086	7,734

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	891,866	816,887	137,243	1,245,345	1,152,953
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(98,435)	(105,771)	(212,941)	(154,080)	(40,695)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(123)	(60)
Increase (Decrease) from Contract Transactions	793,431	711,116	(75,698)	1,091,142	1,112,198
Total Increase (Decrease) in Net Assets	685,711	589,411	(79,086)	1,204,228	1,119,932

Net Assets at December 31, 2014	901,869	1,033,190	653,697	2,267,379	1,516,069

Increase in Net Assets from Operations
Net Investment Income (Loss)	15,582	27,334	(2,297)	33,533	10,888
Net Realized Gains (Losses)	34,443	(165)	1,587	181,207	121,730
Net Change in Unrealized Appreciation/Depreciation	(4,231)	(114,035)	(3,704)	(303,790)	(226,667)
Net Increase (Decrease) in Net Assets Resulting from Operations	45,794	(86,866)	(4,414)	(89,050)	(94,049)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	176,801	145,843	1,033,125	685,726	128,809
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(78,530)	(59,387)	(76,533)	(651,363)	(69,786)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(90)	(18)
Increase (Decrease) from Contract Transactions	98,271	86,456	956,592	34,273	59,005
Total Increase (Decrease) in Net Assets	144,065	(410)	952,178	(54,777)	(35,044)

Net Assets at December 31, 2015	$1,045,934	$1,032,780	$1,605,875	$2,212,602	$1,481,025

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX
Net Assets at January 1, 2014	$241,095	$672,200	$250,163	$121,504	$498,653
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,655	(1,744)	2,126	(65)	1,036
Net Realized Gains (Losses)	12,636	24,730	7,949	24,246	81,676
Net Change in Unrealized Appreciation/Depreciation	1,713	46,522	(1,569)	(10,330)	(31,359)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,004	69,508	8,506	13,851	51,353

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	1,563	11,922	8,130	6,471	29,459
Symetra True Variable Annuity	101	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	(22,917)	(69,919)	(53,472)	(54,065)	(141,253)
Symetra True Variable Annuity	(5,846)	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	115	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(27,099)	(57,997)	(45,227)	(47,594)	(111,794)
Total Increase (Decrease) in Net Assets	(11,095)	11,511	(36,721)	(33,743)	(60,441)

Net Assets at December 31, 2014	230,000	683,711	213,442	87,761	438,212

Increase in Net Assets from Operations
Net Investment Income (Loss)	1,001	(3,982)	1,568	(174)	1,317
Net Realized Gains (Losses)	36,086	178,383	3,000	12,982	47,326
Net Change in Unrealized Appreciation/Depreciation	(43,406)	(196,262)	(9,842)	(16,423)	(49,099)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,319)	(21,861)	(5,274)	(3,615)	(456)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	1,926	7,635	1,633	361	51,759
Symetra True Variable Annuity	—	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	(50,775)	(182,437)	(41,607)	(6,575)	(74,792)
Symetra True Variable Annuity	(28,565)	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(77,414)	(174,802)	(39,974)	(6,214)	(23,033)
Total Increase (Decrease) in Net Assets	(83,733)	(196,663)	(45,248)	(9,829)	(23,489)

Net Assets at December 31, 2015	$146,267	$487,048	$168,194	$77,932	$414,723

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	DREYFUS TECHNOLOGY GROWTH	EATON VANCE VT FLOATING-RATE INCOME FUND ADVISOR CLASS	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY CONTRAFUND
Net Assets at January 1, 2014	$85,939	$—	$311,346	$134,070	$1,956,736
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,082)	390	14,755	2,836	(2,324)
Net Realized Gains (Losses)	5,623	(1)	257	20,193	151,377
Net Change in Unrealized Appreciation/Depreciation	159	(476)	(10,773)	(18,546)	54,729
Net Increase (Decrease) in Net Assets Resulting from Operations	4,700	(87)	4,239	4,483	203,782

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	3,149	94	52,707
Symetra True Variable Annuity	—	21,103	—	—	118,596
Contract Terminations, Transfers Out
Resource Variable Account B	(1,762)	—	(37,050)	(68,448)	(175,818)
Symetra True Variable Annuity	—	—	—	—	(160,157)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	(59)
Increase (Decrease) from Contract Transactions	(1,762)	21,103	(33,901)	(68,354)	(164,731)
Total Increase (Decrease) in Net Assets	2,938	21,016	(29,662)	(63,871)	39,051

Net Assets at December 31, 2014	88,877	21,016	281,684	70,199	1,995,787

Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,139)	1,827	12,416	1,566	(2,339)
Net Realized Gains (Losses)	10,461	(156)	1,844	5,715	424,051
Net Change in Unrealized Appreciation/Depreciation	(5,030)	(5,670)	(23,636)	(11,798)	(432,015)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,292	(3,999)	(9,376)	(4,517)	(10,303)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	1,795	1,618	176,739
Symetra True Variable Annuity	—	145,315	—	—	52,973
Contract Terminations, Transfers Out
Resource Variable Account B	(2,151)	—	(27,901)	(21,234)	(536,355)
Symetra True Variable Annuity	—	(5,500)	—	—	(32,976)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	(71)
Increase (Decrease) from Contract Transactions	(2,151)	139,815	(26,106)	(19,616)	(339,690)
Total Increase (Decrease) in Net Assets	2,141	135,816	(35,482)	(24,133)	(349,993)

Net Assets at December 31, 2015	$91,018	$156,832	$246,202	$46,066	$1,645,794
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	FIDELITY ENERGY	FIDELITY EQUITY-INCOME	FIDELITY FINANCIAL SERVICES	FIDELITY GOVERNMENT MONEY MARKET PORTFOLIO - SERVICE CLASS II1	FIDELITY GROWTH
Net Assets at January 1, 2014	$250,019	$279,043	$59,458	$759,006	$657,542
Increase in Net Assets from Operations
Net Investment Income (Loss)	508	4,119	(280)	(8,630)	(7,146)
Net Realized Gains (Losses)	8,993	24,051	7,405	—	33,567
Net Change in Unrealized Appreciation/Depreciation	(38,249)	(8,659)	(3,514)	—	36,454
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,748)	19,511	3,611	(8,630)	62,875

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	7,980	—	75,963	5,855
Symetra True Variable Annuity	29,104	—	3,376	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	(41,072)	—	(227,909)	(69,918)
Symetra True Variable Annuity	(35,661)	—	(62,710)	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	(811)	—
Symetra True Variable Annuity	(12)	—	—	—	—
Increase (Decrease) from Contract Transactions	(6,569)	(33,092)	(59,334)	(152,757)	(64,063)
Total Increase (Decrease) in Net Assets	(35,317)	(13,581)	(55,723)	(161,387)	(1,188)

Net Assets at December 31, 2014	214,702	265,462	3,735	597,619	656,354

Increase in Net Assets from Operations
Net Investment Income (Loss)	1,094	4,373	251	(6,266)	(6,460)
Net Realized Gains (Losses)	5,448	45,131	8	—	101,217
Net Change in Unrealized Appreciation/Depreciation	(50,576)	(64,632)	(2,634)	—	(58,721)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,034)	(15,128)	(2,375)	(6,266)	36,036

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	41,976	—	231,518	1,243
Symetra True Variable Annuity	3,143	—	31,984	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	(59,211)	—	(245,728)	(166,660)
Symetra True Variable Annuity	(12,303)	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	(279)	—
Symetra True Variable Annuity	(7)	—	—	—	—
Increase (Decrease) from Contract Transactions	(9,167)	(17,235)	31,984	(14,489)	(165,417)
Total Increase (Decrease) in Net Assets	(53,201)	(32,363)	29,609	(20,755)	(129,381)

Net Assets at December 31, 2015	$161,501	$233,099	$33,344	$576,864	$526,973
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID CAP I	FIDELITY REAL ESTATE
Net Assets at January 1, 2014	$521,683	$307,122	$2,423	$100,759	$45,439
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,749	(3,130)	730	(462)	828
Net Realized Gains (Losses)	24,073	16,479	6	13,334	2,902
Net Change in Unrealized Appreciation/Depreciation	17,204	17,667	(443)	(5,399)	14,321
Net Increase (Decrease) in Net Assets Resulting from Operations	43,026	31,016	293	7,473	18,051

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	1,506	11,932	—	—	—
Symetra True Variable Annuity	—	—	33,579	91,398	30,508
Contract Terminations, Transfers Out
Resource Variable Account B	(117,666)	(37,232)	—	—	—
Symetra True Variable Annuity	—	—	(196)	(76,002)	(19,173)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(116,160)	(25,300)	33,383	15,396	11,335
Total Increase (Decrease) in Net Assets	(73,134)	5,716	33,676	22,869	29,386

Net Assets at December 31, 2014	448,549	312,838	36,099	123,628	74,825

Increase in Net Assets from Operations
Net Investment Income (Loss)	1,190	(3,333)	958	(120)	335
Net Realized Gains (Losses)	98,439	72,840	26	14,458	2,794
Net Change in Unrealized Appreciation/Depreciation	(110,929)	(56,729)	(1,733)	(16,757)	(4,497)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,300)	12,778	(749)	(2,419)	(1,368)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	13,283	67,312	—	—	—
Symetra True Variable Annuity	—	—	11,607	237	350
Contract Terminations, Transfers Out
Resource Variable Account B	(205,525)	(86,090)	—	—	—
Symetra True Variable Annuity	—	—	(303)	(524)	(36,428)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(192,242)	(18,778)	11,304	(287)	(36,078)
Total Increase (Decrease) in Net Assets	(203,542)	(6,000)	10,555	(2,706)	(37,446)

Net Assets at December 31, 2015	$245,007	$306,838	$46,654	$120,922	$37,379

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	FIDELITY STRATEGIC INCOME	FIDELITY TECHNOLOGY	FRANKLIN INCOME VIP FUND - CLASS 1	FRANKLIN INCOME VIP FUND - CLASS 2	FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 1
Net Assets at January 1, 2014	$23,033	$149,217	$183,917	$318,618	$155,369
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,796	(452)	21,471	11,907	2,987
Net Realized Gains (Losses)	673	25,401	4,140	6,224	15,574
Net Change in Unrealized Appreciation/Depreciation	(1,413)	(10,473)	(22,963)	(7,514)	(10,757)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,056	14,476	2,648	10,617	7,804

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	1,402	—
Symetra True Variable Annuity	66,536	33,480	410,903	—	42,481
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(19,222)	—
Symetra True Variable Annuity	(16,077)	(144,799)	(256,439)	—	(43,289)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	50,459	(111,319)	154,464	(17,820)	(808)
Total Increase (Decrease) in Net Assets	51,515	(96,843)	157,112	(7,203)	6,996

Net Assets at December 31, 2014	74,548	52,374	341,029	311,415	162,365

Increase in Net Assets from Operations
Net Investment Income (Loss)	3,525	(124)	16,641	10,299	2,581
Net Realized Gains (Losses)	(1,563)	1,775	(24,917)	6,184	8,992
Net Change in Unrealized Appreciation/Depreciation	(6,788)	(110)	(25,597)	(39,811)	(13,384)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,826)	1,541	(33,873)	(23,328)	(1,811)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	2,306	—
Symetra True Variable Annuity	134,668	—	218,745	—	3,977
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(47,711)	—
Symetra True Variable Annuity	(60,740)	(30,946)	(188,511)	—	(56,597)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	73,928	(30,946)	30,234	(45,405)	(52,620)
Total Increase (Decrease) in Net Assets	69,102	(29,405)	(3,639)	(68,733)	(54,431)

Net Assets at December 31, 2015	$143,650	$22,969	$337,390	$242,682	$107,934

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 1	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2	FRANKLIN RISING DIVIDENDS VIP FUND - CLASS 1	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2	FRANKLIN STRATEGIC INCOME VIP FUND - CLASS 1
Net Assets at January 1, 2014	$113,647	$275,463	$109,154	$468,151	$245,044
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,102	2,161	2,004	(5,842)	13,696
Net Realized Gains (Losses)	9,602	9,568	14,260	124,077	3,810
Net Change in Unrealized Appreciation/Depreciation	(5,845)	4,098	7,706	(90,149)	(22,113)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,859	15,827	23,970	28,086	(4,607)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	1,238	—	18,479	—
Symetra True Variable Annuity	210	—	245,813	—	623,658
Contract Terminations, Transfers Out
Resource Variable Account B	—	(24,173)	—	(60,180)	—
Symetra True Variable Annuity	(47,675)	—	(86,763)	—	(207,455)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(57)	—	—	—	—
Increase (Decrease) from Contract Transactions	(47,522)	(22,935)	159,050	(41,701)	416,203
Total Increase (Decrease) in Net Assets	(42,663)	(7,108)	183,020	(13,615)	411,596

Net Assets at December 31, 2014	70,984	268,355	292,174	454,536	656,640

Increase in Net Assets from Operations
Net Investment Income (Loss)	1,957	4,580	2,998	(5,581)	39,136
Net Realized Gains (Losses)	4,894	66,755	21,933	127,897	2,550
Net Change in Unrealized Appreciation/Depreciation	(10,585)	(87,839)	(29,329)	(137,171)	(69,188)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,734)	(16,504)	(4,398)	(14,855)	(27,502)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	2,049	—	4,244	—
Symetra True Variable Annuity	—	—	134,664	—	167,411
Contract Terminations, Transfers Out
Resource Variable Account B	—	(126,650)	—	(44,238)	—
Symetra True Variable Annuity	—	—	(118,169)	—	(131,394)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(66)	—	—	—	—
Increase (Decrease) from Contract Transactions	(66)	(124,601)	16,495	(39,994)	36,017
Total Increase (Decrease) in Net Assets	(3,800)	(141,105)	12,097	(54,849)	8,515

Net Assets at December 31, 2015	$67,184	$127,250	$304,271	$399,687	$665,155

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 1	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2	GOLDMAN SACHS VIT STRATEGIC INCOME FUND	INVESCO AMERICAN FRANCHISE FUND I	INVESCO BALANCED-RISK ALLOCATION I
Net Assets at January 1, 2014	$6,107	$645,576	$—	$238,335	$28,091
Increase in Net Assets from Operations
Net Investment Income (Loss)	147	4,854	6,044	(2,921)	(258)
Net Realized Gains (Losses)	(2)	(399)	(3)	3,116	3,341
Net Change in Unrealized Appreciation/Depreciation	45	6,827	(8,891)	16,595	(1,099)
Net Increase (Decrease) in Net Assets Resulting from Operations	190	11,282	(2,850)	16,790	1,984

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	24,397	—	779	—
Symetra True Variable Annuity	619	—	292,258	—	75,174
Contract Terminations, Transfers Out
Resource Variable Account B	—	(294,463)	—	(8,420)	—
Symetra True Variable Annuity	(23)	—	—	—	(79,644)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	596	(270,066)	292,258	(7,641)	(4,470)
Total Increase (Decrease) in Net Assets	786	(258,784)	289,408	9,149	(2,486)

Net Assets at December 31, 2014	6,893	386,792	289,408	247,484	25,605

Increase in Net Assets from Operations
Net Investment Income (Loss)	152	4,487	6,312	(3,026)	2,113
Net Realized Gains (Losses)	(16)	(3,304)	(90)	12,946	5,087
Net Change in Unrealized Appreciation/Depreciation	(128)	(3,696)	(13,205)	(643)	(11,534)
Net Increase (Decrease) in Net Assets Resulting from Operations	8	(2,513)	(6,983)	9,277	(4,334)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	5,079	—	772	—
Symetra True Variable Annuity	305	—	4,343	—	73,513
Contract Terminations, Transfers Out
Resource Variable Account B	—	(85,872)	—	(33,042)	—
Symetra True Variable Annuity	(225)	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	80	(80,793)	4,343	(32,270)	73,513
Total Increase (Decrease) in Net Assets	88	(83,306)	(2,640)	(22,993)	69,179

Net Assets at December 31, 2015	$6,981	$303,486	$286,768	$224,491	$94,784

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	INVESCO COMSTOCK	INVESCO CORE EQUITY[1]	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II
Net Assets at January 1, 2014	$178,910	$61,582	$493,141	$250,324	$315,948
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,500	(59)	3,063	2,045	444
Net Realized Gains (Losses)	236	6,458	28,058	2,253	21,136
Net Change in Unrealized Appreciation/Depreciation	15,025	(4,778)	35,472	(5,889)	(24,605)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,761	1,621	66,593	(1,591)	(3,025)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	10,472	—	23,286
Symetra True Variable Annuity	13,001	—	41,838	27,986	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(48,030)	(4,624)	(48,542)
Symetra True Variable Annuity	—	(63,203)	(23,795)	(2,088)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(47)	—	—
Increase (Decrease) from Contract Transactions	13,001	(63,203)	(19,562)	21,274	(25,256)
Total Increase (Decrease) in Net Assets	29,762	(61,582)	47,031	19,683	(28,281)

Net Assets at December 31, 2014	208,672	—	540,172	270,007	287,667

Increase in Net Assets from Operations
Net Investment Income (Loss)	4,551	—	9,580	7,430	(153)
Net Realized Gains (Losses)	1,337	—	46,486	13,784	32,331
Net Change in Unrealized Appreciation/Depreciation	(23,440)	—	(72,232)	(43,525)	(41,300)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,552)	—	(16,166)	(22,311)	(9,122)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	2,485	—	9,329
Symetra True Variable Annuity	124,161	—	19,497	455,273	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(87,668)	(4,438)	(90,003)
Symetra True Variable Annuity	—	—	(62,137)	(63,423)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(57)	—	—
Increase (Decrease) from Contract Transactions	124,161	—	(127,880)	387,412	(80,674)
Total Increase (Decrease) in Net Assets	106,609	—	(144,046)	365,101	(89,796)

Net Assets at December 31, 2015	$315,281	$—	$396,126	$635,108	$197,871
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	INVESCO MID CAP CORE EQUITY FUND	INVESCO MID CAP GROWTH FUND II	INVESCO SMALL CAP EQUITY I	JANUS ASPEN ENTERPRISE PORTFOLIO	JANUS ASPEN FLEXIBLE BOND
Net Assets at January 1, 2014	$49,519	$46,190	$51,430	$60,904	$213,855
Increase in Net Assets from Operations
Net Investment Income (Loss)	(214)	(473)	(322)	(174)	9,518
Net Realized Gains (Losses)	6,880	7,047	8,464	9,255	(1,848)
Net Change in Unrealized Appreciation/Depreciation	(4,923)	(4,551)	(7,169)	(4,681)	2,166
Net Increase (Decrease) in Net Assets Resulting from Operations	1,743	2,023	973	4,400	9,836

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	379	—	—	—
Symetra True Variable Annuity	—	—	30,107	34,688	154,162
Contract Terminations, Transfers Out
Resource Variable Account B	—	(12,322)	—	—	—
Symetra True Variable Annuity	(26,517)	—	(18,707)	(36,672)	(36,982)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(38)	—
Increase (Decrease) from Contract Transactions	(26,517)	(11,943)	11,400	(2,022)	117,180
Total Increase (Decrease) in Net Assets	(24,774)	(9,920)	12,373	2,378	127,016

Net Assets at December 31, 2014	24,745	36,270	63,803	63,282	340,871

Increase in Net Assets from Operations
Net Investment Income (Loss)	(51)	(400)	(356)	84	9,551
Net Realized Gains (Losses)	1,832	13,053	14,150	28,711	2,165
Net Change in Unrealized Appreciation/Depreciation	(1,827)	(12,579)	(17,074)	(13,973)	(14,252)
Net Increase (Decrease) in Net Assets Resulting from Operations	(46)	74	(3,280)	14,822	(2,536)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	430	—	—	—
Symetra True Variable Annuity	—	—	8,905	266,889	178,766
Contract Terminations, Transfers Out
Resource Variable Account B	—	(18,261)	—	—	—
Symetra True Variable Annuity	(15,526)	—	(15,168)	(154,596)	(1,797)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(10)	—
Increase (Decrease) from Contract Transactions	(15,526)	(17,831)	(6,263)	112,283	176,969
Total Increase (Decrease) in Net Assets	(15,572)	(17,757)	(9,543)	127,105	174,433

Net Assets at December 31, 2015	$9,173	$18,513	$54,260	$190,387	$515,304

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	JANUS ASPEN OVERSEAS PORTFOLIO[1]	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MERGER VL
Net Assets at January 1, 2014	$18,142	$135,203	$648,705	$136,455	$40,923
Increase in Net Assets from Operations
Net Investment Income (Loss)	385	1,079	(1,282)	(460)	104
Net Realized Gains (Losses)	(6,898)	26,497	94,296	9,408	228
Net Change in Unrealized Appreciation/Depreciation	(1,218)	(14,839)	(8,825)	6,930	(444)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,731)	12,737	84,189	15,878	(112)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	29,214	—	—
Symetra True Variable Annuity	60,000	89,542	63,569	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(112,823)	(19,502)	—
Symetra True Variable Annuity	(70,411)	(76,076)	(68,791)	—	(15,103)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(54)	(37)	—	—
Increase (Decrease) from Contract Transactions	(10,411)	13,412	(88,868)	(19,502)	(15,103)
Total Increase (Decrease) in Net Assets	(18,142)	26,149	(4,679)	(3,624)	(15,215)

Net Assets at December 31, 2014	—	161,352	644,026	132,831	25,708

Increase in Net Assets from Operations
Net Investment Income (Loss)	—	1,012	1,507	(27)	387
Net Realized Gains (Losses)	—	15,353	134,422	36,713	170
Net Change in Unrealized Appreciation/Depreciation	—	(23,177)	(159,576)	(39,308)	(942)
Net Increase (Decrease) in Net Assets Resulting from Operations	—	(6,812)	(23,647)	(2,622)	(385)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	38,129	—	—
Symetra True Variable Annuity	—	10,455	188,393	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(140,725)	(68,945)	—
Symetra True Variable Annuity	—	(1,437)	(55,943)	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(64)	(10)	—	—
Increase (Decrease) from Contract Transactions	—	8,954	29,844	(68,945)	—
Total Increase (Decrease) in Net Assets	—	2,142	6,197	(71,567)	(385)

Net Assets at December 31, 2015	$—	$163,494	$650,223	$61,264	$25,323
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	MFS GROWTH SERIES	MFS INTERNATIONAL GROWTH PORTFOLIO	MFS INTERNATIONAL VALUE PORTFOLIO	MFS NEW DISCOVERY SERIES	MFS UTILITIES SERIES
Net Assets at January 1, 2014	$394,068	$85,267	$328,174	$—	$697,316
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,722)	289	5,150	(64)	11,808
Net Realized Gains (Losses)	42,496	4,981	19,643	2,364	53,190
Net Change in Unrealized Appreciation/Depreciation	(12,482)	(10,004)	(24,749)	(880)	23,852
Net Increase (Decrease) in Net Assets Resulting from Operations	28,292	(4,734)	44	1,420	88,850

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	1,239	2,800	373,374	54,751	190,955
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(76,870)	(12,966)	(98,881)	(42,268)	(103,606)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(58)	—	—	—	(50)
Increase (Decrease) from Contract Transactions	(75,689)	(10,166)	274,493	12,483	87,299
Total Increase (Decrease) in Net Assets	(47,397)	(14,900)	274,537	13,903	176,149

Net Assets at December 31, 2014	346,671	70,367	602,711	13,903	873,465

Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,600)	489	5,093	(84)	26,081
Net Realized Gains (Losses)	20,282	3,377	47,726	(1,209)	79,035
Net Change in Unrealized Appreciation/Depreciation	5,290	(2,453)	(16,786)	654	(217,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,972	1,413	36,033	(639)	(112,512)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	700	353,884	700	17,542
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(21,174)	(407,185)	(10,999)	(141,488)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(73)	—	—	—	(12)
Increase (Decrease) from Contract Transactions	(73)	(20,474)	(53,301)	(10,299)	(123,958)
Total Increase (Decrease) in Net Assets	23,899	(19,061)	(17,268)	(10,938)	(236,470)

Net Assets at December 31, 2015	$370,570	$51,306	$585,443	$2,965	$636,995
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	PIMCO ALL ASSET INSTITUTIONAL CLASS	PIMCO COMMODITY REALRETURN STRAT. INSTITUTIONAL CLASS	PIMCO EMERGING MARKETS BOND INSTITUTIONAL CLASS	PIMCO FOREIGN BOND (UNHEDGED) INSTITUTIONAL CLASS[1]	PIMCO GLOBAL BOND (UNHEDGED) INSTITUTIONAL CLASS
Net Assets at January 1, 2014	$970,746	$156,346	$355,953	$—	$278,719
Increase in Net Assets from Operations
Net Investment Income (Loss)	77,844	(122)	16,704	37	5,819
Net Realized Gains (Losses)	(10,908)	(5,435)	(4,326)	(176)	8,027
Net Change in Unrealized Appreciation/Depreciation	(101,090)	(26,556)	(5,648)	—	(8,785)
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,154)	(32,113)	6,730	(139)	5,061

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	961,017	21,036	98,335	3,588	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(156,078)	(15,135)	(119,680)	(3,449)	(1,763)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(47)	(97)	—	(164)
Increase (Decrease) from Contract Transactions	804,939	5,854	(21,442)	139	(1,927)
Total Increase (Decrease) in Net Assets	770,785	(26,259)	(14,712)	—	3,134

Net Assets at December 31, 2014	1,741,531	130,087	341,241	—	281,853

Increase in Net Assets from Operations
Net Investment Income (Loss)	30,883	4,842	12,974	—	3,357
Net Realized Gains (Losses)	(96,991)	(16,262)	(10,632)	—	(15,712)
Net Change in Unrealized Appreciation/Depreciation	(56,565)	(20,683)	(5,745)	—	1,796
Net Increase (Decrease) in Net Assets Resulting from Operations	(122,673)	(32,103)	(3,403)	—	(10,559)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	39,050	24,806	8,755	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(767,539)	(24,734)	(139,605)	—	(90,783)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(11)	(25)	—	(180)
Increase (Decrease) from Contract Transactions	(728,489)	61	(130,875)	—	(90,963)
Total Increase (Decrease) in Net Assets	(851,162)	(32,042)	(134,278)	—	(101,522)

Net Assets at December 31, 2015	$890,369	$98,045	$206,963	$—	$180,331
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	PIMCO GLOBAL DIVIDEND PORTFOLIO INSTITUTIONAL CLASS[1]	PIMCO GLOBAL MULTI-ASSET PORTFOLIO - INSTITUTIONAL CLASS SHARES[1]	PIMCO LOW DURATION INSTITUTIONAL CLASS	PIMCO REAL RETURN INSTITUTIONAL CLASS	PIMCO TOTAL RETURN INSTITUTIONAL CLASS
Net Assets at January 1, 2014	$—	$2,737	$414,213	$235,611	$1,302,596
Increase in Net Assets from Operations
Net Investment Income (Loss)	—	2	2,323	3,038	25,022
Net Realized Gains (Losses)	—	(283)	(1,127)	(468)	(3,492)
Net Change in Unrealized Appreciation/Depreciation	(3)	304	686	3,056	31,458
Net Increase (Decrease) in Net Assets Resulting from Operations	(3)	23	1,882	5,626	52,988

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	1,223	—	45,116	85,696	452,836
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(2,760)	(114,408)	(1,653)	(373,876)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(207)	(121)	(243)
Increase (Decrease) from Contract Transactions	1,223	(2,760)	(69,499)	83,922	78,717
Total Increase (Decrease) in Net Assets	1,220	(2,737)	(67,617)	89,548	131,705

Net Assets at December 31, 2014	1,220	—	346,596	325,159	1,434,301

Increase in Net Assets from Operations
Net Investment Income (Loss)	161	—	6,249	9,127	65,578
Net Realized Gains (Losses)	321	—	(3,198)	(8,954)	26,691
Net Change in Unrealized Appreciation/Depreciation	(792)	—	(2,837)	(7,187)	(90,728)
Net Increase (Decrease) in Net Assets Resulting from Operations	(310)	—	214	(7,014)	1,541

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	2,076	—	26,448	22,182	431,323
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(2)	—	(204,334)	(100,282)	(400,117)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(58)	(32)	(68)
Increase (Decrease) from Contract Transactions	2,074	—	(177,944)	(78,132)	31,138
Total Increase (Decrease) in Net Assets	1,764	—	(177,730)	(85,146)	32,679

Net Assets at December 31, 2015	$2,984	$—	$168,866	$240,013	$1,466,980
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	PIMCO UNCONSTRAINED BOND INSTITUTIONAL CLASS	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Net Assets at January 1, 2014	$855,649	$3,407,441	$53,450	$105,539	$29,935,062
Increase in Net Assets from Operations
Net Investment Income (Loss)	3,393	70,742	(577)	1,455	(16,882)
Net Realized Gains (Losses)	454	47,688	1,801	10,724	2,935,540
Net Change in Unrealized Appreciation/Depreciation	17,528	38,159	(8,420)	(668)	(233,691)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,375	156,589	(7,196)	11,511	2,684,967

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	50,385	4,274	14,118	280,692
Symetra True Variable Annuity	99,508	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	(453,634)	(3,489)	(32,658)	(4,085,649)
Symetra True Variable Annuity	(613,358)	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	(4,583)	—	—	(34,200)
Symetra True Variable Annuity	(86)	—	—	—	—
Increase (Decrease) from Contract Transactions	(513,936)	(407,832)	785	(18,540)	(3,839,157)
Total Increase (Decrease) in Net Assets	(492,561)	(251,243)	(6,411)	(7,029)	(1,154,190)

Net Assets at December 31, 2014	363,088	3,156,198	47,039	98,510	28,780,872

Increase in Net Assets from Operations
Net Investment Income (Loss)	12,737	51,362	1,281	587	(46,840)
Net Realized Gains (Losses)	586	37,475	6,622	5,476	7,297,932
Net Change in Unrealized Appreciation/Depreciation	(21,787)	(113,137)	(13,531)	(7,058)	(7,629,333)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,464)	(24,300)	(5,628)	(995)	(378,241)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	96,944	48,753	311	272,409
Symetra True Variable Annuity	130,416	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	(535,367)	(21,148)	(3,432)	(2,895,969)
Symetra True Variable Annuity	(67,908)	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	(4,259)	—	—	(31,368)
Symetra True Variable Annuity	(98)	—	—	—	—
Increase (Decrease) from Contract Transactions	62,410	(442,682)	27,605	(3,121)	(2,654,928)
Total Increase (Decrease) in Net Assets	53,946	(466,982)	21,977	(4,116)	(3,033,169)

Net Assets at December 31, 2015	$417,034	$2,689,216	$69,016	$94,394	$25,747,703

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER SELECT MID CAP GROWTH VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II
Net Assets at January 1, 2014	$168,892	$3,620,224	$21,565,133	$242,232	$411,667
Increase in Net Assets from Operations
Net Investment Income (Loss)	5,426	(13,134)	(264,232)	9,144	6,902
Net Realized Gains (Losses)	4,746	543,373	4,993,685	2,989	1,718
Net Change in Unrealized Appreciation/Depreciation	(12,470)	(67,079)	(3,096,569)	(1,788)	894
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,298)	463,160	1,632,884	10,345	9,514

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	935	20,572	214,216	—	88,369
Symetra True Variable Annuity	—	—	—	58,229	—
Contract Terminations, Transfers Out
Resource Variable Account B	(15,527)	(485,127)	(2,579,624)	—	(243,336)
Symetra True Variable Annuity	—	—	—	(47,415)	—
Contract Maintenance Charges
Resource Variable Account B	—	(1,110)	(4,781)	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(14,592)	(465,665)	(2,370,189)	10,814	(154,967)
Total Increase (Decrease) in Net Assets	(16,890)	(2,505)	(737,305)	21,159	(145,453)

Net Assets at December 31, 2014	152,002	3,617,719	20,827,828	263,391	266,214

Increase in Net Assets from Operations
Net Investment Income (Loss)	4,338	(15,488)	(252,500)	4,984	3,793
Net Realized Gains (Losses)	(12,118)	391,027	2,441,032	(8,770)	(5,629)
Net Change in Unrealized Appreciation/Depreciation	2,846	(627,323)	(2,069,453)	2,765	(2,791)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,934)	(251,784)	119,079	(1,021)	(4,627)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	297	114,707	281,013	—	1,979
Symetra True Variable Annuity	—	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	(78,163)	(419,724)	(2,844,684)	—	(112,212)
Symetra True Variable Annuity	—	—	—	(196,412)	—
Contract Maintenance Charges
Resource Variable Account B	—	(1,058)	(4,418)	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(77,866)	(306,075)	(2,568,089)	(196,412)	(110,233)
Total Increase (Decrease) in Net Assets	(82,800)	(557,859)	(2,449,010)	(197,433)	(114,860)

Net Assets at December 31, 2015	$69,202	$3,059,860	$18,378,818	$65,958	$151,354

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	ROYCE CAPITAL MICRO-CAP	ROYCE CAPITAL SMALL-CAP	SEI VP BALANCED STRATEGY FUND - CLASS II SHARES	SEI VP DEFENSIVE STRATEGY FUND - CLASS II SHARES	SEI VP MARKET GROWTH STRATEGY FUND - CLASS II SHARES
Net Assets at January 1, 2014	$28,637	$141,060	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	(166)	(595)	—	—	—
Net Realized Gains (Losses)	2,203	24,561	—	—	—
Net Change in Unrealized Appreciation/Depreciation	(3,227)	(21,614)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,190)	2,352	—	—	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	239	70,080	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(130,808)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	239	(60,728)	—	—	—
Total Increase (Decrease) in Net Assets	(951)	(58,376)	—	—	—

Net Assets at December 31, 2014	27,686	82,684	—	—	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	(159)	207	785	3,094	210
Net Realized Gains (Losses)	1,511	31,988	311	(2)	—
Net Change in Unrealized Appreciation/Depreciation	(5,004)	(43,494)	(3,469)	(7,365)	(674)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,652)	(11,299)	(2,373)	(4,273)	(464)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	672	214,005	73,546	569,194	25,000
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(134,690)	—	(1,799)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	672	79,315	73,546	567,395	25,000
Total Increase (Decrease) in Net Assets	(2,980)	68,016	71,173	563,122	24,536

Net Assets at December 31, 2015	$24,706	$150,700	$71,173	$563,122	$24,536

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	SEI VP MODERATE STRATEGY FUND - CLASS II SHARES[1]	SENTINEL VP BOND	SENTINEL VP COMMON STOCK	T. ROWE PRICE BLUE CHIP GROWTH	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Net Assets at January 1, 2014	$—	$—	$19,980	$746,398	$413,100
Increase in Net Assets from Operations
Net Investment Income (Loss)	—	2,018	2,826	(4,292)	4,573
Net Realized Gains (Losses)	—	(1)	27,703	49,260	20,806
Net Change in Unrealized Appreciation/Depreciation	—	(2,665)	(8,212)	13,046	(2,572)
Net Increase (Decrease) in Net Assets Resulting from Operations	—	(648)	22,317	58,014	22,807

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	69,349	224,846	23,650	1,200
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(20,891)	(145,929)	(92,946)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(297)	(293)
Increase (Decrease) from Contract Transactions	—	69,349	203,955	(122,576)	(92,039)
Total Increase (Decrease) in Net Assets	—	68,701	226,272	(64,562)	(69,232)

Net Assets at December 31, 2014	—	68,701	246,252	681,836	343,868

Increase in Net Assets from Operations
Net Investment Income (Loss)	(1)	2,153	3,414	(4,315)	5,421
Net Realized Gains (Losses)	33	(16)	8,160	96,589	11,071
Net Change in Unrealized Appreciation/Depreciation	—	(3,485)	(7,030)	(3,708)	(37,461)
Net Increase (Decrease) in Net Assets Resulting from Operations	32	(1,348)	4,544	88,566	(20,969)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	10,000	357,071	380,638	143,299
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(32)	—	(449,801)	(319,302)	(467)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(474)	(415)
Increase (Decrease) from Contract Transactions	(32)	10,000	(92,730)	60,862	142,417
Total Increase (Decrease) in Net Assets	—	8,652	(88,186)	149,428	121,448

Net Assets at December 31, 2015	$—	$77,353	$158,066	$831,264	$465,316
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 1	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2
Net Assets at January 1, 2014	$695,232	$192,979	$702,893	$202,062	$257,954
Increase in Net Assets from Operations
Net Investment Income (Loss)	(5,954)	913	(3,812)	3,344	583
Net Realized Gains (Losses)	122,967	1,306	103,661	(6,536)	5,652
Net Change in Unrealized Appreciation/Depreciation	171,689	(5,736)	(46,959)	(21,349)	(30,552)
Net Increase (Decrease) in Net Assets Resulting from Operations	288,702	(3,517)	52,890	(24,541)	(24,317)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	5,927
Symetra True Variable Annuity	368,374	1,547	17,231	158,665	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	(11,836)
Symetra True Variable Annuity	(65,197)	—	(123,738)	(68,500)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(265)	(233)	(238)	—	—
Increase (Decrease) from Contract Transactions	302,912	1,314	(106,745)	90,165	(5,909)
Total Increase (Decrease) in Net Assets	591,614	(2,203)	(53,855)	65,624	(30,226)

Net Assets at December 31, 2014	1,286,846	190,776	649,038	267,686	227,728

Increase in Net Assets from Operations
Net Investment Income (Loss)	(8,443)	654	(4,191)	3,889	1,669
Net Realized Gains (Losses)	210,899	3,922	75,622	17,559	31,003
Net Change in Unrealized Appreciation/Depreciation	(35,213)	(7,157)	(10,983)	(68,255)	(77,934)
Net Increase (Decrease) in Net Assets Resulting from Operations	167,243	(2,581)	60,448	(46,807)	(45,262)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	47,085
Symetra True Variable Annuity	142,493	—	127,504	73,255	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	(20,975)
Symetra True Variable Annuity	(241,528)	(2,841)	(139,181)	(106,472)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(511)	(349)	(396)	—	—
Increase (Decrease) from Contract Transactions	(99,546)	(3,190)	(12,073)	(33,217)	26,110
Total Increase (Decrease) in Net Assets	67,697	(5,771)	48,375	(80,024)	(19,152)

Net Assets at December 31, 2015	$1,354,543	$185,005	$697,413	$187,662	$208,576

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	TEMPLETON FOREIGN VIP FUND - CLASS 1	TEMPLETON GLOBAL BOND VIP FUND - CLASS 1	TEMPLETON GROWTH VIP FUND - CLASS 2	VAN ECK VIP GLOBAL HARD ASSETS	VAN ECK VIP MULTI MANAGER ALTERNATIVE[1]
Net Assets at January 1, 2014	$79,081	$990,291	$55,508	$346,579	$63,549
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,101	64,381	(180)	(1,928)	(464)
Net Realized Gains (Losses)	3,494	(2,739)	987	486	868
Net Change in Unrealized Appreciation/Depreciation	(18,828)	(39,698)	(4,932)	(70,573)	(1,501)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,233)	21,944	(4,125)	(72,015)	(1,097)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	114,874	—	—
Symetra True Variable Annuity	63,063	818,190	—	36,695	22,313
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(3,402)	—	—
Symetra True Variable Annuity	(56,907)	(75,409)	—	(13,746)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(122)	—	(93)	—
Increase (Decrease) from Contract Transactions	6,156	742,659	111,472	22,856	22,313
Total Increase (Decrease) in Net Assets	(8,077)	764,603	107,347	(49,159)	21,216

Net Assets at December 31, 2014	71,004	1,754,894	162,855	297,420	84,765

Increase in Net Assets from Operations
Net Investment Income (Loss)	2,139	120,881	2,176	(1,404)	(136)
Net Realized Gains (Losses)	2,282	(25,970)	1,268	(30,208)	1,393
Net Change in Unrealized Appreciation/Depreciation	(9,607)	(178,584)	(15,819)	(60,156)	(1,386)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,186)	(83,673)	(12,375)	(91,768)	(129)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	5,627	—	—
Symetra True Variable Annuity	3,709	632,192	—	12,434	96
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(5,584)	—	—
Symetra True Variable Annuity	(2,957)	(239,002)	—	(71,348)	(84,732)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(33)	—	(52)	—
Increase (Decrease) from Contract Transactions	752	393,157	43	(58,966)	(84,636)
Total Increase (Decrease) in Net Assets	(4,434)	309,484	(12,332)	(150,734)	(84,765)

Net Assets at December 31, 2015	$66,570	$2,064,378	$150,523	$146,686	$—
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INCOME	VANGUARD EQUITY INDEX	VANGUARD HIGH YIELD BOND
Net Assets at January 1, 2014	$1,176,610	$316,938	$1,506,444	$2,021,679	$1,117,114
Increase in Net Assets from Operations
Net Investment Income (Loss)	22,697	787	25,020	35,324	56,545
Net Realized Gains (Losses)	74,089	8,995	147,383	228,904	(1,589)
Net Change in Unrealized Appreciation/Depreciation	31,722	49,613	(56,477)	(104,059)	(10,863)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,508	59,395	115,926	160,169	44,093

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	285,444	286,222	46,092	516,964	190,991
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(1,331)	(4,953)	(584,588)	(2,099,568)	(50,664)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(50)	(55)	—	—
Increase (Decrease) from Contract Transactions	284,113	281,219	(538,551)	(1,582,604)	140,327
Total Increase (Decrease) in Net Assets	412,621	340,614	(422,625)	(1,422,435)	184,420

Net Assets at December 31, 2014	1,589,231	657,552	1,083,819	599,244	1,301,534

Increase in Net Assets from Operations
Net Investment Income (Loss)	31,152	4,315	22,949	7,255	69,310
Net Realized Gains (Losses)	95,734	105,613	71,768	53,336	(3,281)
Net Change in Unrealized Appreciation/Depreciation	(136,425)	(92,554)	(89,766)	(58,678)	(96,455)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,539)	17,374	4,951	1,913	(30,426)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	158,227	370,951	107,387	377,592	208,483
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(550,452)	(331,960)	(275,638)	(549,071)	(121,549)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(12)	(65)	—	—
Increase (Decrease) from Contract Transactions	(392,225)	38,979	(168,316)	(171,479)	86,934
Total Increase (Decrease) in Net Assets	(401,764)	56,353	(163,365)	(169,566)	56,508

Net Assets at December 31, 2015	$1,187,467	$713,905	$920,454	$429,678	$1,358,042

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD MONEY MARKET	VANGUARD REIT INDEX	VANGUARD SHORT TERM INVESTMENT GRADE
Net Assets at January 1, 2014	$160,786	$1,649,667	$1,779,887	$487,413	$643,816
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,382	9,132	(6,676)	15,975	7,393
Net Realized Gains (Losses)	755	136,633	—	28,673	5,121
Net Change in Unrealized Appreciation/Depreciation	(14,256)	(17,880)	—	139,276	(3,840)
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,119)	127,885	(6,676)	183,924	8,674

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	28,308	2,309,456	6,522,632	349,983	801,964
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(4,036)	(2,086,516)	(7,878,407)	(23,667)	(138,778)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(87)	—
Increase (Decrease) from Contract Transactions	24,272	222,940	(1,355,775)	326,229	663,186
Total Increase (Decrease) in Net Assets	12,153	350,825	(1,362,451)	510,153	671,860

Net Assets at December 31, 2014	172,939	2,000,492	417,436	997,566	1,315,676

Increase in Net Assets from Operations
Net Investment Income (Loss)	1,696	12,028	(1,962)	9,857	17,287
Net Realized Gains (Losses)	15,557	118,601	—	46,509	(508)
Net Change in Unrealized Appreciation/Depreciation	(11,769)	(175,619)	—	(38,214)	(9,330)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,484	(44,990)	(1,962)	18,152	7,449

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	110,469	561,508	680,313	106,323	407,931
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(87,534)	(693,825)	(709,235)	(164,216)	(493,097)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(75)	—
Increase (Decrease) from Contract Transactions	22,935	(132,317)	(28,922)	(57,968)	(85,166)
Total Increase (Decrease) in Net Assets	28,419	(177,307)	(30,884)	(39,816)	(77,717)

Net Assets at December 31, 2015	$201,358	$1,823,185	$386,552	$957,750	$1,237,959

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	VIRTUS EQUITY TREND SERIES CLASS I1	VIRTUS INTERNATIONAL SERIES I1
Net Assets at January 1, 2014	$49,473	$346,896	$509,643	$25,181	$2,823
Increase in Net Assets from Operations
Net Investment Income (Loss)	(479)	5,501	4,391	(59)	60
Net Realized Gains (Losses)	6,669	574	54,704	2,463	(221)
Net Change in Unrealized Appreciation/Depreciation	1,860	21,238	(12,364)	(2,123)	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,050	27,313	46,731	281	(162)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	85,976	624,439	199,212	2,554	2,800
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(2,652)	(13,806)	(242,399)	(10,836)	(5,461)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	83,324	610,633	(43,187)	(8,282)	(2,661)
Total Increase (Decrease) in Net Assets	91,374	637,946	3,544	(8,001)	(2,823)

Net Assets at December 31, 2014	140,847	984,842	513,187	17,180	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	(487)	16,109	3,429	(99)	(1)
Net Realized Gains (Losses)	12,443	3,192	38,625	1	19
Net Change in Unrealized Appreciation/Depreciation	(23,539)	(24,532)	(40,676)	(1,566)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,583)	(5,231)	1,378	(1,664)	18

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	84,099	324,178	227,585	499	700
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(61,165)	(63,689)	(166,789)	—	(718)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	22,934	260,489	60,796	499	(18)
Total Increase (Decrease) in Net Assets	11,351	255,258	62,174	(1,165)	—

Net Assets at December 31, 2015	$152,198	$1,240,100	$575,361	$16,015	$—
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

	Sub-Accounts
	VIRTUS MULTI-SECTOR FIXED INCOME SERIES I	VIRTUS REAL ESTATE SECURITIES SERIES I	VIRTUS SMALL-CAP GROWTH SERIES I	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]	VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO[1]
Net Assets at January 1, 2014	$25,011	$12,384	$10,917	$87,391	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	3,628	118	(563)	(250)	—
Net Realized Gains (Losses)	58	1,759	12,690	(403)	—
Net Change in Unrealized Appreciation/Depreciation	(4,924)	1,985	(2,664)	(6,970)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,238)	3,862	9,463	(7,623)	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	100,334	—	131,297	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(18,071)	—
Symetra True Variable Annuity	(2,411)	—	(9,874)	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(1)	—	—	—
Increase (Decrease) from Contract Transactions	97,923	(1)	121,423	(18,071)	—
Total Increase (Decrease) in Net Assets	96,685	3,861	130,886	(25,694)	—

Net Assets at December 31, 2014	121,696	16,245	141,803	61,697	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	3,924	353	(670)	828	272
Net Realized Gains (Losses)	(348)	3,392	1,577	(198)	(14,046)
Net Change in Unrealized Appreciation/Depreciation	(4,800)	(4,502)	(3,632)	13,405	(6,813)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,224)	(757)	(2,725)	14,035	(20,587)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	76,218
Symetra True Variable Annuity	3,626	40,222	182,582	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(75,732)	(34,263)
Symetra True Variable Annuity	(23,456)	(18,611)	(277,500)	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(19,830)	21,611	(94,918)	(75,732)	41,955
Total Increase (Decrease) in Net Assets	(21,054)	20,854	(97,643)	(61,697)	21,368

Net Assets at December 31, 2015	$100,642	$37,099	$44,160	$—	$21,368
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2014 and 2015

Sub-Accounts
VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL
Net Assets at January 1, 2014	$93,081
Increase in Net Assets from Operations
Net Investment Income (Loss)	(120)
Net Realized Gains (Losses)	9,458
Net Change in Unrealized Appreciation/Depreciation	(8,724)
Net Increase (Decrease) in Net Assets Resulting from Operations	614

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	287
Symetra True Variable Annuity	—
Contract Terminations, Transfers Out
Resource Variable Account B	(13,445)
Symetra True Variable Annuity	—
Contract Maintenance Charges
Resource Variable Account B	—
Symetra True Variable Annuity	—
Increase (Decrease) from Contract Transactions	(13,158)
Total Increase (Decrease) in Net Assets	(12,544)

Net Assets at December 31, 2014	80,537

Increase in Net Assets from Operations
Net Investment Income (Loss)	177
Net Realized Gains (Losses)	3,647
Net Change in Unrealized Appreciation/Depreciation	(17,196)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,372)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	1,002
Symetra True Variable Annuity	—
Contract Terminations, Transfers Out
Resource Variable Account B	(1,550)
Symetra True Variable Annuity	—
Contract Maintenance Charges
Resource Variable Account B	—
Symetra True Variable Annuity	—
Increase (Decrease) from Contract Transactions	(548)
Total Increase (Decrease) in Net Assets	(13,920)

Net Assets at December 31, 2015	$66,617
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION
Symetra Resource Variable Account B (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.
Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's and Symetra Financial Corporation's other business activities.
Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
AllianceBernstein Variable Products Fund Series, Inc.
AB Small Cap Growth Class A3,12	AB VPS Small Cap Growth Portfolio — Class A
AB VPS Real Estate Investment Portfolio Class A2	AB VPS Real Estate Investment Portfolio — Class A
AB VPS Small/Mid Cap Value Portfolio Class A4	AB VPS Small/Mid Cap Value Portfolio — Class A

Alps
ALPS/Alerian Energy Infrastructure-Class I	ALPS/Alerian Energy Infrastructure Portfolio — Class I

American Century Variable Portfolios, Inc.
American Century Balanced	VP Balanced Fund
American Century International	VP International Fund
American Century Mid Cap Value	VP Mid Cap Value Fund
American Century Ultra II14	VP Ultra Class II Fund
American Century Value	VP Value Fund

American Funds Insurance Series
American Funds IS Global Growth and Income Fund	American Funds Insurance Series Global Growth and Income Fund
American Funds IS Growth Fund	American Funds Insurance Series Growth Fund
American Funds IS Growth-Income Fund	American Funds Insurance Series Growth-Income Fund
American Funds IS International Fund	American Funds Insurance Series International Fund
American Funds IS New World Fund	American Funds Insurance Series New World Fund

Blackrock Variable Series Fund, Inc.
BlackRock Capital Appreciation I	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Global Allocation I	BlackRock Global Allocation V.I. Fund Class I
BlackRock High Yield I	BlackRock High Yield V.I. Fund Class I

Calvert Variable Products, Inc.
Calvert EAFE International Index[13]	Calvert VP EAFE International Index Portfolio — Class I
Calvert Russell 2000 Small Cap Index	Calvert VP Russell 2000 Small Cap Index Portfolio — Class I

Columbia Funds Variable Insurance Trust
Columbia Income Opportunities	Columbia VP Income Opportunities Fund — Class I
Columbia Small Cap Value	Columbia VP Small Cap Value Fund — Class I

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Columbia Funds Variable Insurance Trust
Columbia VP Mid Cap Growth Fund - Class 1	Columbia VP Mid Cap Growth Fund — Class 1
Columbia VP Select International Equity Fund - Class 1	Columbia VP Select International Equity Fund — Class 1

Delaware VIP Trust
Delaware VIP Emerging Markets	Delaware VIP Emerging Markets Series, Standard Class
Delaware VIP Intl Value Equity	Delaware VIP International Value Equity Series, Standard Class
Delaware VIP Small Cap Value	Delaware VIP Small Cap Value Series, Standard Class
Delaware VIP Smid Cap Growth	Delaware VIP Smid Cap Growth Series, Standard Class

Deutsche Variable Series I and II
Deutsche Alternative Asset Allocation VIP A	Deutsche Alternative Asset Allocation VIP — Class A Shares
Deutsche CROCI International VIP A7	Deutsche CROCI International VIP — Class A Shares
Deutsche Global Income Builder VIP A	Deutsche Global Income Builder VIP — Class A Shares

Dimensional Fund Advisors
DFA VA Global Bond	V.A. Global Bond Portfolio
DFA VA International Small Portfolio	V.A. International Small Portfolio
DFA VA International Value Portfolio	V.A. International Value Portfolio
DFA VA Short Term Fixed Portfolio	V.A. Short Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio	V.A. U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	V.A. U.S. Targeted Value

Dreyfus Investment Portfolios
Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares
Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares

Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares

Dreyfus Variable Investment Fund
Dreyfus Appreciation	Dreyfus VIF Appreciation Portfolio — Initial Shares
Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares

Eaton Vance
Eaton Vance VT Floating-Rate Income Fund Advisor Class	Eaton Vance VT Floating-Rate Income Fund Advisor Share Class

Federated Insurance Series
Federated High Income Bond	Federated High Income Bond
Federated Managed Volatility II	Federated Managed Volatility Fund II

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class
Fidelity Energy	VIP Energy Portfolio — Initial Class
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Financial Services	VIP Financial Services Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Service Class II11	VIP Government Money Market Portfolio — Service Class II
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class
Fidelity Mid Cap I	VIP Mid Cap Portfolio — Initial Class
Fidelity Real Estate	VIP Real Estate Portfolio — Initial Class
Fidelity Strategic Income	VIP Strategic Income Portfolio — Initial Class
Fidelity Technology	VIP Technology Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund Class - 1	Franklin Income VIP Fund Class - 1
Franklin Income VIP Fund Class - 2	Franklin Income VIP Fund Class - 2
Franklin Mutual Global Discovery VIP Fund - Class 1	Franklin Mutual Global Discovery VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 1	Franklin Mutual Shares VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2
Franklin Rising Dividends VIP Fund - Class 1	Franklin Rising Dividends VIP Fund - Class 1
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 1	Franklin Strategic Income VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 1	Franklin U.S. Government Securities VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Goldman Sachs
Goldman Sachs VIT Strategic Income Fund	Goldman Sachs VIT Strategic Income Fund — Institutional Shares

Invesco Variable Insurance Funds, Inc
Invesco American Franchise Fund I	Invesco V.I. American Franchise Fund (Series I Shares)
Invesco Balanced-Risk Allocation I	Invesco V.I. Balanced-Risk Allocation Fund (Series I Shares)
Invesco Comstock	Invesco V.I. Comstock (Series I Shares)
Invesco Core Equity[13]	Invesco V.I. Core Equity Fund (Series I Shares)
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund (Series I shares)
Invesco International Growth I	Invesco V.I. International Growth Fund (Series I shares)
Invesco International Growth II	Invesco V.I. International Growth Fund (Series II shares)
Invesco Mid Cap Core Equity Fund	Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)
Invesco Mid Cap Growth Fund II	Invesco V.I. Mid Cap Growth Fund (Series II Shares)
Invesco Small Cap Equity I	Invesco V.I. Small Cap Equity Fund ( Series I Shares)

Janus Aspen Series
Janus Aspen Enterprise Portfolio	Janus Aspen Enterprise Portfolio — Institutional Shares
Janus Aspen Flexible Bond	Janus Aspen Flexible Bond Portfolio — Institutional Shares

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Janus Aspen Series
Janus Aspen Overseas Portfolio[13]	Janus Aspen Overseas Portfolio — Institutional Shares
Janus Aspen Perkins Mid Cap Value Portfolio	Janus Aspen Perkins Mid Cap Value Portfolio — Institutional Shares

JP Morgan Insurance Trust
JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio
JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio

Merger Fund VL
Merger VL	The Merger Fund VL

MFS Variable Insurance Trust
MFS Growth Series	MFS Growth Series — Initial Class
MFS New Discovery Series	MFS New Discovery Series — Initial Class
MFS Utilities Series	MFS Utilities Series — Initial Class

MFS Variable Insurance Trust II
MFS Government Securities Portfolio[14]	MFS Government Securities Portfolio — Initial Class
MFS International Growth Portfolio	MFS International Growth Portfolio — Initial Class
MFS International Value Portfolio	MFS International Value Portfolio — Initial Class

PIMCO Variable Insurance Trust
PIMCO All Asset Institutional Class	PIMCO All Asset Portfolio — Institutional Class
PIMCO CommodityRealReturn Strat. Institutional Class	PIMCO CommodityRealReturn® Strategy Portfolio — Institutional Class
PIMCO Emerging Markets Bond Institutional Class	PIMCO Emerging Markets Bond Portfolio — Institutional Class
PIMCO Foreign Bond (Unhedged) Institutional Class[13]	PIMCO Foreign Bond Portfolio (Unhedged) — Institutional Class
PIMCO Global Bond (Unhedged) Institutional Class	PIMCO Global Bond Portfolio (Unhedged) — Institutional Class
PIMCO Global Dividend Portfolio Institutional Class[10]	PIMCO Global Dividend Portfolio — Institutional Class
PIMCO Global Multi-Asset Portfolio - Institutional Class Shares[13]	PIMCO Global Multi-Asset Portfolio — Institutional Class Shares
PIMCO Long-Term U.S. Govt. Institutional Class[14]	PIMCO Long-Term U.S. Government PortfolioTM — Institutional Class
PIMCO Low Duration Institutional Class	PIMCO Low Duration Portfolio — Institutional Class
PIMCO Real Return Institutional Class	PIMCO Real Return Portfolio — Institutional Class
PIMCO Total Return Institutional Class	PIMCO Total Return Portfolio — Institutional Class
PIMCO Unconstrained Bond Institutional Class	PIMCO Unconstrained Bond Portfolio — Institutional Class

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II
Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I
Pioneer Strategic Income VCT Class I	Pioneer Strategic Income VCT Portfolio — Class I

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Pioneer Variable Contracts Trust
Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Royce Capital Fund
Royce Capital Micro-Cap	Royce Capital Fund Micro-Cap Portfolio Investment Class
Royce Capital Small-Cap	Royce Capital Fund Small-Cap Portfolio Investment Class

SEI Funds
SEI VP Balanced Strategy Fund - Class II Shares	SEI VP Balanced Strategy Fund - Class II Shares
SEI VP Conservative Strategy Fund - Class II Shares[14]	SEI VP Conservative Strategy Fund - Class II Shares
SEI VP Defensive Strategy Fund - Class II Shares	SEI VP Defensive Strategy Fund - Class II Shares
SEI VP Marget Growth Strategy Fund - Class II Shares	SEI VP Marget Growth Strategy Fund - Class II Shares
SEI VP Market Plus Strategy Fund - Class II Shares[14]	SEI VP Market Plus Strategy Fund - Class II Shares
SEI VP Moderate Strategy Fund - Class II Shares[12]	SEI VP Moderate Strategy Fund - Class II Shares

Sentinel Variable Products Trust
Sentinel VP Bond	Sentinel Variable Products Bond Fund
Sentinel VP Common Stock	Sentinel Variable Products Common Stock Fund
Sentinel VP Small Company[14]	Sentinel Variable Products Small Company Fund

T. Rowe Price Variable Insurance Portfolios
T. Rowe Price Blue Chip Growth	T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Income Portfolio
T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio
T. Rowe Price International Stock Portfolio	T. Rowe Price International Stock Portfolio
T. Rowe Price New America Growth Portfolio	T. Rowe Price New America Growth Portfolio

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund - Class 1	Templeton Developing Markets VIP Fund - Class 1
Templeton Developing Markets VIP Fund - Class 2	Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 1	Templeton Foreign VIP Fund - Class 1
Templeton Global Bond VIP Fund - Class 1	Templeton Global Bond VIP Fund - Class 1
Templeton Growth VIP Fund - Class 2	Templeton Growth VIP Fund - Class 2

Van Eck Variable Insurance Products Trust
Van Eck VIP Global Hard Assets	Van Eck VIP Global Hard Assets Fund — Initial Class
Van Eck VIP Multi Manager Alternative[9]	Van Eck VIP Multi Manager Alternatives Fund — Initial Class

Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard Capital Growth	Vanguard VIF — Capital Growth Portfolio
Vanguard Equity Income	Vanguard VIF — Equity Income Portfolio
Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Vanguard Variable Insurance Fund Portfolios
Vanguard Money Market	Vanguard VIF — Money Market Portfolio
Vanguard REIT Index	Vanguard VIF — REIT Index Portfolio
Vanguard Short Term Investment Grade	Vanguard VIF — Short Term Investment Grade Portfolio
Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Virtus Variable Insurance Trust
Virtus Equity Trend Series Class I8	Virtus Equity Trend Series Class I
Virtus International Series I15	Virtus International Series I
Virtus Multi-Sector Fixed Income Series I	Virtus Multi-Sector Fixed Income Series I
Virtus Real Estate Securities Series I	Virtus Real Estate Securities Series I
Virtus Small-Cap Growth Series I	Virtus Small-Cap Growth Series I

Voya VP Natural Resource Trust
Voya Global Resources Portfolio Service[1]	Voya Global Resources Portfolio Class S
Voya Global Value Advantage Portfolio[1]	Voya Global Value Advantage Portfolio - Class S

Voya Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Initial	VY JPMorgan Emerging Markets Equity Portfolio Class I
1 Voya Global Resources Portfolio Service was reorganized with Voya Global Value Advantage Portfolio on March 6, 2015.

2	AB VPS Real Estate Investment Portfolio Class A was known as AllianceBernstein VPS Real Estate prior to May 1, 2015.

3	AB Small Cap Growth Class A was known as AllianceBernstein VPS Small Cap Growth prior to May 1, 2015.
4 AB VPS Small/Mid Cap Value Portfolio Class A was known as AllianceBernstein VPS Small/Mid Cap Value prior to May 1, 2015.
5 Columbia VP Select International Equity Fund - Class 1 was known as Columbia International Opportunity prior to May 1, 2015.
6 Columbia VP Mid Cap Growth Fund - Class 1 was known as Columbia Mid Cap Growth Opportunity prior to May 1, 2015.
7 Deutsche CROCI International VIP - Class A was known as Deutsche International VIP A prior to May 1, 2015
8 Virtus Equity Trend Series Class I was known as Virtus Premium AlphaSector Series I prior to May 14, 2015.
9 Effective June 3, 2015 Van Eck VIP Multi Manager Alternative was liquidated and no longer available for sale.
10 PIMCO Global Dividend Portfolio - Institutional Class was known as PIMCO Eqs Pathfinder Portfolio Institutional Class Prior to July 13, 2015.
11 Fidelity Government Money Market Portfolio - Service Class II was known as Fidelity VIP Money Market Service Class prior to December 1, 2015.
12 There was activity in the current year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2015.
13 There was activity in the prior year and no activity in the current year and no net asset balance to report on the Statement of Assets and Liabilities as of
December 31, 2014 and December 31, 2015.
14 There was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of
December 31, 2014 and December 31, 2015.
15     There was activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of
December 31, 2014 and December 31, 2015.

Symetra Resource Variable Account B
Notes to Financial Statements

2.	SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC). The preparation of the Separate Account financial statements in conformity with GAAP requires the Separate Account to make estimates and assumptions that may affect the amounts reported in the audited financial statements and accompanying notes.
INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.
The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").
The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.
INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.
DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.
FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.	EXPENSES AND RELATED PARTY TRANSACTIONS
Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge for the Resource Variable Account B Annuity is on an annual basis, equal to a rate of 1.25 percent of the average daily net assets of the Separate Account. This charge for the Symetra True Variable Annuity is on an annual basis, equal to the rate of 0.60 percent of the average daily net assets of the Separate Account. The charges are included in the net investment income (loss) in the accompanying Statements of Operations.
SUB-ACCOUNT FUND FACILITATION FEE: At this time Symetra Life does not assess a sub-account fund facilitation fee for the Symetra True Variable Annuity. However, if we choose to impose this fee, the sub-account fund facilitation fee may be charged to owners invested in any sub-account offered under the contract. Symetra Life will notify you in writing if we choose to impose this fee and the fee will be applied to all new and existing contracts. The maximum amount charged is on an annual basis, equal to a rate of 0.15 percent of the average daily net assets. This charge if assessed would be included in the net investment income (loss) in the accompanying Statements of Operations.
WEALTH TRANSFER BENEFIT CHARGE ("WTB"): If you elect this rider for the Symetra True Variable Annuity, Symetra Life may deduct an additional charge on the first business day of each contract month. The charge is deducted pro-rata from your contract value invested in the standard sub-accounts. The (WTB) charge is reflected as contract maintenance charges in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products and may vary by contract year and other factors as described in the product prospectus.
SHORT TERM REDEMPTION FEES: Certain sub-accounts invest in Mutual Funds that impose a short term redemption fee. Those Mutual Funds are: Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, and the Fidelity VIP Technology Portfolio. An owner who chooses to redeem Accumulation Units of a sub-account invested in any of these Mutual Funds will be subject to a 1.00 percent short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose, Accumulation Units

Symetra Resource Variable Account B
Notes to Financial Statements

3.	EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last. Redemption fees will be incurred when you withdraw contract Value invested in one of the sub-accounts or you transfer contract Value out of one of these sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the sub-accounts. The redemption fee will not apply to deductions from your contract Value to pay the mortality and expense risk charge or other charges under the contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Mutual Funds or Symetra Life designates as exempt. The redemption fee charge is reflected as transfers out in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products.

Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge is reflected as contract maintenance charge in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products.
A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Resource Variable Account B. A transfer charge of $25 for the Symetra True Variable Annuity will be assessed for transfers exceeding 25 every contract year. These charges are reflected as contract maintenance charges in the accompanying Statements of Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectus.

4.	INVESTMENT TRANSACTIONS
The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2015. The table also summarizes underlying investment information for each sub-account as of December 31, 2015.

	Year Ended		As of December 31, 2015
	December 31, 2015		Investments
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Net Asset Value[2]
AB Small Cap Growth Class A1	$—	$31,955	$—	$—	—	$17.31
AB VPS Real Estate Investment Portfolio Class A1	147,565	179,145	145,399	128,650	14,168	9.08
AB VPS Small/Mid Cap Value Portfolio Class A1	30,242	866	144,611	127,996	7,403	17.29
ALPS/Alerian Energy Infrastructure-Class I	16,347	18,604	254,624	148,787	20,957	7.10
American Century Balanced	66,558	89,907	391,262	421,546	60,829	6.93
American Century International	45,986	81,877	390,188	472,342	47,140	10.02
American Century Mid Cap Value	74,906	65,432	57,456	53,971	2,935	18.39
American Century Value	41,611	64,629	131,851	161,211	18,216	8.85
American Funds IS Global Growth and Income Fund	20,590	4,837	418,928	418,408	33,880	12.35
American Funds IS Growth Fund	212,852	99,144	1,046,070	946,706	13,918	68.02
American Funds IS Growth-Income Fund	15,408	81,659	93,108	84,786	1,868	45.40
American Funds IS International Fund	191,846	17,855	1,217,421	1,032,517	57,109	18.08
American Funds IS New World Fund	8,920	27,159	123,216	98,323	5,210	18.87
BlackRock Capital Appreciation I	20,808	133	29,090	27,356	3,088	8.86
BlackRock Global Allocation I	118,220	83,806	229,055	205,385	13,611	15.09
BlackRock High Yield I	104,303	25,453	322,831	285,225	42,131	6.77
Calvert Russell 2000 Small Cap Index	21	1,489	748	667	9	69.72
Columbia Income Opportunities	6,060	943	69,006	57,797	7,162	8.07
Columbia Small Cap Value	41,164	8,240	44,511	42,233	2,636	16.02

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2015
	December 31, 2015		Investments
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Net Asset Value[2]
Columbia VP Mid Cap Growth Fund - Class 1[1]	$44,295	$45,379	$67,490	$75,131	3,665	$20.50
Columbia VP Select International Equity Fund - Class 1[1]	4,671	1,196	107,642	114,251	8,401	13.60
Delaware VIP Emerging Markets	97,581	195,985	378,555	297,732	18,299	16.27
Delaware VIP Intl Value Equity	1,030	14,810	38,995	35,461	3,271	10.84
Delaware VIP Small Cap Value	59,796	33,312	124,863	110,943	3,291	33.72
Delaware VIP Smid Cap Growth	116,971	37,717	234,769	238,397	8,002	29.79
Deutsche Alternative Asset Allocation VIP A	144,396	28,176	180,961	176,150	13,980	12.60
Deutsche CROCI International VIP - Class A1	220,389	556,565	2,726,738	2,235,102	312,601	7.15
Deutsche Global Income Builder VIP A	409,125	637,928	3,544,704	3,668,591	159,990	22.93
DFA VA Global Bond	262,236	99,577	444,978	439,652	41,243	10.66
DFA VA International Small Portfolio	232,064	84,595	1,183,115	1,045,934	94,483	11.07
DFA VA International Value Portfolio	178,978	65,188	1,292,865	1,032,780	97,894	10.55
DFA VA Short Term Fixed Portfolio	1,039,136	83,337	1,610,817	1,605,875	157,904	10.17
DFA VA U.S. Large Value Portfolio	836,479	663,697	2,413,723	2,212,602	107,096	20.66
DFA VA U.S. Targeted Value	253,717	79,233	1,730,212	1,481,025	93,498	15.84
Dreyfus Appreciation	15,930	81,709	110,518	146,267	3,233	45.23
Dreyfus Midcap Stock	117,869	190,485	341,490	487,048	25,702	18.95
Dreyfus Quality Bond	5,690	44,096	171,507	168,194	14,351	11.72
Dreyfus Socially Responsible	12,013	7,610	67,011	77,932	2,021	38.56
Dreyfus Stock Index	69,377	79,809	327,192	414,723	9,541	43.47
Dreyfus Technology Growth	9,199	3,290	62,175	91,018	5,120	17.78
Eaton Vance VT Floating-Rate Income Fund Advisor Class	147,510	5,869	162,978	156,832	17,802	8.81
Federated High Income Bond	17,628	31,317	237,176	246,202	38,712	6.36
Federated Managed Volatility II	4,059	21,873	46,085	46,066	4,959	9.29
Fidelity Contrafund	419,865	588,899	1,350,145	1,645,794	48,520	33.92
Fidelity Energy	11,791	13,487	223,963	161,501	10,373	15.57
Fidelity Equity-Income	73,713	62,695	227,910	233,099	11,393	20.46
Fidelity Financial Services	32,356	120	35,643	33,344	3,424	9.74
Fidelity Government Money Market Portfolio - Service Class II1	231,568	252,324	576,864	576,864	576,864	1.00
Fidelity Growth	23,055	174,746	279,529	526,973	8,015	65.75
Fidelity Growth & Income	36,417	209,781	182,151	245,007	12,978	18.88
Fidelity Growth Opportunities	98,569	89,985	212,057	306,838	9,664	31.75
Fidelity Investment Grade Bond	12,858	568	48,923	46,654	3,771	12.37
Fidelity Mid Cap I	15,404	1,278	135,704	120,922	3,704	32.65
Fidelity Real Estate	2,045	36,778	32,335	37,379	1,906	19.61
Fidelity Strategic Income	139,123	61,340	152,757	143,650	13,552	10.60
Fidelity Technology	1,199	31,101	22,897	22,969	1,928	11.91
Franklin Income VIP Fund - Class 1	237,522	190,647	377,164	337,390	23,046	14.64
Franklin Income VIP Fund - Class 2	16,197	51,302	242,822	242,682	17,090	14.20
Franklin Mutual Global Discovery VIP Fund - Class 1	13,286	57,120	121,996	107,934	5,437	19.85
Franklin Mutual Shares VIP Fund - Class 1	7,183	492	68,794	67,184	3,449	19.48
Franklin Mutual Shares VIP Fund - Class 2	26,797	129,790	109,278	127,250	6,627	19.20

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2015
	December 31, 2015		Investments
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Net Asset Value[2]
Franklin Rising Dividends VIP Fund - Class 1	$168,379	$119,799	$318,175	$304,271	12,046	$25.26
Franklin Small-Mid Cap Growth VIP Fund - Class 2	111,482	49,818	426,837	399,687	22,594	17.69
Franklin Strategic Income VIP Fund - Class 1	221,670	135,415	761,513	665,155	63,048	10.55
Franklin U.S. Government Securities VIP Fund - Class 1	498	266	7,328	6,981	548	12.74
Franklin U.S. Government Securities VIP Fund - Class 2	13,947	90,251	319,365	303,486	24,338	12.47
Goldman Sachs VIT Strategic Income Fund	12,304	1,651	308,863	286,768	30,968	9.26
Invesco American Franchise Fund I	2,063	36,069	152,675	224,491	3,918	57.30
Invesco Balanced-Risk Allocation I	81,114	352	107,232	94,784	9,293	10.20
Invesco Comstock	131,593	1,958	306,420	315,281	17,944	17.57
Invesco Global Real Estate	36,273	154,572	335,277	396,126	24,213	16.36
Invesco International Growth I	465,586	70,744	632,717	635,108	18,965	33.49
Invesco International Growth II	12,431	93,258	169,213	197,871	5,989	33.04
Invesco Mid Cap Core Equity Fund	1,052	15,617	10,499	9,173	756	12.12
Invesco Mid Cap Growth Fund II	2,926	18,660	12,658	18,513	3,473	5.33
Invesco Small Cap Equity I	20,246	15,456	67,339	54,260	3,076	17.64
Janus Aspen Enterprise Portfolio	280,975	155,444	198,753	190,387	3,321	57.33
Janus Aspen Flexible Bond	193,268	4,305	534,942	515,304	44,156	11.67
Janus Aspen Perkins Mid Cap Value Portfolio	27,725	2,546	179,075	163,494	10,086	16.21
JP Morgan Insurance Trust Mid Cap Value I	296,131	202,995	643,385	650,223	63,810	10.19
JP Morgan Insurance Trust U.S. Equity I	6,943	70,350	40,529	61,264	2,403	25.50
Merger VL	709	154	26,102	25,323	2,419	10.47
MFS Growth Series	20,272	2,238	300,198	370,570	9,225	40.17
MFS International Growth Portfolio	3,564	21,524	57,498	51,306	4,082	12.57
MFS International Value Portfolio	366,236	410,146	584,394	585,443	26,065	22.46
MFS New Discovery Series	1,145	11,083	3,191	2,965	192	15.49
MFS Utilities Series	97,919	145,473	750,734	636,995	24,921	25.56
PIMCO All Asset Institutional Class	78,047	775,653	1,078,464	890,369	96,885	9.19
PIMCO CommodityRealReturn Strat. Institutional Class	30,253	25,351	161,298	98,045	14,230	6.89
PIMCO Emerging Markets Bond Institutional Class	26,122	142,916	233,923	206,963	17,689	11.70
PIMCO Global Bond (Unhedged) Institutional Class	4,783	92,388	209,560	180,331	16,015	11.26
PIMCO Global Dividend Portfolio Institutional Class[1]	2,577	20	3,779	2,984	313	9.52
PIMCO Low Duration Institutional Class	34,110	205,804	174,187	168,866	16,474	10.25
PIMCO Real Return Institutional Class	14,076	83,083	263,846	240,013	20,118	11.93
PIMCO Total Return Institutional Class	520,387	407,877	1,539,039	1,466,980	138,656	10.58
PIMCO Unconstrained Bond Institutional Class	145,820	70,566	435,666	417,034	42,040	9.92
Pioneer Bond VCT Class I	211,699	576,320	2,879,083	2,689,216	248,312	10.83
Pioneer Emerging Markets VCT Class II	57,442	21,702	80,329	69,016	4,589	15.04
Pioneer Equity Income VCT Class II	5,595	4,640	75,667	94,394	3,332	28.33
Pioneer Fund VCT Class I	7,814,436	3,271,811	28,186,376	25,747,703	1,303,682	19.75
Pioneer High Yield VCT Class II	11,349	79,841	83,837	69,202	8,151	8.49

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2015
	December 31, 2015		Investments
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Net Asset Value[2]
Pioneer Mid Cap Value VCT Class I	$524,193	$463,284	$2,942,745	$3,059,860	162,069	$18.88
Pioneer Select Mid Cap Growth VCT Class I	2,509,621	3,101,602	16,731,309	18,378,818	703,899	26.11
Pioneer Strategic Income VCT Class I	7,245	197,555	70,006	65,958	6,745	9.78
Pioneer Strategic Income VCT Class II	9,811	114,993	163,348	151,354	15,508	9.76
Royce Capital Micro-Cap	2,173	148	28,813	24,706	2,645	9.34
Royce Capital Small-Cap	250,803	135,676	200,200	150,700	17,876	8.43
SEI VP Balanced Strategy Fund - Class II Shares	74,856	203	74,641	71,173	7,300	9.75
SEI VP Defensive Strategy Fund - Class II Shares	573,324	2,834	570,487	563,122	56,997	9.88
SEI VP Market Growth Strategy Fund - Class II Shares	25,242	32	25,210	24,536	2,519	9.74
SEI VP Moderate Strategy Fund - Class II Shares[1]	35,143	35,175	—	—	—	9.93
Sentinel VP Bond	12,573	420	83,503	77,353	8,246	9.38
Sentinel VP Common Stock	377,571	450,805	174,125	158,066	10,224	15.46
T. Rowe Price Blue Chip Growth	380,575	324,029	721,206	831,264	36,127	23.01
T. Rowe Price Equity Income Portfolio	161,316	3,019	465,439	465,316	17,355	26.81
T. Rowe Price Health Sciences Portfolio	213,605	220,072	1,107,175	1,354,543	34,750	38.98
T. Rowe Price International Stock Portfolio	5,507	4,372	196,431	185,005	12,611	14.67
T. Rowe Price New America Growth Portfolio	191,923	140,079	756,976	697,413	28,570	24.41
Templeton Developing Markets VIP Fund - Class 1	107,902	107,848	278,225	187,662	29,460	6.37
Templeton Developing Markets VIP Fund - Class 2	78,491	23,567	236,924	208,576	33,003	6.32
Templeton Foreign VIP Fund - Class 1	8,705	3,393	82,979	66,570	4,946	13.46
Templeton Global Bond VIP Fund - Class 1	769,801	247,453	2,295,655	2,064,378	126,339	16.34
Templeton Growth VIP Fund - Class 2	9,830	7,611	153,656	150,523	11,301	13.32
Van Eck VIP Global Hard Assets	12,425	72,795	259,918	146,686	8,689	16.88
Van Eck VIP Multi Manager Alternative[1]	3,583	84,858	—	—	—	—
Vanguard Balanced	276,448	558,875	1,203,366	1,187,467	53,203	22.32
Vanguard Capital Growth	406,954	336,279	715,664	713,905	26,797	26.64
Vanguard Equity Income	202,834	281,407	951,235	920,454	43,376	21.22
Vanguard Equity Index	406,220	551,891	441,976	429,678	12,923	33.25
Vanguard High Yield Bond	288,382	129,749	1,447,463	1,358,042	178,926	7.59
Vanguard International	114,925	88,308	206,006	201,358	10,169	19.80
Vanguard Mid-Cap Index	691,480	704,208	1,890,305	1,823,185	87,822	20.76
Vanguard Money Market	680,711	711,595	386,552	386,552	386,552	1.00
Vanguard REIT Index	150,391	169,482	881,434	957,750	69,554	13.77
Vanguard Short Term Investment Grade	432,716	500,341	1,244,182	1,237,959	117,342	10.55
Vanguard Small Company Growth	100,690	62,138	164,147	152,198	7,320	20.79
Vanguard Total Bond Market Index	350,907	70,035	1,248,926	1,240,100	105,182	11.79
Vanguard Total Stock Market Index	251,402	170,066	568,563	575,361	17,946	32.06
Virtus Equity Trend Series Class I1	496	96	16,683	16,015	1,401	11.43
Virtus International Series I1	700	719	—	—	—	13.99
Virtus Multi-Sector Fixed Income Series I	8,167	24,072	110,415	100,642	11,515	8.74
Virtus Real Estate Securities Series I	46,767	18,735	42,013	37,099	1,627	22.81
Virtus Small-Cap Growth Series I	189,160	278,135	50,098	44,160	2,337	18.90

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2015
	December 31, 2015		Investments
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Net Asset Value[2]
Voya Global Resources Portfolio Service[1]	$961	$75,865	$—	$—	—	$—
Voya Global Value Advantage Portfolio[1]	76,926	34,699	28,181	21,368	2,393	8.93
VY JPMorgan Emerging Markets Equity Portfolio Initial	7,109	2,514	91,622	66,617	4,924	13.53

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2Net asset values represent the amounts published by the underlying Mutual Funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units Outstanding for the years ended December 31, 2015 and 2014 were as follows:

	2015			2014
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Resource Variable Account B
American Century Balanced	661	(4,818)	(4,157)	617	(5,033)	(4,416)
American Century International	3,331	(5,826)	(2,495)	4,004	(4,847)	(843)
American Century Value	1,641	(2,876)	(1,235)	349	(2,123)	(1,774)
Deutsche CROCI International VIP - Class A1	6,065	(30,253)	(24,188)	3,464	(23,810)	(20,346)
Deutsche Global Income Builder VIP A	5,629	(18,821)	(13,192)	1,929	(19,340)	(17,411)
Dreyfus Appreciation	126	(3,195)	(3,069)	103	(1,486)	(1,383)
Dreyfus Midcap Stock	317	(7,713)	(7,396)	530	(3,026)	(2,496)
Dreyfus Quality Bond	91	(2,349)	(2,258)	465	(3,014)	(2,549)
Dreyfus Socially Responsible	32	(573)	(541)	570	(4,765)	(4,195)
Dreyfus Stock Index	2,252	(3,191)	(939)	1,406	(6,501)	(5,095)
Dreyfus Technology Growth	—	(271)	(271)	—	(234)	(234)
Federated High Income Bond	66	(1,034)	(968)	117	(1,395)	(1,278)
Federated Managed Volatility II	70	(867)	(797)	4	(2,723)	(2,719)
Fidelity Contrafund	5,764	(18,033)	(12,269)	1,873	(6,200)	(4,327)
Fidelity Equity-Income	1,862	(2,739)	(877)	371	(1,891)	(1,520)
Fidelity Government Money Market Portfolio - Service Class II1	22,667	(23,984)	(1,317)	7,341	(22,106)	(14,765)
Fidelity Growth	100	(13,371)	(13,271)	524	(6,084)	(5,560)
Fidelity Growth & Income	753	(11,988)	(11,235)	93	(7,053)	(6,960)
Fidelity Growth Opportunities	3,940	(5,098)	(1,158)	807	(2,515)	(1,708)
Franklin Income VIP Fund - Class 2	141	(2,962)	(2,821)	83	(1,149)	(1,066)
Franklin Mutual Shares VIP Fund - Class 2	109	(7,067)	(6,958)	66	(1,274)	(1,208)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	312	(3,136)	(2,824)	1,433	(4,517)	(3,084)
Franklin U.S. Government Securities VIP Fund - Class 2	309	(5,231)	(4,922)	1,502	(18,067)	(16,565)
Invesco American Franchise Fund I	60	(2,503)	(2,443)	65	(675)	(610)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2015			2014
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Invesco Global Real Estate	76	(2,702)	(2,626)	337	(1,464)	(1,127)
Invesco International Growth I	—	(158)	(158)	—	(161)	(161)
Invesco International Growth II	687	(6,529)	(5,842)	1,657	(3,414)	(1,757)
Invesco Mid Cap Growth Fund II	31	(1,263)	(1,232)	28	(922)	(894)
JP Morgan Insurance Trust Mid Cap Value I	1,114	(4,228)	(3,114)	968	(3,586)	(2,618)
JP Morgan Insurance Trust U.S. Equity I	—	(4,795)	(4,795)	—	(1,389)	(1,389)
Pioneer Bond VCT Class I	2,392	(13,290)	(10,898)	1,262	(11,462)	(10,200)
Pioneer Emerging Markets VCT Class II	3,897	(1,501)	2,396	269	(201)	68
Pioneer Equity Income VCT Class II	17	(185)	(168)	828	(1,848)	(1,020)
Pioneer Fund VCT Class I	3,212	(35,040)	(31,828)	3,518	(51,308)	(47,790)
Pioneer High Yield VCT Class II	18	(4,974)	(4,956)	56	(955)	(899)
Pioneer Mid Cap Value VCT Class I	2,910	(10,990)	(8,080)	563	(13,249)	(12,686)
Pioneer Select Mid Cap Growth VCT Class I	3,356	(34,360)	(31,004)	2,762	(33,291)	(30,529)
Pioneer Strategic Income VCT Class II	127	(7,247)	(7,120)	5,688	(15,694)	(10,006)
Templeton Developing Markets VIP Fund - Class 2	2,836	(1,149)	1,687	261	(533)	(272)
Templeton Growth VIP Fund - Class 2	357	(349)	8	6,814	(197)	6,617
Voya Global Resources Portfolio Service[1]	—	(1,920)	(1,920)	—	(449)	(449)
Voya Global Value Advantage Portfolio[1]	1,903	(1,173)	730	—	—	—
VY JPMorgan Emerging Markets Equity Portfolio Initial	48	(75)	(27)	11	(524)	(513)
Symetra True Variable Annuity
AB Small Cap Growth Class A1	—	(2,053)	(2,053)	—	—	—
AB VPS Real Estate Investment Portfolio Class A1	10,663	(13,930)	(3,267)	3,426	(2,966)	460
AB VPS Small/Mid Cap Value Portfolio Class A1	432	(4)	428	5	(99)	(94)
ALPS/Alerian Energy Infrastructure-Class I	922	(1,528)	(606)	19,533	(708)	18,825
American Century Mid Cap Value	4,397	(3,886)	511	84	—	84
American Century Value	—	—	—	10	(240)	(230)
American Funds IS Global Growth and Income Fund	890	(187)	703	140	—	140
American Funds IS Growth Fund	424	(6,626)	(6,202)	62,518	(1,436)	61,082
American Funds IS Growth-Income Fund	63	(5,552)	(5,489)	4,718	—	4,718
American Funds IS International Fund	9,556	(1,004)	8,552	76,195	(32)	76,163
American Funds IS New World Fund	285	(2,584)	(2,299)	5,018	(539)	4,479
BlackRock Capital Appreciation I	1,164	—	1,164	351	—	351
BlackRock Global Allocation I	14,048	(12,372)	1,676	13,064	(8,855)	4,209
BlackRock High Yield I	8,822	(3,621)	5,201	19,010	(10,670)	8,340
Calvert EAFE International Index[1]	—	—	—	635,325	(734,608)	(99,283)
Calvert Russell 2000 Small Cap Index	—	(90)	(90)	—	(95,537)	(95,537)
Columbia Income Opportunities	2,856	(2,904)	(48)	8	(1,458)	(1,450)
Columbia VP Select International Equity Fund - Class 1[1]	272	(35)	237	366	(465)	(99)
Columbia VP Mid Cap Growth Fund - Class 1[1]	2,834	(2,834)	—	—	—	—
Columbia Small Cap Value	2,673	(555)	2,118	649	—	649

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2015			2014
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Delaware VIP Emerging Markets	7,572	(17,942)	(10,370)	163,140	(157,112)	6,028
Delaware VIP Intl Value Equity	—	(1,170)	(1,170)	1,088	—	1,088
Delaware VIP Small Cap Value	3,250	(2,225)	1,025	4,786	(4,761)	25
Delaware VIP Smid Cap Growth	6,441	(2,335)	4,106	3,533	(3,550)	(17)
Deutsche Alternative Asset Allocation VIP A	14,962	(2,765)	12,197	2,718	—	2,718
DFA VA Global Bond	25,037	(9,957)	15,080	10,308	(627)	9,681
DFA VA International Small Portfolio	12,305	(5,599)	6,706	57,794	(7,120)	50,674
DFA VA International Value Portfolio	11,014	(4,725)	6,289	54,616	(7,668)	46,948
DFA VA Short Term Fixed Portfolio	105,507	(9,068)	96,439	13,814	(21,449)	(7,635)
DFA VA U.S. Large Value Portfolio	43,730	(41,604)	2,126	74,470	(10,512)	63,958
DFA VA U.S. Targeted Value	8,089	(4,828)	3,261	66,832	(2,423)	64,409
Dreyfus Appreciation	—	(2,208)	(2,208)	8	(439)	(431)
Eaton Vance VT Floating-Rate Income Fund Advisor Class	14,378	(553)	13,825	2,109	—	2,109
Fidelity Contrafund	4,944	(3,572)	1,372	8,983	(11,698)	(2,715)
Fidelity Energy	3,207	(4,050)	(843)	2,401	(2,608)	(207)
Fidelity Financial Services	1,876	—	1,876	225	(3,953)	(3,728)
Fidelity Investment Grade Bond	1,088	(30)	1,058	3,461	(265)	3,196
Fidelity Mid Cap I	16	(33)	(17)	6,360	(5,249)	1,111
Fidelity Real Estate	26	(2,812)	(2,786)	3,058	(1,900)	1,158
Fidelity Strategic Income	12,211	(5,568)	6,643	6,153	(1,487)	4,666
Fidelity Technology	—	(2,061)	(2,061)	2,343	(9,986)	(7,643)
Franklin Income VIP Fund - Class 1	22,108	(20,075)	2,033	36,632	(23,618)	13,014
Franklin Mutual Global Discovery VIP Fund - Class 1	292	(3,667)	(3,375)	3,127	(3,215)	(88)
Franklin Mutual Shares VIP Fund - Class 1	—	(4)	(4)	14	(3,350)	(3,336)
Franklin Rising Dividends VIP Fund - Class 1	9,559	(7,906)	1,653	21,341	(9,728)	11,613
Franklin Strategic Income VIP Fund - Class 1	14,849	(11,508)	3,341	59,627	(23,426)	36,201
Franklin U.S. Government Securities VIP Fund - Class 1	30	(22)	8	62	(2)	60
Goldman Sachs VIT Strategic Income Fund	444	—	444	29,235	—	29,235
Invesco Balanced-Risk Allocation I	10,287	(3,205)	7,082	7,259	(7,640)	(381)
Invesco Comstock	7,850	—	7,850	862	—	862
Invesco Core Equity[1]	—	—	—	—	(4,414)	(4,414)
Invesco Global Real Estate	1,462	(4,863)	(3,401)	3,685	(2,287)	1,398
Invesco International Growth I	33,799	(4,727)	29,072	2,049	(153)	1,896
Invesco Mid Cap Core Equity Fund	—	(1,064)	(1,064)	228	(2,103)	(1,875)
Invesco Small Cap Equity I	1,948	(2,334)	(386)	2,176	(1,441)	735
Janus Aspen Enterprise Portfolio	16,674	(9,098)	7,576	2,193	(2,496)	(303)
Janus Aspen Flexible Bond	19,575	(3,069)	16,506	22,837	(11,813)	11,024
Janus Aspen Overseas Portfolio[1]	—	—	—	4,521	(5,919)	(1,398)
Janus Aspen Perkins Mid Cap Value Portfolio	727	(112)	615	6,227	(5,192)	1,035

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2015			2014
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
JP Morgan Insurance Trust Mid Cap Value I	11,515	(3,457)	8,058	4,392	(4,904)	(512)
Merger VL	—	—	—	—	(1,495)	(1,495)
MFS Growth Series	—	(4)	(4)	85	(5,136)	(5,051)
MFS International Growth Portfolio	53	(1,595)	(1,542)	518	(1,346)	(828)
MFS International Value Portfolio	23,222	(26,707)	(3,485)	26,096	(7,309)	18,787
MFS New Discovery Series	46	(802)	(756)	3,859	(2,891)	968
MFS Utilities Series	1,204	(9,513)	(8,309)	13,193	(7,014)	6,179
PIMCO All Asset Institutional Class	3,815	(72,897)	(69,082)	87,595	(17,427)	70,168
PIMCO CommodityRealReturn Strat. Institutional Class	4,110	(3,786)	324	2,403	(1,979)	424
PIMCO Emerging Markets Bond Institutional Class	4,137	(16,650)	(12,513)	10,811	(12,606)	(1,795)
PIMCO Foreign Bond (Unhedged) Institutional Class[1]	356	(356)	—	354	(354)	—
PIMCO Global Bond (Unhedged) Institutional Class	—	(9,804)	(9,804)	40	(240)	(200)
PIMCO Global Dividend Portfolio Institutional Class[1]	162	—	162	95	—	95
PIMCO Global Multi-Asset Portfolio - Institutional Class Shares[1]	—	—	—	—	(279)	(279)
PIMCO Low Duration Institutional Class	2,568	(19,891)	(17,323)	4,436	(11,196)	(6,760)
PIMCO Real Return Institutional Class	353	(8,502)	(8,149)	8,979	(198)	8,781
PIMCO Total Return Institutional Class	43,433	(40,337)	3,096	44,886	(37,115)	7,771
PIMCO Unconstrained Bond Institutional Class	12,487	(6,483)	6,004	9,586	(58,634)	(49,048)
Pioneer Strategic Income VCT Class I	2,869	(20,592)	(17,723)	6,184	(5,003)	1,181
Royce Capital Micro-Cap	57	—	57	19	—	19
Royce Capital Small-Cap	14,750	(8,870)	5,880	4,796	(8,887)	(4,091)
SEI VP Balanced Strategy Fund - Class II Shares	7,297	—	7,297	—	—	—
SEI VP Defensive Strategy Fund - Class II Shares	56,841	(180)	56,661	—	—	—
SEI VP Market Growth Strategy Fund - Class II Shares	2,519	—	2,519	—	—	—
SEI VP Moderate Strategy Fund - Class II Shares[1]	3,331	(3,331)	—	—	—	—
Sentinel VP Bond	962	—	962	6,523	—	6,523
Sentinel VP Common Stock	22,922	(28,534)	(5,612)	15,834	(1,453)	14,381
T. Rowe Price Blue Chip Growth	26,248	(21,797)	4,451	2,526	(10,535)	(8,009)
T. Rowe Price Equity Income Portfolio	10,525	(73)	10,452	96	(6,488)	(6,392)
T. Rowe Price Health Sciences Portfolio	5,831	(9,491)	(3,660)	20,921	(3,279)	17,642
T. Rowe Price International Stock Portfolio	—	(234)	(234)	122	(17)	105
T. Rowe Price New America Growth Portfolio	8,021	(8,208)	(187)	1,147	(8,337)	(7,190)
Templeton Developing Markets VIP Fund - Class 1	7,396	(10,634)	(3,238)	15,151	(7,094)	8,057
Templeton Foreign VIP Fund - Class 1	272	(236)	36	4,307	(4,233)	74
Templeton Global Bond VIP Fund - Class 1	59,981	(23,930)	36,051	78,229	(12,430)	65,799
Van Eck VIP Global Hard Assets	1,299	(8,911)	(7,612)	3,120	(1,237)	1,883

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2015			2014
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Van Eck VIP Multi Manager Alternative[1]	9	(8,223)	(8,214)	2,158	—	2,158
Vanguard Balanced	11,553	(40,089)	(28,536)	26,578	(4,616)	21,962
Vanguard Capital Growth	20,984	(18,618)	2,366	16,247	(329)	15,918
Vanguard Equity Income	7,165	(17,970)	(10,805)	14,788	(52,912)	(38,124)
Vanguard Equity Index	24,856	(35,727)	(10,871)	37,346	(143,396)	(106,050)
Vanguard High Yield Bond	17,957	(10,527)	7,430	16,603	(4,401)	12,202
Vanguard International	8,737	(6,398)	2,339	2,223	(514)	1,709
Vanguard Mid-Cap Index	33,943	(42,384)	(8,441)	157,963	(149,633)	8,330
Vanguard Money Market	69,330	(72,279)	(2,949)	1,001,949	(1,138,991)	(137,042)
Vanguard REIT Index	8,263	(12,254)	(3,991)	31,934	(5,296)	26,638
Vanguard Short Term Investment Grade	39,727	(47,841)	(8,114)	80,912	(16,823)	64,089
Vanguard Small Company Growth	4,860	(3,847)	1,013	5,807	(313)	5,494
Vanguard Total Bond Market Index	32,143	(7,156)	24,987	61,619	(1,734)	59,885
Vanguard Total Stock Market Index	15,858	(11,872)	3,986	13,619	(17,115)	(3,496)
Virtus Equity Trend Series Class I1	53	(8)	45	230	(950)	(720)
Virtus International Series I1	71	(71)	—	268	(548)	(280)
Virtus Multi-Sector Fixed Income Series I	357	(2,296)	(1,939)	9,854	(239)	9,615
Virtus Real Estate Securities Series I	3,431	(1,722)	1,709	—	—	—
Virtus Small-Cap Growth Series I	13,263	(20,529)	(7,266)	10,494	(815)	9,679

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts by variable annuity product, net investment income ratios, and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2015.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
AB Small Cap Growth Class A1
Symetra True Variable Annuity
2015	$14.660	—	$—	0.00%	0.60%	(1.84)%
2014	14.935	2,053	30,654	0.00	0.60	(2.40)
2013	15.303	2,053	31,409	0.00	0.60	44.79
2012	10.569	3,296	34,839	0.00	0.60	5.69
AB VPS Real Estate Investment Portfolio Class A1
Symetra True Variable Annuity
2015	13.935	9,232	128,650	1.35	0.60	0.20
2014	13.907	12,499	173,827	2.87	0.60	24.59
2013	11.162	12,039	134,380	1.80	0.60	3.57
2012	10.777	1,022	11,013	0.00	0.60	7.77
AB VPS Small/Mid Cap Value Portfolio Class A1
Symetra True Variable Annuity
2015	15.946	8,027	127,996	0.79	0.60	(6.05)
2014	16.973	7,599	128,972	0.70	0.60	8.54
2013	15.637	7,693	120,292	0.64	0.60	37.24
2012	11.394	—	—	0.00	0.60	13.94
ALPS/Alerian Energy Infrastructure-Class I
Symetra True Variable Annuity
2015	7.529	19,761	148,787	0.98	0.60	(38.08)
2014	12.160	20,367	247,666	3.65	0.60	11.76
2013	10.880	1,542	16,777	0.00	0.60	8.80
American Century Balanced
Resource Variable Account B
2015	17.022	24,765	421,546	1.72	1.25	(3.78)
2014	17.691	28,922	511,667	1.53	1.25	8.49
2013	16.307	33,338	543,633	1.59	1.25	15.97
2012	14.062	41,594	584,871	2.07	1.25	10.41
2011	12.736	45,292	576,854	1.86	1.25	4.03
American Century International
Resource Variable Account B
2015	12.317	38,347	472,342	0.37	1.25	(0.50)
2014	12.379	40,842	505,561	1.72	1.25	(6.68)
2013	13.265	41,685	552,939	1.70	1.25	20.89
2012	10.973	45,607	500,420	0.90	1.25	19.66
2011	9.170	54,781	502,382	1.55	1.25	(13.14)
American Century Mid Cap Value
Symetra True Variable Annuity
2015	16.138	3,344	53,971	1.46	0.60	(2.02)
2014	16.471	2,833	46,663	1.20	0.60	15.72
2013	14.233	2,749	39,124	1.25	0.60	29.34
2012	11.004	1,109	12,205	0.84	0.60	10.04

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Ultra II1
Resource Variable Account B
2015	$18.269	—	$—	0.00%	1.25%	4.73%
2014	17.444	—	—	0.00	1.25	8.46
2013	16.083	—	—	1.44	1.25	35.22
2012	11.894	1,902	22,618	0.00	1.25	12.37
2011	10.585	—	—	0.00	1.25	(0.39)
American Century Value
Resource Variable Account B
2015	21.280	7,449	158,510	2.14	1.25	(5.08)
2014	22.419	8,684	194,687	1.53	1.25	11.68
2013	20.075	10,458	209,946	1.67	1.25	30.09
2012	15.432	9,788	151,038	1.90	1.25	13.15
2011	13.638	11,636	158,707	2.03	1.25	(0.24)
Symetra True Variable Annuity
2015	15.314	176	2,701	2.14	0.60	(4.46)
2014	16.029	176	2,828	1.54	0.60	12.41
2013	14.260	406	5,783	1.58	0.60	30.93
2012	10.891	—	—	0.00	0.60	8.91
American Funds IS Global Growth and Income Fund
Symetra True Variable Annuity
2015	12.162	34,404	418,408	2.22	0.60	(1.73)
2014	12.376	33,701	417,096	3.81	0.60	5.36
2013	11.746	33,561	394,213	18.48	0.60	17.46
American Funds IS Growth Fund
Symetra True Variable Annuity
2015	14.309	66,162	946,706	0.85	0.60	6.48
2014	13.438	72,364	972,465	1.73	0.60	8.14
2013	12.427	11,282	14,206	1.05	0.60	24.27
American Funds IS Growth-Income Fund
Symetra True Variable Annuity
2015	14.214	5,965	84,786	1.33	0.60	1.12
2014	14.057	11,454	161,020	1.91	0.60	10.23
2013	12.752	6,736	85,899	3.29	0.60	27.52
American Funds IS International Fund
Symetra True Variable Annuity
2015	10.773	95,843	1,032,517	1.80	0.60	(4.82)
2014	11.319	87,291	988,087	2.62	0.60	(3.00)
2013	11.669	11,128	129,848	1.59	0.60	16.69
American Funds IS New World Fund
Symetra True Variable Annuity
2015	9.700	10,137	98,323	0.78	0.60	(3.53)
2014	10.055	12,436	125,048	1.57	0.60	(8.19)
2013	10.952	7,957	87,150	0.92	0.60	9.52
BlackRock Capital Appreciation I
Symetra True Variable Annuity
2015	16.266	1,682	27,356	0.00	0.60	6.33
2014	15.298	518	7,922	0.00	0.60	8.13

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
BlackRock Capital Appreciation I (continued)
2013	$14.148	167	$2,358	0.00%	0.60%	33.02%
2012	10.636	1,009	10,729	0.76	0.60	6.36
BlackRock Global Allocation I
Symetra True Variable Annuity
2015	12.256	16,757	205,385	1.17	0.60	(1.30)
2014	12.418	15,081	187,279	1.90	0.60	1.50
2013	12.235	10,872	133,016	1.42	0.60	14.07
2012	10.726	3,997	42,874	2.21	0.60	7.26
BlackRock High Yield I
Symetra True Variable Annuity
2015	11.608	24,691	286,620	5.11	0.60	(4.15)
2014	12.111	19,490	236,042	5.33	0.60	2.27
2013	11.842	11,150	132,037	5.75	0.60	8.67
2012	10.897	1,774	19,327	1.61	0.60	8.97
Calvert EAFE International Index[1]
Symetra True Variable Annuity
2015	12.819	—	—	0.00	0.60	(2.20)
2014	13.107	—	—	0.00	0.60	(7.00)
2013	14.093	99,283	1,399,183	2.26	0.60	20.02
2012	11.742	—	—	0.00	0.60	17.42
Calvert Russell 2000 Small Cap Index
Symetra True Variable Annuity
2015	14.719	45	667	0.07	0.60	(5.76)
2014	15.619	135	2,120	0.01	0.60	3.53
2013	15.087	95,672	1,443,385	2.40	0.60	37.07
2012	11.007	—	—	0.00	0.60	10.07
Columbia Income Opportunities
Symetra True Variable Annuity
2015	11.614	4,977	57,797	9.23	0.60	(1.58)
2014	11.801	5,025	59,302	0.00	0.60	3.39
2013	11.414	6,475	73,909	12.78	0.60	4.47
2012	10.926	6,630	72,438	0.00	0.60	9.26
Columbia Small Cap Value
Symetra True Variable Annuity
2015	14.263	2,961	42,233	0.49	0.60	(6.68)
2014	15.284	843	12,891	0.35	0.60	2.67
2013	14.887	194	2,887	1.30	0.60	33.42
2012	11.158	1,829	20,410	0.00	0.60	11.58
Columbia VP Mid Cap Growth Fund - Class 1[1]
Symetra True Variable Annuity
2015	15.213	4,938	75,131	0.00	0.60	4.98
2014	14.491	4,938	71,564	0.00	0.60	6.77
2013	13.572	4,938	67,024	0.00	0.60	20.53
Columbia VP Select International Equity Fund - Class 1[1]
Symetra True Variable Annuity
2015	13.477	8,477	114,251	1.01	0.60	4.57
2014	12.888	8,240	106,201	1.85	0.60	(9.01)

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Columbia VP Select International Equity Fund - Class 1[1] (continued)
2013	$14.164	8,339	$118,111	1.57%	0.60%	22.12%
2012	11.598	—	—	0.00	0.60	15.98
Delaware VIP Emerging Markets
Symetra True Variable Annuity
2015	9.856	30,207	297,732	0.98	0.60	(15.02)
2014	11.598	40,577	470,609	1.46	0.60	(8.61)
2013	12.691	34,549	438,456	1.76	0.60	9.48
2012	11.592	680	7,883	0.00	0.60	15.92
Delaware VIP Intl Value Equity
Symetra True Variable Annuity
2015	12.736	2,784	35,461	1.98	0.60	(0.11)
2014	12.750	3,954	50,411	1.41	0.60	(9.22)
2013	14.045	2,866	40,251	1.72	0.60	22.05
2012	11.508	279	3,208	0.00	0.60	15.08
Delaware VIP Small Cap Value
Symetra True Variable Annuity
2015	14.249	7,786	110,943	0.72	0.60	(6.78)
2014	15.285	6,761	103,342	0.58	0.60	5.23
2013	14.526	6,736	97,838	0.76	0.60	32.72
2012	10.945	3,874	42,401	0.00	0.60	9.45
Delaware VIP Smid Cap Growth
Symetra True Variable Annuity
2015	15.801	15,087	238,397	0.40	0.60	6.89
2014	14.782	10,981	162,322	0.07	0.60	2.53
2013	14.417	10,998	158,557	0.02	0.60	40.48
2012	10.263	6,664	68,395	0.00	0.60	2.63
Deutsche Alternative Asset Allocation VIP A
Symetra True Variable Annuity
2015	9.374	18,791	176,150	2.06	0.60	(6.86)
2014	10.064	6,594	66,356	1.63	0.60	2.88
2013	9.782	3,876	37,916	0.00	0.60	(2.18)
Deutsche CROCI International VIP - Class A1
Resource Variable Account B
2015	16.093	138,890	2,235,102	4.19	1.25	(6.65)
2014	17.240	163,078	2,811,492	1.76	1.25	(12.86)
2013	19.785	183,424	3,628,978	5.33	1.25	18.74
2012	16.663	198,172	3,302,116	2.21	1.25	19.14
2011	13.986	241,284	3,374,551	1.82	1.25	(17.71)
Deutsche Global Income Builder VIP A
Resource Variable Account B
2015	30.356	120,852	3,668,591	3.12	1.25	(2.67)
2014	31.188	134,044	4,180,526	3.10	1.25	2.54
2013	30.415	151,455	4,606,492	2.09	1.25	15.18
2012	26.407	173,104	4,571,130	1.57	1.25	11.57
2011	23.668	200,369	4,742,464	1.60	1.25	(2.64)

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
DFA VA Global Bond
Symetra True Variable Annuity
2015	$10.415	42,213	$439,652	1.96%	0.60%	0.94%
2014	10.318	27,133	279,956	2.32	0.60	2.27
2013	10.089	17,452	176,074	0.66	0.60	(0.94)
2012	10.185	—	—	0.00	0.60	1.85
DFA VA International Small Portfolio
Symetra True Variable Annuity
2015	14.517	72,048	1,045,934	2.12	0.60	5.18
2014	13.802	65,342	901,869	3.04	0.60	(6.34)
2013	14.737	14,668	216,158	4.39	0.60	26.31
2012	11.667	2,695	31,444	4.90	0.60	16.67
DFA VA International Value Portfolio
Symetra True Variable Annuity
2015	12.285	84,067	1,032,780	3.14	0.60	(7.52)
2014	13.284	77,778	1,033,190	5.22	0.60	(7.71)
2013	14.394	30,830	443,779	5.35	0.60	20.92
2012	11.904	—	—	0.00	0.60	19.04
DFA VA Short Term Fixed Portfolio
Symetra True Variable Annuity
2015	9.894	162,315	1,605,875	0.41	0.60	(0.29)
2014	9.923	65,876	653,697	0.15	0.60	(0.45)
2013	9.968	73,511	732,783	0.35	0.60	(0.35)
2012	10.003	6,716	67,179	0.86	0.60	0.03
DFA VA U.S. Large Value Portfolio
Symetra True Variable Annuity
2015	16.732	132,235	2,212,602	2.07	0.60	(3.99)
2014	17.427	130,109	2,267,379	2.40	0.60	8.43
2013	16.072	66,151	1,063,151	2.48	0.60	39.98
2012	11.482	3,375	38,746	2.61	0.60	14.82
DFA VA U.S. Targeted Value
Symetra True Variable Annuity
2015	16.201	91,414	1,481,025	1.31	0.60	(5.80)
2014	17.198	88,153	1,516,069	1.41	0.60	3.09
2013	16.683	23,744	396,137	1.44	0.60	43.76
2012	11.605	4,529	52,563	3.59	0.60	16.05
Dreyfus Appreciation
Resource Variable Account B
2015	15.233	9,013	137,299	1.65	1.25	(3.68)
2014	15.815	12,082	191,075	1.82	1.25	6.75
2013	14.815	13,465	199,476	1.82	1.25	19.60
2012	12.387	24,343	301,537	3.66	1.25	9.05
2011	11.359	29,821	338,731	1.66	1.25	7.67
Symetra True Variable Annuity
2015	13.027	689	8,968	1.47	0.60	(3.05)
2014	13.437	2,897	38,925	1.86	0.60	7.44
2013	12.506	3,328	41,619	2.35	0.60	20.38
2012	10.389	440	4,572	0.58	0.60	3.89

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Dreyfus Midcap Stock
Resource Variable Account B
2015	$23.353	20,856	$487,048	0.63%	1.25%	(3.50)%
2014	24.200	28,252	683,711	1.00	1.25	10.70
2013	21.861	30,748	672,200	1.38	1.25	33.32
2012	16.398	36,403	596,935	0.47	1.25	18.18
2011	13.875	40,815	566,330	0.52	1.25	(0.85)
Dreyfus Quality Bond
Resource Variable Account B
2015	17.324	9,709	168,194	2.04	1.25	(2.87)
2014	17.836	11,967	213,442	2.12	1.25	3.49
2013	17.234	14,516	250,163	2.81	1.25	(2.76)
2012	17.724	14,437	255,893	2.98	1.25	5.66
2011	16.774	18,932	317,557	3.68	1.25	5.70
Dreyfus Socially Responsible
Resource Variable Account B
2015	11.026	7,068	77,932	1.04	1.25	(4.40)
2014	11.533	7,609	87,761	1.19	1.25	12.04
2013	10.294	11,804	121,504	1.23	1.25	32.69
2012	7.758	12,358	95,878	0.81	1.25	10.58
2011	7.016	14,623	102,607	0.89	1.25	(0.36)
Dreyfus Stock Index
Resource Variable Account B
2015	23.221	17,860	414,723	1.58	1.25	(0.39)
2014	23.311	18,799	438,212	1.47	1.25	11.70
2013	20.869	23,894	498,653	1.58	1.25	30.07
2012	16.045	22,891	367,274	1.69	1.25	14.04
2011	14.070	31,333	440,866	1.57	1.25	0.36
Dreyfus Technology Growth
Resource Variable Account B
2015	7.982	11,403	91,018	0.00	1.25	4.83
2014	7.614	11,674	88,877	0.00	1.25	5.50
2013	7.217	11,908	85,939	0.00	1.25	31.15
2012	5.503	14,576	80,204	0.00	1.25	14.19
2011	4.819	19,525	94,106	0.00	1.25	(8.92)
Eaton Vance VT Floating-Rate Income Fund Advisor Class
Symetra True Variable Annuity
2015	9.843	15,934	156,832	3.55	1.25	(1.21)
2014	9.964	2,109	21,016	2.24	1.25	(0.36)
Federated High Income Bond
Resource Variable Account B
2015	25.661	9,594	246,202	5.80	1.25	(3.78)
2014	26.670	10,562	281,684	5.95	1.25	1.42
2013	26.297	11,840	311,346	6.91	1.25	5.66
2012	24.889	13,204	328,631	7.65	1.25	13.27
2011	21.973	14,926	327,976	8.63	1.25	3.86

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Federated Managed Volatility II
Resource Variable Account B
2015	$22.622	2,036	$46,066	4.32%	1.25%	(8.70)%
2014	24.779	2,833	70,199	3.87	1.25	2.62
2013	24.146	5,552	134,070	2.87	1.25	20.23
2012	20.083	6,030	121,112	2.93	1.25	12.13
2011	17.910	6,147	110,091	3.86	1.25	3.48
Fidelity Contrafund
Resource Variable Account B
2015	29.619	36,320	1,075,784	0.86	1.25	(0.58)
2014	29.792	48,589	1,447,583	0.95	1.25	10.55
2013	26.948	52,916	1,425,984	0.99	1.25	29.66
2012	20.784	65,604	1,363,546	1.19	1.25	14.96
2011	18.079	82,739	1,495,865	0.98	1.25	(3.73)
Symetra True Variable Annuity
2015	15.621	36,491	570,010	1.09	0.60	0.07
2014	15.610	35,119	548,204	0.99	0.60	11.28
2013	14.028	37,834	530,752	1.45	0.60	30.49
2012	10.750	16,921	181,895	1.62	0.60	7.50
Fidelity Energy
Symetra True Variable Annuity
2015	9.573	16,871	161,501	1.14	0.60	(21.02)
2014	12.121	17,714	214,702	0.80	0.60	(13.12)
2013	13.951	17,921	250,019	1.15	0.60	23.73
2012	11.275	16,566	186,780	3.90	0.60	12.75
Fidelity Equity-Income
Resource Variable Account B
2015	21.295	10,946	233,099	2.82	1.25	(5.16)
2014	22.453	11,823	265,462	2.78	1.25	7.36
2013	20.913	13,343	279,043	2.47	1.25	26.56
2012	16.524	14,918	246,509	2.49	1.25	15.84
2011	14.264	23,300	332,359	2.47	1.25	(0.28)
Fidelity Financial Services
Symetra True Variable Annuity
2015	15.872	2,101	33,344	1.82	0.60	(4.27)
2014	16.580	225	3,735	0.08	0.60	10.22
2013	15.043	3,953	59,458	0.95	0.60	33.05
2012	11.306	—	—	0.00	0.60	13.06
Fidelity Government Money Market Portfolio - Service Class II1
Resource Variable Account B
2015	10.170	56,719	576,864	0.01	1.25	(1.23)
2014	10.297	58,036	597,619	0.01	1.25	(1.24)
2013	10.426	72,801	759,006	0.01	1.25	(1.23)
2012	10.556	84,268	889,520	0.01	1.25	(1.24)
2011	10.688	106,272	1,135,806	0.01	1.25	(1.23)
Fidelity Growth
Resource Variable Account B
2015	12.639	41,694	526,973	0.25	1.25	5.85
2014	11.941	54,965	656,354	0.18	1.25	9.91

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Growth (continued)
2013	$10.864	60,525	$657,542	0.28%	1.25%	34.64%
2012	8.069	69,814	563,311	0.58	1.25	13.27
2011	7.124	80,750	575,291	0.36	1.25	(1.04)
Fidelity Growth & Income
Resource Variable Account B
2015	16.725	14,649	245,007	1.60	1.25	(3.49)
2014	17.329	25,884	448,549	1.62	1.25	9.10
2013	15.884	32,844	521,683	1.82	1.25	31.90
2012	12.042	39,327	473,563	2.12	1.25	17.09
2011	10.284	47,681	490,381	1.76	1.25	0.34
Fidelity Growth Opportunities
Resource Variable Account B
2015	16.781	18,285	306,838	0.18	1.25	4.29
2014	16.090	19,443	312,838	0.22	1.25	10.81
2013	14.520	21,151	307,122	0.30	1.25	36.18
2012	10.662	24,185	257,869	0.35	1.25	18.13
2011	9.026	35,759	322,788	0.15	1.25	1.03
Fidelity Investment Grade Bond
Symetra True Variable Annuity
2015	10.373	4,497	46,654	2.74	0.60	(1.19)
2014	10.498	3,439	36,099	8.58	0.60	5.19
2013	9.980	243	2,423	2.41	0.60	(2.37)
2012	10.222	—	—	0.00	0.60	2.22
Fidelity Mid Cap I
Symetra True Variable Annuity
2015	15.157	7,978	120,922	0.50	0.60	(1.98)
2014	15.463	7,995	123,628	0.24	0.60	5.65
2013	14.636	6,884	100,759	0.61	0.60	35.42
2012	10.808	—	—	0.00	0.60	8.08
Fidelity Real Estate
Symetra True Variable Annuity
2015	14.275	2,618	37,379	1.13	0.60	3.09
2014	13.847	5,404	74,825	1.81	0.60	29.40
2013	10.701	4,246	45,439	2.69	0.60	1.21
2012	10.573	—	—	0.00	0.60	5.73
Fidelity Strategic Income
Symetra True Variable Annuity
2015	10.651	13,487	143,650	4.01	0.60	(2.21)
2014	10.892	6,844	74,548	2.96	0.60	2.98
2013	10.577	2,178	23,033	6.67	0.60	(0.31)
2012	10.610	—	—	0.00	0.60	6.10
Fidelity Technology
Symetra True Variable Annuity
2015	15.701	1,463	22,969	0.13	0.60	5.63
2014	14.864	3,524	52,374	0.06	0.60	11.24
2013	13.362	11,167	149,217	0.41	0.60	27.04
2012	10.518	1,218	12,807	0.00	0.60	5.18

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Income VIP Fund - Class 1
Symetra True Variable Annuity
2015	$10.618	31,777	$337,390	4.98%	0.60%	(7.39)%
2014	11.465	29,744	341,029	6.29	0.60	4.29
2013	10.993	16,730	183,917	0.43	0.60	9.93
Franklin Income VIP Fund - Class 2
Resource Variable Account B
2015	15.305	15,856	242,682	4.84	1.25	(8.21)
2014	16.674	18,677	311,415	4.94	1.25	3.31
2013	16.139	19,743	318,618	6.43	1.25	12.53
2012	14.342	22,650	324,853	6.04	1.25	11.25
2011	12.892	38,289	493,608	5.34	1.25	1.11
Franklin Mutual Global Discovery VIP Fund - Class 1
Symetra True Variable Annuity
2015	14.218	7,591	107,934	2.58	0.60	(3.97)
2014	14.806	10,966	162,365	2.34	0.60	5.34
2013	14.055	11,054	155,369	2.76	0.60	27.18
2012	11.051	5,809	64,195	0.57	0.60	10.51
Franklin Mutual Shares VIP Fund - Class 1
Symetra True Variable Annuity
2015	14.290	4,702	67,184	3.36	1.25	(5.26)
2014	15.084	4,706	70,984	2.04	1.25	6.74
2013	14.132	8,042	113,647	3.22	1.25	27.76
2012	11.061	—	—	0.00	1.25	210.61
Franklin Mutual Shares VIP Fund - Class 2
Resource Variable Account B
2015	17.921	7,101	127,250	3.08	1.25	(6.11)
2014	19.088	14,059	268,355	2.02	1.25	5.79
2013	18.043	15,267	275,463	2.11	1.25	26.66
2012	14.245	17,002	242,190	1.76	1.25	12.82
2011	12.626	28,634	361,539	2.03	1.25	(2.27)
Franklin Rising Dividends VIP Fund - Class 1
Symetra True Variable Annuity
2015	14.377	21,164	304,271	1.68	0.60	(3.99)
2014	14.975	19,511	292,174	1.51	0.60	8.35
2013	13.821	7,898	109,154	0.59	0.60	29.28
2012	10.691	279	2,978	0.00	0.60	6.91
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Resource Variable Account B
2015	13.200	30,279	399,687	0.00	1.25	(3.87)
2014	13.731	33,103	454,536	0.00	1.25	6.14
2013	12.937	36,187	468,151	0.00	1.25	36.44
2012	9.482	41,363	392,193	0.00	1.25	9.48
2011	8.661	46,965	406,802	0.00	1.25	(6.01)
Franklin Strategic Income VIP Fund - Class 1
Symetra True Variable Annuity
2015	10.795	61,618	665,155	6.28	0.60	(4.20)

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Strategic Income VIP Fund - Class 1 (continued)
2014	$11.268	58,277	$656,640	3.42%	0.60%	1.51%
2013	11.100	22,076	245,044	6.93	0.60	2.90
2012	10.787	8,869	95,670	0.00	0.60	7.87
Franklin U.S. Government Securities VIP Fund - Class 1
Symetra True Variable Annuity
2015	10.104	691	6,981	2.73	0.60	0.11
2014	10.093	683	6,893	2.86	0.60	3.02
2013	9.797	623	6,107	1.72	0.60	(2.59)
2012	10.057	932	9,378	0.00	0.60	0.57
Franklin U.S. Government Securities VIP Fund - Class 2
Resource Variable Account B
2015	16.314	18,603	303,486	2.53	1.25	(0.77)
2014	16.441	23,525	386,792	2.27	1.25	2.10
2013	16.103	40,090	645,576	2.88	1.25	(3.45)
2012	16.679	43,076	718,468	2.64	1.25	0.62
2011	16.577	53,239	882,542	3.25	1.25	4.37
Goldman Sachs VIT Strategic Income Fund
Symetra True Variable Annuity
2015	9.662	29,679	286,768	2.79	1.25	(2.40)
2014	9.900	29,235	289,408	2.97	1.25	(1.00)
Invesco American Franchise Fund I
Resource Variable Account B
2015	13.164	17,053	224,491	0.00	1.25	3.70
2014	12.694	19,496	247,484	0.04	1.25	7.09
2013	11.854	20,106	238,335	0.44	1.25	38.40
2012	8.565	21,176	181,373	0.00	1.25	(3.32)
Invesco Balanced-Risk Allocation I
Symetra True Variable Annuity
2015	9.937	9,538	94,784	4.14	0.60	(4.67)
2014	10.424	2,456	25,605	0.00	0.60	5.27
2013	9.902	2,837	28,091	0.00	0.60	(0.98)
Invesco Comstock
Symetra True Variable Annuity
2015	15.322	20,578	315,281	1.99	0.60	(6.54)
2014	16.395	12,728	208,672	1.35	0.60	8.73
2013	15.078	11,866	178,910	1.81	0.60	35.16
2012	11.156	—	—	0.00	0.60	11.56
Invesco Core Equity[1]
Symetra True Variable Annuity
2015	14.049	—	—	0.00	0.60	(6.33)
2014	14.999	—	—	0.00	0.60	7.50
2013	13.952	4,414	61,582	1.32	0.60	28.47
2012	10.860	—	—	0.00	0.60	8.60
Invesco Global Real Estate
Resource Variable Account B
2015	32.858	6,812	223,841	2.83	1.25	(2.70)

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco Global Real Estate (continued)
2014	$33.771	9,438	$318,731	1.57%	1.25%	13.20%
2013	29.834	10,565	315,209	3.66	1.25	1.44
2012	29.411	11,365	334,253	0.51	1.25	26.53
2011	23.245	14,718	342,138	3.69	1.25	(7.67)
Symetra True Variable Annuity
2015	13.102	13,150	172,285	3.03	0.60	(2.07)
2014	13.379	16,551	221,441	1.62	0.60	13.93
2013	11.743	15,153	177,932	4.13	0.60	2.10
2012	11.501	2,785	32,036	0.14	0.60	15.01
Invesco International Growth I
Resource Variable Account B
2015	27.204	2,223	60,475	1.48	1.25	(3.56)
2014	28.207	2,381	67,148	1.58	1.25	(0.91)
2013	28.467	2,542	72,355	1.22	1.25	17.54
2012	24.220	2,710	65,630	1.36	1.25	14.09
2011	21.228	3,303	70,116	2.57	1.25	(7.90)
Symetra True Variable Annuity
2015	12.992	44,229	574,633	2.59	0.60	(2.93)
2014	13.384	15,157	202,859	1.58	0.60	(0.27)
2013	13.420	13,261	177,969	1.23	0.60	18.30
2012	11.344	13,274	150,578	1.27	0.60	13.44
Invesco International Growth II
Resource Variable Account B
2015	13.487	14,672	197,871	1.19	1.25	(3.82)
2014	14.023	20,514	287,667	1.39	1.25	(1.16)
2013	14.187	22,271	315,948	1.07	1.25	17.25
2012	12.100	24,885	301,113	1.23	1.25	13.82
2011	10.631	33,369	354,751	1.31	1.25	(8.15)
Invesco Mid Cap Core Equity Fund
Symetra True Variable Annuity
2015	13.567	676	9,173	0.26	0.60	(4.60)
2014	14.221	1,740	24,745	0.03	0.60	3.81
2013	13.699	3,615	49,519	0.79	0.60	28.04
2012	10.699	—	—	0.00	0.60	6.99
Invesco Mid Cap Growth Fund II
Resource Variable Account B
2015	14.351	1,290	18,513	0.00	1.25	(0.22)
2014	14.382	2,522	36,270	0.00	1.25	6.36
2013	13.522	3,416	46,190	0.25	1.25	34.90
2012	10.024	7,356	73,734	0.00	1.25	(2.56)
Invesco Small Cap Equity I
Symetra True Variable Annuity
2015	14.645	3,705	54,260	0.00	0.60	(6.09)
2014	15.594	4,091	63,803	0.00	0.60	1.75
2013	15.326	3,356	51,430	0.01	0.60	36.64
2012	11.216	697	7,822	0.00	0.60	12.16

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Janus Aspen Enterprise Portfolio
Symetra True Variable Annuity
2015	$16.493	11,544	$190,387	0.65%	0.60%	3.41%
2014	15.949	3,968	63,282	0.13	0.60	11.84
2013	14.260	4,271	60,904	0.74	0.60	31.59
2012	10.837	1,515	16,415	0.00	0.60	8.37
Janus Aspen Flexible Bond
Symetra True Variable Annuity
2015	10.645	48,406	515,304	2.76	0.60	(0.38)
2014	10.686	31,900	340,871	4.17	0.60	4.31
2013	10.244	20,876	213,855	2.68	0.60	(0.74)
2012	10.320	8,834	91,168	2.48	0.60	3.20
Janus Aspen Overseas Portfolio[1]
Symetra True Variable Annuity
2015	10.330	—	—	0.00	0.60	(9.14)
2014	11.369	—	—	2.00	0.60	(12.40)
2013	12.978	1,398	18,142	3.15	0.60	13.87
2012	11.397	—	—	0.00	0.60	13.97
Janus Aspen Perkins Mid Cap Value Portfolio
Symetra True Variable Annuity
2015	14.076	11,615	163,494	1.23	0.60	(4.04)
2014	14.669	11,000	161,352	1.25	0.60	8.12
2013	13.567	9,965	135,203	1.28	0.60	25.34
2012	10.824	3,951	42,768	0.48	0.60	8.24
JP Morgan Insurance Trust Mid Cap Value I
Resource Variable Account B
2015	31.937	7,033	224,614	1.14	1.25	(3.86)
2014	33.220	10,147	337,075	0.82	1.25	13.68
2013	29.223	12,765	373,043	1.02	1.25	30.66
2012	22.366	13,534	302,707	1.07	1.25	18.88
2011	18.814	16,868	317,417	1.33	1.25	0.89
Symetra True Variable Annuity
2015	15.959	26,670	425,609	1.00	0.60	(3.24)
2014	16.493	18,612	306,951	0.73	0.60	14.42
2013	14.414	19,124	275,662	1.04	0.60	31.50
2012	10.961	9,276	101,665	0.00	0.60	9.61
JP Morgan Insurance Trust U.S. Equity I
Resource Variable Account B
2015	14.817	4,135	61,264	1.23	1.25	(0.39)
2014	14.875	8,930	132,831	0.92	1.25	12.49
2013	13.223	10,319	136,455	1.30	1.25	34.52
2012	9.830	11,604	114,066	1.53	1.25	16.18
2011	8.461	13,622	115,278	1.21	1.25	(3.08)
Merger VL
Symetra True Variable Annuity
2015	10.230	2,475	25,323	2.10	0.60	(1.50)
2014	10.386	2,475	25,708	0.87	0.60	0.77
2013	10.307	3,970	40,923	0.40	0.60	3.07

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
MFS Government Securities Portfolio[1]
Symetra True Variable Annuity
2015	$10.130	—	$—	0.00%	0.60%	(0.14)%
2014	10.144	—	—	0.00	0.60	4.23
2013	9.732	—	—	0.00	0.60	(3.17)
2012	10.051	1,564	15,722	0.00	0.60	0.51
MFS Growth Series
Symetra True Variable Annuity
2015	16.952	21,860	370,570	0.16	0.60	6.91
2014	15.856	21,864	346,671	0.10	0.60	8.30
2013	14.641	26,915	394,068	0.27	0.60	36.03
2012	10.763	1,210	13,023	0.00	0.60	7.63
MFS International Growth Portfolio
Symetra True Variable Annuity
2015	12.239	4,192	51,306	1.43	0.60	(0.28)
2014	12.273	5,734	70,367	0.94	0.60	(5.55)
2013	12.994	6,562	85,267	1.20	0.60	13.24
2012	11.475	1,219	13,988	0.00	0.60	14.75
MFS International Value Portfolio
Symetra True Variable Annuity
2015	15.356	38,126	585,443	1.53	0.60	6.02
2014	14.484	41,611	602,711	1.80	0.60	0.73
2013	14.379	22,824	328,174	1.89	0.60	27.15
2012	11.309	6,519	73,720	0.00	0.60	13.09
MFS New Discovery Series
Symetra True Variable Annuity
2015	14.014	212	2,965	0.00	0.60	(2.47)
2014	14.369	968	13,903	0.00	0.60	1.28
MFS Utilities Series
Symetra True Variable Annuity
2015	12.660	50,314	636,995	4.17	0.60	(15.03)
2014	14.900	58,623	873,465	2.09	0.60	12.06
2013	13.296	52,444	697,316	2.38	0.60	19.79
2012	11.099	35,723	396,495	0.48	0.60	10.99
PIMCO All Asset Institutional Class
Symetra True Variable Annuity
2015	9.927	89,692	890,369	2.88	0.60	(9.50)
2014	10.969	158,774	1,741,531	6.16	0.60	0.12
2013	10.956	88,606	970,746	6.67	0.60	(0.17)
2012	10.975	636	6,983	3.23	0.60	9.75
PIMCO CommodityRealReturn Strat. Institutional Class
Symetra True Variable Annuity
2015	5.564	17,621	98,045	4.98	0.60	(26.02)
2014	7.521	17,297	130,087	0.53	0.60	(18.83)
2013	9.266	16,873	156,346	1.42	0.60	(15.06)
2012	10.909	14,273	155,708	4.19	0.60	9.09

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
PIMCO Emerging Markets Bond Institutional Class
Symetra True Variable Annuity
2015	$10.000	20,695	$206,963	5.47%	0.60%	(2.69)%
2014	10.276	33,208	341,241	5.41	0.60	1.05
2013	10.169	35,003	355,953	5.18	0.60	(7.37)
2012	10.978	38,027	417,453	2.07	0.60	9.78
PIMCO Foreign Bond (Unhedged) Institutional Class[1]
Symetra True Variable Annuity
2015	9.033	—	—	0.00	0.60	(7.46)
2014	9.761	—	—	1.56	0.60	(0.03)
2013	9.764	—	—	0.63	0.60	(6.87)
2012	10.484	—	—	0.00	0.60	4.84
PIMCO Global Bond (Unhedged) Institutional Class
Symetra True Variable Annuity
2015	9.073	19,876	180,331	2.02	0.60	(4.45)
2014	9.496	29,680	281,853	2.62	0.60	1.80
2013	9.328	29,880	278,719	1.13	0.60	(8.89)
2012	10.238	—	—	0.00	0.60	2.38
PIMCO Global Dividend Portfolio Institutional Class[1]
Symetra True Variable Annuity
2015	11.603	257	2,984	5.46	0.60	(9.30)
2014	12.793	95	1,220	0.00	0.60	0.46
2013	12.735	—	—	0.00	0.60	18.89
2012	10.712	—	—	0.00	0.60	7.12
PIMCO Global Multi-Asset Portfolio - Institutional Class Shares[1]
Symetra True Variable Annuity
2015	10.156	—	—	0.00	0.60	(0.66)
2014	10.223	—	—	0.23	0.60	4.23
2013	9.808	279	2,737	3.33	0.60	(8.23)
2012	10.688	279	2,983	1.41	0.60	6.88
PIMCO Long-Term U.S. Govt. Institutional Class[1]
Symetra True Variable Annuity
2015	10.268	—	—	0.00	0.60	(1.84)
2014	10.460	—	—	0.00	0.60	23.45
2013	8.473	—	—	0.00	0.60	(13.34)
2012	9.777	—	—	0.00	0.60	(2.23)
PIMCO Low Duration Institutional Class
Symetra True Variable Annuity
2015	10.233	16,502	168,866	2.96	0.60	(0.14)
2014	10.247	33,825	346,596	1.27	0.60	0.40
2013	10.206	40,585	414,213	1.54	0.60	(0.58)
2012	10.266	15,393	158,022	0.65	0.60	2.66
PIMCO Real Return Institutional Class
Symetra True Variable Annuity
2015	9.195	26,103	240,013	3.96	0.60	(3.14)

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
PIMCO Real Return Institutional Class (continued)
2014	$9.493	34,252	$325,159	1.58%	0.60%	2.63%
2013	9.250	25,471	235,611	2.58	0.60	(9.62)
2012	10.235	13,951	142,790	0.37	0.60	2.35
PIMCO Total Return Institutional Class
Symetra True Variable Annuity
2015	10.563	138,876	1,466,980	5.32	0.60	0.00
2014	10.563	135,780	1,434,301	2.36	0.60	3.80
PIMCO Total Return Institutional Class (continued)
2013	10.176	128,009	1,302,596	3.04	0.60	(2.40)
2012	10.426	15,889	165,665	0.95	0.60	4.26
PIMCO Unconstrained Bond Institutional Class
Symetra True Variable Annuity
2015	10.270	40,607	417,034	3.55	0.60	(2.13)
2014	10.493	34,603	363,088	1.14	0.60	2.58
2013	10.229	83,651	855,649	0.78	0.60	(1.56)
2012	10.391	1,604	16,666	0.27	0.60	3.91
Pioneer Bond VCT Class I
Resource Variable Account B
2015	40.107	67,055	2,689,216	3.00	1.25	(0.94)
2014	40.489	77,953	3,156,198	3.37	1.25	4.74
2013	38.655	88,153	3,407,441	4.24	1.25	(0.24)
2012	38.748	97,693	3,785,388	4.64	1.25	7.39
2011	36.081	106,159	3,830,320	4.97	1.25	4.24
Pioneer Emerging Markets VCT Class II
Resource Variable Account B
2015	12.436	5,550	69,016	4.14	1.25	(16.62)
2014	14.914	3,154	47,039	0.20	1.25	(13.88)
2013	17.318	3,086	53,450	0.94	1.25	(3.41)
2012	17.929	3,286	58,906	0.19	1.25	10.27
2011	16.259	4,970	80,813	0.00	1.25	(24.56)
Pioneer Equity Income VCT Class II
Resource Variable Account B
2015	18.456	5,115	94,394	1.86	1.25	(1.02)
2014	18.647	5,283	98,510	2.63	1.25	11.37
2013	16.744	6,303	105,539	2.28	1.25	27.23
2012	13.160	7,477	98,395	4.05	1.25	8.60
2011	12.118	6,469	78,406	2.02	1.25	4.46
Pioneer Fund VCT Class I
Resource Variable Account B
2015	83.518	308,288	25,747,703	1.08	1.25	(1.30)
2014	84.621	340,116	28,780,872	1.19	1.25	9.65
2013	77.171	387,906	29,935,062	1.25	1.25	31.63
2012	58.627	444,378	26,052,587	1.55	1.25	8.87
2011	53.851	504,060	27,145,239	1.55	1.25	(5.49)

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Fund VCT Class I (continued)
Symetra True Variable Annuity
2015	$15.515	—	$—	0.00%	0.60%	(0.66)%
2014	15.618	—	—	0.00	0.60	10.37
2013	14.150	—	—	0.00	0.60	32.48
2012	10.681	—	—	0.00	0.60	6.81
Pioneer High Yield VCT Class II
Resource Variable Account B
2015	15.041	4,603	69,202	4.48	1.25	(5.44)
2014	15.906	9,559	152,002	4.47	1.25	(1.53)
2013	16.153	10,458	168,892	5.00	1.25	10.43
2012	14.627	12,557	183,670	5.24	1.25	14.31
2011	12.796	13,159	168,188	5.05	1.25	(3.24)
Pioneer Mid Cap Value VCT Class I
Resource Variable Account B
2015	36.320	84,246	3,059,860	0.80	1.25	(7.31)
2014	39.184	92,326	3,617,719	0.89	1.25	13.66
2013	34.475	105,012	3,620,224	0.95	1.25	31.45
2012	26.226	119,203	3,126,275	1.03	1.25	9.72
2011	23.902	131,397	3,140,707	0.78	1.25	(6.80)
Pioneer Select Mid Cap Growth VCT Class I
Resource Variable Account B
2015	81.454	225,633	18,378,818	0.00	1.25	0.37
2014	81.157	256,637	20,827,828	0.00	1.25	8.07
2013	75.096	287,166	21,565,133	0.00	1.25	40.69
2012	53.377	317,428	16,943,464	0.00	1.25	5.69
2011	50.503	367,704	18,570,575	0.00	1.25	(3.47)
Pioneer Strategic Income VCT Class I
Symetra True Variable Annuity
2015	10.866	6,070	65,958	3.25	0.60	(1.86)
2014	11.072	23,793	263,391	3.68	0.60	3.33
2013	10.715	22,612	242,232	4.20	0.60	0.57
2012	10.654	7,481	79,698	1.98	0.60	6.54
Pioneer Strategic Income VCT Class II
Resource Variable Account B
2015	15.106	10,022	151,354	2.96	1.25	(2.74)
2014	15.532	17,142	266,214	3.45	1.25	2.43
2013	15.164	27,148	411,667	4.03	1.25	(0.34)
2012	15.215	27,567	419,411	4.75	1.25	9.82
2011	13.855	36,367	503,747	4.91	1.25	0.31
Royce Capital Micro-Cap
Symetra True Variable Annuity
2015	10.758	2,296	24,706	0.00	0.60	(12.98)
2014	12.363	2,239	27,686	0.00	0.60	(4.16)
2013	12.899	2,220	28,637	0.58	0.60	20.26
2012	10.726	1,455	15,607	0.00	0.60	7.26

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Royce Capital Small-Cap
Symetra True Variable Annuity
2015	$13.302	11,329	$150,700	0.72%	0.60%	(12.33)%
2014	15.173	5,449	82,684	0.09	0.60	2.62
2013	14.786	9,540	141,060	1.39	0.60	33.96
2012	11.038	1,267	13,981	0.13	0.60	10.38
SEI VP Balanced Strategy Fund - Class II Shares
Symetra True Variable Annuity
2015	9.753	7,297	71,173	2.87	1.25	(3.78)
2014	10.136	—	—	0.00	1.25	1.36
SEI VP Conservative Strategy Fund - Class II Shares[1]
Symetra True Variable Annuity
2015	10.019	—	—	0.00	1.25	(0.85)
2014	10.105	—	—	0.00	1.25	1.05
SEI VP Defensive Strategy Fund - Class II Shares
Symetra True Variable Annuity
2015	9.938	56,661	563,122	2.35	1.25	(0.87)
2014	10.025	—	—	0.00	1.25	0.25
SEI VP Market Growth Strategy Fund - Class II Shares
Symetra True Variable Annuity
2015	9.738	2,519	24,536	4.44	1.25	(4.01)
2014	10.145	—	—	0.00	1.25	1.45
SEI VP Market Plus Strategy Fund - Class II Shares[1]
Symetra True Variable Annuity
2015	9.817	—	—	0.00	1.25	(4.16)
2014	10.243	—	—	0.00	1.25	2.43
SEI VP Moderate Strategy Fund - Class II Shares[1]
Symetra True Variable Annuity
2015	10.056	—	—	0.00	1.25	(1.60)
2014	10.219	—	—	0.00	1.25	2.19
Sentinel VP Bond
Symetra True Variable Annuity
2015	10.334	7,485	77,353	3.67	0.60	(1.88)
2014	10.532	6,523	68,701	3.24	0.60	3.40
2013	10.186	—	—	0.00	0.60	(0.93)
2012	10.282	—	—	0.00	0.60	2.82
Sentinel VP Common Stock
Symetra True Variable Annuity
2015	15.536	10,174	158,066	2.65	0.60	(0.40)
2014	15.599	15,786	246,252	1.98	0.60	9.68
2013	14.222	1,405	19,980	1.46	0.60	30.93
2012	10.862	—	—	0.00	0.60	8.62

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Sentinel VP Small Company[1]
Symetra True Variable Annuity
2015	$15.009	—	$—	0.00%	0.60%	(1.93)%
2014	15.304	—	—	0.00	0.60	6.04
2013	14.432	—	—	0.00	0.60	33.91
2012	10.777	—	—	0.00	0.60	7.77
T. Rowe Price Blue Chip Growth
Symetra True Variable Annuity
2015	17.658	47,077	831,264	0.00	0.60	10.39
2014	15.996	42,626	681,836	0.00	0.60	8.51
2013	14.741	50,635	746,398	0.05	0.60	40.31
2012	10.506	12,975	136,311	0.27	0.60	5.06
T. Rowe Price Equity Income Portfolio
Symetra True Variable Annuity
2015	14.059	33,098	465,316	2.03	0.60	(7.41)
2014	15.184	22,646	343,868	1.72	0.60	6.73
2013	14.226	29,038	413,100	1.64	0.60	28.94
2012	11.033	4,531	49,988	1.30	0.60	10.33
T. Rowe Price Health Sciences Portfolio
Symetra True Variable Annuity
2015	23.991	56,460	1,354,543	0.00	0.60	12.08
2014	21.405	60,120	1,286,846	0.00	0.60	30.78
2013	16.367	42,478	695,232	0.00	0.60	49.95
2012	10.915	19,131	208,801	0.00	0.60	9.15
T. Rowe Price International Stock Portfolio
Symetra True Variable Annuity
2015	12.511	14,787	185,005	0.93	0.60	(1.50)
2014	12.701	15,021	190,776	1.07	0.60	(1.83)
2013	12.938	14,916	192,979	0.90	0.60	13.37
2012	11.412	139	1,584	1.25	0.60	14.12
T. Rowe Price New America Growth Portfolio
Symetra True Variable Annuity
2015	17.245	40,441	697,413	0.00	0.60	7.95
2014	15.975	40,628	649,038	0.00	0.60	8.68
2013	14.699	47,818	702,893	0.00	0.60	37.18
2012	10.715	5,387	57,727	0.53	0.60	7.15
Templeton Developing Markets VIP Fund - Class 1
Symetra True Variable Annuity
2015	8.259	22,723	187,662	2.22	0.60	(19.90)
2014	10.311	25,961	267,686	1.85	0.60	(8.64)
2013	11.286	17,904	202,062	2.61	0.60	(1.33)
2012	11.438	5,748	65,745	0.00	0.60	14.38
Templeton Developing Markets VIP Fund - Class 2
Resource Variable Account B
2015	16.463	12,670	208,576	2.06	1.25	(20.60)
2014	20.735	10,983	227,728	1.48	1.25	(9.53)
2013	22.919	11,255	257,954	1.99	1.25	(2.15)

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Templeton Developing Markets VIP Fund - Class 2 (continued)
2012	$23.423	11,894	$278,597	1.37%	1.25%	11.75%
2011	20.960	13,909	291,531	0.97	1.25	(16.90)
Templeton Foreign VIP Fund - Class 1
Symetra True Variable Annuity
2015	12.123	5,491	66,570	3.51	0.60	(6.87)
2014	13.017	5,455	71,004	1.81	0.60	(11.42)
2013	14.695	5,381	79,081	3.02	0.60	22.53
2012	11.993	1,815	21,762	0.00	0.60	19.93
Templeton Global Bond VIP Fund - Class 1
Symetra True Variable Annuity
2015	10.860	190,085	2,064,378	7.13	0.60	(4.68)
2014	11.393	154,034	1,754,894	5.33	0.60	1.51
Templeton Global Bond VIP Fund - Class 1 (continued)
2013	11.223	88,235	990,291	4.11	0.60	1.27
2012	11.082	10,907	120,870	0.00	0.60	10.82
Templeton Growth VIP Fund - Class 2
Resource Variable Account B
2015	15.294	9,842	150,523	2.59	1.25	(7.64)
2014	16.560	9,834	162,855	1.01	1.25	(4.03)
2013	17.255	3,217	55,508	2.90	1.25	29.20
2012	13.355	3,169	42,324	2.04	1.25	19.56
2011	11.170	3,468	38,741	1.50	1.25	(8.13)
Van Eck VIP Global Hard Assets
Symetra True Variable Annuity
2015	6.577	22,302	146,686	0.03	0.60	(33.85)
2014	9.942	29,914	297,420	0.09	0.60	(19.59)
2013	12.364	28,031	346,579	0.39	0.60	9.87
2012	11.253	2,180	24,531	0.00	0.60	12.53
Van Eck VIP Multi Manager Alternative[1]
Symetra True Variable Annuity
2015	10.258	—	—	0.00	0.60	(0.59)
2014	10.319	8,214	84,765	0.00	0.60	(1.66)
2013	10.493	6,056	63,549	0.00	0.60	4.42
2012	10.049	3,223	32,389	0.00	0.60	0.49
Vanguard Balanced
Symetra True Variable Annuity
2015	13.797	86,068	1,187,467	2.78	0.60	(0.50)
2014	13.867	114,604	1,589,231	2.15	0.60	9.18
2013	12.701	92,642	1,176,610	0.26	0.60	19.17
2012	10.658	—	—	0.00	0.60	6.58
Vanguard Capital Growth
Symetra True Variable Annuity
2015	18.230	39,161	713,905	1.15	0.60	2.01
2014	17.871	36,795	657,552	0.81	0.60	17.72
2013	15.181	20,877	316,938	0.96	0.60	37.66
2012	11.028	4,942	54,499	0.00	0.60	10.28

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Equity Income
Symetra True Variable Annuity
2015	$15.368	59,894	$920,454	2.97%	0.60%	0.25%
2014	15.330	70,699	1,083,819	2.71	0.60	10.74
2013	13.843	108,823	1,506,444	1.84	0.60	29.27
2012	10.709	17,076	182,869	0.00	0.60	7.09
Vanguard Equity Index
Symetra True Variable Annuity
2015	15.963	26,917	429,678	2.12	0.60	0.66
2014	15.858	37,788	599,244	3.23	0.60	12.83
2013	14.055	143,838	2,021,679	0.55	0.60	31.39
2012	10.697	2,121	22,693	0.00	0.60	6.97
Vanguard High Yield Bond
Symetra True Variable Annuity
2015	11.401	119,121	1,358,042	5.52	0.60	(2.16)
2014	11.653	111,691	1,301,534	5.11	0.60	3.78
2013	11.229	99,489	1,117,114	5.83	0.60	3.72
2012	10.826	127,896	1,384,550	0.00	0.60	8.26
Vanguard International
Symetra True Variable Annuity
2015	13.156	15,305	201,358	2.01	0.60	(1.36)
2014	13.338	12,966	172,939	1.37	0.60	(6.62)
2013	14.283	11,257	160,786	0.35	0.60	22.52
2012	11.658	1,247	14,534	0.00	0.60	16.58
Vanguard Mid-Cap Index
Symetra True Variable Annuity
2015	16.207	112,497	1,823,185	1.20	0.60	(2.02)
2014	16.541	120,938	2,000,492	1.10	0.60	12.91
2013	14.650	112,608	1,649,667	0.17	0.60	34.12
2012	10.923	1,659	18,120	0.00	0.60	9.23
Vanguard Money Market
Symetra True Variable Annuity
2015	9.832	39,316	386,552	0.15	0.60	(0.45)
2014	9.876	42,265	417,436	0.10	0.60	(0.50)
2013	9.926	179,307	1,779,887	0.10	0.60	(0.50)
2012	9.976	36,148	360,599	0.07	0.60	(0.24)
Vanguard REIT Index
Symetra True Variable Annuity
2015	14.006	68,379	957,750	1.68	0.60	1.61
2014	13.784	72,370	997,566	2.69	0.60	29.33
2013	10.658	45,732	487,413	1.15	0.60	1.72
2012	10.478	7,189	75,330	0.00	0.60	4.78
Vanguard Short Term Investment Grade
Symetra True Variable Annuity
2015	10.422	118,786	1,237,959	1.91	0.60	0.52
2014	10.368	126,900	1,315,676	1.44	0.60	1.15
2013	10.250	62,811	643,816	0.53	0.60	0.47
2012	10.202	3,216	32,806	0.00	0.60	2.02

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Small Company Growth
Symetra True Variable Annuity
2015	$15.835	9,611	$152,198	0.31%	0.60%	(3.33)%
2014	16.381	8,598	140,847	0.14	0.60	2.76
2013	15.941	3,104	49,473	0.00	0.60	45.67
2012	10.943	—	—	0.00	0.60	9.43
Vanguard Total Bond Market Index
Symetra True Variable Annuity
2015	10.321	120,157	1,240,100	2.04	0.60	(0.26)
2014	10.348	95,170	984,842	1.52	0.60	5.26
2013	9.831	35,285	346,896	0.53	0.60	(2.87)
2012	10.122	35,163	355,924	0.00	0.60	1.22
Vanguard Total Stock Market Index
Symetra True Variable Annuity
2015	15.893	36,202	575,361	1.22	0.60	(0.23)
2014	15.930	32,216	513,187	1.51	0.60	11.62
2013	14.271	35,712	509,643	0.94	0.60	32.48
2012	10.772	6,627	71,390	0.00	0.60	7.72
Virtus Equity Trend Series Class I1
Symetra True Variable Annuity
2015	10.621	1,508	16,015	0.00	0.60	(9.54)
2014	11.741	1,463	17,180	0.28	0.60	1.78
2013	11.536	2,183	25,181	0.68	0.60	15.36
Virtus International Series I1
Symetra True Variable Annuity
2015	8.621	—	—	0.00	0.60	(10.80)
2014	9.665	—	—	1.82	0.60	(4.29)
2013	10.098	280	2,823	1.06	0.60	0.98
Virtus Multi-Sector Fixed Income Series I
Symetra True Variable Annuity
2015	9.856	10,212	100,642	4.26	0.60	(1.59)
2014	10.015	12,151	121,696	10.26	0.60	1.55
2013	9.862	2,536	25,011	2.39	0.60	(1.38)
Virtus Real Estate Securities Series I
Symetra True Variable Annuity
2015	12.016	3,088	37,099	2.31	0.60	2.00
2014	11.780	1,379	16,245	1.42	0.60	31.20
2013	8.979	1,379	12,384	2.09	0.60	(10.21)
Virtus Small-Cap Growth Series I
Symetra True Variable Annuity
2015	13.519	3,266	44,160	0.00	0.60	0.41
2014	13.464	10,532	141,803	0.00	0.60	5.14
2013	12.806	853	10,917	0.00	0.60	28.06
Voya Global Resources Portfolio Service[1]
Resource Variable Account B
2015	31.317	—	—	1.59	1.25	(2.57)
2014	32.142	1,920	61,697	0.94	1.25	(12.89)
2013	36.897	2,369	87,391	0.94	1.25	12.19

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Voya Global Resources Portfolio Service[1] (continued)
2012	$32.887	2,614	$85,967	0.80%	1.25%	(4.06)%
2011	34.278	3,136	107,562	0.55	1.25	(10.28)
Voya Global Value Advantage Portfolio[1]
Resource Variable Account B
2015	29.243	730	21,368	0.68	1.25	(6.62)
VY JPMorgan Emerging Markets Equity Portfolio Initial
Resource Variable Account B
2015	20.164	3,304	66,617	1.48	1.25	(16.61)
2014	24.180	3,331	80,537	1.12	1.25	(0.13)
2013	24.212	3,844	93,081	1.06	1.25	(6.67)
2012	25.941	4,473	116,026	0.00	1.25	17.84
2011	22.013	4,671	102,843	1.29	1.25	(19.07)

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

[2]
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Funds, net of management fees assessed by the Mutual Fund manager, divided by the trading day's average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.

[3]
These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.

[4]
These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Fund, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

7.	SUBSEQUENT EVENTS
On February 1, 2016, Symetra Financial Corporation became a wholly owned subsidiary of Sumitomo Life Insurance Company, a mutual company (sougo kaisha) organized under the laws of Japan Sumitomo Life in accordance with the terms of the Agreement and Plan of Merger (the Merger Agreement), dated August 11, 2015. This transaction had no impact on the value of the Separate Accounts assets.

The Separate Account has evaluated subsequent events through April 28, 2016, the date on which the Separate Account's financial statements were available to be issued.

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS

As of December 31, 2015 and 2014
and For the Years Ended December 31, 2015, 2014 and 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Symetra Life Insurance Company

We have audited the accompanying consolidated balance sheets of Symetra Life Insurance Company as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2015. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Symetra Life Insurance Company at December 31, 2015 and 2014, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Seattle, Washington
March 30, 2016

1

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(In millions, except share and per share data)

	As of December 31, 2015	As of December 31, 2014
ASSETS
Investments:
Available-for-sale securities:
Fixed maturities, at fair value (amortized cost: $25,591.6 and $23,337.6, respectively)	$26,432.7	$25,066.7
Marketable equity securities, at fair value (cost: $175.8 and $112.9, respectively)	173.4	120.5
Trading securities:
Marketable equity securities, at fair value (cost: $416.9 and $453.4, respectively)	482.4	532.0
Mortgage loans, net	4,778.5	4,130.1
Policy loans	58.5	61.9
Investments in limited partnerships (includes $12.4 and $20.1 at fair value, respectively)	223.4	258.5
Other invested assets, at fair value	139.6	91.6
Total investments	32,288.5	30,261.3
Cash and cash equivalents	144.2	146.5
Accrued investment income	318.2	303.3
Reinsurance recoverables	340.3	328.7
Deferred policy acquisition costs	666.1	395.1
Receivables and other assets	245.9	170.2
Separate account assets	909.8	949.8
Total assets	$34,913.0	$32,554.9
LIABILITIES AND STOCKHOLDER’S EQUITY
Funds held under deposit contracts	$29,607.9	$26,639.4
Future policy benefits	432.8	415.9
Policy and contract claims	150.3	141.8
Other policyholders’ funds	138.8	115.5
Deferred income tax liabilities, net	125.9	425.7
Other liabilities	391.3	288.6
Separate account liabilities	909.8	949.8
Total liabilities	31,756.8	28,976.7
Commitments and contingencies (Note 13)
Common stock, $250 par value; 20,000 shares authorized, issued and outstanding as of December 31, 2015 and 2014	5.0	5.0
Additional paid-in capital	1,653.0	1,642.1
Retained earnings	980.1	941.7
Accumulated other comprehensive income, net of taxes	518.1	989.4
Total stockholder’s equity	3,156.2	3,578.2
Total liabilities and stockholder’s equity	$34,913.0	$32,554.9
See accompanying notes.

2

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME
(In millions)

	For the Years Ended December 31,
	2015	2014	2013
Revenues:
Premiums	$716.6	$629.1	$627.2
Net investment income	1,339.4	1,305.9	1,277.3
Policy fees, contract charges, and other	207.0	173.3	159.5
Net realized gains (losses):
Total other-than-temporary impairment losses on securities	(56.1)	(16.3)	(20.4)
Less: portion recognized in other comprehensive income (loss)	17.5	2.2	2.5
Net impairment losses recognized in earnings	(38.6)	(14.1)	(17.9)
Other net realized gains (losses)	(54.5)	51.9	50.6
Net realized gains (losses)	(93.1)	37.8	32.7
Total revenues	2,169.9	2,146.1	2,096.7
Benefits and expenses:
Policyholder benefits and claims	570.8	445.9	462.9
Interest credited	973.6	961.7	940.1
Other underwriting and operating expenses	387.3	358.0	335.4
Amortization of deferred policy acquisition costs	90.1	78.1	72.4
Total benefits and expenses	2,021.8	1,843.7	1,810.8
Income from operations before income taxes	148.1	302.4	285.9
Provision (benefit) for income taxes:
Current	15.8	64.3	61.6
Deferred	(46.1)	(18.1)	(4.1)
Total provision (benefit) for income taxes	(30.3)	46.2	57.5
Net income	$178.4	$256.2	$228.4
See accompanying notes.

3

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In millions)

	For the Years Ended December 31,
	2015	2014	2013
Net income	$178.4	$256.2	$228.4
Other comprehensive income (loss), net of taxes and reclassification adjustments:
Changes in unrealized gains (losses) on available-for-sale securities (net of taxes of $(322.5), $209.9 and $(463.7)	(598.9)	389.6	(861.4)
Other-than-temporary impairments on fixed maturities not related to credit losses (net of taxes of $(6.1), $(0.8) and $(0.9))	(11.4)	(1.4)	(1.6)
Impact of net unrealized (gains) losses on deferred policy acquisition costs and deferred sales inducements (net of taxes of $55.7, $(9.9) and $58.3)	103.3	(18.3)	108.3
Impact of cash flow hedges (net of taxes of $19.3, $11.9 and $(10.3))	35.7	22.0	(19.0)
Other comprehensive income (loss)	(471.3)	391.9	(773.7)
Total comprehensive income (loss)	$(292.9)	$648.1	$(545.3)
See accompanying notes.

4

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
(In millions)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Stockholder’s Equity
Balances as of January 1, 2013	$5.0	$1,626.9	$777.1	$1,371.2	$3,780.2
Net income	—	—	228.4	—	228.4
Other comprehensive income (loss)	—	—	—	(773.7)	(773.7)
Capital contributions	—	7.1	—	—	7.1
Dividends declared	—	—	(240.0)	—	(240.0)
Balances as of December 31, 2013	$5.0	$1,634.0	$765.5	$597.5	$3,002.0
Balances as of January 1, 2014	$5.0	$1,634.0	$765.5	$597.5	$3,002.0
Net income	—	—	256.2	—	256.2
Other comprehensive income (loss)	—	—	—	391.9	391.9
Capital contributions	—	8.1	—	—	8.1
Dividends declared	—	—	(80.0)	—	(80.0)
Balances as of December 31, 2014	$5.0	$1,642.1	$941.7	$989.4	$3,578.2
Balances as of January 1, 2015	$5.0	$1,642.1	$941.7	$989.4	$3,578.2
Net income	—	—	178.4	—	178.4
Other comprehensive income (loss)	—	—	—	(471.3)	(471.3)
Capital contributions	—	10.9	—	—	10.9
Dividends declared	—	—	(140.0)	—	(140.0)
Balances as of December 31, 2015	$5.0	$1,653.0	$980.1	$518.1	$3,156.2
See accompanying notes.

5

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(In millions)

	For the Years Ended December 31,
	2015	2014	2013
Cash flows from operating activities
Net income	$178.4	$256.2	$228.4
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses	93.1	(37.8)	(32.7)
Accretion and amortization of invested assets, net	107.9	92.3	79.1
Accrued interest on fixed maturities	(9.8)	(11.7)	(14.1)
Amortization and depreciation	20.9	20.0	22.7
Deferred income tax provision (benefit)	(46.1)	(18.1)	(4.1)
Interest credited on deposit contracts	973.6	961.7	940.1
Mortality and expense charges and administrative fees	(162.1)	(137.1)	(122.6)
Changes in:
Accrued investment income	(14.9)	(6.3)	(21.2)
Deferred policy acquisition costs, net	(157.6)	(93.3)	(52.0)
Future policy benefits	16.9	18.0	7.3
Policy and contract claims	8.5	(18.1)	(2.3)
Current income taxes	(13.7)	(11.8)	28.3
Other assets and liabilities	24.3	(30.5)	(19.8)
Other, net	3.9	3.3	5.2
Total adjustments	844.9	730.6	813.9
Net cash provided by (used in) operating activities	1,023.3	986.8	1,042.3
Cash flows from investing activities
Purchases of:
Fixed maturities and marketable equity securities	(6,781.0)	(5,409.5)	(4,975.2)
Other invested assets and investments in limited partnerships	(149.1)	(115.3)	(99.1)
Issuances of mortgage loans	(1,016.2)	(896.6)	(697.4)
Maturities, calls, paydowns, and other repayments	1,874.2	1,794.8	1,770.0
Sales of:
Fixed maturities and marketable equity securities	2,521.2	2,336.6	2,071.8
Other invested assets and investments in limited partnerships	59.8	55.5	8.4
Repayments of mortgage loans	368.7	309.0	248.3
Other, net	55.6	62.3	15.8
Net cash provided by (used in) investing activities	(3,066.8)	(1,863.2)	(1,657.4)
Cash flows from financing activities
Policyholder account balances:
Deposits	4,335.2	3,126.6	2,470.9
Withdrawals	(2,155.4)	(2,006.2)	(1,713.3)
Cash dividends paid on common stock	(140.0)	(125.0)	(195.0)
Other, net	1.4	(8.2)	(31.9)
Net cash provided by (used in) financing activities	2,041.2	987.2	530.7
Net increase (decrease) in cash and cash equivalents	(2.3)	110.8	(84.4)
Cash and cash equivalents at beginning of period	146.5	35.7	120.1
Cash and cash equivalents at end of period	$144.2	$146.5	$35.7
Supplemental disclosures of cash flow information
Net cash paid during the year for:
Income taxes	25.0	75.0	32.0
Non-cash transactions during the period:
Fixed maturities exchanges	143.7	269.7	334.5
Investments in limited partnerships and capital obligations incurred	12.0	9.7	34.3
See accompanying notes.

6

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

1. Organization and Description of Business
The accompanying financial statements include, on a consolidated basis, the accounts of Symetra Life Insurance Company (Symetra Life) and its three wholly-owned subsidiaries, Symetra National Life Insurance Company, First Symetra National Life Insurance Company of New York, and Symetra Reinsurance Corporation, collectively referred to as “Symetra” or “the Company.” Symetra Life is a stock life insurance company and a wholly-owned subsidiary of Symetra Financial Corporation, a Delaware corporation, referred to as “the Parent.”
Symetra offers products and services that serve the retirement, employment-based benefits and life insurance markets. These products and services are marketed through financial institutions, broker-dealers, benefits consultants, and independent agents and advisors in all states and the District of Columbia. The Company’s principal products include fixed, fixed indexed and variable deferred annuities, single premium immediate annuities, medical stop-loss insurance, limited benefit medical insurance, group life and disability income (DI) insurance, individual life insurance and institutional life insurance including bank-owned life insurance (BOLI) and variable corporate owned life insurance (COLI). The Company also services its block of structured settlement annuities.
Sumitomo Life Merger
On February 1, 2016, the Parent became a wholly owned subsidiary of Sumitomo Life Insurance Company, a mutual company (sougo kaisha) organized under the laws of Japan (Sumitomo Life) in accordance with the terms of the Agreement and Plan of Merger, dated August 11, 2015 (the Merger). Each outstanding share of the Parent's common stock was converted into the right to receive $32.00 in cash, without interest (the Per Share Merger Consideration). The aggregate cash consideration paid in connection with the Merger for the outstanding shares of common stock was $3.7 billion.
At or immediately prior to the effective time of the Merger, outstanding awards granted under the Parent's Equity Plan were cancelled and converted into a right to receive an amount in cash, without interest. This included unvested and outstanding stock options, restricted stock and performance unit awards.
        Subsequent to the Merger, the Company will apply "pushdown" accounting by applying the guidance allowed by Accounting Standards Codification (ASC) 805, Business Combinations, including the initial recognition of most of the Company's assets and liabilities at fair value as of the acquisition date, and similarly goodwill calculated and recognized based on the terms of the transaction and the new basis of net assets of the Company. As part of the application of this standard, certain balances will be reset to zero. The new basis of accounting will be the basis of the accounting records in the preparation of future financial statements and related disclosures.
2. Summary of Significant Accounting Policies
Basis of Presentation and Use of Estimates
The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that may affect the amounts reported in the consolidated financial statements and accompanying notes. All significant intercompany transactions and balances between Symetra Life and its subsidiaries have been eliminated. Certain reclassifications have been made to prior year financial information for it to conform to the current period presentation.
The most significant estimates include those used to determine the following: valuation of investments carried at fair value; the balance, recoverability and amortization of deferred policy acquisition costs (DAC) and deferred sales inducements (DSI); and the liabilities for funds held under deposit contracts, future policy benefits, and policy and contract claims. The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates.
Recognition of Insurance Revenue and Related Benefits
The Company’s group insurance policies, which include medical stop-loss, limited benefit medical, and group life and DI, are short duration contracts. Premiums from these products are recognized as revenue when earned over the life of the policy. Policyholder claims are charged to operations as incurred.
Traditional individual life insurance products, including term and whole life insurance products, are long-duration contracts, and the associated premiums and benefits are fixed. Premiums from these products are considered earned and recognized as revenue when due. The Company establishes a reserve for future policy benefits associated with earned premiums, resulting in the recognition of profits over the life of the policy.

7

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Deposits related to universal life (UL) insurance products and investment-type products are credited to policyholder account balances and reflected as liabilities, rather than as premium income, when received. These investment-type products include fixed and fixed-indexed deferred annuities, single premium immediate annuities (SPIA), and structured settlement annuities.
Revenues from UL insurance and investment type products consist of net investment income on the policyholders’ fund balances, and amounts assessed during the period for cost of insurance, policy administration, and surrender charges. The Company includes the amounts assessed in policy fees, contract charges, and other in the consolidated statements of income. Expenses that are charged to operations for these products include interest credited and claims incurred in excess of related policyholder account balances.
Revenue from variable annuities, life, and COLI, include mortality and expense, policy administration and surrender charges. These fees are charged to policyholders’ accounts based upon the daily net assets of the policyholders’ account values and are recognized in policy fees, contract charges, and other in the consolidated statements of income when assessed.
Separate Account Assets and Liabilities
Separate account balances primarily relate to the Company's variable products. Separate account assets are reported at fair value and represent funds that are invested on behalf of the Company’s variable product policyholders. The assets of each separate account are legally segregated and are not subject to claims that arise out of the Company’s other business activities. Investment risks associated with market value changes are borne by the policyholder, except to the extent of guaranteed minimum death benefits (GMDB) made by the Company with respect to certain accounts. Net investment income and realized gains and losses accrue directly to the policyholders and are not included in the Company’s revenues. Separate account liabilities represent the policyholder’s account balance in the separate account.
For variable annuity contracts with GMDB, the Company contractually guarantees death benefits that may exceed the policyholder's account balance. The Company reinsures nearly all of the GMDB risk on its variable annuity contracts.
Funds Held Under Deposit Contracts
Liabilities for fixed annuity contracts and universal life policies, including BOLI, are computed as deposits net of withdrawals made by the policyholder, plus interest amounts credited based on contract specifications, less contract fees and charges assessed.
For SPIAs, including structured settlements, liabilities are based on discounted amounts of estimated future benefits. Future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Contingent future benefits are discounted with pricing mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserves for SPIAs is set at issue. The interest rates within the pattern vary over time and start with interest rates that prevailed at contract issue. As of December 31, 2015, the weighted-average implied interest rate on the existing book of business was 5.54% and grades to 6.33% during the next 20 years.
Funds held under deposit contracts also include a liability for the embedded derivative related to the Company's fixed indexed annuity (FIA) policies, which is recorded at fair value. See Note 5 for further discussion.
Future Policy Benefits
The Company estimates liabilities for future policy benefits for its traditional individual life policies as the present value of expected future policy benefits less future net premiums. The Company selects the net premiums so that the actuarial present value of future benefits equals the actuarial present value of future premiums. The Company sets the interest, mortality, and persistency assumptions in the year of issue and includes a provision for adverse deviation. The provision for adverse deviation is intended to provide coverage for the risk that actual experience may be worse than locked-in best-estimate assumptions. The Company derives mortality assumptions from both company-specific and industry statistics. Future benefits are discounted at interest rates that vary by year of policy issue. These rates are initially set to be consistent with investment rates at the time of issue, and are graded to a lower rate over time. Assumptions are set at the time each product is introduced and are not updated for actual experience unless the total product liability amount is determined to be inadequate to cover future policy benefits.
The Company estimates liabilities for future policy benefits for certain group long-term disability policies as the present value of future benefit payments, net of terminations and recoveries, and discounted at interest rates based on investment rates at the time of disability.

8

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Policy Loans
Policy loans are carried at unpaid principal balances. Policy loans are not granted for amounts in excess of the accumulated cash surrender value of the policy or contract.
Investments in Limited Partnerships
The Company invests in limited partnerships that generate tax benefits. These partnerships are established to invest in low-income housing and other qualifying purposes, where the primary return on investment is in the form of income tax credits (collectively referred to as "tax credit investments"). The Company's investments are primarily accounted for under the equity method and recorded at amortized cost. Amortization is based on the expected performance of the underlying partnership, with amortization recorded as a reduction to net investment income. When the carrying value of an investment exceeds the total amount of remaining tax benefits, the Company records an impairment loss, which is included in other net realized gains (losses) in the consolidated statements of income. For certain partnerships, the Company provides its investment over time, and the present value of any unfunded commitments is included in the asset balance and recorded in other liabilities.
Investments in limited partnerships also includes a hedge fund recorded at fair value. The impact of changes in its fair value is recorded in net investment income. The Company elected the fair value option for this investment, regardless of ownership percentage, to standardize the related accounting and reporting.
Variable Interest Entities
The Company performs an ongoing qualitative assessment of its involvement with variable interest entities (VIEs). A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support, or where investors lack certain characteristics of a controlling financial interest. The Company assesses its contractual, ownership or other interests in a VIE to determine whether it has a variable interest in the entity, and if so, to determine whether the Company has a controlling financial interest and would therefore be considered the primary beneficiary of the VIE. If it is determined the Company is the primary beneficiary of a VIE, the Company includes the assets and liabilities of the VIE in the consolidated financial statements.
The limited partnerships that the Company invests in meet the definition of a VIE. Because the Company, as a limited partner, lacks the ability to direct the activities of any of these partnerships, it is not considered the primary beneficiary and therefore has not consolidated them. The maximum exposure to loss in these VIEs was $228.3 and $262.1 as of December 31, 2015 and 2014, respectively. The maximum exposure to loss includes unconditional commitments to provide future capital contributions.
In the normal course of business, the Company also makes passive investments in structured securities issued by VIEs. These structured securities primarily include residential and commercial mortgage-backed securities and collateralized loan obligations. Because the Company lacks the ability to direct the activities that most significantly impact the economic performance of the VIEs, it is not considered the primary beneficiary and therefore does not consolidate them. The Company’s maximum exposure to loss with respect to these investments is limited to the amortized cost of the Company’s investment, which was $4,128.3 and $4,420.2 as of December 31, 2015 and 2014, respectively.

9

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Other Significant Accounting Policies
The following table includes significant accounting policies that are described in other notes to the financial statements, including the number of the note:

Significant Accounting Policy	Note #
Investments	3
Mortgage Loans	4
Derivative Financial Instruments	5
Fair Value of Financial Instruments	6
Deferred Policy Acquisition Costs	7
Deferred Sales Inducements	7
Reinsurance	9
Liability for Unpaid Claims	10
Income Taxes	12
New Accounting Pronouncements

Standard	Description	Date of adoption	Effect on the financial statements or other significant matters
Accounting Pronouncements Newly Adopted
Update No. 2014-01, Investments (Topic 323) – Equity Method and Joint Ventures: Accounting for Investments in Qualified Affordable Housing Projects
This standard provides companies with the option to elect the proportional method of amortization for qualified affordable housing investments if certain criteria are met. Under this method, a company would amortize the cost of its investment in proportion to the tax credits and other tax benefits received. Amortization would be presented as a component of income tax expense. The standard does not apply to other types of tax credit investments.
January 1, 2015
The Company adopted the standard but did not elect the proportional method of amortization for its qualified affordable housing investments. The Company has included the required disclosures about such investments in Note 3.

Accounting Pronouncements Not Yet Adopted
Update No. 2015-05, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement
This standard provides companies with guidance on how to account for a cloud computing arrangement including a software license. Under the standard, if a cloud computing arrangement includes a software license, a company should account for the fees associated with the software license consistent with the acquisition of other software licenses. If the cloud computing arrangement does not include a software license, it should be accounted for as a service contract.
		January 1, 2016	The Company has elected to prospectively adopt this standard and it does not expect that the standard will have a material impact on the consolidated financial statements.
Update No. 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)
This standard amends disclosure requirements for companies that use the practical expedient to measure the fair value of certain investments using the net asset value per share. Under the standard, companies are no longer required to categorize fair value measurements for these investments in the fair value hierarchy.
		January 1, 2017	Upon adoption, the Company will apply the new disclosure requirements to its investments in limited partnerships that are valued using the practical expedient.
Update No. 2015-09, Financial Services - Insurance (Topic 944): Disclosures about Short-Duration Contracts
This standard amends disclosure requirements for the liability for unpaid claims and claim adjustment expenses on short-duration contracts for insurance entities. Under the standard, companies must include certain additional quantitative and qualitative information about these liabilities in its financial statements.
		January 1, 2017	Upon adoption, the Company will retrospectively apply the new disclosure requirements to its short-duration contracts, which are primarily related to its group insurance policies.
Update No. 2016-01, Financial Instruments (Topic 825): Recognition and Measurement of Financial Assets and Financial Liabilities
This standards amends recognition and disclosure requirements for equity investments, except those accounted for under the equity method of accounting or those consolidated. Under the standard, companies must measure these investments at fair value. In addition, the requirement to disclose the fair value of financial instruments held at amortized cost has been eliminated for nonpublic companies.
January 1, 2019
The Company is in the early stages of evaluating the potential impact of the standard on its financial statements. The Company will apply the standard by means of a cumulative-effect adjustment to the balance sheet.

Update No. 2016-02, Leases (Topic 842)
This standards amends the recognition requirements for all leases with a term greater than 12 months and provides new guidelines for the identification of a lease within a contract. Under the standard, companies must measure and recognize a liability to make lease payments and a right-of-use asset representing the right to use the underlying asset for the lease term. In addition, the standard requires expanded quantitative and qualitative disclosures.

January 1, 2020
The Company is in the early stages of evaluating the potential impact of the standard on its financial statements. Upon adoption, the Company will apply the standard using a modified retrospective approach and apply the requirements to all new leases.

3. Investments
The Company's investment portfolio consists in large part of fixed maturities and commercial mortgage loans, as well as a smaller allocation of marketable equity securities, investments in limited partnerships, and other investments. Equity investments primarily consist of common stock and exchange-traded funds (ETFs) and support long-duration insurance products in the Income Annuities segment. The majority of the Company's investments are classified as available-for-sale and a small portion is classified as trading.
Available-for-Sale Securities
The Company classifies its investments in fixed maturities and certain marketable equity securities as available-for-sale and carries them at fair value. Fixed maturities primarily include bonds, mortgage-backed securities, collateralized loan obligations and redeemable preferred stock. See Note 6 for information on the valuation of these securities and additional disclosures regarding fair value measurements.
The Company reports net unrealized gains (losses) related to its available-for-sale securities in accumulated other comprehensive income (AOCI) in stockholder's equity, net of related DAC and DSI adjustments and deferred income taxes. The cost of securities sold is determined using the specific-identification method.
The Company reports interest and dividends earned, including prepayment fees or interest-related make whole payments, in net investment income. Interest income for fixed maturities is recognized using the effective yield method. For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments plus anticipated future payments. The Company includes any resulting adjustment in net investment income in the current period.
When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest is deducted from investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal are paid.
Trading Securities
The Company classifies its investments in certain marketable equity securities as trading. Changes in the fair value of the Company's trading portfolio are recorded in net realized gains (losses) in the consolidated statements of income. Dividends earned on trading securities are reported in net investment income.
The following tables summarize the Company’s available-for-sale fixed maturities and marketable equity securities:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of December 31, 2015
Fixed maturities:
U.S. government and agencies	$479.8	$3.7	$(1.4)	$482.1
State and political subdivisions	842.5	34.1	(1.5)	875.1
Corporate securities	19,373.5	952.2	(307.8)	20,017.9
Residential mortgage-backed securities	2,515.2	131.9	(9.5)	2,637.6
Commercial mortgage-backed securities	1,176.2	36.2	(5.0)	1,207.4
Collateralized loan obligations	663.1	0.1	(18.4)	644.8
Other debt obligations	541.3	30.5	(4.0)	567.8
Total fixed maturities	25,591.6	1,188.7	(347.6)	26,432.7
Marketable equity securities, available-for-sale	175.8	1.2	(3.6)	173.4
Total	$25,767.4	$1,189.9	$(351.2)	$26,606.1

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of December 31, 2014
Fixed maturities:
U.S. government and agencies	$404.8	$6.1	$(1.0)	$409.9
State and political subdivisions	789.7	40.1	(0.6)	829.2
Corporate securities	17,608.9	1,507.4	(86.9)	19,029.4
Residential mortgage-backed securities	2,747.9	155.1	(6.1)	2,896.9
Commercial mortgage-backed securities	1,252.3	72.9	(1.7)	1,323.5
Other debt obligations	534.0	44.5	(0.7)	577.8
Total fixed maturities	23,337.6	1,826.1	(97.0)	25,066.7
Marketable equity securities, available-for-sale	112.9	8.6	(1.0)	120.5
Total	$23,450.5	$1,834.7	$(98.0)	$25,187.2
The Company maintains a diversified portfolio of corporate fixed maturity securities across industries. The following table presents the composition of the Company’s corporate securities portfolio by sector:

	As of December 31, 2015		As of December 31, 2014
	Fair Value	% of Total	Fair Value	% of Total
Industrial	$3,939.4	19.7%	$3,449.0	18.1%
Consumer discretionary	2,801.2	14.0	2,392.8	12.6
Consumer staples	2,637.8	13.2	2,822.3	14.8
Health care	2,417.9	12.1	2,178.3	11.4
Utilities	2,085.1	10.4	2,130.3	11.2
Financial	2,090.9	10.4	2,042.2	10.7
Other	4,045.6	20.2	4,014.5	21.2
Total	$20,017.9	100.0%	$19,029.4	100.0%
The following tables summarize gross unrealized losses and fair values of the Company’s available-for-sale investments. The tables are aggregated by investment category and present separately those securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
As of December 31, 2015
Fixed maturities:
U.S. government and agencies	$153.4	$(1.4)	18	$—	$—	—
State and political subdivisions	92.3	(1.3)	15	5.4	(0.2)	2
Corporate securities	5,882.8	(229.9)	547	541.4	(77.9)	96
Residential mortgage-backed securities	383.1	(5.5)	64	106.4	(4.0)	22
Commercial mortgage-backed securities	263.6	(4.4)	23	25.3	(0.6)	4
Collateralized loan obligations	566.4	(18.4)	52	—	—	—
Other debt obligations	140.5	(4.0)	15	—	—	—
Total fixed maturities	7,482.1	(264.9)	734	678.5	(82.7)	124
Marketable equity securities, available-for-sale	138.3	(3.6)	4	—	—	—
Total	$7,620.4	$(268.5)	$738	$678.5	$(82.7)	$124

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
As of December 31, 2014
Fixed maturities:
U.S. government and agencies	$38.4	$(0.2)	7	$59.9	$(0.8)	2
State and political subdivisions	9.3	(0.1)	3	39.3	(0.5)	12
Corporate securities	1,335.6	(43.9)	235	1,027.7	(43.0)	75
Residential mortgage-backed securities	191.5	(1.1)	15	232.0	(5.0)	40
Commercial mortgage-backed securities	54.9	(0.2)	4	48.1	(1.5)	8
Other debt obligations	36.7	(0.2)	10	29.9	(0.5)	3
Total fixed maturities	1,666.4	(45.7)	274	1,436.9	(51.3)	140
Marketable equity securities, available-for-sale	14.9	(0.7)	11	3.3	(0.3)	7
Total	$1,681.3	$(46.4)	$285	$1,440.2	$(51.6)	$147
Based on National Association of Insurance Commissioners (NAIC) ratings as of December 31, 2015 and 2014, the Company held below-investment-grade fixed maturities with fair values of $1,039.0 and $1,126.6, respectively, and amortized costs of $1,083.2 and $1,111.9, respectively. These holdings amounted to 3.9% and 4.5% of the Company’s investments in fixed maturities at fair value as of December 31, 2015 and 2014, respectively.
The following table summarizes the amortized cost and fair value of fixed maturities as of December 31, 2015, by contractual years to maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized Cost	Fair Value
One year or less	$574.5	$580.7
Over one year through five years	6,497.3	6,796.2
Over five years through ten years	9,575.0	9,601.5
Over ten years	4,133.3	4,483.5
Residential mortgage-backed securities	2,515.2	2,637.6
Commercial mortgage-backed securities	1,176.2	1,207.4
Collateralized loan obligations	663.1	644.8
Other asset-backed securities	457.0	481.0
Total fixed maturities	$25,591.6	$26,432.7
The following table summarizes the Company’s net investment income:

	For the Years Ended December 31,
	2015	2014	2013
Fixed maturities	$1,151.3	$1,130.0	$1,113.9
Marketable equity securities	18.1	17.8	15.6
Mortgage loans	247.6	215.7	190.2
Policy loans	3.3	3.5	3.7
Investments in limited partnerships	(48.0)	(32.6)	(20.5)
Other	4.5	4.1	3.8
Total investment income	1,376.8	1,338.5	1,306.7
Investment expenses	(37.4)	(32.6)	(29.4)
Net investment income	$1,339.4	$1,305.9	$1,277.3

 The following table summarizes the Company’s net realized gains (losses):

	For the Years Ended December 31,
	2015	2014	2013
Fixed maturities:
Gross gains on sales	$13.2	$32.3	$11.7
Gross losses on sales	(22.2)	(7.5)	(19.7)
Net impairment losses recognized in earnings	(38.6)	(14.1)	(17.9)
Other (1)	(16.4)	(12.1)	(2.4)
Total fixed maturities	(64.0)	(1.4)	(28.3)
Marketable equity securities, trading (2)	10.0	55.7	67.2
Investments in limited partnerships	(40.9)	(16.7)	(6.8)
Other (3)	(5.4)	(1.3)	(2.1)
DAC and DSI adjustment	7.2	1.5	2.7
Net realized gains (losses)	$(93.1)	$37.8	$32.7
____________________

(1)	This includes net gains (losses) on calls and redemptions, and changes in the fair value of the convertible securities.

(2)
This includes net gains (losses) on changes in the fair value of trading securities held as of period end totaling $4.0, $32.3 and $41.7 for the years ended December 31, 2015, 2014 and 2013, respectively.

(3)	This includes net gains (losses) on derivatives not designated for hedge accounting and other instruments including embedded derivatives related to the Company's fixed indexed annuity (FIA) product.
Other-Than-Temporary Impairments (OTTI)
The Company’s review of available-for-sale investment securities for OTTI includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position (i.e., is underwater) and, for fixed maturities, whether expected future cash flows indicate that a credit loss exists.
While all securities are monitored for impairment, the Company’s experience indicates that, under normal market conditions, securities for which the cost or amortized cost exceeds fair value by less than 20% do not typically represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. If the estimated fair value has declined and remained below cost or amortized cost by 20% or more for at least six months, the Company further analyzes the decrease in fair value to determine whether it is an other-than-temporary decline.
The Company considers the following qualitative factors as part of its OTTI analysis:

•	Extent and duration of the decline in fair value below cost or amortized cost;

•
The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential or compliance with terms and covenants of the security;

•	Changes in the financial condition of the security’s underlying collateral;

•	Any downgrades of the security by a rating agency;

•	Nonpayment of scheduled interest, or the reduction or elimination of dividends;

•	Other indications that a credit loss has occurred; and

•
For fixed maturities, the Company’s intent to sell or whether it is more likely than not the Company will be required to sell the fixed maturity prior to recovery of its amortized cost, considering any regulatory developments, prepayment or call notifications and the Company’s liquidity needs.

For fixed maturities, the Company concludes that an OTTI has occurred if a security is underwater and there is an intent to sell the security or if the present value of expected cash flows is less than the amortized cost of the security (i.e., a credit loss exists). Where a credit loss exists, the Company isolates the portion of the total unrealized loss related to a credit loss, which is recognized in realized gains (losses) on the consolidated statements of income, and the remainder is recorded as a non-credit OTTI through other comprehensive income.
In order to determine the amount of the credit loss, the Company calculates the recovery value by discounting its estimate of future cash flows from the security. The discount rate is the original effective yield for corporate securities or current effective yield for mortgage-backed and other structured securities.
 Determination of Credit-Related OTTI on Corporate Securities
To determine the recovery value for a corporate security, the Company performs an analysis including, but not limited to, the following:

•	Expected cash flows of the issuer;

•	Fundamentals of the industry in which the issuer operates;

•	Fundamentals of the issuer to determine what the Company would recover if the issuer were to file for bankruptcy or restructure its debt outside of bankruptcy;

•	Expectations regarding defaults and recovery rates;

•	Changes to the rating of the security by a rating agency;

•	Third party guarantees; and

•	Additional available market information.
Determination of Credit-Related OTTI on Structured Securities
To determine the recovery value for a structured security, including residential mortgage-, commercial mortgage- and other asset-backed securities, the Company performs an analysis including, but not limited to, the following:

•	Expected cash flows from the security;

•	Creditworthiness;

•	Delinquency ratios, debt-service coverage, and loan-to-value ratios on the underlying collateral;

•	Underlying collateral values, vintage year and level of subordination;

•	Geographic concentrations; and

•	Susceptibility to prepayment and anti-selection due to changes in the interest rate environment.
The largest write-downs recorded through net realized gains (losses) on fixed maturities were related to investments in the following sectors:

	As of December 31,
	2015		2014		2013
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Energy	$30.5	79.0%	$8.9	63.1%	$0.7	3.9%
Financials	1.8	4.7	0.6	4.3	1.9	10.6
U.S. Federal Government (1)	1.6	4.1	1.2	8.5	5.9	33.0
Materials	1.5	3.9	2.9	20.6	4.3	24.0
Other	3.2	8.3	0.5	3.5	5.1	28.5
Net impairment losses recognized in earnings	$38.6	100.0%	$14.1	100.0%	$17.9	100.0%
____________________

(1)	Impairments on U.S. Federal Government securities are due to the Company's intent to sell.
The following table presents the severity and duration of the gross unrealized losses on the Company’s available-for-sale fixed maturities in an unrealized loss position (i.e., underwater), after the recognition of OTTI:

	As of December 31, 2015			As of December 31, 2014
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Fixed maturities
Underwater by 20% or more:
Less than 6 consecutive months	$86.4	$(37.1)	56	$38.5	$(17.3)	33
6 consecutive months or more	44.9	(21.5)	22	4.5	(2.8)	8
Total underwater by 20% or more	131.3	(58.6)	78	43.0	(20.1)	41
All other underwater fixed maturities	8,029.3	(289.0)	757	3,060.3	(76.9)	373
Total underwater fixed maturities	$8,160.6	$(347.6)	$835	$3,103.3	$(97.0)	414
The Company reviewed its available-for-sale fixed maturities with unrealized losses as of December 31, 2015 and 2014 in accordance with its impairment policy and determined, after the recognition of OTTI, that the remaining declines in fair value were temporary. The Company did not intend to sell its underwater securities, and it was not more likely than not that the Company will be required to sell the securities before recovery of cost or amortized cost, which may be maturity. This conclusion is supported by the Company’s spread analyses, cash flow modeling and expected continuation of contractually required principal and interest payments.
Changes in the amount of credit-related OTTI recognized in net income where the portion related to other factors was recognized in other comprehensive income (OCI) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Balance, beginning of period	$20.1	$23.1	$36.2
Increases recognized in the current period:
For which an OTTI was not previously recognized	8.3	1.1	2.9
For which an OTTI was previously recognized	7.8	1.8	2.7
Decreases attributable to:
Securities sold or paid down during the period	(7.4)	(5.8)	(18.7)
Previously recognized credit losses on securities impaired during the period due to a change in intent to sell (1)	(1.1)	(0.1)	—
Balance, end of period	$27.7	$20.1	$23.1
_________________

(1)	Represents circumstances where the Company determined in the period that it intended to sell the security prior to recovery of its amortized cost.
Investments in Limited Partnerships — Affordable Housing Project Investments
The Company invests in limited partnerships that are established to fund low-income housing and other qualifying purposes, where the primary return on investment is in the form of income tax credits. These are collectively referred to as "tax credit investments," and the majority of the Company's investments in such partnerships relate to affordable housing project investments. As of December 31, 2015 and December 31, 2014, the Company's tax credit investments had carrying values of $210.9 and $238.4, respectively, of which $193.1 and $228.7 related to affordable housing project investments, respectively.

The following table sets forth the impact of affordable housing project investments on net income. These amounts do not include the impacts of the Company's holdings in other types of tax credit investments.

	For the Years Ended December 31,
	2015	2014	2013
Amortization	$(30.6)	$(25.8)	$(20.0)
Realized losses	(8.3)	(8.5)	(2.2)
Tax benefit from amortization and realized losses	13.6	12.0	7.8
Tax credits	45.2	48.4	34.3
Impact to net income	$19.9	$26.1	$19.9

Summary of Investments – Other than Investments in Related Parties
The following table summarizes investments held by the Company, other than investments in related parties, as of December 31, 2015:

	Cost or Amortized Cost	Fair Value	Amount as shown in Balance Sheet
Type of Investment:
Fixed maturities:
U.S. government and government agencies and authorities	$479.8	$482.1	$482.1
States, municipalities and political subdivisions	842.5	875.1	875.1
Foreign governments	84.2	86.8	86.8
Public utilities	1,911.5	2,019.1	2,019.1
Convertible bonds and bonds with warrants attached	4.2	4.5	4.5
All other corporate bonds	17,164.1	17,685.2	17,685.2
Mortgage-backed securities	4,795.3	4,952.4	4,952.4
Redeemable preferred stock	60.8	52.3	52.3
Total fixed maturities (1)	25,342.4	26,157.5	26,157.5
Marketable equity securities:
Banks, trusts, and insurance companies	475.0	520.7	520.7
Industrial, miscellaneous, and all other	83.7	100.4	100.4
Nonredeemable preferred stock	32.0	32.9	32.9
Total marketable equity securities (2)	590.7	654.0	654.0
Mortgage loans (3)	4,786.6	4,995.6	4,778.5
Policy loans	58.5	58.5	58.5
Other investments (4)	328.6	349.2	363.0
Total investments	$31,106.8	$32,214.8	$32,011.5
_______________

(1)
The amount shown in the consolidated balance sheet for total fixed maturities differs from the cost and fair value presented above, as the consolidated balance sheet includes affiliated fixed maturities with an amortized cost and fair value of $249.2 and $275.2, respectively.

(2)
The amount shown in the consolidated balance sheet for total marketable equity securities differs from the cost and fair value presented above, as the consolidated balance sheet includes affiliated marketable equity securities with a cost and fair value of $2.0 and $1.8, respectively.

(3)
The amount shown in the consolidated balance sheet for mortgage loans differs from the cost presented above, as the amount in the consolidated balance sheet is presented net of a $8.1 allowance for loan losses.

(4)
The amount shown in the consolidated balance sheet for other investments differs from the fair value presented above, as the Company’s tax credit investments are presented at amortized cost in the consolidated balance sheet.

4. Mortgage Loans
The Company originates and manages a portfolio of mortgage loans which are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. Loans are underwritten based on loan-to-value (LTV) ratios and debt-service coverage ratios (DSCR) as well as detailed market, property and borrower analyses. The Company’s mortgage loan portfolio is considered a single portfolio segment and class of financing receivables, which is consistent with how the Company assesses and monitors the risk and performance of the portfolio. A large majority of these loans have personal guarantees, and all mortgaged properties are inspected annually.
The Company carries its mortgage loans at outstanding principal balances, adjusted for unamortized deferred fees and costs, net of an allowance for loan losses. Loan origination fees and costs are deferred and amortized over the life of the loan. Interest income, including amortization of deferred fees and expenses, is recorded in net investment income.
The Company’s mortgage loan portfolio is generally diversified by geographic region, loan size and scheduled maturity. As of December 31, 2015, the three states with the largest concentrations of the Company's commercial mortgage loans were California, primarily the Los Angeles area, Texas and Washington. Loans in these states comprised 29.1%, 11.0% and 7.5% of the total portfolio, respectively.
Allowance for Mortgage Loans
The allowance for losses on mortgage loans provides for the risk of credit loss inherent in the lending process. The allowance includes a portfolio reserve for probable losses incurred but not specifically identified and, as needed, specific reserves for impaired loans. The allowance for losses on mortgage loans is evaluated at each reporting period and adjustments are recorded when appropriate. To assist in its evaluation of the allowance for loan losses, the Company utilizes the following credit quality indicators to categorize its loans as lower, medium or higher risk:

•	Lower Risk Loans – Loans with an LTV ratio of less than 65%, and a DSCR of greater than 1.50.

•	Medium Risk Loans – Loans that have an LTV ratio at or less than 65% but a DSCR at or below 1.50, or loans with an LTV ratio between 65% and 80%, and a DSCR at or greater than 1.50.

•	Higher Risk Loans – Loans with an LTV ratio greater than 80%, or loans which have an LTV ratio between 65% and 80%, and a DSCR of less than 1.50.
Loans are specifically evaluated for impairment if the Company considers it probable that amounts due according to the terms of the loan agreement will not be collected, or the loan is modified in a troubled debt restructuring. The Company establishes specific reserves for these loans when the fair value is less than its carrying value.

The following table sets forth the Company’s mortgage loans by risk category:

	As of December 31, 2015		As of December 31, 2014
	Carrying Value	% of Total	Carrying Value	% of Total
Lower risk	$3,103.2	64.9%	$2,567.0	62.1%
Medium risk	1,129.3	23.6	994.2	24.1
Higher risk	547.9	11.5	571.3	13.8
Credit quality indicator total	4,780.4	100.0%	4,132.5	100.0%
Loans specifically evaluated for impairment (1)	1.7		2.0
Other (2)	(3.6)		(4.4)
Total	$4,778.5		$4,130.1
________________

(1)	As of December 31, 2015 and 2014, reserve amounts of $0.2 were held for loans specifically evaluated for impairment.

(2)	Includes the allowance for loan losses and deferred fees and costs.
In developing its portfolio reserve for incurred but not specifically identified losses, the Company evaluates loans by risk category and considers its past loan experience, commercial real estate market conditions, and third party data for expected losses on loans with similar LTV ratios and DSCRs. Each loan’s LTV ratio and DSCR is updated annually, primarily during the third quarter. In developing its provision for specifically identified loans, a market valuation on the collateral is performed to determine if a reserve is necessary.
The following table summarizes the activity in the Company’s allowance for mortgage loan losses, which includes portfolio and specific reserves:

	For the Years Ended December 31,
	2015	2014	2013
Allowance at beginning of period	$8.1	$8.1	$7.9
Provision for specific loans	—	—	0.2
Allowance at end of period (1)	$8.1	$8.1	$8.1

(1)	For the years ended December 31, 2015 , 2014 and 2013 , no additional portfolio reserve provisions or charge offs were recorded.
Non-performing loans, defined generally as those in default, close to being in default or more than 90 days past due, are placed on non-accrual status. As of December 31, 2015, no loans were considered non-performing. As of December 31, 2014, one loan with an outstanding balance of $1.5 was considered non-performing.
5. Derivative Instruments
The Company uses derivative financial instruments to hedge certain portions of its exposure to equity market risk, interest rate risk and foreign currency exchange risk. Derivative financial instruments currently held consist primarily of index options, interest rate swaps, foreign currency swaps and foreign currency forwards. Derivative instruments may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company has established policies for managing its derivatives, including prohibitions on derivatives market-making and other speculative derivatives activities. All of the Company’s derivative financial instruments are individually recognized at fair value as either assets within other invested assets, or liabilities within other liabilities in the consolidated balance sheets.
The accounting for changes in the fair value of derivative instruments depends on whether it qualifies and has been designated for hedge accounting. To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI and reclassified into net income in the same period during which the hedged transaction affects net income. Any hedge ineffectiveness is recorded in the consolidated statements of income within net realized gains (losses). If a derivative instrument does not qualify, or is not designated for hedge accounting, the changes in its fair value are recorded in the consolidated statements of income within net realized gains (losses).
The Company prospectively discontinues hedge accounting when: (1) the criteria to qualify for hedge accounting is no longer met (e.g., the derivative is no longer highly effective in offsetting the change in cash flows of a hedged item); (2) the derivative expires, is sold, terminated or exercised; or (3) the derivative is de-designated as a hedging instrument for hedge accounting purposes. If it is determined that a derivative no longer qualifies as an effective hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, with changes in fair value recognized prospectively in income.
The Company also issues fixed indexed annuity contracts that contain embedded derivatives, which are recorded at fair value in funds held under deposit contracts in the consolidated balance sheets.
Derivative Exposure
The following table sets forth the fair value of the Company’s derivative instruments. In the consolidated balance sheets, derivative contracts in an asset position are included in other invested assets, derivative contracts in a liability position are included in other liabilities, and embedded derivative liabilities are included in funds held under deposit contracts.

	As of December 31, 2015			As of December 31, 2014
		Fair Value			Fair Value
	Notional Amount	Assets	Liabilities	Notional Amount	Assets	Liabilities
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	$424.5	$6.1	$3.1	$158.5	$5.4	$—
Foreign currency swaps	679.8	61.8	—	638.6	14.9	10.2
Total derivatives designated as hedges	$1,104.3	$67.9	$3.1	$797.1	$20.3	$10.2
Derivatives not designated as hedges
Index options	$3,794.0	$71.3	$—	$2,055.9	$71.0	$0.1
Interest rate swaps	118.3	0.1	0.8	—	—	—
Foreign currency forwards	9.5	0.2	—	18.3	0.1	—
Embedded derivatives	—	—	385.7	—	—	230.1
Other derivatives	122.7	—	0.5	25.3	0.2	0.4
Total derivatives not designated as hedges	4,044.5	71.6	387.0	2,099.5	71.3	230.6
Total derivatives	$5,148.8	$139.5	$390.1	$2,896.6	$91.6	$240.8
Equity Market Contracts and Embedded Derivatives
The Company uses indexed call options as part of its equity market risk management strategy. The Company offers a FIA contract that permits the contract holder to allocate all or a portion of their account value to an index-linked component, where interest credited to the contract is linked to index performance, subject to caps or performance margins set by the Company. The contract holders may elect to rebalance index options at renewal dates, typically annually. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing revised cap rates or performance margins, subject to contractual guarantees. The Company transacts in call options according to the portfolio allocation decisions of the contract holders, such that the Company is economically hedged with respect to equity returns for the current interest term. These derivatives are not designated for hedge accounting.
The index-based crediting feature in these contracts is an embedded derivative instrument that is bifurcated from the host contract for measurement purposes, because it possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract. The embedded derivative, which is reported with the host instrument as funds held under deposit contracts in the consolidated balance sheets, is carried at fair value with changes in fair value recognized in net realized gains (losses).
Foreign Currency Contracts
The Company uses foreign currency swaps and forwards as part of its foreign currency risk management strategy, to reduce risks from changes in currency exchange rates with respect to the Company's investments denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with other parties to exchange, at specified intervals, one currency for another at a specified rate of exchange. Generally, the notional amount of each currency is exchanged at the maturity of the currency swap by each party. These derivatives qualify and are designated as cash flow hedges, and accumulated gains (losses) are reclassified into income when interest and principal payments on the underlying foreign bonds are received.
The Company is invested in foreign currency forwards to hedge exposure related to purchases of foreign denominated equities and fixed maturities. The Company invests in foreign currency forwards to economically hedge its exposure related to foreign currency-denominated fixed maturity purchases until a foreign currency swap is executed, or to economically hedge fluctuations in the value of foreign-denominated equities owing to exchange rate changes. In a foreign currency forward transaction, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. In general, the Company is selling a foreign currency and receiving U.S. dollars to protect against fluctuations in exchange rates over a short period of time. These derivatives are not designated for hedge accounting.
Interest Rate Swaps
The Company uses interest rate swaps as part of its interest rate risk management strategy. In an interest rate swap, the Company agrees with other parties to exchange, at specified intervals, the difference between floating-rate and fixed-rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company primarily uses interest rate swaps to synthetically convert variable rate fixed maturities, including investment in collateralized loan obligations, to fixed rate securities. Most of these derivatives qualify and are designated as cash flow hedges, and accumulated gains (losses) are reclassified into income when interest payments on the underlying bonds are received.
Collateral Arrangements and Offsetting of Financial Instruments
The Company’s non-centrally-cleared, over-the-counter derivative contracts are typically governed by an International Swaps and Derivatives Association (ISDA) Master Agreement, except for foreign currency forwards which do not require an ISDA. For each ISDA, the Company and the counterparty have also entered into a credit support annex (CSA) to reduce the risk of counterparty default in derivative transactions by requiring the posting of cash collateral or other financial assets. The CSA requires either party to post collateral when net exposures from all derivative contracts between the parties exceed pre-determined contractual thresholds, which vary by counterparty. The amount of net exposure is the difference between the derivative contract’s fair value and the fair value of the collateral held for such agreements with each counterparty. Collateral amounts required to be posted or received are determined daily based on the net exposure with each counterparty under a master netting agreement. The Company is also required to post initial and variation margin on centrally cleared instruments and, as a result, may have collateral posted related to derivatives in an asset position. The Company does not offset recognized collateral amounts pledged or received against the fair value amounts recognized for derivative contracts.
In the consolidated balance sheets, the Company recognizes cash collateral received in cash and cash equivalents, and the obligation to return cash collateral in other liabilities. Non-cash collateral received is not recognized in the consolidated balance sheets. In the event of default, the counterparty relinquishes claim to the assets pledged as collateral, and the Company recognizes the collateral as its own asset recorded at fair value, or, in the case of cash collateral, derecognizes its obligation to return collateral. As our activity increases in derivatives associated with our collateralized loan obligations, there are corresponding increases in non-cash collateral posted, owing to initial margin requirements of our central counterparty.

The following tables present the potential effect of netting arrangements by counterparty on the Company’s consolidated balance sheets:

	As of December 31, 2015
		Gross Amount of Collateral (Received) Posted
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amount
Counterparty:
Assets:
A	$11.4	$—	$(11.4)	$—
B (1)	38.1	12.1	(37.7)	12.5
C	14.2	—	(13.7)	0.5
F	19.9	—	(19.9)	—
G	21.9	—	(21.9)	—
H	10.0	—	(10.0)	—
Other	24.0	—	(21.3)	2.7
Total derivative assets	$139.5	$12.1	$(135.9)	$15.7
_______________________
(1) Amounts include financial instruments of $12.1 posted by the Company to comply with regulatory requirements on centrally cleared instruments.

	As of December 31, 2015
		Gross Amount of Collateral Received (Posted)
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amount
Counterparty:
Liabilities:
F	$0.5	$—	$—	$0.5
Other	3.9	—	—	3.9
Total derivative liabilities (1)	$4.4	$—	$—	$4.4
_______________________
(1) Excludes $385.7 of embedded derivatives which have no counterparty.

	As of December 31, 2014
		Gross Amount of Collateral (Received) Posted
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amount
Counterparty:
Assets:
A	$12.0	$—	$(12.0)	$—
B (1)	20.2	1.9	(13.9)	8.2
C	12.0	—	(12.0)	—
D	14.9	—	(14.9)	—
F	24.0	—	(24.0)	—
Other	8.5	—	(6.7)	1.8
Total derivative assets	$91.6	$1.9	$(83.5)	$10.0
_______________________
(1) Amounts include financial instruments of $1.9 posted by the Company to comply with regulatory requirements on certain centrally cleared instruments.

	As of December 31, 2014
		Gross Amount of Collateral Received (Posted)
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amount
Counterparty:
Liabilities:
A	$1.2	$—	$—	$1.2
B	6.7	—	(0.1)	6.6
E	2.4	—	—	2.4
Other	0.4	—	—	0.4
Total derivative liabilities (1)	$10.7	$—	$(0.1)	$10.6
_______________________
(1) Excludes $230.1 of embedded derivatives which have no counterparty.
Derivatives Designated as Hedges
The following table presents the amount of gain (loss) recognized in OCI on derivatives that qualify as cash flow hedges:

	For the Years Ended December 31,
	2015	2014	2013
Interest rate swaps	$2.4	$3.6	$(2.8)
Foreign currency swaps	62.7	34.5	(24.0)
Total	$65.1	$38.1	$(26.8)
See Note 8 for amounts reclassified out of AOCI and into net income for the years ended December 31, 2015, 2014 and 2013. The Company expects to reclassify net gains of $12.0 from AOCI into net income in the next 12 months, which includes both discontinued hedges and periodic settlements of active hedges. Actual amounts may vary from this estimate as a result of market conditions.
As of December 31, 2015, the maximum term over which the Company is hedging its exposure to the variability in future cash flows is approximately fifteen years. The Company recorded no ineffectiveness for cash flow hedging relationships for the years ended December 31, 2015, 2014 or 2013.
Derivatives Not Designated as Hedges
The following table shows the effect of derivatives not designated as hedges in the consolidated statements of income, which is recorded in net realized gains (losses):

	For the Years Ended December 31,
	2015	2014	2013
Index options	$(23.9)	$33.4	$21.4
Interest rate swaps	3.6	—	—
Foreign currency forwards	0.6	1.3	0.9
Embedded derivatives	6.9	(38.7)	(23.0)
Other derivatives	(2.5)	2.5	(1.9)
Total	$(15.3)	$(1.5)	$(2.6)

6. Fair Value of Financial Instruments
The Company determines the fair value of its financial instruments based on the fair value hierarchy, which favors the use of observable inputs over the use of unobservable inputs when measuring fair value. The Company has categorized its financial instruments into the three-level hierarchy, which gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level to which a fair value measurement falls is assigned based on the lowest-level input that is significant to the measurement. The fair value measurements for the Company’s financial instruments are categorized as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical instruments. This category primarily consists of exchange-traded marketable equity securities and mutual fund investments.

•
Level 2 — Quoted prices for similar instruments in active markets and model-derived valuations whose inputs are observable. This category includes those financial instruments that are valued using industry-standard pricing methodologies or models. All significant inputs are observable or derived from observable information in the marketplace. Financial instruments in this category primarily include corporate fixed maturities and mortgage-backed securities.

•
Level 3 — Fair value estimates whose significant inputs are unobservable. This includes financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this may also utilize estimates based on non-binding broker quotes. This category primarily consists of funds held under deposit contracts and mortgage loans.

The following tables present the fair value of the Company’s financial instruments classified by the valuation hierarchy described above. The financial instruments are separated between those measured at fair value on a recurring basis and those not carried at fair value, but for which disclosure of fair value is required.

	As of December 31, 2015
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$482.1	$482.1	$—	$482.1	$—
State and political subdivisions	875.1	875.1	—	875.1	—
Corporate securities	20,017.9	20,017.9	—	19,970.1	47.8
Residential mortgage-backed securities	2,637.6	2,637.6	—	2,637.6	—
Commercial mortgage-backed securities	1,207.4	1,207.4	—	1,206.2	1.2
Collateralized loan obligations	644.8	644.8	—	555.2	89.6
Other debt obligations	567.8	567.8	—	525.3	42.5
Total fixed maturities, available-for-sale	26,432.7	26,432.7	—	26,251.6	181.1
Marketable equity securities, available-for-sale	173.4	173.4	140.5	27.0	5.9
Marketable equity securities, trading	482.4	482.4	482.2	—	0.2
Investments in limited partnerships, alternative investments	12.5	12.5	—	12.5	—
Other invested assets:
Index options	71.3	71.3	—	67.6	3.7
Other	68.3	68.3	—	68.2	0.1
Total other invested assets	139.6	139.6	—	135.8	3.8
Total investments carried at fair value	27,240.6	27,240.6	622.7	26,426.9	191.0
Separate account assets	909.8	909.8	909.8	—	—
Total assets at fair value	$28,150.4	$28,150.4	$1,532.5	$26,426.9	$191.0
Financial liabilities:
Embedded derivatives	385.7	385.7	—	—	385.7
Total liabilities at fair value	$385.7	$385.7	$—	$—	$385.7

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$4,778.5	$4,995.6	$—	$—	$4,995.6
Investments in limited partnerships, tax credit investments	210.9	197.1	—	197.1	—
Cash and cash equivalents	144.2	144.2	144.2	—	—
Financial liabilities:
Funds held under deposit contracts (1):
Deferred annuities	$16,292.9	$16,487.2	$—	$—	$16,487.2
Income annuities	6,527.0	7,859.7	—	—	7,859.7
_______________________

(1)	The carrying value of this balance excludes $6,788.0 of liabilities related to insurance contracts and embedded derivatives.

	As of December 31, 2014
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$409.9	$409.9	$—	$409.9	$—
State and political subdivisions	829.2	829.2	—	829.2	—
Corporate securities	19,029.4	19,029.4	—	18,957.8	71.6
Residential mortgage-backed securities	2,896.9	2,896.9	—	2,896.9	—
Commercial mortgage-backed securities	1,323.5	1,323.5	—	1,321.0	2.5
Other debt obligations	577.8	577.8	—	506.1	71.7
Total fixed maturities, available-for-sale	25,066.7	25,066.7	—	24,920.9	145.8
Marketable equity securities, available-for-sale	120.5	120.5	62.8	57.7	—
Marketable equity securities, trading	532.0	532.0	531.6	—	0.4
Investments in limited partnerships, alternative investments	20.1	20.1	—	—	20.1
Other invested assets:
Index options	71.0	71.0	—	68.6	2.4
Other	20.6	20.6	—	20.6	—
Total other invested assets	91.6	91.6	—	89.2	2.4
Total investments carried at fair value	25,830.9	25,830.9	594.4	25,067.8	168.7
Separate account assets	949.8	949.8	949.8	—	—
Total assets at fair value	$26,780.7	$26,780.7	$1,544.2	$25,067.8	$168.7
Financial liabilities:
Embedded derivatives	230.1	230.1	—	—	230.1
Foreign currency swaps	10.2	10.2	—	10.2	—
Total liabilities at fair value	$240.3	$240.3	$—	$10.2	$230.1

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$4,130.1	$4,375.8	$—	$—	$4,375.8
Investments in limited partnerships, tax credit investments	238.4	226.6	—	226.6	—
Cash and cash equivalents	146.5	146.5	146.5	—	—
Financial liabilities:
Funds held under deposit contracts (1):
Deferred annuities	$13,686.8	$14,004.2	$—	$—	$14,004.2
Income annuities	6,564.0	8,500.2	—	—	8,500.2
_______________________

(1)	The carrying value of this balance excludes $6,388.7 of liabilities related to insurance contracts and embedded derivatives.
Financial Instruments Measured at Fair Value on a Recurring Basis
Fixed Maturities
The vast majority of the Company’s fixed maturities have been classified as Level 2 measurements. To make this assessment, the Company determines whether the market for a security is active and if significant pricing inputs are observable. The Company predominantly utilizes third party independent pricing services to assist management in determining the fair value of its fixed maturity securities. As of December 31, 2015 and 2014, respectively, pricing services provided prices for 94.8% and 95.5% of the Company’s fixed maturities.
As of December 31, 2015, the Company had $1,157.6 or 4.4%, of its fixed maturities invested in private placement securities. The use of significant observable inputs in determining the fair value of the Company’s investments in private placement securities resulted in the classification of $1,125.1, or 97.2%, as Level 2 measurements as of December 31, 2015. As of December 31, 2014, the Company had $929.0, or 3.7%, of its fixed maturities invested in private placement securities, of which $870.7, or 93.7%, were classified as Level 2 measurements.
Corporate Securities
As of December 31, 2015 and 2014, the fair value of the Company’s corporate securities classified as Level 2 measurements was $19,970.1 and $18,957.8, respectively. The following table presents additional information about the composition of the Level 2 corporate securities:

	As of December 31, 2015			As of December 31, 2014
	Amount	% of Total	# of Securities	Amount	% of Total	# of Securities
Significant security sectors
Industrial	$3,939.0	19.7%	251	$3,449.0	18.2%	226
Consumer staples	2,637.9	13.2	158	2,815.9	14.9	162
Consumer discretionary	2,801.2	14.0	222	2,392.8	12.6	199
Health care	2,417.8	12.1	146	2,143.6	11.3	122
Utilities	2,061.8	10.3	159	2,109.8	11.1	154
Financials	2,080.5	10.4	155	2,032.2	10.7	162

Weighted-average coupon rate	4.85%			5.31%
Weighted-average remaining years to contractual maturity	8.4			9.1
The majority of corporate securities classified as Level 2 measurements are priced by independent pricing services utilizing evaluated pricing models. Because many corporate securities do not trade on a daily basis, evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare valuations. The significant inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications.
As of December 31, 2015 and 2014, $1,059.6, or 5.3%, and $770.6, or 4.1%, respectively, of Level 2 corporate securities were privately placed. These securities were valued using a matrix pricing approach. The significant inputs to the measurement are the base credit spread, treasury yield and expected future cash flows of the security, which are all observable inputs. The base spread is determined based on trades of similar publicly-traded securities, and the expected future cash flows are based on the contractual terms of the security. The valuation approach also incorporates an illiquidity spread, determined based on premiums demanded by investors for privately placed securities. The illiquidity spread is an unobservable input, which ranges from 0 to 40 basis points and is based on the credit quality of the security. The illiquidity spread does not significantly impact the resulting valuation and thus management does not believe it prohibits Level 2 classification.
Residential Mortgage-backed Securities
As of December 31, 2015 and 2014, the fair value of the Company’s residential mortgage-backed securities (RMBS) classified as Level 2 measurements was $2,637.6 and $2,896.9, respectively. These securities were primarily fixed-rate, with a weighted-average coupon rate of 3.91% and 4.19% as of December 31, 2015 and 2014, respectively.
The Company's residential mortgage-backed securities (RMBS) classified as Level 2 measurements are priced by pricing services that utilize evaluated pricing models. Because many RMBS do not trade on a daily basis, evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. The significant observable inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications. In addition, the pricing services use models and processes to develop prepayment and interest rate scenarios. The pricing services monitor market indicators, industry and economic events, and their models take into account market convention.
Agency securities comprised 88.2% and 87.8% of the Company’s Level 2 RMBS as of December 31, 2015 and 2014, respectively. The following table presents additional information about the composition of the Level 2 non-agency RMBS securities:

	As of December 31, 2015		As of December 31, 2014
	Fair Value	% of Total	Fair Value	% of Total
Highest rating agency rating:
AAA	$170.9	54.9%	$159.6	45.1%
AA through BBB	31.6	10.1	56.1	15.9
BB & below	109.0	35.0	138.1	39.0
Total non-agency RMBS	$311.5	100.0%	$353.8	100.0%
Non-agency RMBS with super senior subordination	$234.8	75.4%	$240.4	67.9%
As of December 31, 2015 and 2014, the Company’s non-agency Level 2 RMBS had a weighted-average credit enhancement of 10.8% and 9.0%, respectively. As of December 31, 2015 and 2014, $46.1 and $72.8, or 14.8% and 20.6%, respectively, of the Company’s non-agency Level 2 RMBS had an origination or vintage year of 2004 and prior. The underlying collateral in years prior to 2006 and subsequent to 2008 is considered higher quality as underwriting standards were more stringent.
Commercial Mortgage-backed Securities
As of December 31, 2015 and 2014, the fair value of the Company’s commercial mortgage-backed securities (CMBS) classified as Level 2 measurements was $1,206.2 and $1,321.0, respectively. The weighted-average coupon rate on these securities was 4.26% and 4.66% as of December 31, 2015 and 2014, respectively.
The Company's commercial mortgage-backed securities (CMBS) classified as Level 2 are priced by pricing services that utilize evaluated pricing models. Because many CMBS do not trade on a daily basis, evaluated pricing models apply available information through processes, such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. The significant observable inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, new issues, monthly payment information and other reference data, including market research publications.
The Company’s Level 2 CMBS securities were primarily non-agency securities, which comprised 92.3% and 87.7% of Level 2 CMBS as of December 31, 2015 and 2014, respectively. The non-agency Level 2 CMBS had an estimated weighted-average credit enhancement of 32.6% and 32.8% as of December 31, 2015 and 2014, respectively, and 86.3% and 96.8% were in the most senior tranche as of December 31, 2015 and 2014, respectively.
The following table presents additional information about the composition of the underlying collateral of Level 2 non-agency CMBS securities:

	As of December 31, 2015	As of December 31, 2014
	% of Total	% of Total
Significant underlying collateral locations:
New York	27.6%	24.4%
California	11.9	10.6
Florida	7.1	7.8
Texas	6.8	7.1
Significant underlying collateral property types:
Office buildings	35.2%	33.3%
Retail shopping centers	28.6	29.9

Marketable Equity Securities
Marketable equity securities are investments in exchange-traded fund (ETFs), common stock, and certain nonredeemable preferred stocks. When the fair values of the Company’s marketable equity securities are based on quoted market prices in active markets for identical assets, they are classified as Level 1 measurements. The fair values of nonredeemable preferred stocks are determined by pricing services utilizing evaluated pricing models and are classified as a Level 2 measurement. These valuations are created based on benchmark curves using industry standard inputs and exchange prices of underlying securities and common stock of the same issuer.
Investments in Limited Partnerships
Investments in limited partnerships recorded at fair value relate to the Company's hedge fund. The Company utilizes the fair value option for this investment, regardless of ownership percentage, to standardize the related accounting and reporting. The fair value is determined using the practical expedient based on the Company’s proportionate interest in the underlying fund’s net asset values (NAV). As the partnership terms allow for redemption or liquidation within one year, the investment is classified as a Level 2 measurement.
Index Options
Index options consist primarily of S&P 500 options. As of December 31, 2015, the fair values of these index options were determined using option pricing models. Significant inputs include index implied volatilities, index dividend yields, index prices, a risk-free rate, option term and option strike price. As these inputs are observable, most index options are classified as a Level 2 measurement.
Separate Accounts
Separate account assets are primarily invested in mutual funds with published NAVs, which are classified as a Level 1 measurement.
Embedded Derivatives
Embedded derivatives relate to the Company’s FIA product, which credits interest to the policyholder’s account balance based on increases in selected indexes, primarily the S&P 500. See Note 5 for further discussion of the embedded derivative. The fair value reflects the excess of the projected benefits based on the indexed fund value over the projected benefits based on the guaranteed fund value. The excess benefits are projected using best estimates for surrenders, mortality and indexed fund interest, and discounted at a risk-free rate plus a spread for nonperformance and policyholder behavior risk. Because the estimates utilize significant unobservable inputs, the Company classifies the embedded derivatives as a Level 3 measurement.
Foreign Currency Swaps
Foreign currency swaps are valued using an income approach. These swaps are priced utilizing a discounted cash flow model. The significant inputs include the projected cash flows, currency spot rates, swap yield curve and cross currency basis curve. As these inputs are observable, the foreign currency swaps are classified as a Level 2 measurement.
Other Financial Instruments Subject to Fair Value Disclosure Requirements
Cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with original maturities of three months or less at the time of purchase. Cash equivalents are reported at cost and approximate fair value. There were no cash equivalents as of December 31, 2015 and $16.6 as of December 31, 2014. These are classified as a Level 1 measurement.
The fair value of the Company’s mortgage loans is measured by discounting the projected future cash flows using the current rate at which the loans would be made to borrowers with similar credit ratings and for the same maturities. Because these estimates utilize significant unobservable inputs, mortgage loans are classified as a Level 3 measurement.
The fair value of the Company’s investments in limited partnerships associated with tax credit investments is estimated based on the discounted cash flows over the remaining life of the tax credits, using the original internal rate of return for each investment. As these inputs are considered observable, investments in limited partnerships are classified as a Level 2 measurement.
The fair values of funds held under deposit contracts related to investment-type contracts are estimated based on the present value of the discounted cash flows. Cash flows were projected using best estimates for lapses, mortality and expenses, and discounted at a risk-free rate plus a spread for nonperformance and policyholder behavior risk. Because these estimates utilize significant unobservable inputs, the Company classifies funds held under deposit contracts as a Level 3 measurement.
Rollforward of Financial Instruments Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the years ended December 31, 2015 and 2014:

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2015	Purchases and issues(1)	Sales and settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (Loss)	Realized Gains (Losses)(4)	Balance as of December 31, 2015
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$71.6	$30.4	$—	$(41.5)	$(7.2)	$—	$(5.6)	$0.1	$47.8
Commercial mortgage-backed securities	2.5	—	—	(0.8)	(0.4)	—	(0.1)	—	1.2
Collateralized loan obligations	—	89.6	—	—	—	—	—	—	89.6
Other debt obligations	71.7	—	—	(24.5)	(2.4)	—	(2.3)	—	42.5
Total fixed maturities, available-for-sale	145.8	120.0	—	(66.8)	(10.0)	—	(8.0)	0.1	181.1
Marketable equity securities, available-for-sale	—	—	—	6.1	—	—	(0.2)	—	5.9
Marketable equity securities, trading	0.4	—	(0.3)	—	—	(0.1)	—	0.2	0.2
Investments in limited partnerships	20.1	—	—	(20.1)	—	—	—	—	—
Other invested assets:
Index options	2.4	5.8	—	—	—	(2.4)	—	(2.1)	3.7
Other	—	2.3	—	—	(0.4)	(0.1)	—	(1.7)	0.1
Total other invested assets	2.4	8.1	—	—	(0.4)	(2.5)	—	(3.8)	3.8
Total Level 3 assets	$168.7	$128.1	$(0.3)	$(80.8)	$(10.4)	$(2.6)	$(8.2)	$(3.5)	$191.0
Financial Liabilities:
Embedded derivatives	230.1	170.5	(8.1)	—	—	(6.8)	—	—	385.7
Total Level 3 liabilities	$230.1	$170.5	$(8.1)	$—	$—	$(6.8)	$—	$—	$385.7

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2014	Purchases and issues(1)	Sales and settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income	Realized Gains (Losses)(4)	Balance as of December 31, 2014
Financial Assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$17.4	$—	$—	$(17.4)	$—	$—	$—	$—	$—
Corporate securities	28.0	41.4	—	—	(0.7)	—	2.9	—	71.6
Residential mortgage-backed securities	0.2	—	(0.1)	—	(0.1)	—	—	—	—
Commercial mortgage-backed securities	5.8	—	—	—	(3.3)	—	—	—	2.5
Other debt obligations	128.8	—	—	(56.9)	(1.3)	—	1.1	—	71.7
Total fixed maturities, available-for-sale	180.2	41.4	(0.1)	(74.3)	(5.4)	—	4.0	—	145.8
Marketable equity securities, trading	0.3	—	—	—	0.3	(0.2)	—	—	0.4
Investments in limited partnerships	—	25.0	—	—	—	(4.9)	—	—	20.1
Other invested assets:
Index options	38.8	2.5	—	(37.0)	(1.6)	(0.1)	—	(0.2)	2.4
Other	—	1.7	—	—	(2.4)	0.1	—	0.6	—
Total other invested assets	38.8	4.2	—	(37.0)	(4.0)	—	—	0.4	2.4
Total Level 3 assets	$219.3	$70.6	$(0.1)	$(111.3)	$(9.1)	$(5.1)	$4.0	$0.4	$168.7
Financial Liabilities:
Embedded derivatives	92.1	100.6	(1.3)	—	—	38.7	—	—	230.1
Total Level 3 liabilities	$92.1	$100.6	$(1.3)	$—	$—	$38.7	$—	$—	$230.1
_______________

(1)	Issues and settlements are related to the Company’s embedded derivative liabilities.

(2)
Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $6.0 and $27.4 for the years ended December 31, 2015 and 2014. Gross transfers out of Level 3 were $(86.8) and $(138.7) for the years ended December 31, 2015 and 2014, respectively, related to fixed maturities for which observable inputs became available. Additionally, transfers out included a change in valuation methodology for index options during the first quarter of 2014 to a method that uses significant observable inputs. Such securities are now classified as Level 2.

(3)	Other is comprised of transactions such as pay downs, calls, amortization and redemptions.

(4)
Realized and unrealized gains and losses for investments in limited partnerships are included in net investment income. All other realized and unrealized gains and losses recognized in net income are included in net realized gains (losses). Amounts shown for financial liabilities are (gains) losses in net income.

7. Deferred Policy Acquisition Costs and Deferred Sales Inducements
Deferred Policy Acquisition Costs
The Company defers costs that are directly related to the successful acquisition or renewal of insurance contracts. These primarily include commissions, distribution costs directly related to production, third-party underwriting costs and the portion of salaries and benefits directly related to processing successful new and renewal contracts. All other acquisition-related costs, including costs incurred for soliciting potential customers, managing the distribution and underwriting functions, training, administration, unsuccessful acquisition or renewal efforts, market research and product development are not deferrable and are expensed in the period incurred.
The Company amortizes deferred acquisition costs for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the estimated future gross profits. The Company makes assumptions as to lapse rates, mortality experience, maintenance expenses, crediting rates, and investment performance. Actual profits can vary from the estimates and can thereby result in increases or decreases to DAC amortization. The Company regularly evaluates its assumptions and, when necessary, revises the estimated gross profits of these contracts, resulting in assumption and experience unlocking adjustments to DAC amortization. When such estimates are revised, the impact is recorded in the consolidated statements of income.
The Company amortizes acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies, using assumptions consistent with those used in computing policy reserves. The Company amortizes acquisition costs for immediate annuities using a constant yield approach.
The Company adjusts the unamortized DAC balance for the effect of net unrealized gains and losses on securities as if they had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in AOCI. The Company also adjusts its unamortized DAC balance for the effect of realized gains and losses including changes in fair value of the embedded derivatives for the Company's FIA policy assets. These adjustments are recognized in net realized gains (losses) in the consolidated statements of income.
For some products, policyholders can elect to modify product benefits, features, rights or coverage by exchanging a contract for a new contract; by amendment, endorsement or rider to a contract; or by election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification substantially changes the original contract, the remaining DAC balance is immediately written off through earnings and any eligible costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC is retained and amortized over the life of the modified contract and any acquisition costs associated with the related modification are expensed as incurred.
The following table provides a reconciliation of the beginning and ending balance for DAC:

	For the Years Ended December 31,
	2015	2014	2013
Unamortized balance at beginning of period	$513.9	$419.9	$367.9
Deferral of acquisition costs	247.7	171.4	122.3
Adjustments for realized (gains) losses	6.0	0.7	2.1
Amortization — excluding unlocking	(86.4)	(67.0)	(61.6)
Amortization — impact of assumption and experience unlocking	(3.7)	(11.1)	(10.8)
Unamortized balance at end of period	677.5	513.9	419.9
Accumulated effect of net unrealized gains	(11.4)	(118.8)	(97.4)
Balance at end of period	$666.1	$395.1	$322.5
The Company conducts regular recoverability analyses for its DAC asset balances associated with deferred and immediate annuity, universal life, traditional life, and group life and DI contracts. The Company compares the current DAC asset balances with the estimated present value of future profitability of the underlying business. The DAC asset balances are considered recoverable if the present value of future profits is greater than the current DAC asset balance. As of December 31, 2015 and 2014, all of the DAC asset balances were considered recoverable.
Deferred Sales Inducements
The Company offers sales inducements on certain deferred annuity contracts and universal life policies. For certain deferred annuity contracts, the inducement entitles the contract holder to an incremental amount of interest that is credited to the account value over a 12- to 60-month period following the initial deposit, depending on the product. The incremental interest causes the initial credited rate to be higher than the contract’s expected ongoing crediting rates for periods after the inducement. For certain universal life policies, the inducement provides an immediate increment to the policyholder’s account value at the issue date or time of deposit. Deferred sales inducements are included in receivables and other assets and amortized into interest credited using the same methodology and assumptions used to amortize DAC.
Similar to DAC, the Company amortizes deferred sales inducements for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the estimated future gross profits. The Company makes assumptions as to lapse rates, mortality experience, maintenance expenses, crediting rates, and investment performance. Actual profits can vary from the estimates and can thereby result in increases or decreases to DSI amortization. The Company regularly evaluates its assumptions and, when necessary, revises the estimated gross profits of these contracts, resulting in assumption and experience unlocking adjustments to DSI amortization. When such estimates are revised, the impact is recorded in the consolidated statements of income. Deferred sales inducement balances are subject to regular recoverability testing to ensure that capitalized amounts do not exceed the present value of estimated gross profits. As of December 31, 2015 and 2014, all of the deferred sales inducement balances were considered recoverable.
The Company adjusts the unamortized DSI balance for the effect of net unrealized gains and losses on securities as if they had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in AOCI. The Company also adjusts its unamortized DSI balance for the effect of realized gains and losses. These adjustments are recognized in net realized gains (losses) in the consolidated statements of income.
The following table provides a reconciliation of the beginning and ending balance for DSI, which is included in receivables and other assets in the consolidated balance sheets. DSI amortization is included in interest credited in the consolidated statements of income.

	For the Years Ended December 31,
	2015	2014	2013
Unamortized balance at beginning of period	$136.7	$154.8	$153.4
Capitalizations	22.1	31.4	49.5
Adjustments for realized (gains) losses	1.2	0.8	0.6
Amortization — excluding unlocking	(41.7)	(42.0)	(41.2)
Amortization — impact of assumption and experience unlocking	(1.4)	(8.3)	(7.5)
Unamortized balance at end of period	116.9	136.7	154.8
Accumulated effect of net unrealized gains	(28.7)	(79.6)	(76.7)
Balance at end of period	$88.2	$57.1	$78.1
8. Stockholder's Equity
The following tables summarize the components of AOCI and the adjustments to OCI for amounts reclassified from AOCI into net income for the years ended December 31, 2015, 2014 and 2013:

	Net unrealized gains (losses) on available-for- sale securities	OTTI on fixed maturities not related to credit losses (2)	Adjustment for DAC and DSI	Net gains (losses) on cash flow hedges	Accumulated other comprehensive income
Balance as of January 1, 2015	$1,127.8	$(13.5)	$(131.4)	$6.5	$989.4
Other comprehensive income (loss) before reclassifications, net of taxes (1)	(641.2)	(11.4)	108.0	42.3	(502.3)
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(4.6)	(4.6)
Foreign currency swaps	—	—	—	(5.5)	(5.5)
Net realized (gains) losses	54.0	11.1	(7.2)	—	57.9
Total provision (benefit) for income taxes	(18.9)	(3.9)	2.5	3.5	(16.8)
Total reclassifications from AOCI, net of taxes	35.1	7.2	(4.7)	(6.6)	31.0
Other comprehensive income (loss) after reclassifications	(606.1)	(4.2)	103.3	35.7	(471.3)
Balance as of December 31, 2015	$521.7	$(17.7)	$(28.1)	$42.2	$518.1

	Net unrealized gains (losses) on available-for- sale securities	OTTI on fixed maturities not related to credit losses (2)	Adjustment for DAC and DSI	Net gains (losses) on cash flow hedges	Accumulated other comprehensive income
Balance as of January 1, 2014	$740.3	$(14.2)	$(113.1)	$(15.5)	$597.5
Other comprehensive income (loss) before reclassifications, net of taxes (1)	388.3	(1.4)	(17.3)	24.7	394.3
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(2.7)	(2.7)
Foreign currency swaps	—	—	—	(1.5)	(1.5)
Net realized (gains) losses	(1.2)	3.3	(1.5)	—	0.6
Total provision (benefit) for income taxes	0.4	(1.2)	0.5	1.5	1.2
Total reclassifications from AOCI, net of taxes	(0.8)	2.1	(1.0)	(2.7)	(2.4)
Other comprehensive income (loss) after reclassifications	387.5	0.7	(18.3)	22.0	391.9
Balance as of December 31, 2014	$1,127.8	$(13.5)	$(131.4)	$6.5	$989.4

	Net unrealized gains (losses) on available-for- sale securities	OTTI on fixed maturities not related to credit losses (2)	Adjustment for DAC and DSI	Net gains (losses) on cash flow hedges	Accumulated other comprehensive income
Balance as of January 1, 2013	$1,608.7	$(19.6)	$(221.4)	$3.5	$1,371.2
Other comprehensive income (loss) before reclassifications, net of taxes (1)	(889.2)	(1.6)	110.1	(17.4)	(798.1)
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(2.4)	(2.4)
Foreign currency swaps	—	—	—	(0.1)	(0.1)
Net realized (gains) losses	31.9	10.9	(2.7)	—	40.1
Total provision (benefit) for income taxes	(11.1)	(3.9)	0.9	0.9	(13.2)
Total reclassifications from AOCI, net of taxes	20.8	7.0	(1.8)	(1.6)	24.4
Other comprehensive income (loss) after reclassifications	(868.4)	5.4	108.3	(19.0)	(773.7)
Balance as of December 31, 2013	$740.3	$(14.2)	$(113.1)	$(15.5)	$597.5
___________________

(1)
Other comprehensive income (loss) before reclassifications is net of taxes of $(345.3), $(6.1), $58.2, $22.8 and $(270.4), respectively, for the year ended December 31, 2015, net of taxes of $209.1, $(0.8), $(9.4), $13.4 and $212.3, respectively, for the year ended December 31, 2014, and net of taxes of $(478.7), $(0.9), $59.2, $(9.4) and $(429.8), respectively, for the year ended December 31, 2013.

(2)
Reclassification adjustments of OTTI on fixed maturities not related to credit losses are included in changes in unrealized gains and losses on available-for-sale securities within the consolidated statements of comprehensive income (loss).

Equity Plan
The Company's employees participate in the Parent's Equity Plan, the Symetra Financial Corporation Equity Plan, amended and restated on March 5, 2014. The Parent has the ability to issue various types of awards, including restricted stock, stock options, stock appreciation rights, restricted stock units, performance shares, performance units and other types of awards at the discretion of the Parent's board of directors.
During 2015, 2014 and 2013, the Parent granted performance units to various members of the Company's management. The value of each performance unit is determined at the discretion of the Parent’s board of directors based on its success over a three-year period. These are accounted for as liability awards, as the Parent intends or is required to settle such awards in cash. The Company recognized $8.7, $8.0 and $6.6 in expense related to performance units granted under the Equity Plan for the years ended December 31, 2015, 2014 and 2013, respectively.
The Company's employees also received stock-based compensation in the form of restricted shares and options issued by the Parent. Compensation expense for these awards is recognized over the requisite service period, using the straight-line method, based on the grant-date fair value. These awards are recorded as capital contributions to the Company.
The Company was allocated compensation expenses, included in other underwriting and operating expenses, related to awards granted to its employees as follows:

	For the Years Ended December 31,
	2015	2014	2013
Restricted stock (1)	$5.0	$3.6	$3.6
Stock options (2)	1.1	1.0	0.9
___________________

(1)	The related income tax benefit was $1.8, $1.3 and $1.3 for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)	The related income tax benefit was $0.4, $0.4 and $0.3 for the years ended December 31, 2015, 2014 and 2013, respectively.

Immediately prior to the effective time of the Merger, the awards outstanding were canceled and converted into the right to receive an amount in cash. In addition, the Parent's Equity Plan was terminated subsequent to December 31, 2015. For more information, refer to Note 1, Sumitomo Life Merger.
9. Reinsurance
The Company reinsures portions of its insurance risk, primarily in the Individual Life and Benefits segments, in order to spread risk, limit losses and minimize exposure to significant risks. Starting in 2014, the Company began to utilize inter-company reinsurance agreements to manage its statutory capital position.
In the Benefits segment, the Company reinsures portions of risk associated with its group life and DI and medical stop-loss businesses. The Company typically reinsures group life mortality risk in excess of $0.25 per individual, per line of coverage. The Company fully retains its short-term disability risk, and reinsures 45% of its long-term disability risk. The Company reinsures its exposure to medical stop-loss in excess of $1.7 per individual claim and on the excess of $1.0 for aggregate policy claims. The Company also has catastrophic coverage for group life policies.
In the Individual Life segment, the Company reinsures portions of the risk associated with universal life, term life, BOLI and variable COLI products. Coverage under these reinsurance agreements varies by product, policy issue year and issue age of the insured. For newly issued policies, the Company retains up to a maximum of $3.0 per life.
The Company remains liable to its policyholders to the extent that counterparties to reinsurance contracts do not meet their contractual obligations. Accordingly, the future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables, which are reported as assets. The Company reports premiums, benefits, and settlement expenses net of reinsurance in the consolidated statements of income. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
The following table sets forth net life insurance in force:

	As of December 31,
	2015	2014	2013
Direct life insurance in force	$76,853.1	$66,931.6	$60,554.7
Amounts assumed from other companies	184.7	184.8	213.2
Amounts ceded to other companies	(23,558.3)	(22,628.9)	(21,635.5)
Net life insurance in force	$53,479.5	$44,487.5	$39,132.4
Percentage of amount assumed to net	0.35%	0.42%	0.54%
Percentage of amount ceded to direct	30.65%	33.81%	35.73%
The Company evaluates the financial condition of its reinsurers to monitor its exposure to losses from reinsurer insolvencies. The Company analyzes reinsurance recoverables according to the credit ratings and financial health of its reinsurers and is not aware of its major reinsurers currently experiencing financial difficulties. As of December 31, 2015, $116.5 or 34.2%, of the reinsurance recoverable was related to one reinsurer. Of the total amount due from reinsurers, 99.2% and 99.5% were with reinsurers rated A- or higher by A.M. Best, as of December 31, 2015 and 2014, respectively. The Company had no write-offs or reserve for uncollectible reinsurance in 2015, 2014 or 2013.

Reinsurance recoverables are composed of the following amounts:

	As of December 31,
	2015	2014
Life insurance
Reinsurance recoverables on:
Funds held under deposit contracts	$96.7	$94.4
Future policy benefits	148.3	145.6
Policy and contract claims	4.5	5.0
Paid claims, expense allowance, and premium tax recoverables	5.9	3.8
Total life insurance	255.4	248.8
Accident and health insurance
Reinsurance recoverables on:
Future policy benefits	76.2	75.4
Policy and contract claims	4.1	3.3
Paid claims, expense allowance, and premium tax recoverables	4.6	1.2
Total accident and health insurance	84.9	79.9
Total reinsurance recoverables	$340.3	$328.7
The following table sets forth the effect of reinsurance on premiums and policy fees and contract charges. It is disaggregated by accident and health and life insurance products, which are short- and long-duration contracts, respectively.

	For the Years Ended December 31,
	2015	2014	2013
Premiums:
Direct:
Accident and health	$676.0	$592.6	$601.9
Life insurance	123.1	104.8	92.4
Total	799.1	697.4	694.3
Total assumed	0.1	—	0.1
Ceded:
Accident and health	(43.5)	(30.9)	(29.2)
Life insurance	(39.1)	(37.4)	(38.0)
Total	(82.6)	(68.3)	(67.2)
Total premiums	716.6	629.1	627.2
Policy fees and contract charges:
Direct life insurance	180.0	145.0	132.3
Ceded life insurance	(8.6)	(6.1)	(5.6)
Total policy fees and contract charges (1)	171.4	138.9	126.7
Total premiums and other amounts assessed to policyholders	$888.0	$768.0	$753.9
Percentage of assumed to total premiums and other amounts assessed to policyholders	0.01%	—%	0.01%
_______________

(1)
Total policy fees and contract charges represents amounts charged to policyholders other than premiums and recorded in policy fees, contract charges and other in the consolidated statements of income. This primarily consists of costs of insurance charges.

Ceded reinsurance reduced policyholder benefits and claims by $70.1, $75.8 and $65.2 for the years ended December 31, 2015, 2014 and 2013, respectively.

10. Liability for Unpaid Claims and Claim Adjustment Expenses
Liabilities for policy and contract claims, which primarily represent liabilities for claims under medical stop-loss, group term life insurance, group short- and long-term disability, and individual life policies, are established on the basis of reported losses. The Company also provides for claims incurred but not reported (IBNR). For medical stop-loss policies, this is based on expected loss ratios, claims paying completion patterns and historical experience. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases. The Company reviews estimates for reported but unpaid claims and IBNR claims quarterly. Any necessary adjustments are reflected in earnings.
The following table provides a reconciliation of the beginning and ending liability balances for unpaid claims and claims adjustment expenses. These reserves include policy and contract claims and certain amounts recorded in future policy benefits on the consolidated balance sheets.

	As of December 31,
	2015	2014	2013
Balance as of January 1	$239.6	$234.4	$227.7
Less: reinsurance recoverables	83.9	69.2	63.7
Net balance as of January 1	155.7	165.2	164.0
Incurred related to insured events of:
The current year	535.0	468.1	479.5
Prior years	0.2	(24.5)	(10.4)
Total incurred	535.2	443.6	469.1
Paid related to insured events of:
The current year	375.5	334.2	320.0
Prior years	133.1	118.9	147.9
Total paid	508.6	453.1	467.9
Net balance as of December 31	182.3	155.7	165.2
Add: reinsurance recoverables	84.9	83.9	69.2
Balance as of December 31	$267.2	$239.6	$234.4
For the year ended December 31, 2014, the change in prior year incurred claims was primarily due to favorable claims experience for medical stop-loss. The Company experienced higher than expected claims frequency and severity during 2013 and established its year-end reserves for estimated IBNR based on this experience. The related 2014 claims experience was lower than expected, and the Company released a portion of the reserves. For the year ended December 31, 2013,  the change in prior year incurred claims was primarily due to favorable claims experience for medical stop-loss, offset by higher than expected claims on the Company's BOLI product.
11. Notes Payable
Surplus Note
On December 12, 2014, Symetra Life and its newly formed, wholly owned subsidiary, Symetra Reinsurance Corporation (SRC), entered into a 25-year transaction to finance certain non-economic statutory reserves related to a block of universal life insurance policies with secondary guarantees issued by Symetra Life. As part of this transaction, SRC issued a surplus note with no initial principal balance. The maximum capacity as of December 31, 2015, was $105.2. There have been no borrowings since inception under the surplus note.
12. Income Taxes
Symetra Life files a consolidated federal income tax return with its wholly-owned subsidiaries. Income taxes have been determined using the liability method. The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. The deferred income taxes are calculated as the difference between the book and tax bases of the appropriate assets and liabilities and are measured using enacted tax rates.
The Company files income tax returns in the U.S. federal and various state jurisdictions. The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service, or the statute of limitations has expired for all tax periods through December 31, 2011. The Company is not currently subject to any state income tax exams.
Differences between income taxes computed by applying the U.S. federal income tax rate of 35% to income from operations before income taxes and the provision for income taxes were as follows:

	For the Years Ended December 31,
	2015		2014		2013
Income from operations before income taxes	$148.1		$302.4		$285.9
Tax provision at U.S. Federal statutory rate	51.8	35.0%	105.8	35.0%	100.1	35.0%
Increase (reduction) in rate resulting from:
Tax credit investment credits	(79.8)	(53.9)	(56.8)	(18.8)	(41.2)	(14.4)
Separate account dividend received deduction	(1.2)	(0.8)	(1.4)	(0.5)	(1.2)	(0.4)
Other	(1.1)	(0.7)	(1.4)	(0.4)	(0.2)	(0.1)
Provision for income taxes	$(30.3)	(20.4)%	$46.2	15.3%	$57.5	20.1%
The tax effects of temporary differences that gave rise to the deferred income tax assets and liabilities were as follows:

	As of December 31,
	2015	2014
Deferred income tax assets:
Adjustments to life policy liabilities	$356.8	$323.5
Capitalization of policy acquisition costs	86.7	69.9
Other	13.2	11.9
Total deferred income tax assets	456.7	405.3
Deferred income tax liabilities:
Deferred policy acquisition costs	237.1	179.8
Basis adjustment on securities	66.3	117.2
Unrealized gains on investment securities (net of DAC and DSI adjustment: $14.0 and $69.4, respectively)	279.2	532.8
Other	—	1.2
Total deferred income tax liabilities	582.6	831.0
Deferred income tax liability, net	$125.9	$425.7
Deferred tax assets are recognized only to the extent that it is more likely than not that future taxable profits will be available, and a valuation allowance is established where deferred tax assets cannot be recognized. Based on an analysis of the Company’s tax position, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2015 and 2014.
The Company includes penalties and interest accrued related to unrecognized tax benefits in the calculation of income tax expense. As of December 31, 2015, the Company has no unrecognized tax benefits and does not expect significant changes within the next year.

13. Commitments and Contingencies
Leases
The Company has office space and certain equipment under leases that expire at various dates through 2025, subject to certain renewal options. The Company accounts for the majority of these leases as operating leases.
Future minimum lease commitments, including cost escalation clauses, for the next five years and thereafter are as follows:

Lease Payments
2016	$15.4
2017	14.9
2018	13.9
2019	13.6
2020	13.3
Thereafter	11.6
Total	$82.7
Other Commitments
The Company outsources the majority of its information technology infrastructure. For the provision of these services, the Company incurred expenses of $14.0, $13.9 and $13.4 for the years ended December 31, 2015, 2014 and 2013, respectively, which included a fixed fee as well as variable fees based on usage. In 2016, the term on a new five year service agreement will begin. Under the terms of this service agreement, the Company agreed to pay an annual fixed service fee ranging from $11.0 to $12.1 for each of the five years of the contract.
As of December 31, 2015 and 2014, unfunded mortgage loan commitments were $81.0 and $50.7, respectively. The Company had no other material commitments or contingencies as of December 31, 2015 and 2014.
 Litigation
Because of the nature of its business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company establishes liabilities for litigation and regulatory actions when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. For matters where a loss is believed to be reasonably possible, but not probable, no liability is established. For such matters, the Company may provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. The Company reviews relevant information with respect to litigation and regulatory matters on a quarterly and annual basis and updates its established liabilities, disclosures and estimates of reasonably possible losses or range of loss based on such reviews.
Although the Company cannot predict the outcome of any litigation or regulatory action, the Company does not believe that any such matters will have an impact on its financial condition or results of operations that differs materially from the Company’s established liabilities. Given the inherent difficulty in predicting the outcome of such matters, however, it is possible that an adverse outcome in certain such matters could be material to the Company’s financial condition or results of operations for any particular reporting period.
14. Dividends
Symetra Life is restricted by state regulations as to the aggregate amount of dividends it may pay to the Parent in any consecutive 12-month period without regulatory approval. The aggregate amount of dividends for the current year is determined based on prior year’s statutory limits. Accordingly, Symetra Life was eligible to distribute dividends to the Parent during 2015 without obtaining regulatory approval, as long as the aggregate dividends distributed over 12 months did not exceed $207.8. The total amount of dividends declared by Symetra Life to the Parent during 2015 was $140.0.
Based on state regulations as of December 31, 2015, Symetra Life is eligible to disburse dividends to the Parent during 2016 without obtaining regulatory approval as long as the aggregate dividends disbursed over the 12 months preceding any dividend payment date in 2016 do not exceed $211.9.

15. Statutory-Basis Information
Symetra Life and its three wholly-owned subsidiaries are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as accounting for investments, certain assets and deferred taxes on a different basis. Permitted statutory accounting practices encompass all accounting practices not prescribed and adopted by the NAIC, but which have been specifically allowed by state insurance authorities. The Company has no material permitted accounting practices.
The statutory net income (loss) and statutory capital and surplus for Symetra Life and its subsidiaries are as follows:

	For the Years Ended December 31,
	2015	2014	2013
Statutory net income (loss):
Symetra Life Insurance Company	$205.6	$241.0	$183.6
Other subsidiaries	9.4	(64.3)	12.4
Statutory capital and surplus:
Symetra Life Insurance Company (1)	2,081.5	$2,078.3	$1,869.7
Other subsidiaries	138.1	136.3	106.7
_______________

(1)
Symetra Life’s surplus includes the balances of its three wholly-owned subsidiaries, First Symetra National Life Insurance Company of New York, Symetra National Life Insurance Company and Symetra Reinsurance Corporation.

Each company's respective state of domicile imposes minimum risk–based capital (RBC) requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to the financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to company action level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Symetra Life and its subsidiaries have statutory surplus and RBC levels above current regulatory required levels.
16. Related Parties
Transactions with related parties recorded in the Company’s consolidated financial statements were as follows:

	As of December 31,
	2015	2014
Liabilities to related parties:
Payable to White Mountains Advisors, LLC (1)	$2.0	$5.0
Payable to the Parent and affiliates, net (2)	18.7	15.2

	For the Years Ended December 31,
	2015	2014	2013
Transactions with related parties:
Investment advisory services expense (3)	$7.7	$18.4	$16.5
Payments related to commutation endorsements (4)	14.7	21.3	25.7
Shared services expenses allocated, net (5)	5.5	5.5	(6.7)
Concessions, general agent fees, administrative and underwriting fees (5)	11.7	12.8	14.9
___________________

(1)	Reported in other liabilities on the consolidated balance sheets.

(2)
As of December 31, 2015 and 2014, $0.1 and $0.2, respectively, are reported in receivables and other assets and $18.8 and $15.4, respectively, are reported in other liabilities on the consolidated balance sheets.

(3)	Reported as a reduction of net investment income on the consolidated statements of income.

(4)
Commutation endorsements reduce the reserves reported in funds held under deposit contracts on the consolidated balance sheets and interest credited on the consolidated statements of income, net of related payments.

(5)
Reported primarily in other underwriting and operating expenses on the consolidated statements of income. For the years ended December 31, 2015, 2014 and 2013, shared service expenses are net of rent expense allocated to the Company from the Parent of $9.0, $10.1 and $5.8, respectively.

The Company is party to an investment management agreement with White Mountains Advisors, LLC (WMA), a subsidiary of White Mountains Insurance Group, Ltd., which is an affiliate of the Parent. This agreement, as amended, provides for investment advisory services related to the Company’s invested assets. As of the Merger, WMA is no longer a related party of the Company.
The Company’s affiliate, Symetra Assigned Benefits Service Company (SABSCO), purchased future payment streams of structured settlement annuity contracts issued by the Company from third-party payees. These contracts were assigned to and owned by SABSCO. The Company issued commutation endorsements to pay SABSCO lump sum amounts in lieu of receiving the future payment streams in the structured settlement annuity contracts and releases its reserves related to the contracts.
The Company has entered into various agreements with the Parent and its affiliates for services necessary to conduct its activities. These agreements specify that the parties will provide to and receive from each other certain general services related to sharing common management, personnel and facilities, and that the related expenses will be shared. These expenses include rent, corporate overhead, data processing systems, payroll, benefits and other charges. In addition, the Company paid concessions, general agent fees, administrative and underwriting fees for services provided by its affiliates. These affiliates primarily included Symetra Securities, Inc. and Medical Risk Managers, Inc.
It is the Company’s policy to settle amounts due from affiliated companies within 30 days, except for amounts related to performance unit awards granted under the Parent's Equity Plan, which are settled when the awards are paid to the employee. Refer to Note 8 for discussion of these awards.
17. Segment Information
The Company's operations are managed separately as three divisions, consisting of four business segments based on product groupings, and a fifth reportable segment consisting primarily of unallocated corporate items and surplus investment income. The five segments are Benefits, Deferred Annuities, Income Annuities, Individual Life and Other, described further below.
The primary profitability measure that management uses to manage business segment results is pre-tax adjusted operating income (loss). Pre-tax adjusted operating income is defined as income from operations, excluding net realized gains (losses) that are not reflective of the performance of the Company's insurance operations. Excluded gains (losses) are associated with investment sales or disposal, investment impairments, changes in the fair value of mark-to-market investments and derivative investments (except for certain S&P 500 options discussed below) and changes in the fair value of embedded derivatives related to the Company's FIA product.
In the Deferred Annuities segment, certain net gains (losses) related to FIA products sold in the late 1990s are considered related to the performance of insurance operations and included in the pre-tax adjusted operating income. These products credit interest to policyholder accounts based on equity market performance, which is recorded in interest credited. The Company purchases S&P 500 options to economically hedge exposure to this block of business, which are not designated for hedge accounting. Any realized gains from these options are used to meet policyholder obligations.
Benefits Division

•
Benefits. As a multi-line carrier, Benefits offers products and services related to medical stop-loss insurance, limited benefit medical insurance, group life insurance, accidental death and dismemberment insurance and DI insurance, mainly to employer groups.

Retirement Division

•	Deferred Annuities. Deferred Annuities offers fixed and variable deferred annuities, including fixed indexed annuities, to consumers who want to accumulate tax-deferred assets for retirement.

•
Income Annuities. Income Annuities offers SPIAs to customers seeking a reliable source of retirement income or to protect against outliving their assets during retirement. In addition, Income Annuities services a block of structured settlement policies sold to fund third party personal injury settlements.

Individual Life Division

•	Individual Life. Individual Life offers insurance products such as universal and term life insurance. Individual Life also offers institutional products including BOLI and variable COLI.
Non-Operating

•
Other. This segment consists of unallocated corporate income, which primarily includes investment income on unallocated surplus, earnings related to tax credit investments, and inter-segment elimination entries.

The accounting policies of the segments are the same as those described for the Company, except for the method of capital allocation. The Company has an internally developed risk-based capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. This model accounts for the unique and specific nature of the risks inherent in the Company’s segments, and a portion of net investment income on surplus investments, but not the invested assets, is allocated to the segments based on the level of allocated capital.

The following tables present selected financial information by segment and reconcile segment pre-tax adjusted operating income (loss) to amounts reported in the consolidated statements of income:

	For the Year Ended December 31, 2015
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Operating revenues:
Premiums	$683.2	$—	$—	$33.4	$—	$716.6
Net investment income	23.4	663.6	380.9	290.9	(19.4)	1,339.4
Policy fees, contract charges, and other	6.5	18.7	0.8	180.7	0.3	207.0
Certain realized gains (losses)	—	(1.0)	—	—	—	(1.0)
Total operating revenues	713.1	681.3	381.7	505.0	(19.1)	2,262.0
Benefits and expenses:
Policyholder benefits and claims	456.9	0.6	—	113.3	—	570.8
Interest credited	—	374.8	341.0	257.8	—	973.6
Other underwriting and operating expenses	184.5	99.9	16.7	87.2	(1.0)	387.3
Amortization of DAC	1.8	71.8	6.1	10.4	—	90.1
Total benefits and expenses	643.2	547.1	363.8	468.7	(1.0)	2,021.8
Segment pre-tax adjusted operating income (loss)	$69.9	$134.2	$17.9	$36.3	$(18.1)	$240.2
Operating revenues	$713.1	$681.3	$381.7	$505.0	$(19.1)	$2,262.0
Add: Excluded realized gains (losses)	0.1	(34.6)	(6.3)	(5.3)	(46.0)	(92.1)
Total revenues	713.2	646.7	375.4	499.7	(65.1)	2,169.9
Total benefits and expenses	643.2	547.1	363.8	468.7	(1.0)	2,021.8
Income (loss) from operations before income taxes	$70.0	$99.6	$11.6	$31.0	$(64.1)	$148.1
As of December 31, 2015:
Total investments	$7.2	$16,984.9	$7,051.2	$6,307.4	$1,937.8	$32,288.5
Deferred policy acquisition costs	3.5	400.2	64.6	197.8	—	666.1
Separate account assets	—	694.3	—	215.5	—	909.8
Total assets	138.8	18,523.4	7,192.4	7,061.5	1,996.9	34,913.0
Future policy benefits, losses, claims and loss expense (1)	252.4	17,115.9	6,452.6	6,370.1	—	30,191.0
Other policyholders' funds	25.3	41.4	7.5	54.0	10.6	138.8
_______________

(1)	Includes funds held under deposit contracts, future policy benefits and policy and contract claims.

	For the Year Ended December 31, 2014
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Operating revenues:
Premiums	$595.3	$—	$—	$33.8	$—	$629.1
Net investment income	21.0	619.7	382.0	283.0	0.2	1,305.9
Policy fees, contract charges, and other	3.2	20.1	1.0	149.0	—	173.3
Certain realized gains (losses)	—	0.6	—	—	—	0.6
Total operating revenues	619.5	640.4	383.0	465.8	0.2	2,108.9
Benefits and expenses:
Policyholder benefits and claims	365.9	0.3	—	79.7	—	445.9
Interest credited	—	354.9	348.4	258.4	—	961.7
Other underwriting and operating expenses	174.1	90.3	17.2	76.7	(0.3)	358.0
Amortization of DAC	0.7	67.4	4.7	5.3	—	78.1
Total benefits and expenses	540.7	512.9	370.3	420.1	(0.3)	1,843.7
Segment pre-tax adjusted operating income (loss)	$78.8	$127.5	$12.7	$45.7	$0.5	$265.2
Operating revenues	$619.5	$640.4	$383.0	$465.8	$0.2	$2,108.9
Add: Excluded realized gains (losses)	—	(12.2)	63.8	2.7	(17.1)	37.2
Total revenues	619.5	628.2	446.8	468.5	(16.9)	2,146.1
Total benefits and expenses	540.7	512.9	370.3	420.1	(0.3)	1,843.7
Income (loss) from operations before income taxes	$78.8	$115.3	$76.5	$48.4	$(16.6)	$302.4
As of December 31, 2014:
Total investments	$4.7	$14,528.7	$7,420.4	$6,240.1	$2,067.4	$30,261.3
Deferred policy acquisition costs	2.0	215.9	58.0	119.2	—	395.1
Separate account assets	—	794.9	—	154.9	—	949.8
Total assets	139.1	15,900.7	7,557.5	6,873.8	2,083.8	32,554.9
Future policy benefits, losses, claims and loss expense (1)	220.6	14,356.7	6,497.4	6,122.4	—	27,197.1
Other policyholders' funds	20.0	22.1	5.6	58.9	8.9	115.5
_______________

(1)	Includes funds held under deposit contracts, future policy benefits and policy and contract claims.

	For the Year Ended December 31, 2013
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Operating revenues:
Premiums	$591.4	$—	$—	$35.8	$—	$627.2
Net investment income	20.9	564.2	397.9	280.4	13.9	1,277.3
Policy fees, contract charges, and other	2.3	18.3	2.6	136.3	—	159.5
Certain realized gains (losses)	—	5.1	—	—	—	5.1
Total operating revenues	614.6	587.6	400.5	452.5	13.9	2,069.1
Benefits and expenses:
Policyholder benefits and claims	393.4	0.2	—	69.3	—	462.9
Interest credited	—	337.7	349.4	253.0	—	940.1
Other underwriting and operating expenses	167.7	81.2	17.6	67.2	1.7	335.4
Amortization of DAC	—	60.8	3.9	7.7	—	72.4
Total benefits and expenses	561.1	479.9	370.9	397.2	1.7	1,810.8
Segment pre-tax adjusted operating income (loss)	$53.5	$107.7	$29.6	$55.3	$12.2	$258.3
Operating revenues	$614.6	$587.6	$400.5	$452.5	$13.9	$2,069.1
Add: Excluded realized gains (losses)	—	(10.0)	43.4	(7.8)	2.0	27.6
Total revenues	614.6	577.6	443.9	444.7	15.9	2,096.7
Total benefits and expenses	561.1	479.9	370.9	397.2	1.7	1,810.8
Income (loss) from operations before income taxes	$53.5	$97.7	$73.0	$47.5	$14.2	$285.9
As of December 31, 2013:
Total investments	$6.5	$12,561.5	$7,079.7	$5,938.7	$2,119.3	$27,705.7
Deferred policy acquisition costs	—	194.5	49.2	78.8	—	322.5
Separate account assets	—	836.2	—	142.2	—	978.4
Total assets	127.2	13,928.7	7,213.0	6,470.9	2,092.3	29,832.1
Future policy benefits, losses, claims and loss expense (1)	218.8	12,554.1	6,492.6	5,971.3	—	25,236.8
Other policyholders' funds	18.8	32.8	10.4	58.3	7.7	128.0
_______________

(1)	Includes funds held under deposit contracts, future policy benefits and policy and contract claims.
18. Subsequent Events
The Company has evaluated the effects of events subsequent to December 31, 2015, and all accounting and disclosure requirements related to subsequent events are included in the consolidated financial statements. Management has assessed material subsequent events through March 30, 2016, the date the financial statements were available to be issued.

10

SYMETRA RESOURCE VARIABLE ACCOUNT B
PART C
OTHER INFORMATION

Item  24. Financial Statements and Exhibits

a.
Financial Statements The following audited financial statements of Symetra Resource Variable Account B and of Symetra Life Insurance Company (“Symetra Life”) are included in the Statement of Additional Information of this Registration Statement:

1.	The financial statements of Symetra Resource Variable Account B as of December 31, 2015 and for each of the two years in the period then ended.

2.	The consolidated financial statements of Symetra Life Insurance Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015 .

b.	Exhibits

Exhibit		Description	Reference
1.		Resolution of Board of Directors of Symetra Life authorizing the Separate Account	1/
2.		Not Applicable
3.	(a) (b)	Principal Underwriter's Agreement Amendment to Principal Underwriter's Agreement Broker-Dealer Selling Agreement	5/ 6/ 31/
4.	(a) (b) (c) (d) (e) (f)
Form of Individual Flexible Premium Deferred Variable Annuity Contract
Endorsement to Individual Flexible Premium Deferred Variable Annuity Contract
Form of IRA & Roth Endorsement (01/12)
Form of Simple IRA Endorsement (01/12)
Form of Wealth Transfer Benefit Rider
Form of Wealth Transfer Benefit Rider Data Page
21/ 28/ 22/ 22/ 21/ 21/
5.		Form of Application for Annuity Contract	28/
6.	(a)	Amended and Restated Articles of Incorporation of Symetra Life Insurance Company	2/
	(b)	Bylaws of Symetra Life Insurance Company Effective July 1, 2014	2/
7.		Form of Reinsurance Agreement	28/

8.	(a)	Participation Agreement (AllianceBernstein)	24/

	(b)	Participation Agreement (ACVP)	7/
		Amendment No. 1 to Participation Agreement (ACVP)	7/
		Amendment No. 2 to Participation Agreement (ACVP)	7/
		Amendment No. 3 to Participation Agreement (ACVP)	7/
		Amendment No. 4 to Participation Agreement (ACVP)	8/
		Amendment No. 5 to Participation Agreement (ACVP)	9/
		Amendment No. 6 to Participation Agreement (ACVP)	14/

Exhibit		Description	Reference
		Amendment No. 7 to Participation Agreement (ACVP)	14/
		Amendment No. 8 to Participation Agreement (ACVP)	14/
		Amendment No. 9 to Participation Agreement (ACVP)	27/
		Amendment No. 10 to Participation Agreement (ACVP)	22/

	(c)	Participation Agreement (AIM/INVESCO)	7/
		Amendment No. 1 to Participation Agreement (AIM)	8/
		Amendment No. 2 to Participation Agreement (AIM)	18/
		Amendment No. 3 to Participation Agreement (AIM)	18/
		Amendment No. 4 to Participation Agreement (AIM)	29/
		Amendment No. 5 to Participation Agreement (AIM)	29/

	(d)	Participation Agreement (Alps/Ibbotson)	26/
		Amendment No. 1 of Participation Agreement (Alps/Ibbotson)	18/
		Amendment No. 2 of Participation Agreement (Alps/Ibbotson)	29/
		Amendment No. 3 of Participation Agreement (Alps/Ibbotson)	28/

	(e)	Participation Agreement (American Funds)	25/

	(f)	Participation Agreement (BlackRock)	16/
		Amendment No. 1 to Participation Agreement (BlackRock)	21/

	(g)	Participation Agreement (Calvert-CVS)	16/
		Amendment No. 1 to Participation Agreement (CVS)	22/

	(h)	Participation Agreement (Calvert-CVP)	14/
		Amendment No. 1 to Participation Agreement (Summit)	14/
		Amendment No. 2 to Participation Agreement (Summit)	14/
		Amendment No. 3 to Participation Agreement (Summit)	18/
		Consent to Assignment (Summit- Calvert CVP)	13/
		Amendment No. 4 to Participation Agreement (Calvert CVP)	22/

	(i)	Participation Agreement (Columbia VIT)	16/
		Amendment No. 1 to Participation Agreement (CVIT)	4/

	(j)	Participation Agreement (Columbia VIT II)	21/
		Amendment No. 1 to Participation Agreement (CVITII)	4/
		Amendment No. 2 to Participation Agreement (CVITII)	4/

	(k)	Participation Agreement (Delaware)	24/

	(l)	Participation Agreement (DFA)	24/

	(m)	Participation Agreement (Dreyfus)	20/
		Amendment No. 1 to Participation Agreement (Dreyfus)	8/
		Amendment No. 2 to Participation Agreement (Dreyfus)	12/
		Amendment No. 3 to Participation Agreement (Dreyfus)	22/
		Amendment No. 4 to Participation Agreement (Dreyfus)	29/

Exhibit		Description	Reference

	(n)	Participation Agreement (DWS/Scudder)	18/
		Amendment No. 1 to Participation Agreement (DWS)	16/
		Amendment No. 2 to Participation Agreement (DWS)	28/

	(o)	Participation Agreement (Eaton Vance)	4/

	(p)	Participation Agreement (Fidelity)	17/
		Amendment No. 1 to Participation Agreement (Fidelity)	15/
		Amendment No. 2 to Participation Agreement (Fidelity)	16/
		Amendment No. 3 to Participation Agreement (Fidelity)	19/
		Amendment No. 4 to Participation Agreement (Fidelity)	22/
		Amendment No. 5 to Participation Agreement (Fidelity)	4/
		Sub-Licensing Agreement (Fidelity)	17/

	(q)	Participation Agreement (Franklin Templeton)	7/
		Amendment No. 1 to Participation Agreement (FRK)	7/
		Amendment No. 2 to Participation Agreement (FRK)	7/
		Amendment No. 3 to Participation Agreement (FRK)	3/
		Amendment No. 4 to Participation Agreement (FRK)	3/
		Amendment No. 5 to Participation Agreement (FRK)	9/
		Amendment No. 6 to Participation Agreement (FRK)	14/
		Amendment No. 7 to Participation Agreement (FRK)	14/
		Amendment No. 8 to Participation Agreement (FRK)	16/
		Amendment No. 9 to Participation Agreement (FRK)	19/
		Amendment No. 10 to Participation Agreement (FRK)	22/
		Amendment No. 11 to Participation Agreement (FRK)	27/

	(r)	Participation Agreement (Goldman Sachs)	30/
		Amendment No. 1 to Participation Agreement (GS)	4/
		Amendment No. 2 to Participation Agreement (GS)	31/

	(s)	Participation Agreement (Janus)	24/
		Amendment No. 1 to Participation Agreement (Janus)	31/

	(t)	Participation Agreement (J.P. Morgan Insurance Trust)	14/
		Amendment No. 1 to Participation Agreement (J.P. Morgan)	22/
		Amendment No. 2 to Participation Agreement (J.P. Morgan)	27/
		Amendment No. 3 to Participation Agreement (J.P. Morgan)	22/

	(u)	Participation Agreement (MFS)	24/
		Amendment No. 1 to Participation Agreement (MFS)	24/
		Amendment No. 2 to Participation Agreement (MFS)	Filed Herewith

	(v)	Participation Agreement (Merger)	28/

	(w)	Participation Agreement (PIMCO)	9/
		Amendment No. 1 to Participation Agreement (PIMCO)	11/

Exhibit		Description	Reference
		Amendment No. 2 to Participation Agreement (PIMCO)	11/
		Amendment No. 3 to Participation Agreement (PIMCO)	16/
		Novation to Participation Agreement (PIMCO)	19/
		Amendment No. 4 to Participation Agreement (PIMCO)	22/
		Amendment No. 5 to Participation Agreement (PIMCO)	22/

	(x)	Participation Agreement (PIMCO Equity Series Trust)	24/

	(y)	Participation Agreement (Pioneer)	3/
		Amendment to Participation Agreement (Pioneer)	10/
		Amendment No. 2 to Participation Agreement (Pioneer)	14/
		Amendment No. 3 to Participation Agreement (Pioneer)	18/
		Amendment No. 4 to Participation Agreement (Pioneer)	27/
		Amendment No. 5 to Participation Agreement (Pioneer)	22/

	(z)	Participation Agreement (Royce Capital)	24/

	(aa)	Participation Agreement (SEI)	4/

	(bb)	Participation Agreement (Sentinel)	24/

	(cc)	Participation Agreement (T. Rowe Price)	24/
		Amendment No. 1 to Participation Agreement (T. Rowe Price)	28/

	(dd)	Participation Agreement (VanEck)	28/

	(ee)	Participation Agreement (Vanguard)	26/
		Amendment No. 1 to Participation Agreement (Vanguard)	14/
		Amendment No. 2 to Participation Agreement (Vanguard)	23/

	(ff)	Participation Agreement (Virtus)	28/

9.		Opinion and Consent of Counsel	Filed Herewith

10.		Consent of Ernst & Young, LLP Independent Registered Accounting Firm	Filed Herewith

11.		Not Applicable

12.		Not Applicable

13.	(a)	Power of Attorney - Fry, Goldstein, Guilbert, Marra & Meister	31/
	(b)	Power of Attorney - Hunt	Filed Herewith

Reference	Description
1/
Incorporated by reference to Initial Product Filing to Form N-4 registration statement of Symetra Separate Account C filed with the Securities and Exchange Commission (“SEC”) on June 16, 1995 (File No. 33-60331).

2/	Incorporated by reference to Post-Effective Amendment No. 32 on Form N-4 registration statement of Separate Account C filed with the SEC on July 2, 2014 (File No. 33-69712).
3/	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).
4/	Incorporated by reference to Post-Effective Amendment No. 47 on Form N-4 registration statement of Registrant filed with the SEC on April 30, 2014 (File No. 333-178461).
5/	Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 of Registrant filed with the SEC on December 29, 1995 (File No. 33-69600).
6/	Incorporated by reference to Initial Product Filing to Form N-4 registration statement of Registrant filed with the SEC on December 13, 2011 (File No. 333-178461).
7/	Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).
8/	Incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).
9/	Incorporated by reference to Post-Effective Amendment No. 30 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).
10/	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).
11/	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).
12/	Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on November 30, 2007 (File No. 333-136776).
13/	Incorporated by reference to Initial Product Filing on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 23, 2009 (File No. 333-158141).
14/	Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 15, 2007 (File No. 333-136776).
15/	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on January 31, 2008 (File No. 333-137411).
16/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).
17/	Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).
18/	Incorporated by reference to Post-Effective Amendment No. 25 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2008 (File No. 33-69712).
19/	Incorporated by reference to Post-Effective Amendment No. 28 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 29, 2011 (File No. 33-69712).

20/	Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).
21/	Incorporated by reference to Pre-Effective Amendment No. 3 on Form N-4 registration statement of Registrant filed with the SEC on April 5, 2012 (File No. 333-178461).
22/	Incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2012 (File No. 33-69712).
23/	Incorporated by reference to Post-Effective Amendment No. 28 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2012 (File No. 333-136776).
24/	Incorporated by reference to Post-Effective Amendment No. 42 on Form N-4 registration statement of Registrant filed with the SEC on May 7, 2012 (File No. 333-178461).
25/	Incorporated by reference to Post-Effective Amendment No. 43 on Form N-4 registration statement of Registrant filed with the SEC on January 30, 2013 (File No. 333-178461).
26/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on May 15, 2007 (File No. 333-137411).
27/	Incorporated by reference to Post-Effective Amendment No. 30 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2013 (File No. 33-69712).
28/	Incorporated by reference to Post-Effective Amendment No. 46 on Form N-4 registration statement of Registrant filed with the SEC on April 30, 2013 (File No. 333-178461).
29/	Incorporated by reference to Post-Effective Amendment No. 31 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2014 (File No. 33-69712).
30/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).
31/	Incorporated by reference to Post-Effective Amendment No. 49 on Form N-4 registration statement of Registrant filed with the SEC on April 30, 2015 (File No. 333-178461).

Item 25. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Resource Variable Account B or the variable annuity contracts offered through Symetra Resource Variable Account B.

Name	Positions with Symetra	Principal Business Address
Thomas M. Marra	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Michael W. Fry	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Daniel R. Guilbert	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Richard G. LaVoice	Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Mark E. Hunt	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Hirofumi Miyahara	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Masato Naitoh	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
David S. Goldstein	Director, Senior Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Tommie D. Brooks	Senior Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Colleen M. Murphy	Senior Vice President, Controller and Treasurer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Christine A. Katzmar Holmes	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Suzanne Webb Sainato	Vice President and Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Jacqueline M. Veneziani	Vice President, Associate General Counsel and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Richard P. Smolinski	Vice President and Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by Symetra Resource Variable Account B (“Registrant”). Symetra Life established Registrant by resolution of its Board of Directors. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Iowa law. All subsidiaries are included in consolidated financial statements. Following is the organizational chart of Symetra Financial Corporation.

Item 27. Number of Contract Owners
As of February 29, 2016, there were 992 Contract Owners and 1,318 Certificate-Holders of the Registrant.

Item 28. Indemnification

As more fully set forth in its Bylaws, Symetra Life, to the maximum extent it is empowered by the Iowa Business Corporation Act, Iowa Code Chapter 490, shall indemnify and advance expenses to any person who was or is a party to or is threatened to be made a party to any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including a grand jury proceeding) and whether formal or informal, by reason of the fact that such person (a) is or was a director or officer of the corporation, or (b) while a director or officer of the corporation, is or was serving at the request of the corporation as a director, officer, employee, agent, partner or trustee (or in a similar capacity) of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against reasonable expenses (including attorneys’ fees), judgments, fines, penalties, including an excise tax assessed with respect to an employee benefit plan, and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding or any appeal thereof.

Under certain Director and Officer Indemnification Agreements (“Agreement(s)”) between Symetra Life’s parent company, Symetra Financial Corporation, and directors and/or certain officers of Symetra Life (“Indemnitees”), Symetra Financial Corporation indemnifies and holds harmless Indemnitees, to the full extent permitted by the laws of the State of Delaware in effect at the time the Agreement is effective or as such laws may from time to time be amended, against all Indemnifiable Losses related to, resulting from or arising out of any Claim (subject to certain exceptions) where:

•
“Claim” means any threatened, pending or completed action, suit or proceeding, or any inquiry or investigation, whether instituted, made or conducted by Symetra Financial Corporation or any other party, including without limitation any governmental entity, that an Indemnitee determines might lead to the institution of any such action, suit or proceeding, whether civil, criminal, administrative, arbitrative, investigative or other;

•
“Expenses” includes all direct and indirect costs and expenses of any type whatsoever (including without limitation all attorneys’ and experts’ fees, expenses and charges) and all other costs, expenses and obligations actually and reasonably paid or incurred in connection with investigating, defending, being a witness in or participating in (including on appeal), or preparing to investigate, defend, be a witness in or participate in, any Claim; and

•
“Indemnifiable Losses” means any and all Expenses, damages, losses, liabilities, judgments, fines, penalties and amounts paid in settlement (including without limitation all interest, assessments and other charges paid or payable in connection with or in respect of any of the foregoing) (collectively, “Losses”) relating to, resulting from or arising out of any Claim by reason of the fact that (i) Indemnitee is or was a director, officer, employee or agent of Symetra Financial Corporation and/or of a subsidiary of Symetra Financial Corporation; or (ii) Indemnitee is or was serving at the request of Symetra Financial Corporation as a director, officer, employee or agent of another corporation, partnership, non-profit organization, joint venture, trust or other enterprise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws, statutes, agreements, or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life or Symetra Financial Corporation of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a. Symetra Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for other Symetra Life Individual Variable Annuity Contracts, Symetra Life’s Group Variable Annuity Contracts and Symetra Life's Individual Flexible Premium Variable Life Insurance Policies.

b. The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Baker, Stephen R.	Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Farrell, Andrew M.	Director, President and Chief Operating Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Fuehrer, Melissa J.	Assistant Vice President and Chief Compliance Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
LaVoice, Richard G.	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Meister, Margaret A.	Chairman of the Board	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Murphy, Colleen M.	Chief Financial Officer, Treasurer and Financial and Operations Principal	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Sainato, Suzanne Webb	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

c.
During the fiscal year ended December 31, 2015 , Symetra Securities, Inc. received $55,175.02 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

Item 30. Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services

Not Applicable

Item 32. Undertakings

1.	The Registrant hereby undertakes to:

a.    File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the variable annuity Contracts may be accepted;

b.    Include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c.	Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

1.
    Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 28th day of April, 2016 .

Symetra Resource Variable Account B
Registrant

By:    Symetra Life Insurance Company

By:    THOMAS M. MARRA*
Thomas M. Marra, Director

Symetra Life Insurance Company
Depositor

By:    THOMAS M. MARRA*
Thomas M. Marra, Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is either Filed Herewith as Exhibit 13 or incorporated by reference to Exhibit 13.

NAME                            TITLE

Michael W. Fry*                     Director and Executive Vice President
Michael W. Fry

Director, General Counsel, Senior Vice President and Secretary
David S. Goldstein

Daniel R. Guilbert*                  Director and Executive Vice President
Daniel R. Guilbert

Mark E. Hunt*                     Director and Executive Vice President
Mark E. Hunt

Thomas M. Marra*                  Director and President (Principal Executive Officer)
Thomas M. Marra

Margaret A. Meister*                 Director, Chief Financial Officer and

Margaret A. Meister	Executive Vice President (Principal Financial Officer and Principal Accounting Officer)
Director
Hirofumi Miyahara

Director
Masato Naitoh